UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 to September 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2021
Classes A, C, I, P, P2, P3, R, R6 and W
Fixed-Income Funds
■
Voya GNMA Income Fund

■
Voya High Yield Bond Fund

■
Voya Intermediate Bond Fund

■
Voya Short Term Bond Fund

■
Voya Strategic Income Opportunities Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Markets Falter as Investor Sentiment Steps Back
Dear Shareholder,
In our view, multiple forces have conspired to reduce the outlook for U.S. and global growth in recent months. Equity market pricing reset lower in September, as the COVID-19 pandemic continued to frustrate hopes of resuming normal life. Its overhang on businesses has abated and varies regionally, but the Delta variant’s rise shows that coronaviruses are not going away. As countries strive to contain and adapt, their efforts are likely to continue impacting economic output, in our opinion. What we believe matters more, however, is inflation and central banks’ attempts to manage it.
Ongoing strains in global supply chains, excess demand and raw material shortages are keeping upward pressures on prices. At the same time, strong counterforces —  globalization, automation and demographics — are pulling prices downward and compounding the uncertainty of inflation forecasts. The U.S. Federal Reserve Board (“Fed”) maintains its belief that inflation is transitory, and recently confirmed it would soon begin “tapering,” i.e., trimming its monthly purchases of mortgage-backed securities, which have helped support the economy by keeping long-term interest rates low.
Even if the Fed begins tapering, in our view, monetary policy remains highly supportive of economic growth. We do not think growth will decline to the point of concern, nor do we expect inflation to get out of hand — most inflation pressures are coming from COVID-19-sensitive sectors, and in our opinion are likely to dissipate as supply chains return to normal. In this environment, we believe corporate earnings will keep growing and equities will continue to provide attractive return potential.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations, however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

shareholder expense examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*
Voya GNMA Income Fund
Class A	$1,000.00	$1,000.80	0.84%	$4.21	$1,000.00	$1,020.86	0.84%	$4.26
Class C	1,000.00	997.00	1.59	7.96	1,000.00	1,017.10	1.59	8.04
Class I	1,000.00	1,001.10	0.54	2.71	1,000.00	1,022.36	0.54	2.74
Class P	1,000.00	1,003.60	0.15	0.54	1,000.00	1,017.41	0.15	0.54
Class R6	1,000.00	1,002.30	0.48	0.80	1,000.00	1,007.55	0.48	0.81
Class W	1,000.00	1,000.90	0.59	2.96	1,000.00	1,022.11	0.59	2.99
Voya High Yield Bond Fund
Class A	$1,000.00	$1,034.90	1.04%	$5.31	$1,000.00	$1,019.85	1.04%	$5.27
Class C	1,000.00	1,031.10	1.79	9.11	1,000.00	1,016.09	1.79	9.05
Class I	1,000.00	1,036.80	0.69	3.52	1,000.00	1,021.61	0.69	3.50
Class P	1,000.00	1,040.20	0.04	0.20	1,000.00	1,024.87	0.04	0.20
Class P3	1,000.00	1,040.50	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,033.60	1.29	6.58	1,000.00	1,018.60	1.29	6.53
Class R6	1,000.00	1,037.00	0.63	3.22	1,000.00	1,021.91	0.63	3.19
Class W	1,000.00	1,037.50	0.79	4.04	1,000.00	1,021.11	0.79	4.00

shareholder expense examples (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*
Voya Intermediate Bond Fund
Class A	$1,000.00	$1,019.70	0.69%	$3.49	$1,000.00	$1,021.61	0.69%	$3.50
Class C	1,000.00	1,015.90	1.44	7.28	1,000.00	1,017.85	1.44	7.28
Class I	1,000.00	1,021.30	0.35	1.77	1,000.00	1,023.31	0.35	1.78
Class P3	1,000.00	1,023.10	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,018.40	0.94	4.76	1,000.00	1,020.36	0.94	4.76
Class R6	1,000.00	1,022.50	0.30	1.52	1,000.00	1,023.56	0.30	1.52
Class W	1,000.00	1,021.00	0.44	2.23	1,000.00	1,022.86	0.44	2.23
Voya Short Term Bond Fund
Class A	$1,000.00	$1,005.20	0.62%	$3.12	$1,000.00	$1,021.96	0.62%	$3.14
Class C	1,000.00	1,001.50	1.37	6.87	1,000.00	1,018.20	1.37	6.93
Class I	1,000.00	1,006.70	0.35	1.76	1,000.00	1,023.31	0.35	1.78
Class P2	1,000.00	1,007.50	0.15	0.75	1,000.00	1,024.32	0.15	0.76
Class P3	1,000.00	1,008.30	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,004.00	0.87	4.37	1,000.00	1,020.71	0.87	4.41
Class R6	1,000.00	1,006.90	0.30	1.51	1,000.00	1,023.56	0.30	1.52
Class W	1,000.00	1,005.50	0.37	1.86	1,000.00	1,023.21	0.37	1.88
Voya Strategic Income Opportunities Fund
Class A	$1,000.00	$1,008.10	0.85%	$4.28	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,004.20	1.60	8.04	1,000.00	1,017.05	1.60	8.09
Class I	1,000.00	1,008.90	0.62	3.12	1,000.00	1,021.96	0.62	3.14
Class P	1,000.00	1,011.80	0.04	0.20	1,000.00	1,024.87	0.04	0.20
Class R	1,000.00	1,005.70	1.10	5.53	1,000.00	1,019.55	1.10	5.57
Class R6	1,000.00	1,009.20	0.54	2.72	1,000.00	1,022.36	0.54	2.74
Class W	1,000.00	1,008.30	0.60	3.02	1,000.00	1,022.06	0.60	3.04

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
ASSETS:
Investments in securities at fair value+*	$2,141,610,739	$924,350,308	$10,038,038,161
Short-term investments at fair value†	521,509,943	259,327,655	1,021,663,042
Cash	—	504,569	16,765,488
Cash collateral for futures contracts	4,216,757	—	19,905,351
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	230,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	4,235,000	—	2,895,000
Receivables:
Investment securities sold	28,301	7,970,500	100,890,984
Investment securities sold on a delayed-delivery or when-issued basis	840,020,952	—	347,452,299
Fund shares sold	5,296,366	1,214,938	22,168,961
Dividends	—	318	180
Interest	3,599,382	13,185,658	55,749,215
Foreign tax reclaims	—	—	94,558
Unrealized appreciation on forward foreign currency contracts	—	—	116,995
Prepaid expenses	93,275	56,620	99,596
Other assets	45,913	19,868	176,587
Total assets	3,520,656,628	1,206,630,434	11,626,246,417
LIABILITIES:
Income distribution payable	321,686	82,138	2,081,841
Payable for investment securities purchased	413,924	26,973,773	146,079,088
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,706,823,015	—	696,219,677
Payable for fund shares redeemed	5,775,960	597,560	13,265,513
Payable upon receipt of securities loaned	—	226,435,503	726,241,675
Unrealized depreciation on forward foreign currency contracts	—	—	55,726
Variation margin payable on futures contracts	358,581	—	158,388
Cash received as collateral for OTC derivatives (Note 2)	—	—	1,620,000
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	261,000	—	—
Payable for investment management fees	655,994	287,522	2,212,493
Payable for distribution and shareholder service fees	147,984	19,672	176,408
Payable to custodian due to bank overdraft	524,391	—	—
Payable to trustees under the deferred compensation plan (Note 6)	45,913	19,868	176,587
Payable for trustee fees	9,062	4,670	50,667
Other accrued expenses and liabilities	862,017	220,205	1,656,964
Total liabilities	1,716,199,527	254,640,911	1,589,995,027
NET ASSETS	$1,804,457,101	$951,989,523	$10,036,251,390
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,821,874,381	$909,849,112	$9,903,257,316
Total distributable earnings (loss)	(17,417,280)	42,140,411	132,994,074
NET ASSETS	$1,804,457,101	$951,989,523	$10,036,251,390
+ Including securities loaned at value	$—	$221,068,386	$709,341,189
* Cost of investments in securities	$2,121,622,775	$878,913,738	$9,849,050,109
† Cost of short-term investments	$521,510,914	$259,327,446	$1,021,667,005
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited) (continued)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
Class A
Net assets	$537,738,416	$51,887,410	$431,445,013
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	63,645,622	6,428,331	41,810,876
Net asset value and redemption price per share†	$8.45	$8.07	$10.32
Maximum offering price per share (2.50%)(1)	$8.67	$8.28	$10.58
Class C
Net assets	$41,786,479	$10,858,597	$20,427,584
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,971,152	1,345,753	1,982,466
Net asset value and redemption price per share†	$8.41	$8.07	$10.30
Class I
Net assets	$1,074,504,455	$210,420,177	$6,443,917,669
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	126,937,373	26,110,328	624,379,358
Net asset value and redemption price per share	$8.46	$8.06	$10.32
Class P
Net assets	$33,452	$325,845,308	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	3,959	40,364,856	n/a
Net asset value and redemption price per share	$8.45	$8.07	n/a
Class P3
Net assets	n/a	$11,245,139	$50,385,517
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	1,391,835	4,880,107
Net asset value and redemption price per share	n/a	$8.08	$10.32
Class R
Net assets	n/a	$301,492	$164,591,424
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	37,318	15,929,468
Net asset value and redemption price per share	n/a	$8.08	$10.33
Class R6
Net assets	$24,390,831	$245,117,921	$2,720,934,507
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,880,561	30,334,193	263,503,745
Net asset value and redemption price per share	$8.47	$8.08	$10.33
Class W
Net assets	$126,003,468	$96,313,479	$204,549,676
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	14,867,725	11,908,447	19,834,829
Net asset value and redemption price per share	$8.47	$8.09	$10.31

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$456,324,639	$2,444,434,948
Short-term investments at fair value†	19,311,272	285,334,211
Cash collateral for futures contracts	297,309	4,762,941
Cash pledged for centrally cleared swaps (Note 2)	—	446,846
Cash pledged as collateral for OTC derivatives (Note 2)	—	5,730,000
Receivables:
Investment securities sold	12,326,939	11,812,900
Fund shares sold	124,530	5,970,766
Dividends	273	6,785
Interest	1,840,096	23,166,451
Unrealized appreciation on forward foreign currency contracts	—	13,485,420
Prepaid expenses	40,612	99,354
Other assets	4,888	27,318
Total assets	490,270,558	2,795,277,940
LIABILITIES:
Income distribution payable	407	762,178
Payable for investment securities purchased	19,092,117	68,877,578
Payable for fund shares redeemed	189,116	7,420,610
Payable to broker	—	1,684,807
Payable upon receipt of securities loaned	6,367,836	89,645,688
Unrealized depreciation on forward foreign currency contracts	—	15,259,811
Variation margin payable on centrally cleared swaps	—	36,905
Variation margin payable on futures contracts	16,542	242,591
Cash received as collateral for OTC derivatives (Note 2)	—	3,190,000
Payable for investment management fees	88,162	1,065,486
Payable for distribution and shareholder service fees	4,434	81,884
Payable to custodian due to bank overdraft	571,456	—
Payable to trustees under the deferred compensation plan (Note 6)	4,888	27,318
Payable for trustee fees	1,806	12,617
Unfunded loan commitments (Note 10)	—	1,172,685
Other accrued expenses and liabilities	38,797	521,198
Written options, at fair value^	—	431,448
Total liabilities	26,375,561	190,432,804
NET ASSETS	$463,894,997	$2,604,845,136
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$466,363,470	$2,674,475,807
Total distributable loss	(2,468,473)	(69,630,671)
NET ASSETS	$463,894,997	$2,604,845,136
+ Including securities loaned at value	$6,232,534	$87,416,271
* Cost of investments in securities	$455,553,912	$2,425,867,214
† Cost of short-term investments	$19,311,427	$285,334,211
^ Premiums received on written options	$—	$527,985
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2021 (Unaudited) (continued)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
Class A
Net assets	$19,256,005	$133,662,082
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,934,286	13,304,243
Net asset value and redemption price per share†	$9.96	$10.05
Maximum offering price per share (2.50%)(1)	$10.22	$10.31
Class C
Net assets	$527,661	$54,733,817
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	52,986	5,530,662
Net asset value and redemption price per share†	$9.96	$9.90
Class I
Net assets	$25,699,515	$2,177,683,792
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,583,762	216,295,178
Net asset value and redemption price per share	$9.95	$10.07
Class P
Net assets	n/a	$3,349
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	335
Net asset value and redemption price per share	n/a	$10.01
Class P2
Net assets	$28,859,129	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	2,920,093	n/a
Net asset value and redemption price per share	$9.88	n/a
Class P3
Net assets	$3,933,693	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	396,560	n/a
Net asset value and redemption price per share	$9.92	n/a
Class R
Net assets	$11,033	$22,898,127
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,105	2,298,100
Net asset value and redemption price per share	$9.99	$9.96
Class R6
Net assets	$364,524,475	$169,841,322
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	36,610,896	16,921,972
Net asset value and redemption price per share	$9.96	$10.04
Class W
Net assets	$21,083,486	$46,022,647
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,112,107	4,592,641
Net asset value and redemption price per share	$9.98	$10.02

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2021 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
INVESTMENT INCOME:
Dividends	$—	$241,928	$6,168
Interest, net of foreign taxes withheld*	9,887,440	25,908,374	135,140,277
Securities lending income, net	—	99,440	216,891
Total investment income	9,887,440	26,249,742	135,363,336
EXPENSES:
Investment management fees	3,976,397	2,725,511	13,717,662
Distribution and shareholder service fees:
Class A	719,337	64,436	571,231
Class C	228,379	50,910	110,857
Class R	—	990	432,690
Transfer agent fees:
Class A	354,150	41,886	335,335
Class C	28,109	8,272	16,269
Class I	475,110	65,997	1,567,158
Class P	201	4,893	—
Class P3	—	106	239
Class R	—	322	127,004
Class R6	274	2,566	15,491
Class W	81,507	80,775	158,948
Shareholder reporting expense	69,400	24,278	135,603
Registration fees	127,766	97,606	272,690
Professional fees	35,047	19,298	151,089
Custody and accounting expense	87,840	26,282	506,210
Trustee fees	36,249	18,677	202,668
Miscellaneous expense	9,290	10,460	62,598
Interest expense	25	—	25
Total expenses	6,229,081	3,243,265	18,383,767
Waived and reimbursed fees	(177,385)	(963,921)	(68,241)
Net expenses	6,051,696	2,279,344	18,315,526
Net investment income	3,835,744	23,970,398	117,047,810
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,480,282	13,587,948	75,617,085
Forward foreign currency contracts	—	—	825,802
Foreign currency related transactions	—	—	(384,881)
Futures	49,477	—	18,685,784
Swaps	—	—	(5,610,444)
Written options	—	—	(2,280,787)
Net realized gain	3,529,759	13,587,948	86,852,559
Net change in unrealized appreciation (depreciation) on:
Investments	(1,653,655)	(2,530,541)	10,304,280
Forward foreign currency contracts	—	—	(2,343,149)
Foreign currency related transactions	—	—	(634,313)
Futures	(3,109,439)	—	4,151,974
Written options	—	—	2,395,820
Net change in unrealized appreciation (depreciation)	(4,763,094)	(2,530,541)	13,874,612
Net realized and unrealized gain (loss)	(1,233,335)	11,057,407	100,727,171
Increase in net assets resulting from operations	$2,602,409	$35,027,805	$217,774,981
* Foreign taxes withheld	$—	$—	$83,381
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2021 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$1,370	$27,724
Interest, net of foreign taxes withheld*	2,641,386	46,862,135
Securities lending income, net	5,408	37,549
Total investment income	2,648,164	46,927,408
EXPENSES:
Investment management fees	452,663	6,325,682
Distribution and shareholder service fees:
Class A	24,932	174,255
Class C	2,677	272,266
Class R	22	57,387
Transfer agent fees:
Class A	7,292	43,755
Class C	195	17,093
Class I	9,803	844,977
Class P2	627	—
Class P3	36	—
Class R	3	7,205
Class R6	269	2,043
Class W	8,030	15,272
Shareholder reporting expense	3,477	72,275
Registration fees	66,476	108,024
Professional fees	9,555	48,135
Custody and accounting expense	29,280	208,600
Trustee fees	7,223	50,467
Miscellaneous expense	4,615	33,365
Total expenses	627,175	8,280,801
Waived and reimbursed fees	(100,952)	(9)
Net expenses	526,223	8,280,792
Net investment income	2,121,941	38,646,616
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld)	798,845	1,945,814
Forward foreign currency contracts	—	(4,596,498)
Foreign currency related transactions	(133)	(184,481)
Futures	(317,495)	(11,042,791)
Swaps	—	(8,147,461)
Written options	—	5,951,344
Net realized gain (loss)	481,217	(16,074,073)
Net change in unrealized appreciation (depreciation) on:
Investments	(886,663)	11,828,605
Forward foreign currency contracts	—	(2,966,376)
Foreign currency related transactions	(14,612)	(157,383)
Futures	177,844	(11,388,013)
Swaps	—	(49,869)
Written options	—	1,101,612
Net change in unrealized appreciation (depreciation)	(723,431)	(1,631,424)
Net realized and unrealized loss	(242,214)	(17,705,497)
Increase in net assets resulting from operations	$1,879,727	$20,941,119
* Foreign taxes withheld	$—	$50,796
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$3,835,744	$15,176,171	$23,970,398	$43,783,222
Net realized gain	3,529,759	17,477,758	13,587,948	9,678,584
Net change in unrealized appreciation (depreciation)	(4,763,094)	(15,379,355)	(2,530,541)	83,281,518
Increase in net assets resulting from operations	2,602,409	17,274,574	35,027,805	136,743,324
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,853,061)	(9,377,238)	(1,256,634)	(2,347,151)
Class C	(135,165)	(455,335)	(209,925)	(447,906)
Class I	(8,426,794)	(14,869,649)	(5,208,657)	(5,258,208)
Class P	(357)	(653)	(9,351,373)	(15,894,893)
Class P3	—	—	(304,868)	(415,677)
Class R	—	—	(9,202)	(33,483)
Class R6	(213,648)	(371,629)	(6,525,126)	(12,023,544)
Class W	(1,049,012)	(2,783,574)	(2,539,650)	(7,324,885)
Return of capital:
Class A	—	(1,926,810)	—	(114,765)
Class C	—	(159,566)	—	(23,566)
Class I	—	(2,889,673)	—	(359,331)
Class P	—	(108)	—	(719,676)
Class P3	—	—	—	(19,834)
Class R	—	—	—	(1,496)
Class R6	—	(126,940)	—	(554,730)
Class W	—	(567,620)	—	(367,110)
Total distributions	(13,678,037)	(33,528,795)	(25,405,435)	(45,906,255)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	366,267,927	1,168,302,809	134,220,202	665,909,788
Reinvestment of distributions	11,487,828	28,307,653	24,785,499	44,999,241
	377,755,755	1,196,610,462	159,005,701	710,909,029
Cost of shares redeemed	(392,566,604)	(651,435,706)	(159,030,087)	(347,677,664)
Net increase (decrease) in net assets resulting from capital share transactions	(14,810,849)	545,174,756	(24,386)	363,231,365
Net increase (decrease) in net assets	(25,886,477)	528,920,535	9,597,984	454,068,434
NET ASSETS:
Beginning of year or period	1,830,343,578	1,301,423,043	942,391,539	488,323,105
End of year or period	$1,804,457,101	$1,830,343,578	$951,989,523	$942,391,539
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Fund		Voya Short Term Bond Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$117,047,810	$257,060,237	$2,121,941	$3,935,631
Net realized gain (loss)	86,852,559	(17,879,152)	481,217	817,392
Net change in unrealized appreciation (depreciation)	13,874,612	284,489,546	(723,431)	7,316,228
Increase in net assets resulting from operations	217,774,981	523,670,631	1,879,727	12,069,251
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,815,369)	(20,564,182)	(144,067)	(278,104)
Class C	(199,077)	(893,744)	(1,853)	(3,952)
Class I	(91,308,921)	(275,242,006)	(200,357)	(288,052)
Class P2	—	—	(1,141,075)	(2,186,280)
Class P3	(737,003)	(1,562,771)	(40,066)	(81,188)
Class R	(1,985,295)	(7,528,131)	(51)	(55)
Class R6	(41,547,652)	(127,827,065)	(1,640,647)	(1,089,714)
Class W	(3,025,864)	(11,423,548)	(185,584)	(337,343)
Return of capital:
Class A	—	(1,426,181)	—	(41,825)
Class C	—	(69,869)	—	(1,134)
Class I	—	(19,029,063)	—	(34,181)
Class P2	—	—	—	(198,897)
Class P3	—	(107,543)	—	(6,905)
Class R	—	(534,794)	—	(14)
Class R6	—	(8,604,830)	—	(103,871)
Class W	—	(813,151)	—	(44,753)
Total distributions	(144,619,181)	(475,626,878)	(3,353,700)	(4,696,268)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,474,676,628	4,097,730,949	366,754,531	122,358,355
Reinvestment of distributions	127,658,101	425,239,101	3,349,719	4,616,589
	1,602,334,729	4,522,970,050	370,104,250	126,974,944
Cost of shares redeemed	(1,640,257,378)	(2,798,974,263)	(113,249,190)	(98,064,607)
Net increase (decrease) in net assets resulting from capital share transactions	(37,922,649)	1,723,995,787	256,855,060	28,910,337
Net increase in net assets	35,233,151	1,772,039,540	255,381,087	36,283,320
NET ASSETS:
Beginning of year or period	10,001,018,239	8,228,978,699	208,513,910	172,230,590
End of year or period	$10,036,251,390	$10,001,018,239	$463,894,997	$208,513,910
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Income Opportunities Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$38,646,616	$87,624,973
Net realized loss	(16,074,073)	(11,401,028)
Net change in unrealized appreciation (depreciation)	(1,631,424)	285,287,987
Increase in net assets resulting from operations	20,941,119	361,511,932
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,083,381)	(4,573,237)
Class C	(609,626)	(1,296,760)
Class I	(34,993,210)	(70,280,162)
Class P	(65)	(435,158)
Class P3	—	(61,640)
Class R	(314,661)	(571,163)
Class R6	(2,846,438)	(6,311,083)
Class W	(787,674)	(1,869,031)
Return of capital:
Class A	—	(764,196)
Class C	—	(285,148)
Class I	—	(10,402,184)
Class P	—	(17)
Class R	—	(114,529)
Class R6	—	(796,329)
Class W	—	(244,753)
Total distributions	(41,635,055)	(98,005,390)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	491,360,896	1,049,049,671
Reinvestment of distributions	37,004,999	87,221,563
	528,365,895	1,136,271,234
Cost of shares redeemed	(358,969,003)	(1,520,530,385)
Net increase (decrease) in net assets resulting from capital share transactions	169,396,892	(384,259,151)
Net increase (decrease) in net assets	148,702,956	(120,752,609)
NET ASSETS:
Beginning of year or period	2,456,142,180	2,576,894,789
End of year or period	$2,604,845,136	$2,456,142,180
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya GNMA Income Fund
Class A
09-30-21+	8.50	0.01•	0.00*	0.01	0.06	—	—	0.06	—	8.45	0.08	0.85	0.84	0.84	0.25	537,738	300
03-31-21	8.58	0.07•	0.02	0.09	0.14	—	0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
03-31-20	8.36	0.18•	0.27	0.45	0.23	—	—	0.23	—	8.58	5.43	0.93	0.92	0.92	2.12	493,737	421
03-31-19	8.25	0.18	0.13	0.31	0.20	—	—	0.20	—	8.36	3.85	0.97	0.95	0.95	2.25	394,763	398
03-31-18	8.44	0.14•	(0.13)	0.01	0.18	—	0.02	0.20	—	8.25	0.08	0.95	0.95	0.95	1.66	435,118	367
03-31-17	8.63	0.08	(0.04)	0.04	0.13	0.01	0.09	0.23	—	8.44	0.44	0.93	0.93	0.93	1.02	513,223	580
Class C
09-30-21+	8.46	(0.02)•	(0.01)	(0.03)	0.02	—	—	0.02	—	8.41	(0.30)	1.60	1.59	1.59	(0.50)	41,786	300
03-31-21	8.53	0.01•	0.03	0.04	0.08	—	0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
03-31-20	8.31	0.12•	0.26	0.38	0.16	—	—	0.16	—	8.53	4.66	1.68	1.67	1.67	1.37	47,577	421
03-31-19	8.21	0.12	0.12	0.24	0.14	—	—	0.14	—	8.31	2.96	1.72	1.70	1.70	1.49	62,769	398
03-31-18	8.39	0.06	(0.10)	(0.04)	0.12	—	0.02	0.14	—	8.21	(0.56)	1.70	1.70	1.70	0.90	76,535	367
03-31-17	8.58	0.02	(0.05)	(0.03)	0.06	0.01	0.09	0.16	—	8.39	(0.37)	1.68	1.68	1.68	0.27	111,103	580
Class I
09-30-21+	8.52	0.02•	(0.01)	0.01	0.07	—	—	0.07	—	8.46	0.11	0.57	0.54	0.54	0.55	1,074,504	300
03-31-21	8.59	0.09•	0.04	0.13	0.17	—	0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
03-31-20	8.37	0.21•	0.26	0.47	0.25	—	—	0.25	—	8.59	5.75	0.67	0.62	0.62	2.42	604,194	421
03-31-19	8.26	0.21	0.13	0.34	0.23	—	—	0.23	—	8.37	4.16	0.71	0.65	0.65	2.55	387,607	398
03-31-18	8.45	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.26	0.37	0.70	0.65	0.65	1.95	350,326	367
03-31-17	8.64	0.10	(0.03)	0.07	0.16	0.01	0.09	0.26	—	8.45	0.76	0.64	0.64	0.64	1.29	461,076	580
Class P
09-30-21+	8.51	0.04•	(0.01)	0.03	0.09	—	—	0.09	—	8.45	0.36	1.68	0.15	0.15	0.93	33	300
05-22-20(4) - 03-31-21	8.62	0.09•	0.00*	0.09	0.17	—	0.03	0.20	—	8.51	1.03	1.67	0.15	0.15	1.28	33	419
Class R6
09-30-21+	8.52	0.03•	(0.01)	0.02	0.07	—	—	0.07	—	8.47	0.23	0.48	0.48	0.48	0.61	24,391	300
07-31-20(4) - 03-31-21	8.58	0.04•	0.02	0.06	0.09	—	0.03	0.11	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
09-30-21+	8.53	0.02•	(0.01)	0.01	0.07	—	—	0.07	—	8.47	0.09	0.60	0.59	0.59	0.50	126,003	300
03-31-21	8.60	0.09•	0.04	0.13	0.17	—	0.03	0.19	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
03-31-20	8.38	0.20•	0.27	0.47	0.25	—	—	0.25	—	8.60	5.69	0.68	0.67	0.67	2.38	155,915	421
03-31-19	8.27	0.20•	0.13	0.33	0.22	—	—	0.22	—	8.38	4.11	0.72	0.70	0.70	2.47	91,383	398
03-31-18	8.46	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.27	0.33	0.70	0.70	0.70	1.92	156,625	367
03-31-17	8.65	0.12	(0.05)	0.07	0.16	0.01	0.09	0.26	—	8.46	0.72	0.68	0.68	0.68	1.26	141,853	580
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund
Class A
09-30-21+	7.99	0.18•	0.10	0.28	0.20	—	—	0.20	—	8.07	3.49	1.04	1.04	1.04	4.57	51,887	33
03-31-21	7.02	0.38•	0.99	1.37	0.38	—	0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
03-31-20	7.86	0.39•	(0.81)	(0.42)	0.42	—	—	0.42	—	7.02	(5.76)	1.10	1.10	1.10	4.97	44,060	57
03-31-19	7.89	0.43	(0.05)	0.38	0.41	—	—	0.41	—	7.86	5.03	1.10	1.10	1.10	5.49	60,390	33
03-31-18	8.11	0.43	(0.22)	0.21	0.43	—	—	0.43	—	7.89	2.52	1.07	1.07	1.07	5.27	52,994	40
03-31-17	7.62	0.41	0.50	0.91	0.42	—	—	0.42	—	8.11	12.13	1.06	1.06	1.06	5.23	60,927	41
Class C
09-30-21+	7.99	0.15•	0.10	0.25	0.17	—	—	0.17	—	8.07	3.11	1.79	1.79	1.79	3.82	10,859	33
03-31-21	7.02	0.32•	0.99	1.31	0.32	—	0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
03-31-20	7.86	0.34•	(0.82)	(0.48)	0.36	—	—	0.36	—	7.02	(6.47)	1.85	1.85	1.85	4.23	11,215	57
03-31-19	7.89	0.37	(0.05)	0.32	0.35	—	—	0.35	—	7.86	4.24	1.85	1.85	1.85	4.77	15,945	33
03-31-18	8.11	0.37	(0.23)	0.14	0.36	—	—	0.36	—	7.89	1.75	1.82	1.82	1.82	4.52	10,513	40
03-31-17	7.61	0.36	0.50	0.86	0.36	—	—	0.36	—	8.11	11.45	1.81	1.81	1.81	4.49	13,113	41
Class I
09-30-21+	7.98	0.20•	0.09	0.29	0.21	—	—	0.21	—	8.06	3.68	0.69	0.69	0.69	4.92	210,420	33
03-31-21	7.01	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
03-31-20	7.85	0.42•	(0.81)	(0.39)	0.45	—	—	0.45	—	7.01	(5.45)	0.75	0.75	0.75	5.32	68,214	57
03-31-19	7.88	0.47	(0.06)	0.41	0.44	—	—	0.44	—	7.85	5.39	0.75	0.75	0.75	5.82	81,121	33
03-31-18	8.10	0.46	(0.23)	0.23	0.45	—	—	0.45	—	7.88	2.87	0.72	0.72	0.72	5.62	149,279	40
03-31-17	7.61	0.44	0.49	0.93	0.44	—	—	0.44	—	8.10	12.54	0.71	0.71	0.71	5.56	204,818	41
Class P
09-30-21+	7.99	0.23•	0.09	0.32	0.24		—	0.24	—	8.07	4.02	0.63	0.04	0.04	5.57	325,845	33
03-31-21	7.02	0.45•	1.00	1.45	0.46	—	0.02	0.47	—	7.99	20.96	0.63	0.04	0.04	5.83	313,306	78
03-31-20	7.87	0.47•	(0.82)	(0.35)	0.50	—	—	0.50	—	7.02	(4.92)	0.69	0.08	0.08	5.98	99,000	57
03-31-19	7.90	0.51	(0.05)	0.46	0.49	—	—	0.49	—	7.87	6.05	0.69	0.08	0.08	6.51	120,464	33
03-31-18	8.11	0.51	(0.22)	0.29	0.50	—	—	0.50	—	7.90	3.63	0.66	0.06	0.06	6.28	132,713	40
03-31-17	7.61	0.50	0.49	0.99	0.49	—	—	0.49	—	8.11	13.36	0.66	0.07	0.07	6.25	149,606	41
Class P3
09-30-21+	8.00	0.23•	0.09	0.32	0.24	—	—	0.24	—	8.08	4.05	0.63	0.00*	0.00*	5.61	11,245	33
03-31-21	7.02	0.46•	1.00	1.46	0.46	—	0.02	0.48	—	8.00	21.18	0.63	0.00*	0.00*	5.88	8,814	78
03-31-20	7.86	0.46•	(0.79)	(0.33)	0.51	—	—	0.51	—	7.02	(4.74)	0.74	0.00*	0.00*	7.32	1,143	57
06-01-18(4) - 03-31-19	7.85	0.41•	0.00*	0.41	0.40	—	—	0.40	—	7.86	5.36	0.69	0.00*	0.00*	6.25	3	33
Class R
09-30-21+	8.00	0.18•	0.09	0.27	0.19	—	—	0.19	—	8.08	3.36	1.29	1.29	1.29	4.32	301	33
03-31-21	7.03	0.36•	0.99	1.35	0.36	—	0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
03-31-20	7.87	0.37•	(0.81)	(0.44)	0.40	—	—	0.40	—	7.03	(5.99)	1.35	1.35	1.35	4.72	684	57
03-31-19	7.90	0.41	(0.05)	0.36	0.39	—	—	0.39	—	7.87	4.76	1.35	1.35	1.35	5.25	1,185	33
03-31-18	8.11	0.41	(0.21)	0.20	0.41	—	—	0.41	—	7.90	2.39	1.32	1.32	1.32	5.00	791	40
03-31-17	7.62	0.40	0.49	0.89	0.40	—	—	0.40	—	8.11	11.85	1.31	1.31	1.31	4.99	267	41
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund (continued)
Class R6
09-30-21+	8.00	0.20•	0.09	0.29	0.21	—	—	0.21	—	8.08	3.70	0.63	0.63	0.63	4.98	245,118	33
03-31-21	7.02	0.41•	1.00	1.41	0.41	—	0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
03-31-20	7.87	0.43•	(0.82)	(0.39)	0.46	—	—	0.46	—	7.02	(5.49)	0.69	0.69	0.69	5.44	125,036	57
03-31-19	7.89	0.45•	(0.03)	0.42	0.44	—	—	0.44	—	7.87	5.52	0.69	0.69	0.69	5.72	10,002	33
03-31-18	8.10	0.46	(0.22)	0.24	0.45	—	—	0.45	—	7.89	2.97	0.66	0.66	0.66	5.67	117,343	40
08-03-16(4) - 03-31-17	7.89	0.30•	0.20	0.50	0.29	—	—	0.29	—	8.10	6.39	0.66	0.66	0.66	5.74	120,605	41
Class W
09-30-21+	8.00	0.20•	0.10	0.30	0.21	—	—	0.21	—	8.09	3.75	0.79	0.79	0.79	4.81	96,313	33
03-31-21	7.03	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
03-31-20	7.87	0.41•	(0.81)	(0.40)	0.44	—	—	0.44	—	7.03	(5.51)	0.85	0.85	0.85	5.22	138,971	57
03-31-19	7.90	0.45	(0.05)	0.40	0.43	—	—	0.43	—	7.87	5.29	0.85	0.85	0.85	5.74	98,192	33
03-31-18	8.12	0.45	(0.22)	0.23	0.45	—	—	0.45	—	7.90	2.78	0.82	0.82	0.82	5.51	98,970	40
03-31-17	7.63	0.44	0.49	0.93	0.44	—	—	0.44	—	8.12	12.40	0.81	0.81	0.81	5.49	90,878	41
Voya Intermediate Bond Fund
Class A
09-30-21+	10.25	0.10•	0.10	0.20	0.13	—	—	0.13	—	10.32	1.97	0.69	0.69	0.69	1.97	431,445	108††
03-31-21	10.11	0.25•	0.38	0.63	0.29	0.17	0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159††
03-31-20	10.02	0.30	0.13	0.43	0.33	0.01	—	0.34	—	10.11	4.29	0.69	0.69	0.69	2.88	451,338	253††
03-31-19	9.90	0.30	0.11	0.41	0.29	—	—	0.29	—	10.02	4.28	0.70	0.70	0.70	3.06	431,210	329††
03-31-18	10.01	0.27	(0.09)	0.18	0.29	—	—	0.29	—	9.90	1.75	0.67	0.67	0.67	2.63	444,865	482††
03-31-17	10.09	0.27	(0.05)	0.22	0.30	—	—	0.30	—	10.01	2.19	0.65	0.65	0.65	2.65	436,938	403††
Class C
09-30-21+	10.23	0.06•	0.10	0.16	0.09	—	—	0.09	—	10.30	1.59	1.44	1.44	1.44	1.22	20,428	108††
03-31-21	10.09	0.17•	0.38	0.55	0.21	0.17	0.03	0.41	—	10.23	5.34	1.45	1.45	1.45	1.62	22,702	159††
03-31-20	10.01	0.21	0.14	0.35	0.26	0.01	—	0.27	—	10.09	3.41	1.44	1.44	1.44	2.06	25,556	253††
03-31-19	9.89	0.23	0.11	0.34	0.22	—	—	0.22	—	10.01	3.51	1.45	1.45	1.45	2.31	28,657	329††
03-31-18	10.00	0.19	(0.09)	0.10	0.21	—	—	0.21	—	9.89	0.99	1.42	1.42	1.42	1.89	30,922	482††
03-31-17	10.07	0.19	(0.04)	0.15	0.22	—	—	0.22	—	10.00	1.53	1.40	1.40	1.40	1.91	28,270	403††
Class I
09-30-21+	10.25	0.12•	0.10	0.22	0.15	—	—	0.15	—	10.32	2.13	0.35	0.35	0.35	2.32	6,443,918	108††
03-31-21	10.10	0.29•	0.38	0.67	0.32	0.17	0.03	0.52	—	10.25	6.57	0.34	0.34	0.34	2.70	6,175,479	159††
03-31-20	10.02	0.32	0.14	0.46	0.37	0.01	—	0.38	—	10.10	4.53	0.36	0.36	0.36	3.13	4,988,317	253††
03-31-19	9.90	0.33	0.12	0.45	0.33	—	—	0.33	—	10.02	4.63	0.36	0.36	0.36	3.41	4,142,382	329††
03-31-18	10.01	0.30	(0.09)	0.21	0.32	—	—	0.32	—	9.90	2.09	0.35	0.35	0.35	2.96	2,510,746	482††
03-31-17	10.08	0.30	(0.04)	0.26	0.33	—	—	0.33	—	10.01	2.63	0.33	0.33	0.33	3.00	1,578,844	403††
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Fund (continued)
Class P3
09-30-21+	10.25	0.14•	0.10	0.24	0.17	—	—	0.17	—	10.32	2.31	0.30	0.00*	0.00*	2.66	50,386	108††
03-31-21	10.11	0.32•	0.38	0.70	0.36	0.17	0.03	0.56	—	10.25	6.83	0.30	0.00*	0.00*	3.02	36,991	159††
03-31-20	10.02	0.36	0.14	0.50	0.40	0.01	—	0.41	—	10.11	4.99	0.30	0.00*	0.00*	3.49	20,936	253††
06-01-18(4) - 03-31-19	9.80	0.31•	0.21	0.52	0.30	—	—	0.30	—	10.02	5.40	0.31	0.00*	0.00*	3.80	16,286	329††
Class R
09-30-21+	10.26	0.09•	0.10	0.19	0.12	—	—	0.12	—	10.33	1.84	0.94	0.94	0.94	1.72	164,591	108††
03-31-21	10.12	0.22•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159††
03-31-20	10.03	0.26	0.15	0.41	0.31	0.01	—	0.32	—	10.12	4.03	0.94	0.94	0.94	2.56	186,915	253††
03-31-19	9.92	0.28	0.10	0.38	0.27	—	—	0.27	—	10.03	3.92	0.95	0.95	0.95	2.81	170,236	329††
03-31-18	10.02	0.24	(0.08)	0.16	0.26	—	—	0.26	—	9.92	1.60	0.92	0.92	0.92	2.38	186,904	482††
03-31-17	10.10	0.24	(0.04)	0.20	0.28	—	—	0.28	—	10.02	1.93	0.90	0.90	0.90	2.42	166,268	403††
Class R6
09-30-21+	10.25	0.12•	0.11	0.23	0.15	—	—	0.15	—	10.33	2.25	0.30	0.30	0.30	2.37	2,720,935	108††
03-31-21	10.11	0.29•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159††
03-31-20	10.02	0.33	0.14	0.47	0.37	0.01	—	0.38	—	10.11	4.67	0.30	0.30	0.30	3.19	2,306,857	253††
03-31-19	9.90	0.34	0.11	0.45	0.33	—	—	0.33	—	10.02	4.65	0.31	0.31	0.31	3.46	1,851,627	329††
03-31-18	10.00	0.31	(0.09)	0.22	0.32	—	—	0.32	—	9.90	2.20	0.31	0.31	0.31	3.00	1,514,795	482††
03-31-17	10.08	0.30	(0.04)	0.26	0.34	—	—	0.34	—	10.00	2.54	0.31	0.31	0.31	3.01	832,462	403††
Class W
09-30-21+	10.24	0.12•	0.09	0.21	0.14	—	—	0.14	—	10.31	2.10	0.44	0.44	0.44	2.22	204,550	108††
03-31-21	10.10	0.27•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159††
03-31-20	10.01	0.32	0.14	0.46	0.36	0.01	—	0.37	—	10.10	4.56	0.44	0.44	0.44	3.05	249,060	253††
03-31-19	9.89	0.32•	0.12	0.44	0.32	—	—	0.32	—	10.01	4.55	0.45	0.45	0.45	3.25	174,570	329††
03-31-18	10.00	0.29	(0.09)	0.20	0.31	—	—	0.31	—	9.89	2.00	0.42	0.42	0.42	2.89	760,186	482††
03-31-17	10.07	0.29	(0.03)	0.26	0.33	—	—	0.33	—	10.00	2.54	0.40	0.40	0.40	2.92	654,374	403††
Voya Short Term Bond Fund
Class A
09-30-21+	9.98	0.05•	0.00*	0.05	0.07	—	—	0.07	—	9.96	0.52	0.64	0.62	0.62	0.91	19,256	179
03-31-21	9.55	0.16•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
03-31-20	9.77	0.22•	(0.23)	(0.01)	0.21	—	—	0.21	—	9.55	(0.14)	0.72	0.65	0.65	2.19	6,907	192
03-31-19	9.72	0.21•	0.06	0.27	0.22	—	—	0.22	—	9.77	2.85	0.93	0.77	0.77	2.14	14,247	137
03-31-18	9.84	0.16	(0.12)	0.04	0.16	—	—	0.16	—	9.72	0.35	0.88	0.77	0.77	1.55	2,618	165
03-31-17	9.88	0.12•	(0.01)	0.11	0.15	—	—	0.15	—	9.84	1.16	0.85	0.76	0.76	1.18	4,894	227
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Term Bond Fund (continued)
Class C
09-30-21+	9.98	0.01•	0.00*	0.01	0.03	—	—	0.03	—	9.96	0.15	1.39	1.37	1.37	0.16	528	179
03-31-21	9.55	0.09•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
03-31-20	9.76	0.14•	(0.21)	(0.07)	0.14	—	—	0.14	—	9.55	(0.78)	1.47	1.40	1.40	1.41	335	192
03-31-19	9.72	0.12	0.07	0.19	0.15	—	—	0.15	—	9.76	1.97	1.68	1.52	1.52	1.38	1,038	137
03-31-18	9.84	0.08	(0.12)	(0.04)	0.08	—	—	0.08	—	9.72	(0.40)	1.63	1.52	1.52	0.81	728	165
03-31-17	9.88	0.04	0.00*	0.04	0.08	—	—	0.08	—	9.84	0.40	1.60	1.51	1.51	0.45	1,079	227
Class I
09-30-21+	9.97	0.06•	0.01	0.07	0.09	—	—	0.09	—	9.95	0.67	0.40	0.35	0.35	1.18	25,700	179
03-31-21	9.54	0.19•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
03-31-20	9.76	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.54	0.16	0.57	0.40	0.40	2.43	11,925	192
03-31-19	9.71	0.23	0.07	0.30	0.25	—	—	0.25	—	9.76	3.15	0.78	0.50	0.50	2.37	9,283	137
03-31-18	9.84	0.18	(0.13)	0.05	0.18	—	—	0.18	—	9.71	0.55	0.71	0.51	0.51	1.84	9,578	165
03-31-17	9.88	0.15	(0.01)	0.14	0.18	—	—	0.18	—	9.84	1.46	0.67	0.50	0.50	1.46	12,921	227
Class P2
09-30-21+	9.94	0.07•	0.00*	0.07	0.13	—	—	0.13	—	9.88	0.75	0.32	0.15	0.15	1.40	28,859	179
03-31-21	9.54	0.21•	0.46	0.67	0.25	—	0.02	0.27	—	9.94	7.03	0.38	0.15	0.15	2.11	95,093	145
10-22-19(4) - 03-31-20	9.88	0.26•	(0.47)	(0.21)	0.13	—	—	0.13	—	9.54	(2.16)	0.36	0.15	0.15	2.67	49,296	192
Class P3
09-30-21+	9.95	0.08•	0.00*	0.08	0.11	—	—	0.11	—	9.92	0.83	0.32	0.00*	0.00*	1.53	3,934	179
03-31-21	9.54	0.23•	0.45	0.68	0.25	—	0.02	0.27	—	9.95	7.13	0.38	0.00*	0.00*	2.30	3,324	145
03-31-20	9.76	0.28•	(0.21)	0.07	0.29	—	—	0.29	—	9.54	0.67	0.42	0.00*	0.00*	2.83	5,288	192
06-01-18(4) - 03-31-19	9.71	0.23•	0.08	0.31	0.26	—	—	0.26	—	9.76	3.22	0.63	0.00*	0.00*	2.90	3,341	137
Class R
09-30-21+	10.01	0.03•	0.01	0.04	0.06	—	—	0.06	—	9.99	0.40	0.89	0.87	0.87	0.67	11	179
03-31-21	9.57	0.14•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
03-31-20	9.77	0.19•	(0.20)	(0.01)	0.19	—	—	0.19	—	9.57	(0.18)	0.97	0.90	0.90	1.93	3	192
03-31-19	9.72	0.18	0.07	0.25	0.20	—	—	0.20	—	9.77	2.60	1.18	1.02	1.02	1.85	3	137
03-31-18	9.84	0.13	(0.12)	0.01	0.13	—	—	0.13	—	9.72	0.10	1.13	1.02	1.02	1.33	3	165
03-31-17	9.88	0.09	0.00*	0.09	0.13	—	—	0.13	—	9.84	0.89	1.10	1.01	1.01	0.93	3	227
Class R6
09-30-21+	9.98	0.05•	0.02	0.07	0.09	—	—	0.09	—	9.96	0.69	0.32	0.30	0.30	1.10	364,524	179
03-31-21	9.55	0.20•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
03-31-20	9.76	0.24•	(0.21)	0.03	0.24	—	—	0.24	—	9.55	0.29	0.42	0.35	0.35	2.47	98,380	192
03-31-19	9.72	0.23	0.06	0.29	0.25	—	—	0.25	—	9.76	3.08	0.63	0.47	0.47	2.40	86,628	137
03-31-18	9.84	0.18	(0.11)	0.07	0.19	—	—	0.19	—	9.72	0.68	0.59	0.48	0.48	1.85	93,094	165
03-31-17	9.89	0.14	0.00*	0.14	0.19	—	—	0.19	—	9.84	1.39	0.56	0.47	0.47	1.47	73,871	227
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Term Bond Fund (continued)
Class W
09-30-21+	10.01	0.06•	(0.01)	0.05	0.08	—	—	0.08	—	9.98	0.55	0.39	0.37	0.37	1.16	21,083	179
03-31-21	9.57	0.18•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145
03-31-20	9.79	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.57	0.12	0.47	0.40	0.40	2.41	97	192
03-31-19	9.72	0.22	0.10	0.32	0.25	—	—	0.25	—	9.79	3.31	0.68	0.52	0.52	2.38	523	137
03-31-18	9.85	0.18•	(0.13)	0.05	0.18	—	—	0.18	—	9.72	0.50	0.63	0.52	0.52	1.83	79	165
03-31-17	9.89	0.14•	0.00*	0.14	0.18	—	—	0.18	—	9.85	1.41	0.60	0.51	0.51	1.42	393	227
Voya Strategic Income Opportunities Fund
Class A
09-30-21+	10.12	0.15•	(0.07)	0.08	0.15	—	—	0.15	—	10.05	0.81	0.85	0.85	0.85	2.86	133,662	26
03-31-21	9.12	0.32•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
03-31-20	10.15	0.35•	(0.97)	(0.62)	0.41	—	—	0.41	—	9.12	(6.48)	0.86	0.86	0.86	3.45	146,080	167
03-31-19	10.16	0.37	0.03	0.40	0.41	—	—	0.41	—	10.15	3.99	0.94	0.94	0.94	3.63	128,224	155
03-31-18	10.12	0.37	0.03	0.40	0.36	—	—	0.36	—	10.16	4.01	1.13	1.05	1.05	3.52	30,921	103
03-31-17	9.94	0.42•	0.24	0.66	0.48	—	—	0.48	—	10.12	6.82	1.22	1.06	1.06	4.17	11,255	68
Class C
09-30-21+	9.97	0.11•	(0.07)	0.04	0.11	—	—	0.11	—	9.90	0.42	1.60	1.60	1.60	2.11	54,734	26
03-31-21	8.98	0.24•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
03-31-20	10.00	0.27•	(0.96)	(0.69)	0.33	—	—	0.33	—	8.98	(7.24)	1.61	1.61	1.61	2.68	53,333	167
03-31-19	10.00	0.29	0.04	0.33	0.33	—	—	0.33	—	10.00	3.32	1.69	1.69	1.69	2.87	25,999	155
03-31-18	9.96	0.29	0.03	0.32	0.28	—	—	0.28	—	10.00	3.24	1.88	1.80	1.80	2.79	8,150	103
03-31-17	9.78	0.33•	0.25	0.58	0.40	—	—	0.40	—	9.96	6.05	1.97	1.81	1.81	3.38	1,893	68
Class I
09-30-21+	10.15	0.16•	(0.07)	0.09	0.17	—	—	0.17	—	10.07	0.89	0.62	0.62	0.62	3.09	2,177,684	26
03-31-21	9.15	0.34•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
03-31-20	10.20	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.15	(6.30)	0.60	0.60	0.60	3.68	2,046,289	167
03-31-19	10.21	0.42	0.02	0.44	0.45	—	—	0.45	—	10.20	4.42	0.61	0.61	0.61	3.99	1,151,236	155
03-31-18	10.18	0.40•	0.04	0.44	0.41	—	—	0.41	—	10.21	4.37	0.78	0.70	0.70	3.87	194,924	103
03-31-17	9.99	0.45•	0.27	0.72	0.53	—	—	0.53	—	10.18	7.38	0.85	0.69	0.69	4.51	27,339	68
Class P
09-30-21+	10.09	0.19•	(0.07)	0.12	0.20	—	—	0.20	—	10.01	1.18	0.54	0.04	0.04	3.75	3	26
03-31-21	9.11	0.40•	1.02	1.42	0.39	—	0.05	0.44	—	10.09	15.82	0.57	0.07	0.07	4.13	3	45
03-31-20	10.18	0.44•	(1.01)	(0.57)	0.50	—	—	0.50	—	9.11	(5.99)	0.55	0.05	0.05	4.26	9,529	167
02-01-19(4) - 03-31-19	10.13	0.05•	0.08	0.13	0.08	—	—	0.08	—	10.18	1.33	0.58	0.08	0.08	3.22	3	155
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class R
09-30-21+	10.04	0.13•	(0.07)	0.06	0.14	—	—	0.14	—	9.96	0.57	1.10	1.10	1.10	2.61	22,898	26
03-31-21	9.04	0.29•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
03-31-20	10.07	0.32•	(0.97)	(0.65)	0.38	—	—	0.38	—	9.04	(6.80)	1.11	1.11	1.11	3.20	18,459	167
03-31-19	10.08	0.34	0.03	0.37	0.38	—	—	0.38	—	10.07	3.73	1.19	1.19	1.19	3.37	12,425	155
03-31-18	10.04	0.33	0.04	0.37	0.33	—	—	0.33	—	10.08	3.76	1.38	1.30	1.30	3.26	5,168	103
03-31-17	9.86	0.37	0.26	0.63	0.45	—	—	0.45	—	10.04	6.57	1.47	1.31	1.31	3.82	3,955	68
Class R6
09-30-21+	10.12	0.16•	(0.07)	0.09	0.17	—	—	0.17	—	10.04	0.92	0.54	0.54	0.54	3.17	169,841	26
03-31-21	9.12	0.35•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
03-31-20	10.17	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.12	(6.28)	0.55	0.55	0.55	3.75	229,913	167
03-31-19	10.19	0.39	0.04	0.43	0.45	—	—	0.45	—	10.17	4.36	0.58	0.58	0.58	3.82	47,004	155
03-31-18	10.16	0.40	0.04	0.44	0.41	—	—	0.41	—	10.19	4.41	0.74	0.66	0.66	3.88	112,151	103
03-31-17	9.99	0.45	0.25	0.70	0.53	—	—	0.53	—	10.16	7.21	0.83	0.67	0.67	4.46	111,530	68
Class W
09-30-21+	10.10	0.16•	(0.08)	0.08	0.16	—	—	0.16	—	10.02	0.83	0.60	0.60	0.60	3.11	46,023	26
03-31-21	9.09	0.34•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45
03-31-20	10.13	0.38•	(0.99)	(0.61)	0.43	—	—	0.43	—	9.09	(6.37)	0.61	0.61	0.61	3.69	69,522	167
03-31-19	10.13	0.39	0.04	0.43	0.43	—	—	0.43	—	10.13	4.35	0.69	0.69	0.69	3.75	48,251	155
03-31-18	10.09	0.39	0.04	0.43	0.39	—	—	0.39	—	10.13	4.27	0.88	0.80	0.80	3.77	26,567	103
03-31-17	9.90	0.44•	0.26	0.70	0.51	—	—	0.51	—	10.09	7.19	0.97	0.81	0.81	4.38	4,161	68

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

††
The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 13% for the period ended September 30, 2021 and 39%, 40%, 35%, 32% and 50% for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.
See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Term Bond Fund (“Short Term Bond”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least six or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P2, Class P3, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the
“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2021, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $1,572,175 and $14,227,727, respectively, which represents the gross payments to be received by the Funds on OTC purchased options and open forward foreign currency contracts were they to be unwound as of September 30, 2021. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $1,620,000 and $3,190,000, respectively, in cash collateral from certain counterparties at September 30, 2021.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2021, Intermediate Bond and Strategic Income Opportunities had a liability position of $55,726, and $15,691,259, respectively, on open forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2021, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2021, Intermediate Bond and Strategic Income Opportunities had pledged $230,000 and $5,730,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2021.
	Buy	Sell
Intermediate Bond	$4,931,463	$41,811,424
Strategic Income Opportunities	1,171,755,993	1,200,817,277
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2021, GNMA Income, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2021, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2021.
	Purchased	Sold
GNMA Income	$23,330,193	$354,696,386
Intermediate Bond	1,016,057,881	488,785,235
Short Term Bond	110,213,427	38,638,445
Strategic Income Opportunities	421,550,665	546,436,380
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.
J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At September 30, 2021, GNMA Income and Intermediate Bond had pledged $4,235,000 and $2,895,000, respectively, in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.
M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.
N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $204,687,000 and $157,896,443, respectively. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions contracts for Strategic Income Opportunities at September 30, 2021. There were no open written interest rate swaptions contracts for Intermediate Bond at September 30, 2021.
During the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $457,682,000 and $165,829,333, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Strategic Income Opportunities at September 30, 2021. There were no open purchased options on foreign currencies contracts for Intermediate Bond at September 30, 2021.
During the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of $261,384,500 and $101,217,333, respectively. Please refer to the tables within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at September 30, 2021. There were no open written options on foreign currency contracts for Intermediate Bond at September 30, 2021.
During the period ended September 30, 2021, Intermediate Bond and Strategic Income Opportunities had purchased options on credit default swap indices with average notional values of $223,595,500 and $111,694,500 to manage their exposure to certain credit markets. Please refer to the tables within the Portfolio of Investments for open purchased options on credit default swap indices for Intermediate Bond and Strategic Income Opportunities at September 30, 2021.
O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2021, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2021, Strategic Income Opportunities had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure within various credit sectors and to hedge the credit risk associated within various sectors with the credit markets. In addition, for the period ended September 30, 2021, Strategic Income Opportunities had bought credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market. Please refer to the tables within the Portfolios of Investments for open credit default swaps to buy protection for Strategic Income Opportunities as of September 30, 2021. There were no open credit default swaps to sell protection for Strategic Income Opportunities as of September 30, 2021.
During the period ended September 30, 2021, Strategic Income Opportunities had an average notional value on credit default swaps to buy protection of $15,120,000.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2021, Strategic Income Opportunities had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $14,799,875.
For the period ended September 30, 2021, Strategic Income Opportunities had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $25,595,350.
There were no open interest rate swaps at September 30, 2021.
At September 30, 2021, Strategic Income Opportunities had pledged $446,846 as cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2021, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
GNMA Income	$8,328,129	$6,243,420
High Yield Bond	302,439,894	300,426,696
Intermediate Bond	2,184,553,062	2,548,685,131
Short Term Bond	337,337,943	124,561,807
Strategic Income Opportunities	514,921,117	523,332,194

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:
	Purchases	Sales
GNMA Income	$6,326,597,189	$6,281,934,275
Intermediate Bond	8,765,899,791	8,482,688,558
Short Term Bond	571,194,598	530,199,607
Strategic Income Opportunities	201,368,790	84,346,594
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of GNMA Income, High Yield Bond and Strategic Income Opportunities through August 1, 2022. These waivers are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.
Fund	Fee
GNMA Income	0.45% on the first $1 billion, 0.43% on the next $500 million and 0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million, 0.55% on the next $4.5 billion and 0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Term Bond	0.25% on all assets
Strategic Income Opportunities	0.50% on all assets
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Term Bond	0.25%	1.00%	0.50%
Strategic Income Opportunities	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2021, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
GNMA Income	$5,832	$—
High Yield Bond	2,164	—
Intermediate Bond	3,180	—
Short Term Bond	102	—
Strategic Income Opportunities	4,015	—
Contingent Deferred Sales Charges:
GNMA Income	$25,925	$3,406
High Yield Bond	13	57
Intermediate Bond	910	1,533
Short Term Bond	1,997	—
Strategic Income Opportunities	5,000	4,974
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Index Solution Income Portfolio	Short Term Bond	6.26%
Voya Institutional Trust Company	GNMA Income	14.38
Voya Intermediate Bond Portfolio	High Yield Bond	14.41
Voya Investment Trust Co.	High Yield Bond	11.54
Voya Retirement Conservative Portfolio	Short Term Bond	7.34
Voya Retirement Growth Portfolio	Short Term Bond	27.08
Voya Retirement Insurance and Annuity Company	Intermediate Bond	9.35
Voya Retirement Moderate Growth Portfolio	Short Term Bond	18.56
Voya Retirement Moderate Portfolio	Short Term Bond	16.95
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2021, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
GNMA Income	$193,646
High Yield Bond	6,586
Intermediate Bond	238,065
Short Term Bond	12
Strategic Income Opportunities	8,987
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P2	Class P3	Class R	Class R6	Class W
GNMA Income	0.84%	1.59%	0.54%	0.15%	N/A	N/A	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	0.15%	N/A	0.00%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	N/A	N/A	0.00%	1.00%	0.50%	0.50%
Short Term Bond	0.65%	1.40%	0.35%	N/A	0.15%	0.00%	0.90%	0.30%	0.40%
Strategic Income Opportunities	1.15%	1.90%	0.72%	0.15%	N/A	N/A	1.40%	0.60%	0.90%
With the exception of Strategic Income Opportunities and the non-recoupable Class P management fee waiver for GNMA Income and High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	September 30,
	2022	2023	2024	Total
GNMA Income	$116,982	$29,902	$—	$146,884
High Yield Bond	10,345	19,688	56,992	87,025
Intermediate Bond	45,047	72,782	118,376	236,205
Short Term Bond	169,820	246,253	241,455	657,528
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2021, are as follows:
	September 30,
	2022	2023	2024	Total
GNMA Income
Class A	$—	$53,214	$41,283	$94,497
Class C	—	4,738	3,349	8,087
Class I	176,119	191,903	250,269	618,291
Class P	—	122	359	481
Class W	—	13,152	8,721	21,873
Short Term Bond
Class I	11,480	11,035	7,934	30,449
The Expense Limitation Agreement is contractual through August 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the period ended September 30, 2021:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
GNMA Income	1	$669,000	1.33%
Intermediate Bond	1	673,000	1.33

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2021	6,678,036	—	411,798	(13,057,902)	—	(5,968,068)	56,711,602	—	3,492,618	(110,735,602)	—	(50,531,382)
3/31/2021	26,944,868	—	1,200,962	(16,087,280)	—	12,058,550	231,045,151	—	10,292,022	(137,788,797)	—	103,548,376
Class C
9/30/2021	314,036	—	14,747	(1,141,005)	—	(812,222)	2,651,893	—	124,536	(9,630,344)	—	(6,853,915)
3/31/2021	1,967,981	—	64,684	(1,823,764)	—	208,901	16,786,460	—	551,827	(15,553,503)	—	1,784,784
Class I
9/30/2021	34,273,079	—	782,997	(21,820,048)	—	13,236,028	291,436,134	—	6,652,451	(185,490,900)	—	112,597,685
3/31/2021	89,156,852	—	1,593,392	(47,354,775)	—	43,395,469	765,178,344	—	13,675,785	(406,391,460)	—	372,462,669
Class P
9/30/2021	—	—	42	—	—	42	—	—	357	—	—	357
5/22/2020(1) -
3/31/2021	3,828	—	89	—	—	3,917	33,000	—	761	—	—	33,761
Class R6
9/30/2021	402,694	—	25,132	(2,447,650)	—	(2,019,824)	3,424,591	—	213,648	(20,863,672)	—	(17,225,433)
7/31/2020(1) -
3/31/2021	5,139,871	—	58,209	(297,695)	—	4,900,385	44,091,192	—	498,569	(2,551,069)	—	42,038,692
Class W
9/30/2021	1,414,452	—	118,033	(7,718,182)	—	(6,185,697)	12,043,707	—	1,004,218	(65,846,086)	—	(52,798,161)
3/31/2021	12,911,284	—	382,737	(10,360,560)	—	2,933,461	111,168,662	—	3,288,689	(89,150,877)	—	25,306,474
High Yield Bond
Class A
9/30/2021	455,205	—	137,238	(398,316)	—	194,127	3,665,677	—	1,107,724	(3,214,052)	—	1,559,349
3/31/2021	1,277,866	—	278,827	(1,602,122)	—	(45,429)	9,799,174	—	2,166,595	(12,205,285)	—	(239,516)
Class C
9/30/2021	134,766	—	25,718	(85,651)	—	74,833	1,088,350	—	207,488	(689,043)	—	606,795
3/31/2021	52,327	—	56,970	(437,035)	—	(327,738)	407,776	—	442,005	(3,379,701)	—	(2,529,920)
Class I
9/30/2021	8,292,997	—	600,728	(4,228,414)	—	4,665,311	66,687,620	—	4,842,277	(34,081,475)	—	37,448,422
3/31/2021	17,254,831	—	676,970	(6,224,650)	—	11,707,151	135,709,963	—	5,288,007	(48,118,788)	—	92,879,182
Class P
9/30/2021	3,637,121	—	1,146,471	(3,627,310)	—	1,156,282	29,270,723	—	9,255,867	(29,222,736)	—	9,303,854
3/31/2021	30,843,627	—	2,122,977	(7,863,387)	—	25,103,217	230,588,862	—	16,599,577	(62,071,848)	—	185,116,591

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
High Yield Bond (continued)
Class P3
9/30/2021	329,017	—	37,720	(76,897)	—	289,840	2,654,924	—	304,868	(620,777)	—	2,339,015
3/31/2021	1,065,181	—	55,612	(181,619)	—	939,174	7,925,155	—	435,511	(1,424,482)	—	6,936,184
Class R
9/30/2021	2,597	—	1,078	(34,720)	—	(31,045)	20,985	—	8,698	(281,107)	—	(251,424)
3/31/2021	12,372	—	4,474	(45,872)	—	(29,026)	96,072	—	34,769	(362,000)	—	(231,159)
Class R6
9/30/2021	2,878,896	—	807,271	(3,704,746)	—	(18,579)	23,199,337	—	6,524,007	(29,873,465)	—	(150,121)
3/31/2021	25,766,653	—	1,585,305	(14,803,857)	—	12,548,101	189,942,494	—	12,382,591	(111,639,906)	—	90,685,179
Class W
9/30/2021	945,291	—	313,462	(7,586,046)	—	(6,327,293)	7,632,586	—	2,534,570	(61,047,432)	—	(50,880,276)
3/31/2021	12,079,442	—	978,485	(14,599,434)	—	(1,541,507)	91,440,292	—	7,650,186	(108,475,654)	—	(9,385,176)
Intermediate Bond
Class A
9/30/2021	4,114,971	—	409,133	(7,591,678)	—	(3,067,574)	42,630,225	—	4,241,151	(78,738,839)	—	(31,867,463)
3/31/2021	14,337,503	—	1,552,224	(15,665,755)	—	223,972	152,354,422	—	16,466,501	(165,401,171)	—	3,419,752
Class C
9/30/2021	69,005	—	14,507	(319,309)	—	(235,797)	713,154	—	150,195	(3,306,263)	—	(2,442,914)
3/31/2021	674,364	—	65,573	(1,053,723)	—	(313,786)	7,134,581	—	695,023	(11,175,900)	—	(3,346,296)
Class I
9/30/2021	90,840,616	—	7,675,209	(76,676,683)	—	21,839,142	941,394,981	—	79,567,492	(794,654,592)	—	226,307,881
3/31/2021	253,636,822	—	24,279,303	(169,105,998)	—	108,810,127	2,687,298,658	—	257,485,987	(1,780,411,799)	—	1,164,372,846
Class P3
9/30/2021	1,742,622	—	71,046	(541,417)	—	1,272,251	18,053,132	—	737,003	(5,606,200)	—	13,183,935
3/31/2021	2,626,038	—	157,427	(1,246,780)	—	1,536,685	27,738,103	—	1,670,315	(13,195,021)	—	16,213,397
Class R
9/30/2021	1,204,227	—	189,667	(2,544,968)	—	(1,151,074)	12,495,855	—	1,968,571	(26,414,270)	—	(11,949,844)
3/31/2021	3,335,407	—	743,273	(5,467,067)	—	(1,388,387)	35,462,358	—	7,897,423	(58,088,638)	—	(14,728,857)
Class R6
9/30/2021	42,704,666	—	3,680,703	(62,009,449)	—	(15,624,080)	443,015,211	—	38,170,896	(646,388,584)	—	(165,202,477)
3/31/2021	100,455,433	—	12,213,279	(61,776,505)	—	50,892,207	1,064,229,002	—	129,554,847	(654,642,138)	—	539,141,711
Class W
9/30/2021	1,580,325	—	272,505	(8,244,151)	—	(6,391,321)	16,374,070	—	2,822,793	(85,148,630)	—	(65,951,767)
3/31/2021	11,639,725	—	1,081,979	(11,153,189)	—	1,568,515	123,513,825	—	11,469,005	(116,059,596)	—	18,923,234
Short Term Bond
Class A
9/30/2021	175,726	—	14,425	(209,989)	—	(19,838)	1,754,709	—	144,000	(2,095,010)	—	(196,301)
3/31/2021	1,387,184	—	32,156	(188,734)	—	1,230,606	13,693,922	—	319,816	(1,881,765)	—	12,131,973
Class C
9/30/2021	1,117	—	186	(3,213)	—	(1,910)	11,145	—	1,853	(32,085)	—	(19,087)
3/31/2021	39,979	—	511	(20,714)	—	19,776	397,712	—	5,073	(206,085)	—	196,700
Class I
9/30/2021	1,143,136	—	19,702	(260,047)	—	902,791	11,398,536	—	196,462	(2,591,993)	—	9,003,005
3/31/2021	715,015	—	31,098	(314,891)	—	431,222	7,108,557	—	308,686	(3,134,143)	—	4,283,100
Class P2
9/30/2021	749,097	—	114,965	(7,512,164)	—	(6,648,102)	7,428,142	—	1,141,075	(74,388,406)	—	(65,819,189)
3/31/2021	5,953,129	—	240,462	(1,791,711)	—	4,401,880	58,091,606	—	2,385,177	(17,709,956)	—	42,766,827
Class P3
9/30/2021	86,021	—	4,027	(27,530)	—	62,518	855,496	—	40,066	(273,890)	—	621,672
3/31/2021	127,704	—	8,539	(356,586)	—	(220,343)	1,265,904	—	84,609	(3,461,267)	—	(2,110,754)
Class R
9/30/2021	390	—	5	(136)	—	259	3,899	—	51	(1,359)	—	2,591
3/31/2021	512	—	7	(0)*	—	519	5,119	—	69	(2)	—	5,186
Class R6
9/30/2021	34,208,729	—	164,497	(2,904,181)	—	31,469,045	341,401,307	—	1,640,647	(28,933,842)	—	314,108,112
3/31/2021	1,665,203	—	114,007	(6,943,954)	—	(5,164,744)	16,524,973	—	1,131,114	(67,439,922)	—	(49,783,835)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Short Term Bond (continued)
Class W
9/30/2021	389,720	—	18,543	(493,075)	—	(84,812)	3,901,297	—	185,565	(4,932,605)	—	(845,743)
3/31/2021	2,572,329	—	38,283	(423,843)	—	2,186,769	25,270,562	—	382,045	(4,231,467)	—	21,421,140
Strategic Income Opportunities
Class A
9/30/2021	1,586,644	—	186,940	(3,035,695)	—	(1,262,111)	16,037,526	—	1,887,014	(30,700,184)	—	(12,775,644)
3/31/2021	5,638,505	—	502,590	(7,594,730)	—	(1,453,635)	55,160,875	—	4,935,133	(74,321,820)	—	(14,225,812)
Class C
9/30/2021	716,264	—	54,851	(620,015)	—	151,100	7,126,421	—	545,273	(6,164,314)	—	1,507,380
3/31/2021	1,279,251	—	145,324	(1,982,228)	—	(557,653)	12,318,707	—	1,406,352	(19,227,048)	—	(5,501,989)
Class I
9/30/2021	43,649,723	—	3,045,770	(30,299,265)	—	16,396,228	441,749,070	—	30,804,723	(306,702,620)	—	165,851,173
3/31/2021	92,126,382	—	7,205,439	(122,990,435)	—	(23,658,614)	905,049,159	—	71,006,762	(1,206,675,912)	—	(230,619,991)
Class P
9/30/2021	—	—	7	—	—	7	—	—	66	—	—	66
3/31/2021	691,537	—	38,288	(1,775,035)	—	(1,045,210)	6,382,889	—	369,485	(17,409,442)	—	(10,657,068)
Class P3
9/30/2021	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2021	103,085	—	5,890	(520,666)	—	(411,691)	980,634	—	56,632	(5,082,987)	—	(4,045,721)
Class R
9/30/2021	179,686	—	31,436	(144,393)	—	66,729	1,802,705	—	314,661	(1,445,124)	—	672,242
3/31/2021	659,184	—	70,301	(539,213)	—	190,272	6,418,592	—	685,666	(5,232,485)	—	1,871,773
Class R6
9/30/2021	1,875,123	—	282,270	(505,338)	—	1,652,055	18,963,150	—	2,846,414	(5,099,602)	—	16,709,962
3/31/2021	4,356,387	—	704,515	(14,987,777)	—	(9,926,875)	42,894,452	—	6,902,093	(144,013,867)	—	(94,217,322)
Class W
9/30/2021	563,463	—	60,281	(879,641)	—	(255,897)	5,682,024	—	606,848	(8,857,159)	—	(2,568,287)
3/31/2021	2,029,429	—	190,661	(5,016,103)	—	(2,796,013)	19,844,363	—	1,859,440	(48,566,824)	—	(26,863,021)

(1)
Commencement of operations.

*
Amount is less than 0.500 shares or $0.50.

NOTE 10 — UNFUNDED LOAN COMMITMENTS
Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At September 30, 2021, Strategic Income Opportunities had the following unfunded loan commitments:
Loan	Unfunded Loan Commitment
BIFM CA Buyer Inc. Delayed Draw Term Loan	$51,020
CMBF LLC Delayed Draw Term Loan	113,532
Dessert Holding Inc. Delayed Draw Term Loan	108,158
DG Investment Intermediate Holdings 2021 Delayed Draw Term Loan	10,862
ENC Holding Corporation Delayed Draw Term Loan	37,551
Focus Financial Partners, LLC 2021 Delayed Draw Term Loan	214,688
Loan	Unfunded Loan Commitment
HighTower Holdings LLC 2021 Delayed Draw Term Loan	128,000
National Mentor Holdings, Inc 2021 Delayed Draw Term Loan	62,482
OneDigital Borrower LLC 2020 Delayed Draw Term Loan	45,663
Pro Mach Group, Inc, 2021 Delayed Draw Term Loan	96,369
Refficiency Holdings LLC 2020 Delayed Draw Term Loan	24,194
Service Logic Acquistion, Inc. Delayed Draw Term Loan	141,649
Sovos Compliance, LLC 2021 Delayed Draw Term Loan	43,442
TGP Holdings III, LLC 2021 Delayed Draw Term Loan	6,571
TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan	64,675
VT Topco, Inc. 2021 Delayed Draw Term Loan	23,830
$1,172,685

*
The unrealized appreciation/(depreciation) on these commitments as of September 30, 2021 is included in the Investments in securities at fair value on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2021:
High Yield Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,826,253	$(4,826,253)	$—
BNP Paribas	2,099,307	(2,099,307)	—
BNP Paribas Prime Brokerage Intl Ltd	2,446,669	(2,446,669)	—
BNP Paribas Securities Corp.	1,702,911	(1,702,911)	—
Citadel Clearing LLC	1,431	(1,431)	—
Citigroup Global Markets Inc.	11,239,074	(11,239,074)	—
Credit Suisse Securities (USA) LLC	309,064	(309,064)	—
Deutsche Bank Securities Inc.	14,272,070	(14,272,070)	—
Goldman, Sachs & Co. LLC	32,177,953	(32,177,953)	—
Janney Montgomery Scott LLC	10,503	(10,503)	—
Jefferies LLC	1,049,529	(1,049,529)	—
J.P. Morgan Securities LLC	81,739,600	(81,739,600)	—
Morgan Stanley & Co. LLC	12,186,957	(12,186,957)	—
Scotia Capital (USA) INC	9,382,503	(9,382,503)	—
State Street Bank and Trust Company	15,942,488	(15,942,488)	—
SunTrust Robinson Humphrey,Inc	5,307,842	(5,307,842)	—
TD Prime Services LLC	2,161,295	(2,161,295)	—
TD Securities (USA) Inc.	1,211,656	(1,211,656)	—
UBS AG	6,054,496	(6,054,496)	—
Wells Fargo Bank NA	836,480	(836,480)	—
Wells Fargo Securities LLC	16,110,305	(16,110,305)	—
	$221,068,386	$(221,068,386)	$—

(1)
Cash collateral with a fair value of $226,435,503 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$79,490,098	$(79,490,098)	$—
Barclays Capital Inc.	2,230,714	(2,230,714)	—
BMO Capital Markets Corp	9,373,640	(9,373,640)	—
BNP Paribas	14,147,986	(14,147,986)	—
BNP Paribas Prime Brokerage Intl Ltd	6,782,725	(6,782,725)	—
BNP Paribas Securities Corp.	1,334,052	(1,334,052)	—
BofA Securities Inc	15,676,062	(15,676,062)	—
Canadian Imperial Bank of Commerce	7,681,702	(7,681,702)	—
Cantor Fitzgerald & Co	2,981,171	(2,981,171)	—
CIBC World Markets INC	6,802,425	(6,802,425)	—
Citadel Clearing LLC	4,025,415	(4,025,415)	—
Citigroup Global Markets Inc.	46,159,216	(46,159,216)	—
Citigroup Global Markets Limited	592,931	(592,931)	—
Daiwa Capital Markets America Inc.	3,973,626	(3,973,626)	—
Deutsche Bank, AG	988,218	(988,218)	—
Deutsche Bank Securities Inc.	13,349,067	(13,349,067)	—
Goldman, Sachs & Co. LLC	33,550,401	(33,550,401)	—
HSBC Securities (USA) Inc.	8,367,711	(8,367,711)	—
Jefferies LLC	1,168,323	(1,168,323)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Intermediate Bond (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	88,793,319	(88,793,319)	—
Merrill Lynch International	2,265,543	(2,265,543)	—
Morgan Stanley & Co. LLC	14,301,496	(14,301,496)	—
MUFG Securities Americas Inc.	6,018,402	(6,018,402)	—
National Bank Financial INC	274,935	(274,935)	—
National Financial Services LLC	3,979,091	(3,979,091)	—
Nomura International PLC	5,462,225	(5,462,225)	—
Nomura Securities International, Inc.	14,154,015	(14,154,015)	—
RBC Capital Markets, LLC	4,466,382	(4,466,382)	—
RBC Dominion Securities Inc	554,119	(554,119)	—
Scotia Capital (USA) INC	2,386,047	(2,386,047)	—
Societe Generale	232,256,439	(232,256,439)	—
State Street Bank and Trust Company	10,353,944	(10,353,944)	—
SunTrust Robinson Humphrey,Inc	2,852,757	(2,852,757)	—
TD Prime Services LLC	205,584	(205,584)	—
TD Securities INC	563,141	(563,141)	—
TD Securities (USA) Inc.	1,185,960	(1,185,960)	—
UBS AG	7,517,721	(7,517,721)	—
UBS Securities LLC.	25,462,380	(25,462,380)	—
Wells Fargo Bank NA	2,149,116	(2,149,116)	—
Wells Fargo Securities LLC	25,463,090	(25,463,090)	—
	$709,341,189	$(709,341,189)	$—

(1)
Cash collateral with a fair value of $726,241,675 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Term Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$360,943	$(360,943)	$—
Deutsche Bank Securities Inc.	2,441,083	(2,441,083)	—
Goldman, Sachs & Co. LLC	57,824	(57,824)	—
J.P. Morgan Securities LLC	561,737	(561,737)	—
RBC Capital Markets, LLC	199,843	(199,843)	—
Societe Generale	2,611,104	(2,611,104)	—
	$6,232,534	$(6,232,534)	$—

(1)
Cash collateral with a fair value of $6,367,836 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$6,984,578	$(6,984,578)	$—
BNP Paribas	2,161,152	(2,161,152)	—
BNP Paribas Prime Brokerage Intl Ltd	658,693	(658,693)	—
BNP Paribas Securities Corp.	148,017	(148,017)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	4,959,154	(4,959,154)	—
Citadel Clearing LLC	442,155	(442,155)	—
Citigroup Global Markets Inc.	12,807,092	(12,807,092)	—
Citigroup Global Markets Limited	190,200	(190,200)	—
Credit Suisse Securities (USA) LLC	412,026	(412,026)	—
Deutsche Bank Securities Inc.	3,515,107	(3,515,107)	—
Goldman, Sachs & Co. LLC	13,906,384	(13,906,384)	—
J.P. Morgan Securities LLC	19,356,684	(19,356,684)	—
Morgan Stanley & Co. LLC	5,207,146	(5,207,146)	—
Nomura Securities International, Inc.	4,233,026	(4,233,026)	—
RBC Capital Markets, LLC	3,248,235	(3,248,235)	—
Scotia Capital (USA) INC	215,082	(215,082)	—
State Street Bank and Trust Company	3,035,599	(3,035,599)	—
SunTrust Robinson Humphrey,Inc	2,392,786	(2,392,786)	—
TD Securities (USA) Inc.	558,441	(558,441)	—
TD Prime Services LLC	582,331	(582,331)	—
UBS AG	448,299	(448,299)	—
Wells Fargo Securities LLC	1,954,084	(1,954,084)	—
Total	$87,416,271	$(87,416,271)	$—

(1)
Cash collateral with a fair value of $89,645,688 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, swaps, capital loss carryforwards, straddle loss deferrals, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended March 31, 2021			Year Ended March 31, 2020
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income
GNMA Income	$27,858,078	$—	$5,670,717	$30,231,110
High Yield Bond	43,745,747	—	2,160,508	24,390,426
Intermediate Bond	419,034,382	26,007,065	30,585,431	275,742,907
	Year Ended March 31, 2021			Year Ended March 31, 2020
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income
Short Term Bond	4,264,688	—	431,580	4,832,256
Strategic Income Opportunities	85,398,234	—	12,607,156	101,210,502

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2021 were:
	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
GNMA Income	$—	$—	$18,288,960	$(5,282,110)	Short-term	None	$(425,874)	$(6,341,652)
				(18,922,628)	Long-term	None
				$(24,204,738)
High Yield Bond	—	—	47,676,865	(15,077,041)	Long-term	None	(81,783)	32,518,041
Intermediate Bond	(10,050,095)	(91,628,968)	164,510,409	—	—	—	(2,993,072)	59,838,274
Short Term Bond	—	—	1,671,454	(1,159,175)	Short-term	None	(3,553)	(994,500)
				(1,503,226)	Long-term	None
				$(2,662,401)
Strategic Income Opportunities	(5,553,079)	—	3,769,477	(18,029,501)	Short-term	None	(784,481)	(48,936,735)
				(28,339,151)	Long-term	None
				$(46,368,652)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2021, the Funds declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
GNMA Income
Class A	$0.0078	November 1, 2021	Daily
Class C	$0.0024	November 1, 2021	Daily
Class I	$0.0099	November 1, 2021	Daily
Class P	$0.0135	November 1, 2021	Daily
Class R6	$0.0099	November 1, 2021	Daily
Class W	$0.0096	November 1, 2021	Daily
High Yield Bond
Class A	$0.0314	November 1, 2021	Daily
Class C	$0.0263	November 1, 2021	Daily
Class I	$0.0338	November 1, 2021	Daily
Class P	$0.0383	November 1, 2021	Daily
Class P3	$0.0388	November 1, 2021	Daily
Class R	$0.0297	November 1, 2021	Daily
Class R6	$0.0343	November 1, 2021	Daily
Class W	$0.0332	November 1, 2021	Daily
Intermediate Bond
Class A	$0.0172	November 1, 2021	Daily
Class C	$0.0106	November 1, 2021	Daily
Class I	$0.0200	November 1, 2021	Daily
Class P3	$0.0231	November 1, 2021	Daily
Class R	$0.0150	November 1, 2021	Daily
Class R6	$0.0204	November 1, 2021	Daily
Class W	$0.0193	November 1, 2021	Daily
Short Term Bond
Class A	$0.0080	November 1, 2021	Daily
Class C	$0.0016	November 1, 2021	Daily
Class I	$0.0105	November 1, 2021	Daily
Class P2	$0.0227	November 1, 2021	Daily
Class P3	$0.0148	November 1, 2021	Daily
Class R	$0.0058	November 1, 2021	Daily
Class R6	$0.0108	November 1, 2021	Daily
Class W	$0.0101	November 1, 2021	Daily
Strategic Income Opportunities
Class A	$0.0255	November 1, 2021	Daily
Class C	$0.0188	November 1, 2021	Daily
Class I	$0.0286	November 1, 2021	Daily
Class P	$0.0334	November 1, 2021	Daily
Class R	$0.0232	November 1, 2021	Daily
Class R6	$0.0290	November 1, 2021	Daily
Class W	$0.0276	November 1, 2021	Daily
Class Conversion: On September 10, 2021, the Board approved to reduce the automatic conversion for all Funds’ Class C shares to Class A shares of the same Fund, from the current holding period of 10 years from the date of purchase to a holding period of 8 years from the date of purchase. Beginning on or about the close of business November 2, 2021, all outstanding Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares eight years after purchase.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 48.2%
1,809,371	Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,312,593	0.1
2,331,455	Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,837,775	0.2
6,498,712	Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	8,172,288	0.5
1,795,103	Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,093,227	0.1
924,357	Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,005,426	0.1
2,081,540 (1)	Fannie Mae 2010-150 PS, 6.514%, (-1.000*US0001M + 6.600%), 12/25/2039	84,195	0.0
3,867,638 (1)	Fannie Mae 2010-95 SB, 6.514%, (-1.000*US0001M + 6.600%), 09/25/2040	619,254	0.0
5,266,662	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,900,660	0.3
6,216,739 (1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	664,534	0.0
15,814,639 (1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,093,924	0.1
180,236 (2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.425%, 04/25/2042	187,772	0.0
919,661 (2)	Fannie Mae REMIC Trust 2002-W6 3A, 3.880%, 01/25/2042	961,484	0.1
1,042,243	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,217,415	0.1
2,396,125	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	2,575,330	0.1
92,988	Fannie Mae REMIC Trust 2004-61 SH, 23.644%, (-3.998*US0001M + 23.988%), 11/25/2032	139,236	0.0
2,907,878 (2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.481%, 03/25/2043	2,877,203	0.2
2,581,122	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	2,827,659	0.2
477,455 (1)	Fannie Mae REMIC Trust 2005-17 ES, 6.664%, (-1.000*US0001M + 6.750%), 03/25/2035	54,350	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
421,313	Fannie Mae REMIC Trust 2005-59 NQ, 16.660%, (-2.500*US0001M + 16.875%), 05/25/2035	$524,621	0.0
537,470	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	604,341	0.0
125,549	Fannie Mae REMIC Trust 2006-115 ES, 26.216%, (-4.000*US0001M + 26.560%), 12/25/2036	197,476	0.0
887,608 (1)	Fannie Mae REMIC Trust 2006-36 SP, 6.614%, (-1.000*US0001M + 6.700%), 05/25/2036	136,746	0.0
2,931,871 (1)	Fannie Mae REMIC Trust 2006-79 SH, 6.364%, (-1.000*US0001M + 6.450%), 08/25/2036	707,121	0.0
222,747 (2)	Fannie Mae REMIC Trust 2009-12 LK, 10.350%, 03/25/2039	260,264	0.0
1,861,549	Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,273,416	0.1
2,625,533	Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	2,747,242	0.2
5,084,839	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,866,595	0.3
1,368,682	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,449,501	0.1
4,609,882 (1)	Fannie Mae REMIC Trust 2012-128 VS, 6.164%, (-1.000*US0001M + 6.250%), 06/25/2042	595,712	0.0
3,001,473 (1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	178,206	0.0
2,327,167 (1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	279,791	0.0
1,843,631 (1)	Fannie Mae REMIC Trust 2012-68 SD, 6.614%, (-1.000*US0001M + 6.700%), 06/25/2032	302,351	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	$3,839,468	0.2
751,031 (1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	66,975	0.0
1,859,984 (1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	139,675	0.0
561,186	Fannie Mae REMICS 2005-122 SE, 22.799%, (-3.500*US0001M + 23.100%), 11/25/2035	757,825	0.0
568,109	Fannie Mae REMICS 2005-75 GS, 19.992%, (-3.000*US0001M + 20.250%), 08/25/2035	777,925	0.0
3,754 (3)(4)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	3,459	0.0
451,799	Fannie Mae REMICS 2006-8 PM, 26.056%, (-4.000*US0001M + 26.400%), 03/25/2036	1,048,893	0.1
580,446	Fannie Mae REMICS 2007-1 NR, 46.846%, (-7.600*US0001M + 47.500%), 02/25/2037	1,800,390	0.1
1,323,813	Fannie Mae REMICS 2010-26 F, 0.856%, (US0001M + 0.770%), 11/25/2036	1,355,204	0.1
1,335,012	Fannie Mae REMICS 2010-39 FN, 0.916%, (US0001M + 0.830%), 05/25/2040	1,364,328	0.1
701,202	Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	823,517	0.1
1,000,000	Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,099,337	0.1
1,304,840	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,474,801	0.1
750,000	Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	841,926	0.1
1,730,000	Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	1,957,503	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,194,847 (1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	$189,162	0.0
2,680,377	Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	2,795,780	0.2
6,875,690	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	7,496,102	0.4
2,500,000	Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,737,602	0.2
1,869,127 (3)(4)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	1,645,320	0.1
3,289,105 (1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	290,488	0.0
1,283,625	Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,362,412	0.1
2,461,858 (1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	256,755	0.0
1,401,927	Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,474,008	0.1
1,283,492	Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,323,663	0.1
711,932	Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	779,589	0.0
1,410,000	Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,508,829	0.1
4,283,554	Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,707,754	0.3
5,145,005	Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,690,788	0.3
7,827,981	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	8,366,098	0.5
514,070	Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	578,674	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,731,587 (1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	$811,241	0.0
1,574,312	Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,873,215	0.1
5,964,052 (1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	1,098,721	0.1
3,678,954	Fannie Mae Series 2016-51 S, 5.834%, (-1.000*US0001M + 5.920%), 10/25/2043	4,049,330	0.2
1,888,757 (2)	Fannie Mae Trust 2004-W2 3A, 3.101%, 02/25/2044	1,985,498	0.1
1,852,792 (2)	Fannie Mae Trust 2004-W2 4A, 3.145%, 02/25/2044	1,944,389	0.1
3,110,380 (1)	Fannie Mae REMICS 2005-17 SA, 6.614%, (-1.000*US0001M + 6.700%), 03/25/2035	649,916	0.0
5,925,064 (1)	Fannie Mae REMICS 2016-4 DS, 6.014%, (-1.000*US0001M + 6.100%), 02/25/2046	1,261,799	0.1
7,510,000	Fannie Mae REMICS 2018-16 TV, 3.000%, 05/25/2041	7,906,020	0.4
2,456,861	Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,811,245	0.2
2,020,442	Freddie Mac REMIC Trust 2005-S001 2A2, 0.236%, (US0001M + 0.150%), 09/25/2045	2,004,548	0.1
386,064	Freddie Mac REMIC Trust 2653 SC, 6.757%, (-0.500*US0001M + 6.800%), 07/15/2033	430,879	0.0
975,267	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,144,021	0.1
107,987	Freddie Mac REMIC Trust 3012 ST, 21.659%, (-3.600*US0001M + 21.960%), 04/15/2035	147,330	0.0
264,980	Freddie Mac REMIC Trust 3065 DC, 19.609%, (-3.000*US0001M + 19.860%), 03/15/2035	360,141	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
413,517	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	$480,520	0.0
3,436,528 (1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	69,672	0.0
255,503 (1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	43,013	0.0
340,251	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	371,043	0.0
1,618,998	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,744,626	0.1
256,166 (1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	3,928	0.0
10,373,814 (1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	539,688	0.0
159,013 (3)(4)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	142,030	0.0
3,456,080	Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,553,831	0.3
1,044,679	Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,250,024	0.1
5,075,000	Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,694,034	0.3
1,373,626	Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,485,322	0.1
1,617,077	Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	1,631,235	0.1
9,148,622	Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,905,949	0.6
2,179,858	Freddie Mac REMICS 4249 CS, 4.586%, (-0.750*US0001M + 4.650%), 09/15/2043	2,147,555	0.1
2,877,185	Freddie Mac REMICS 4274 US, 5.766%, (-1.000*US0001M + 5.850%), 10/15/2035	2,952,036	0.2
655,943	Freddie Mac REMICS 4341 VH, 4.350%, 03/15/2027	660,617	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,010,610	Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	$11,273,183	0.6
6,688,833	Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,297,296	0.4
1,270,293	Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	1,286,397	0.1
1,019,009	Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	1,035,950	0.1
4,152,570	Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	4,405,470	0.2
2,597,868	Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,699,146	0.2
1,350,125	Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,703,118	0.1
1,330,022 (2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.581%, 07/25/2033	1,407,701	0.1
757,015 (2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.460%, 02/25/2043	820,889	0.0
54,300 (1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.914%, (-1.000*US0001M + 8.000%), 10/25/2023	3,447	0.0
10,246,271 (1)	Freddie Mac REMICS 4438 AS, 6.116%, (-1.000*US0001M + 6.200%), 02/15/2045	2,080,062	0.1
1,849,208	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	2,014,142	0.1
874,021	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	984,796	0.1
5,800,874	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,911,125	0.4
806,691	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	954,564	0.1
638,580	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	803,962	0.0
4,603,005	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,420,459	0.3
453,989	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	514,617	0.0
1,070,485	Ginnie Mae 2009-H01 FA, 1.237%, (US0001M + 1.150%), 11/20/2059	1,079,616	0.1
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,298,588	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,409,130	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	$3,724,298	0.2
2,941,132 (3)(4)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	2,608,597	0.1
2,439,466 (1)	Ginnie Mae 2014-107 XS, 5.515%, (-1.000*US0001M + 5.600%), 07/16/2044	382,619	0.0
1,217,151 (1)	Ginnie Mae 2014-96 SQ, 5.515%, (-1.000*US0001M + 5.600%), 07/16/2044	195,097	0.0
7,896,041	Ginnie Mae 2015-H13 FG, 0.490%, (US0001M + 0.400%), 04/20/2065	7,911,930	0.4
16,968,796 (1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,006,928	0.1
850,686 (1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	41,351	0.0
15,168,187	Ginnie Mae 2016-H20 FB, 0.640%, (US0001M + 0.550%), 09/20/2066	15,269,855	0.9
1,067,068 (1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	129,887	0.0
403,511	Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	417,673	0.0
90,101	Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	99,530	0.0
840,105	Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	923,138	0.1
580,806	Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	652,261	0.0
285,438 (3)(4)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	264,258	0.0
2,154,871	Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	2,374,530	0.1
2,169,730	Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	2,396,680	0.1
910,033 (1)	Ginnie Mae Series 2004-98 SA, 6.613%, (-1.000*US0001M + 6.700%), 11/20/2034	205,008	0.0
735,827	Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	823,000	0.0
196,990 (1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	27,682	0.0
581,879 (1)	Ginnie Mae Series 2005-7 AH, 6.685%, (-1.000*US0001M + 6.770%), 02/16/2035	106,178	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
668,347 (1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	$121,601	0.0
393,194	Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	440,528	0.0
167,506	Ginnie Mae Series 2005-91 UP, 14.131%, (-2.000*US0001M + 14.300%), 09/16/2031	202,914	0.0
6,963,592	Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	7,877,457	0.4
1,247,570	Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,420,367	0.1
6,082,588 (1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	56,153	0.0
1,913,946	Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,168,051	0.1
1,429,716 (1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	335,177	0.0
1,433,721 (3)(4)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,278,601	0.1
83,104	Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	93,458	0.0
276,712	Ginnie Mae Series 2007-48 SY, 19.996%, (-3.000*US0001M + 20.250%), 08/16/2037	381,412	0.0
1,605,613 (1)	Ginnie Mae Series 2007-53 SC, 6.413%, (-1.000*US0001M + 6.500%), 09/20/2037	341,564	0.0
42,688	Ginnie Mae Series 2007-53 SW, 19.943%, (-3.000*US0001M + 20.205%), 09/20/2037	62,122	0.0
837,947	Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	918,554	0.1
3,208,027	Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,659,070	0.2
460,283 (1)	Ginnie Mae Series 2008-3 SA, 6.463%, (-1.000*US0001M + 6.550%), 01/20/2038	103,832	0.0
843,440 (1)	Ginnie Mae Series 2008-40 PS, 6.415%, (-1.000*US0001M + 6.500%), 05/16/2038	153,353	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,051,819 (1)	Ginnie Mae Series 2008-51 GS, 6.145%, (-1.000*US0001M + 6.230%), 06/16/2038	$215,327	0.0
2,006,008 (1)	Ginnie Mae Series 2008-82 SA, 5.913%, (-1.000*US0001M + 6.000%), 09/20/2038	400,741	0.0
2,877,907 (1)	Ginnie Mae Series 2009-110 SA, 6.265%, (-1.000*US0001M + 6.350%), 04/16/2039	236,130	0.0
850,745	Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	977,526	0.1
2,874,892	Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,240,384	0.2
1,202,961	Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,364,069	0.1
1,029,000	Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,185,469	0.1
1,763,936	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,964,049	0.1
1,661,356	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,841,161	0.1
2,332,425	Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	2,661,707	0.2
215,599 (1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	8,268	0.0
2,146,449	Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,687,291	0.2
6,390,081	Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,510,125	0.5
3,615,195	Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,480,704	0.3
1,066,221 (1)	Ginnie Mae Series 2009-66 QS, 6.013%, (-1.000*US0001M + 6.100%), 07/20/2039	124,208	0.0
1,103,504	Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,328,548	0.1
654,453 (1)	Ginnie Mae Series 2009-77 SA, 6.065%, (-1.000*US0001M + 6.150%), 09/16/2039	126,235	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,863,753	Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	$4,418,084	0.2
1,097,045	Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,393,547	0.1
649,101	Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	745,319	0.0
1,540,453	Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,826,564	0.1
1,426,002 (1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	137,823	0.0
9,552,417	Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	10,804,031	0.6
1,291,737 (1)	Ginnie Mae Series 2010-116 NS, 6.565%, (-1.000*US0001M + 6.650%), 09/16/2040	223,161	0.0
4,453,875	Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	5,073,281	0.3
82,477 (1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	4,825	0.0
1,500,000	Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,684,035	0.1
184,761	Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	185,049	0.0
864,094 (1)	Ginnie Mae Series 2010-158 SA, 5.963%, (-1.000*US0001M + 6.050%), 12/20/2040	160,423	0.0
1,151,485	Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,278,319	0.1
12,707,117 (1)	Ginnie Mae Series 2010-166 GS, 5.913%, (-1.000*US0001M + 6.000%), 12/20/2040	1,922,104	0.1
914,995 (1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	42,535	0.0
1,319,126	Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,449,297	0.1
1,343,351	Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	1,432,068	0.1
300,483 (1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	21,922	0.0
1,271,241	Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	1,399,853	0.1
1,374,377 (1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	206,141	0.0
4,961,750	Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	5,787,860	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
969,094	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	$1,081,564	0.1
3,257,097	Ginnie Mae Series 2010-H01 FA, 0.908%, (US0001M + 0.820%), 01/20/2060	3,288,986	0.2
8,941,364	Ginnie Mae Series 2010-H10 FB, 1.088%, (US0001M + 1.000%), 05/20/2060	9,088,821	0.5
4,953,937	Ginnie Mae Series 2010-H10 FC, 1.088%, (US0001M + 1.000%), 05/20/2060	5,023,900	0.3
1,610,739	Ginnie Mae Series 2010-H20 AF, 0.420%, (US0001M + 0.330%), 10/20/2060	1,611,750	0.1
638,915	Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	34,120	0.0
254,587 (1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	29,425	0.0
584,361	Ginnie Mae Series 2011-128 TF, 0.535%, (US0001M + 0.450%), 05/16/2041	589,442	0.0
2,998,752 (1)	Ginnie Mae Series 2011-141 PS, 6.615%, (-1.000*US0001M + 6.700%), 06/16/2041	491,728	0.0
2,195,879 (1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	391,671	0.0
945,000	Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,009,151	0.1
68,928	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	75,369	0.0
202,406 (2)	Ginnie Mae Series 2011-169 BG, 5.430%, 04/16/2039	221,328	0.0
7,625,332	Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,283,740	0.5
1,438,928	Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,524,394	0.1
2,952,939	Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	3,046,347	0.2
2,104,403 (1)	Ginnie Mae Series 2011-73 LS, 6.603%, (-1.000*US0001M + 6.690%), 08/20/2039	100,584	0.0
2,742,548	Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	2,980,730	0.2
1,721,103	Ginnie Mae Series 2011-H01 AF, 0.540%, (US0001M + 0.450%), 11/20/2060	1,726,794	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,438,902	Ginnie Mae Series 2011-H03 FA, 0.590%, (US0001M + 0.500%), 01/20/2061	$2,449,461	0.1
725,800	Ginnie Mae Series 2011-H07 FA, 0.590%, (US0001M + 0.500%), 02/20/2061	728,207	0.0
218,170	Ginnie Mae Series 2011-H08 FD, 0.590%, (US0001M + 0.500%), 02/20/2061	219,135	0.0
215,675	Ginnie Mae Series 2011-H09 AF, 0.590%, (US0001M + 0.500%), 03/20/2061	216,521	0.0
627,644	Ginnie Mae Series 2011-H11 FB, 0.590%, (US0001M + 0.500%), 04/20/2061	630,163	0.0
1,695,733	Ginnie Mae Series 2011-H20 FA, 0.640%, (US0001M + 0.550%), 09/20/2061	1,704,819	0.1
382,716	Ginnie Mae Series 2011-H21 FT, 0.770%, (H15T1Y + 0.700%), 10/20/2061	381,591	0.0
67,187 (1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	62	0.0
1,500,677 (1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	92,278	0.0
337,352 (1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	25,432	0.0
3,809,888 (1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	595,215	0.0
4,241,192 (1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	181,221	0.0
394,289 (1)	Ginnie Mae Series 2012-34 MS, 6.615%, (-1.000*US0001M + 6.700%), 04/16/2041	56,431	0.0
3,342,840 (1)	Ginnie Mae Series 2012-48 SA, 6.565%, (-1.000*US0001M + 6.650%), 04/16/2042	739,997	0.0
4,320,102 (1)	Ginnie Mae Series 2012-60 SG, 6.015%, (-1.000*US0001M + 6.100%), 05/16/2042	914,945	0.1
4,736,827	Ginnie Mae Series 2012-77 FE, 0.475%, (US0001M + 0.390%), 05/16/2041	4,771,001	0.3
987,842 (1)	Ginnie Mae Series 2012-93 NS, 6.013%, (-1.000*US0001M + 6.100%), 07/20/2042	181,362	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,107,262 (1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	$119,250	0.0
2,695,626	Ginnie Mae Series 2012-H06 FS, 0.790%, (US0001M + 0.700%), 03/20/2062	2,724,886	0.2
8,803,529	Ginnie Mae Series 2012-H08 FA, 0.690%, (US0001M + 0.600%), 01/20/2062	8,855,956	0.5
3,222,697	Ginnie Mae Series 2012-H08 FB, 0.690%, (US0001M + 0.600%), 03/20/2062	3,239,545	0.2
573,566	Ginnie Mae Series 2012-H11 FA, 0.790%, (US0001M + 0.700%), 02/20/2062	577,940	0.0
1,034,638	Ginnie Mae Series 2012-H11 GA, 0.670%, (US0001M + 0.580%), 05/20/2062	1,039,260	0.1
1,484,591	Ginnie Mae Series 2012-H11 VA, 0.740%, (US0001M + 0.650%), 05/20/2062	1,498,916	0.1
2,048,126	Ginnie Mae Series 2012-H12 FA, 0.640%, (US0001M + 0.550%), 04/20/2062	2,057,877	0.1
13,835,105	Ginnie Mae Series 2012-H12 FB, 1.140%, (US0001M + 1.050%), 02/20/2062	14,031,101	0.8
782,671	Ginnie Mae Series 2012-H14 FK, 0.670%, (US0001M + 0.580%), 07/20/2062	786,704	0.0
6,021,485	Ginnie Mae Series 2012-H20 BA, 0.650%, (US0001M + 0.560%), 09/20/2062	6,047,214	0.3
2,509,942	Ginnie Mae Series 2012-H20 PT, 0.919%, 07/20/2062	2,506,885	0.1
2,810,801	Ginnie Mae Series 2012-H26 BA, 0.440%, (US0001M + 0.350%), 10/20/2062	2,813,607	0.2
358,207	Ginnie Mae Series 2012-H29 FA, 0.605%, (US0001M + 0.515%), 10/20/2062	359,548	0.0
1,652,240	Ginnie Mae Series 2012-H30 GA, 0.440%, (US0001M + 0.350%), 12/20/2062	1,653,660	0.1
1,778,610	Ginnie Mae Series 2012-H31 FD, 0.430%, (US0001M + 0.340%), 12/20/2062	1,780,214	0.1
1,543,071	Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,590,457	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,000,000	Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	$7,850,342	0.4
1,432,376	Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,497,345	0.1
1,900,000 (1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	414,046	0.0
718,579 (1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	88,204	0.0
4,253,292 (1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	557,330	0.0
2,133,570 (1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	347,065	0.0
1,334,300 (1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	31,381	0.0
1,099,725 (1)	Ginnie Mae Series 2013-88 AI, 5.764%, (-1.000*US0001M + 5.850%), 06/20/2043	191,749	0.0
1,545,761 (1)	Ginnie Mae Series 2013-99 SK, 5.814%, (-1.000*US0001M + 5.900%), 07/20/2043	256,295	0.0
2,422,102	Ginnie Mae Series 2013-H02 FD, 0.430%, (US0001M + 0.340%), 12/20/2062	2,423,864	0.1
351,359	Ginnie Mae Series 2013-H07 HA, 0.500%, (US0001M + 0.410%), 03/20/2063	352,209	0.0
2,058,439	Ginnie Mae Series 2013-H08 BF, 0.490%, (US0001M + 0.400%), 03/20/2063	2,062,430	0.1
2,575,355	Ginnie Mae Series 2013-H10 FT, 0.520%, (H15T1Y + 0.450%), 04/20/2063	2,556,301	0.1
1,805,374	Ginnie Mae Series 2013-H13 FS, 1.090%, (US0001M + 1.000%), 06/20/2063	1,841,120	0.1
3,341,820	Ginnie Mae Series 2013-H14 FC, 0.560%, (US0001M + 0.470%), 06/20/2063	3,352,079	0.2
1,057,822	Ginnie Mae Series 2013-H14 FD, 0.560%, (US0001M + 0.470%), 06/20/2063	1,061,254	0.1
983,894	Ginnie Mae Series 2013-H14 FG, 0.560%, (US0001M + 0.470%), 05/20/2063	987,169	0.1
826,920	Ginnie Mae Series 2013-H15 FA, 0.630%, (US0001M + 0.540%), 06/20/2063	830,296	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,507,641	Ginnie Mae Series 2013-H17 FA, 0.640%, (US0001M + 0.550%), 07/20/2063	$2,516,447	0.1
657,851	Ginnie Mae Series 2013-H18 BA, 0.690%, (US0001M + 0.600%), 07/20/2063	661,922	0.0
1,249,985	Ginnie Mae Series 2013-H18 EA, 0.590%, (US0001M + 0.500%), 07/20/2063	1,253,939	0.1
2,013,324	Ginnie Mae Series 2013-H18 FA, 0.590%, (US0001M + 0.500%), 06/20/2063	2,022,017	0.1
2,940,416	Ginnie Mae Series 2013-H19 DF, 0.740%, (US0001M + 0.650%), 05/20/2063	2,958,373	0.2
1,853,529	Ginnie Mae Series 2013-H20 FB, 1.090%, (US0001M + 1.000%), 08/20/2063	1,870,544	0.1
929,857	Ginnie Mae Series 2013-H21 FB, 0.790%, (US0001M + 0.700%), 09/20/2063	936,119	0.1
1,587,842	Ginnie Mae Series 2013-H22 FB, 0.790%, (US0001M + 0.700%), 08/20/2063	1,599,068	0.1
2,311,372	Ginnie Mae Series 2013-H22 FT, 0.720%, (H15T1Y + 0.650%), 04/20/2063	2,303,532	0.1
2,513,398	Ginnie Mae Series 2013-H23 FA, 1.390%, (US0001M + 1.300%), 09/20/2063	2,551,716	0.1
335,069	Ginnie Mae Series 2013-H24 FB, 0.820%, (US0001M + 0.730%), 09/20/2063	337,059	0.0
2,793,200	Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,163,164	0.2
3,795,047	Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	4,104,064	0.2
1,558,319 (1)	Ginnie Mae Series 2014-129 WS, 5.814%, (-1.000*US0001M + 5.900%), 09/20/2044	264,854	0.0
1,408,827 (1)	Ginnie Mae Series 2014-161 WS, 5.814%, (-1.000*US0001M + 5.900%), 11/20/2044	230,861	0.0
1,445,562 (1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	246,811	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,968 (1)	Ginnie Mae Series 2014-30 ES, 4.913%, (-1.000*US0001M + 5.000%), 03/20/2040	$271,703	0.0
2,692,413 (1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	525,952	0.0
9,660,287	Ginnie Mae Series 2014-H03 FS, 0.740%, (US0001M + 0.650%), 02/20/2064	9,772,181	0.5
1,965,247	Ginnie Mae Series 2014-H04 FB, 0.740%, (US0001M + 0.650%), 02/20/2064	1,978,690	0.1
6,561,907	Ginnie Mae Series 2014-H05 FB, 0.690%, (US0001M + 0.600%), 12/20/2063	6,596,729	0.4
1,560,841	Ginnie Mae Series 2014-H06 FA, 0.660%, (US0001M + 0.570%), 03/20/2064	1,569,012	0.1
650,206	Ginnie Mae Series 2014-H06 HB, 0.740%, (US0001M + 0.650%), 03/20/2064	654,754	0.0
3,018,817	Ginnie Mae Series 2014-H11 VA, 0.590%, (US0001M + 0.500%), 06/20/2064	3,039,009	0.2
3,694,551	Ginnie Mae Series 2014-H15 FA, 0.590%, (US0001M + 0.500%), 07/20/2064	3,718,588	0.2
1,833,933	Ginnie Mae Series 2014-H21 FA, 0.740%, (US0001M + 0.650%), 10/20/2064	1,850,799	0.1
9,025,493 (2)	Ginnie Mae Series 2015-10 Q, 2.362%, 10/20/2044	9,245,352	0.5
2,364,266 (1)	Ginnie Mae Series 2015-141 IX, 2.081%, (-0.714*US0001M + 2.142%), 06/20/2045	165,894	0.0
12,125,000	Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,257,902	0.7
2,689,794 (1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	535,593	0.0
1,883,114 (1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	174,242	0.0
3,881,619	Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,112,549	0.2
7,179,074	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	7,437,573	0.4
2,532,854	Ginnie Mae Series 2015-H03 FA, 0.590%, (US0001M + 0.500%), 12/20/2064	2,542,790	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
104,918	Ginnie Mae Series 2015-H04 FL, 0.560%, (US0001M + 0.470%), 02/20/2065	$105,552	0.0
3,105,727	Ginnie Mae Series 2015-H05 FC, 0.570%, (US0001M + 0.480%), 02/20/2065	3,118,387	0.2
1,602,593	Ginnie Mae Series 2015-H06 FA, 0.570%, (US0001M + 0.480%), 02/20/2065	1,610,275	0.1
2,984,742	Ginnie Mae Series 2015-H08 FB, 0.720%, (US0001M + 0.630%), 03/20/2065	3,007,932	0.2
2,290,242	Ginnie Mae Series 2015-H08 FC, 0.570%, (US0001M + 0.480%), 03/20/2065	2,302,331	0.1
3,685,725	Ginnie Mae Series 2015-H09 FA, 0.710%, (US0001M + 0.620%), 04/20/2065	3,715,406	0.2
6,402,357	Ginnie Mae Series 2015-H10 FA, 0.690%, (US0001M + 0.600%), 04/20/2065	6,447,855	0.4
1,994,448	Ginnie Mae Series 2015-H10 FH, 0.690%, (US0001M + 0.600%), 04/20/2065	2,008,743	0.1
246,733	Ginnie Mae Series 2015-H12 FA, 0.570%, (US0001M + 0.480%), 05/20/2065	248,040	0.0
1,861,581	Ginnie Mae Series 2015-H12 FL, 0.320%, (US0001M + 0.230%), 05/20/2065	1,858,827	0.1
637,304	Ginnie Mae Series 2015-H14 FB, 0.520%, (US0001M + 0.430%), 05/20/2065	638,876	0.0
1,441,076	Ginnie Mae Series 2015-H18 FB, 0.690%, (US0001M + 0.600%), 07/20/2065	1,451,384	0.1
1,061,162	Ginnie Mae Series 2015-H20 FB, 0.690%, (US0001M + 0.600%), 08/20/2065	1,069,033	0.1
1,896,741	Ginnie Mae Series 2015-H22 FC, 0.690%, (US0001M + 0.600%), 09/20/2065	1,911,396	0.1
1,539,749	Ginnie Mae Series 2015-H26 FA, 0.610%, (US0001M + 0.520%), 10/20/2065	1,550,948	0.1
3,414,753	Ginnie Mae Series 2015-H26 FC, 0.690%, (US0001M + 0.600%), 08/20/2065	3,429,686	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
292,900	Ginnie Mae Series 2015-H26 FG, 0.610%, (US0001M + 0.520%), 10/20/2065	$294,524	0.0
2,007,164	Ginnie Mae Series 2015-H27 FA, 0.840%, (US0001M + 0.750%), 09/20/2065	2,031,103	0.1
2,529,970	Ginnie Mae Series 2015-H29 FL, 0.690%, (US0001M + 0.600%), 11/20/2065	2,550,522	0.1
32,387,646	Ginnie Mae Series 2015-H30 FC, 0.750%, (US0001M + 0.660%), 11/20/2065	32,699,293	1.8
125,305	Ginnie Mae Series 2015-H30 FD, 0.690%, (US0001M + 0.600%), 10/20/2065	126,125	0.0
3,417,556	Ginnie Mae Series 2015-H30 FE, 0.690%, (US0001M + 0.600%), 11/20/2065	3,451,901	0.2
2,649,854	Ginnie Mae Series 2015-H31 FT, 0.740%, (US0001M + 0.650%), 11/20/2065	2,664,813	0.2
7,594,621 (1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,041,137	0.1
6,814,160 (1)	Ginnie Mae Series 2016-20 BS, 6.013%, (-1.000*US0001M + 6.100%), 02/20/2046	1,340,147	0.1
4,057,406 (2)	Ginnie Mae Series 2016-5 AB, 4.687%, 01/20/2046	4,585,160	0.3
6,850,331	Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	7,196,984	0.4
654,893	Ginnie Mae Series 2016-H01 FL, 0.740%, (US0001M + 0.650%), 12/20/2065	658,869	0.0
1,112,461	Ginnie Mae Series 2016-H02 FH, 1.090%, (US0001M + 1.000%), 01/20/2066	1,135,041	0.1
223,624	Ginnie Mae Series 2016-H03 FB, 0.740%, (US0001M + 0.650%), 01/20/2066	225,788	0.0
2,829,020	Ginnie Mae Series 2016-H04 FK, 1.140%, (US0001M + 1.050%), 02/20/2066	2,866,806	0.2
379,088	Ginnie Mae Series 2016-H07 FK, 1.090%, (US0001M + 1.000%), 03/20/2066	386,691	0.0
6,429,545	Ginnie Mae Series 2016-H08 FT, 0.810%, (US0001M + 0.720%), 02/20/2066	6,473,131	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,231,180	Ginnie Mae Series 2016-H09 FB, 0.990%, (US0001M + 0.900%), 04/20/2066	$1,252,571	0.1
2,555,278	Ginnie Mae Series 2016-H11 F, 0.890%, (US0001M + 0.800%), 05/20/2066	2,590,795	0.1
1,108,147	Ginnie Mae Series 2016-H11 FE, 0.940%, (US0001M + 0.850%), 04/20/2066	1,125,479	0.1
3,023,639	Ginnie Mae Series 2016-H13 FD, 0.520%, (H15T1Y + 0.450%), 05/20/2066	3,002,413	0.2
776,582	Ginnie Mae Series 2016-H13 FT, 0.670%, (US0001M + 0.580%), 05/20/2066	779,307	0.0
389,016	Ginnie Mae Series 2016-H20 FG, 0.790%, (US0001M + 0.700%), 08/20/2066	391,700	0.0
2,451,514	Ginnie Mae Series 2016-H21 FH, 0.940%, (US0001M + 0.850%), 09/20/2066	2,490,773	0.1
3,622,389	Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,794,999	0.2
2,933,196 (1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	640,681	0.0
2,890,000	Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,045,598	0.2
2,071,192	Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	2,192,233	0.1
4,823,449	Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,186,189	0.3
29,909,267	Ginnie Mae Series 2017-H05 FC, 0.840%, (US0001M + 0.750%), 02/20/2067	30,310,345	1.7
1,353,135	Ginnie Mae Series 2017-H07 FG, 0.550%, (US0001M + 0.460%), 02/20/2067	1,357,757	0.1
183,545	Ginnie Mae Series 2017-H14 FD, 0.560%, (US0001M + 0.470%), 06/20/2067	184,386	0.0
1,560,172	Ginnie Mae Series 2017-H14 FV, 0.590%, (US0001M + 0.500%), 06/20/2067	1,569,887	0.1
2,382,317	Ginnie Mae Series 2017-H17 FG, 0.590%, (US0001M + 0.500%), 08/20/2067	2,393,172	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,803,428	Ginnie Mae Series 2017-H19 FA, 0.540%, (US0001M + 0.450%), 08/20/2067	$1,807,667	0.1
28,310,544	Ginnie Mae Series 2017-H23 FC, 0.540%, (US0001M + 0.450%), 11/20/2067	28,403,964	1.6
1,877,614	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,009,937	0.1
320,242	Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	365,451	0.0
2,976,347	Ginnie Mae Series 2018-H04 FM, 0.390%, (US0001M + 0.300%), 03/20/2068	2,976,307	0.2
730,523	Ginnie Mae Series 2018-H07 FE, 0.440%, (US0001M + 0.350%), 02/20/2068	731,176	0.0
6,871,381	Ginnie Mae Series 2018-H14 FG, 0.440%, (US0001M + 0.350%), 09/20/2068	6,879,989	0.4
7,893,476	Ginnie Mae Series 2018-H18 FC, 0.440%, (US0001M + 0.350%), 08/20/2065	7,900,768	0.4
3,202,897	Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	3,379,255	0.2
5,100,243	Ginnie Mae Series 2019-100 FD, 0.487%, (US0001M + 0.400%), 08/20/2049	5,128,801	0.3
1,285,182	Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	186,129	0.0
12,000,000 (1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	3,632,603	0.2
1,247,156	Ginnie Mae Series 2019-H01 FJ, 0.390%, (US0001M + 0.300%), 09/20/2068	1,247,184	0.1
1,648,318	Ginnie Mae Series 2019-H01 FL, 0.540%, (US0001M + 0.450%), 12/20/2068	1,653,527	0.1
4,242,400	Ginnie Mae Series 2019-H05 FL, 0.570%, (US0001M + 0.480%), 03/20/2069	4,255,449	0.2
276,109	Ginnie Mae Series 2019-H10 FM, 0.490%, (US0001M + 0.400%), 05/20/2069	276,375	0.0
3,175,994	Ginnie Mae Series 2019-H19 FB, 0.540%, (US0001M + 0.450%), 11/20/2069	3,186,525	0.2
30,425,954 (1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	4,340,278	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,686,288	Ginnie Mae Series 2020-H01 FT, 0.610%, (H15T1Y + 0.500%), 01/20/2070	$1,677,116	0.1
8,227,130	Ginnie Mae Series 2020-H10 FD, 0.487%, (US0001M + 0.400%), 05/20/2070	8,242,026	0.5
843,761	Ginnie Mae, 0.560%, (US0001M + 0.470%), 08/20/2061	846,594	0.1
922,754	Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	961,771	0.1
5,458,853	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	5,942,306	0.3
6,035,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	6,470,130	0.4
1,050,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	1,109,878	0.1
273,545	Ginnie Mae Series 2010-H26 LF, 0.440%, (US0001M + 0.350%), 08/20/2058	273,806	0.0
2,354,582	Ginnie Mae Series 2015-H23 FB, 0.610%, (US0001M + 0.520%), 09/20/2065	2,370,927	0.1
1,595,169	Ginnie Mae Series 2017-122 CZ, 3.000%, 08/20/2047	1,751,202	0.1
2,744,196	Ginnie Mae Series 2019-1 LZ, 3.500%, 01/20/2049	3,057,622	0.2
12,087,081 (1)	Ginnie Mae Series 2021-58 SB, 6.213%, (-1.000*US0001M + 6.300%), 04/20/2051	2,183,512	0.1
18,362,640 (1)	Ginnie Mae Series 2021-77 SK, 3.213%, (-1.000*US0001M + 3.300%), 05/20/2051	1,790,313	0.1
101,406 (2)	Ginnie Mae Series 2021-H09 Z, 3.073%, 10/20/2066	109,152	0.0
1,669,908	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,775,172	0.1
	Total Collateralized Mortgage Obligations (Cost $857,600,526)	869,947,688	48.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.8%
	Federal Home Loan Mortgage Corporation: 1.1%(5)
1,059,366	3.500%, 07/01/2047	$1,127,093	0.1
2,400,069	3.500%, 12/01/2047	2,586,226	0.2
4,126,206	3.500%, 03/01/2048	4,505,600	0.3
4,621,132	3.500%, 11/01/2048	5,050,031	0.3
1,567,473	4.000%, 07/01/2047	1,691,809	0.1
646,944	4.500%, 08/01/2047	706,068	0.1
137,998	5.290%, 10/01/2037	153,383	0.0
25,408	5.410%, 07/01/2037	28,358	0.0
13,805	5.410%, 08/01/2037	15,395	0.0
36,946	5.440%, 01/01/2037	41,277	0.0
19,235	5.440%, 02/01/2037	21,481	0.0
48,359	5.440%, 04/01/2037	54,056	0.0
29,969	5.440%, 09/01/2037	33,480	0.0
28,551	5.440%, 02/01/2038	31,898	0.0
132,232	5.450%, 12/01/2037	146,335	0.0
101,872	5.450%, 12/01/2037	113,178	0.0
39,280	5.460%, 05/01/2037	43,914	0.0
33,947	5.460%, 08/01/2037	37,952	0.0
37,378	5.460%, 01/01/2038	41,555	0.0
36,164	5.480%, 08/01/2037	40,458	0.0
75,937	5.500%, 08/01/2037	85,867	0.0
89,733	5.500%, 11/01/2037	100,813	0.0
27,478	5.500%, 04/01/2038	30,769	0.0
17,275	5.520%, 10/01/2037	19,342	0.0
38,151	5.620%, 12/01/2036	42,754	0.0
63,380	5.620%, 03/01/2037	71,059	0.0
64,602	5.620%, 08/01/2037	72,469	0.0
139,196	5.625%, 12/01/2036	156,045	0.0
180,909	5.625%, 01/01/2037	202,889	0.0
166,230	5.625%, 03/01/2037	186,380	0.0
90,250	5.625%, 06/01/2037	101,134	0.0
79,977	5.625%, 07/01/2037	89,618	0.0
44,216	5.625%, 02/01/2038	49,546	0.0
564,924	5.750%, 09/01/2037	655,103	0.0
77,276	5.750%, 10/01/2037	86,684	0.0
142,215	5.750%, 11/01/2037	159,609	0.0
94,488	6.090%, 12/01/2037	106,216	0.0
5,784	7.500%, 01/01/2030	6,799	0.0
7,762	8.000%, 01/01/2030	7,797	0.0
		18,700,440	1.1
	Federal National Mortgage Association: 0.6%(5)
6,109,358	4.000%, 07/01/2056	6,858,929	0.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
1,121,684	4.500%, 09/01/2047	$1,290,432	0.1
254,629	5.290%, 09/01/2037	270,742	0.0
282,466	5.290%, 11/01/2037	309,007	0.1
80,300	5.290%, 12/01/2037	83,533	0.0
256,720	5.290%, 04/01/2038	276,534	0.0
48,884	5.350%, 04/01/2029	54,014	0.0
35,832	5.350%, 09/01/2029	39,772	0.0
67,278	5.390%, 05/01/2038	77,223	0.0
116,418	5.440%, 08/01/2047	128,101	0.0
174,329	5.440%, 08/01/2047	188,710	0.0
164,145	5.440%, 08/01/2047	177,642	0.0
175,387	5.440%, 09/01/2047	189,857	0.0
274,947	5.440%, 10/01/2047	302,931	0.0
93,161	5.440%, 05/01/2048	102,512	0.0
64,420	5.620%, 12/01/2036	69,598	0.0
32,934	5.875%, 06/01/2035	33,346	0.0
102,721	5.890%, 08/01/2047	111,468	0.0
110,910	5.890%, 10/01/2047	120,943	0.0
14,986	5.900%, 09/01/2028	15,950	0.0
10,795	6.600%, 07/01/2027	10,961	0.0
25,100	6.600%, 09/01/2027	25,374	0.0
26,279	6.600%, 11/01/2027	26,475	0.0
22,680	6.600%, 06/01/2028	22,850	0.0
		10,786,904	0.6
	Government National Mortgage Association: 63.4%
255,254,000 (6)	2.000%, 11/15/2051	258,464,621	14.3
61,000,000	2.500%, 09/20/2051	63,082,467	3.5
902,296	3.000%, 04/20/2045	951,156	0.1
411,742	3.000%, 11/20/2045	435,955	0.0
182,797	3.000%, 12/20/2045	191,390	0.0
225,664	3.000%, 12/20/2045	236,133	0.0
112,357	3.000%, 12/20/2045	117,524	0.0
68,988	3.000%, 01/20/2046	72,172	0.0
2,956,712	3.000%, 02/20/2050	3,092,387	0.2
280,540,000 (6)	3.000%, 11/15/2051	292,627,332	16.2
4,569,378	3.180%, 04/15/2041	4,591,947	0.3
1,237,006	3.500%, 04/20/2043	1,337,385	0.1
1,449,286	3.500%, 06/20/2045	1,566,241	0.1
4,024,361	3.500%, 04/20/2046	4,268,948	0.3
6,092,083	3.500%, 03/20/2047	6,683,828	0.4
797,133	3.500%, 07/20/2047	844,521	0.1
1,332,681	3.500%, 07/20/2047	1,431,260	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
30,844,634	3.500%, 12/20/2047	$32,939,305	1.8
10,802,751	3.500%, 01/20/2048	11,540,014	0.7
7,965,829	3.500%, 02/20/2048	8,501,653	0.5
4,346,015	3.500%, 02/20/2048	4,682,542	0.3
15,066,821	3.500%, 03/20/2048	16,137,414	0.9
11,000,000 (6)	3.500%, 10/15/2051	11,567,402	0.7
21,104 (2)	3.630%, 02/20/2063	21,101	0.0
2,779,788	3.750%, 05/20/2042	2,978,744	0.2
3,261,410	3.750%, 05/20/2042	3,498,766	0.2
85,886	4.000%, 05/20/2033	92,813	0.0
12,796	4.000%, 08/15/2033	13,723	0.0
33,584	4.000%, 01/15/2034	36,063	0.0
435,784	4.000%, 05/20/2034	463,775	0.0
1,227,704	4.000%, 07/20/2034	1,313,127	0.1
485,719	4.000%, 07/20/2034	517,603	0.0
84,014	4.000%, 08/20/2035	89,349	0.0
980,329	4.000%, 09/20/2040	1,046,714	0.1
1,566,221	4.000%, 07/20/2041	1,683,251	0.1
6,223,703	4.000%, 08/20/2042	6,825,491	0.4
284,343	4.000%, 09/15/2042	307,834	0.0
1,103,945	4.000%, 10/20/2043	1,203,160	0.1
1,796,946	4.000%, 12/20/2044	1,942,651	0.1
1,809,634	4.000%, 01/20/2045	1,956,592	0.1
456,168	4.000%, 06/20/2045	498,349	0.0
1,921,963	4.000%, 07/20/2045	2,096,682	0.1
2,135,959	4.000%, 09/20/2045	2,331,792	0.1
106,450	4.000%, 12/20/2045	113,164	0.0
380,785	4.000%, 01/20/2046	407,231	0.0
3,945,654	4.000%, 01/20/2046	4,266,474	0.3
99,305	4.000%, 02/20/2046	108,030	0.0
2,491,834	4.000%, 03/20/2046	2,704,428	0.2
1,214,649	4.000%, 04/20/2046	1,302,207	0.1
526,970	4.000%, 08/20/2046	564,912	0.0
2,918,698	4.000%, 09/20/2047	3,107,888	0.2
23,511,222	4.000%, 02/20/2050	24,929,770	1.4
1,241,427 (2)	4.327%, 10/20/2064	1,312,645	0.1
5,203 (2)	4.342%, 09/20/2062	5,317	0.0
1,932 (2)	4.398%, 04/20/2063	2,036	0.0
37,153 (2)	4.414%, 04/20/2066	39,101	0.0
31,804 (2)	4.437%, 04/20/2065	33,054	0.0
58,748 (2)	4.494%, 02/20/2068	61,580	0.0
851,491 (2)	4.495%, 01/20/2065	919,980	0.1
5,396	4.500%, 07/20/2036	5,767	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
619,000	4.500%, 10/15/2039	$708,445	0.1
344,772	4.500%, 11/15/2039	394,958	0.0
455,705	4.500%, 11/15/2039	521,997	0.0
125,306	4.500%, 12/15/2039	143,413	0.0
312,059	4.500%, 01/15/2040	351,545	0.0
25,601	4.500%, 01/20/2040	27,514	0.0
1,399,461	4.500%, 02/15/2040	1,583,739	0.1
145,088	4.500%, 06/15/2040	162,107	0.0
24,066	4.500%, 07/20/2040	25,865	0.0
143,347	4.500%, 08/20/2040	153,945	0.0
793,400	4.500%, 09/20/2041	887,159	0.1
383,705	4.500%, 10/20/2048	409,781	0.0
177,833	4.500%, 11/20/2048	190,054	0.0
5,391,058	4.500%, 12/20/2048	5,761,000	0.3
135,957	4.500%, 01/20/2049	145,693	0.0
482,697	4.500%, 03/20/2049	515,454	0.0
80,127	4.500%, 05/20/2049	85,555	0.0
8,524,735	4.500%, 11/20/2049	9,107,242	0.5
10,921,711	4.500%, 12/20/2049	11,654,998	0.7
1,795,507 (2)	4.529%, 01/20/2065	1,931,733	0.1
24,245 (2)	4.537%, 10/20/2067	25,761	0.0
1,733,898 (2)	4.550%, 02/20/2065	1,867,150	0.1
33,371	4.580%, 12/20/2033	35,950	0.0
29,304	4.580%, 01/20/2034	31,607	0.0
44,871	4.580%, 03/20/2034	47,998	0.0
45,536	4.580%, 04/20/2034	49,116	0.0
35,130	4.580%, 04/20/2034	37,895	0.0
44,222	4.580%, 06/20/2034	47,701	0.0
189,423 (2)	4.676%, 09/20/2064	204,344	0.0
358,924 (2)	4.682%, 10/20/2064	386,093	0.0
567,222 (2)	4.683%, 09/20/2064	595,351	0.1
409 (2)	4.700%, 06/20/2061	459	0.0
5,145 (2)	4.700%, 08/20/2061	5,559	0.0
584,418	4.750%, 06/15/2029	643,255	0.1
151,250	4.750%, 01/15/2030	165,629	0.0
54,402	4.750%, 06/20/2033	58,423	0.0
60,927	4.750%, 07/20/2033	65,377	0.0
87,631	4.750%, 07/20/2033	94,110	0.0
35,070	4.750%, 07/20/2033	37,451	0.0
64,143	4.750%, 08/20/2033	68,866	0.0
27,129	4.750%, 08/20/2033	29,126	0.0
22,851	4.750%, 09/20/2033	24,532	0.0
57,239	4.750%, 10/20/2033	61,832	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
25,234	4.750%, 11/20/2033	$27,088	0.0
22,437	4.750%, 12/20/2033	24,083	0.0
294,704	4.750%, 09/15/2034	330,670	0.0
38,539	4.920%, 03/20/2033	41,468	0.0
24,537	4.920%, 04/20/2033	26,387	0.0
47,078	4.920%, 04/20/2033	50,647	0.0
31,539	4.920%, 05/20/2033	33,916	0.0
30,450	4.920%, 05/20/2033	32,764	0.0
30,846	4.920%, 05/20/2033	33,187	0.0
28,096	4.920%, 05/20/2033	30,216	0.0
9,256	5.000%, 03/20/2024	9,918	0.0
687,439	5.000%, 04/20/2030	753,508	0.1
173,266	5.000%, 07/15/2033	196,272	0.0
55,611	5.000%, 03/15/2034	63,859	0.0
33,046	5.000%, 04/15/2034	37,441	0.0
65,402	5.000%, 01/15/2035	74,097	0.0
90,336	5.000%, 03/15/2035	102,239	0.0
10,696	5.000%, 03/15/2035	12,284	0.0
228,189	5.000%, 04/15/2035	264,245	0.0
54,149	5.000%, 04/15/2035	62,476	0.0
18,014	5.000%, 05/15/2035	20,648	0.0
53,866	5.000%, 05/20/2035	60,679	0.0
283,555	5.000%, 11/20/2035	319,401	0.0
127,515	5.000%, 04/20/2036	143,328	0.0
42,268	5.000%, 06/20/2038	44,786	0.0
15,399	5.000%, 08/20/2038	16,681	0.0
171,776	5.000%, 10/20/2038	184,715	0.0
30,488	5.000%, 11/20/2038	32,146	0.0
114,743	5.000%, 01/20/2039	123,266	0.0
57,886	5.000%, 02/15/2039	65,520	0.0
216,401	5.000%, 03/15/2039	245,200	0.0
751,483	5.000%, 11/15/2039	876,120	0.1
687,176	5.000%, 11/15/2039	801,078	0.1
61,437	5.000%, 11/15/2039	69,598	0.0
90,884	5.000%, 04/15/2040	104,720	0.0
686,663	5.000%, 09/15/2040	796,345	0.1
603,648	5.000%, 07/20/2041	688,921	0.1
278,620,000 (6)	5.000%, 11/15/2051	287,141,852	15.9
10,146	5.250%, 01/15/2024	10,511	0.0
41,941	5.250%, 06/15/2028	46,598	0.0
64,753	5.250%, 06/15/2029	72,250	0.0
893,772	5.250%, 01/20/2036	999,796	0.1
114,515	5.290%, 07/20/2037	125,555	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
131,356	5.290%, 08/20/2037	$144,724	0.0
164,168	5.290%, 08/20/2037	180,020	0.0
99,229	5.290%, 09/20/2037	108,763	0.0
367,291	5.290%, 09/20/2037	405,181	0.0
115,090	5.290%, 01/20/2038	126,166	0.0
5,869	5.350%, 01/15/2029	6,639	0.0
10,949	5.350%, 01/20/2029	12,011	0.0
30,612	5.350%, 04/20/2029	33,661	0.0
29,926	5.350%, 06/20/2029	32,903	0.0
36,989	5.350%, 10/20/2029	40,669	0.0
79,933	5.350%, 07/20/2033	88,556	0.0
13,957	5.350%, 08/20/2033	15,343	0.0
147,165	5.390%, 08/20/2038	155,126	0.0
73,449	5.390%, 09/15/2038	83,083	0.0
26,054	5.490%, 08/20/2033	28,862	0.0
46,528	5.490%, 09/20/2033	51,527	0.0
55,331	5.490%, 09/20/2033	61,290	0.0
45,031	5.490%, 09/20/2033	49,741	0.0
228,450	5.490%, 09/20/2033	253,703	0.0
207,396	5.490%, 10/20/2033	230,337	0.0
295,794	5.490%, 10/20/2033	329,314	0.0
293,637	5.490%, 11/20/2033	327,934	0.0
262,768	5.490%, 11/20/2033	293,013	0.0
172,262	5.490%, 12/20/2033	191,183	0.0
145,765	5.490%, 12/20/2033	161,716	0.0
229,564	5.490%, 12/20/2033	254,077	0.0
46,545	5.490%, 01/20/2034	51,531	0.0
39,576	5.490%, 03/20/2034	43,768	0.0
132,214	5.490%, 03/20/2034	146,116	0.0
39,889	5.490%, 06/20/2034	44,187	0.0
24,807	5.500%, 08/15/2024	25,037	0.0
15,547	5.500%, 08/20/2024	17,197	0.0
541	5.500%, 04/20/2029	599	0.0
191,479	5.500%, 09/15/2029	215,610	0.0
139,220	5.500%, 10/15/2029	157,583	0.0
30,302	5.500%, 12/20/2032	35,333	0.0
100,076	5.500%, 08/20/2033	117,019	0.0
61,235	5.500%, 11/20/2033	62,706	0.0
28,053	5.500%, 12/20/2033	32,480	0.0
63,674	5.500%, 03/20/2034	65,223	0.0
165,030	5.500%, 04/20/2034	193,642	0.0
115,341	5.500%, 04/20/2034	121,293	0.0
83,031	5.500%, 06/20/2034	85,776	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
166,401	5.500%, 06/20/2034	$184,720	0.0
72,494	5.500%, 07/20/2034	80,337	0.0
104,300	5.500%, 01/20/2035	109,745	0.0
161,433	5.500%, 05/15/2035	180,259	0.0
25,577	5.500%, 06/20/2035	28,348	0.0
198,164	5.500%, 07/15/2035	221,552	0.0
179,377	5.500%, 08/15/2035	200,355	0.0
118,512	5.500%, 09/20/2035	131,556	0.0
150,006	5.500%, 04/15/2036	167,446	0.0
36,692	5.500%, 06/20/2036	43,139	0.0
4,490	5.500%, 06/20/2038	5,014	0.0
17,874	5.500%, 08/20/2038	19,974	0.0
7,719	5.500%, 09/20/2038	8,612	0.0
1,525	5.500%, 10/20/2038	1,673	0.0
31,587	5.500%, 11/20/2038	35,322	0.0
2,192	5.500%, 12/20/2038	2,446	0.0
48,444	5.500%, 01/15/2039	54,010	0.0
5,862	5.500%, 01/20/2039	6,421	0.0
27,795	5.500%, 06/15/2039	30,952	0.0
16,574	5.500%, 06/20/2039	18,214	0.0
27,538	5.500%, 10/20/2039	32,241	0.0
196,059	5.500%, 09/15/2040	219,233	0.0
110,419	5.580%, 12/20/2033	122,331	0.0
39,398	5.580%, 12/20/2033	44,051	0.0
181,150	5.580%, 01/20/2034	201,140	0.0
50,008	5.580%, 02/20/2034	55,381	0.0
58,940	5.580%, 03/20/2034	65,294	0.0
129,788	5.580%, 04/20/2034	144,010	0.0
102,766	5.580%, 04/20/2034	115,259	0.0
47,622	5.580%, 04/20/2034	53,224	0.0
32,926	5.580%, 06/20/2034	36,819	0.0
35,903	5.580%, 06/20/2034	40,240	0.0
55,765	5.580%, 09/20/2034	62,361	0.0
259,303	5.590%, 06/20/2033	290,706	0.0
95,768	5.590%, 07/20/2033	106,179	0.0
32,135	5.590%, 07/20/2033	36,008	0.0
206,141	5.590%, 07/20/2033	229,519	0.0
14,909	5.590%, 07/20/2033	16,529	0.0
133,114	5.590%, 08/20/2033	147,759	0.0
42,463	5.590%, 09/20/2033	47,560	0.0
166,891	5.590%, 09/20/2033	185,053	0.0
39,162	5.590%, 09/20/2033	43,883	0.0
25,667	5.590%, 09/20/2033	28,707	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
64,797	5.590%, 10/20/2033	$72,603	0.0
49,396	5.590%, 11/20/2033	55,341	0.0
26,905	5.590%, 11/20/2033	30,067	0.0
50,095	5.590%, 11/20/2033	56,136	0.0
35,069	5.590%, 11/20/2033	39,233	0.0
78,026	5.590%, 12/20/2033	87,250	0.0
125,338	5.740%, 08/20/2037	139,027	0.0
144,207	5.740%, 09/20/2037	159,812	0.0
81,427	5.740%, 09/20/2037	90,303	0.0
248,520	5.740%, 09/20/2037	275,926	0.0
270,960	5.740%, 10/20/2037	301,928	0.0
90,654	5.740%, 04/20/2038	100,571	0.0
37,901	5.750%, 11/15/2024	38,955	0.0
525,856	5.750%, 07/15/2029	575,320	0.0
346,672	5.750%, 08/15/2029	382,896	0.0
66,756	5.750%, 11/15/2029	73,748	0.0
473,019	5.750%, 11/15/2029	517,472	0.0
40,990	5.770%, 03/20/2033	45,475	0.0
147,087	5.770%, 03/20/2033	163,332	0.0
104,958	5.770%, 04/20/2033	116,544	0.0
36,662	5.770%, 04/20/2033	40,667	0.0
41,207	5.770%, 04/20/2033	45,718	0.0
134,976	5.770%, 05/20/2033	149,628	0.0
30,536	5.770%, 05/20/2033	33,871	0.0
35,423	5.770%, 05/20/2033	39,295	0.0
82,742	5.770%, 05/20/2033	91,784	0.0
38,587	5.770%, 06/20/2033	42,771	0.0
77,729	5.770%, 07/20/2033	86,192	0.0
63,206	5.770%, 07/20/2033	70,110	0.0
1,423	5.770%, 11/20/2033	1,504	0.0
30,792	5.900%, 05/20/2028	34,159	0.0
28,357	5.900%, 09/20/2028	31,440	0.0
1,205,715	5.970%, 11/15/2031	1,205,208	0.1
6,902	6.000%, 01/20/2024	6,968	0.0
24,565	6.000%, 10/15/2025	27,481	0.0
125,300	6.000%, 04/15/2026	137,782	0.0
33,853	6.000%, 10/20/2027	37,557	0.0
97,817	6.000%, 05/15/2029	106,064	0.0
92,880	6.000%, 07/15/2029	96,308	0.0
51,964	6.000%, 10/20/2034	60,918	0.0
123,774	6.000%, 03/15/2037	146,412	0.0
65,214	6.000%, 08/20/2038	73,727	0.0
12,184	6.000%, 09/20/2038	13,400	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
28,403	6.000%, 10/20/2038	$32,436	0.0
71,358	6.000%, 11/15/2038	80,023	0.0
75,727	6.000%, 12/15/2038	84,903	0.0
262,178	6.000%, 08/15/2039	298,075	0.0
238,300	6.000%, 08/15/2039	268,729	0.0
16,038	6.490%, 01/15/2028	17,964	0.0
20,722	6.500%, 07/20/2029	23,558	0.0
44,711	6.500%, 07/20/2032	46,138	0.0
80,405	6.500%, 02/15/2034	86,766	0.0
185	6.500%, 09/20/2034	189	0.0
6,113	7.500%, 08/20/2027	6,907	0.0
		1,144,487,837	63.4
	Uniform Mortgage-Backed Securities: 1.7%
14,000,000 (6)	3.500%, 10/15/2051	14,814,024	0.8
7,860,025	4.000%, 05/01/2042	8,707,995	0.5
502,298	4.000%, 05/01/2045	550,288	0.1
466,957	4.000%, 08/01/2046	511,016	0.1
416,293	4.250%, 08/01/2035	456,573	0.0
192,244	4.750%, 11/01/2034	209,904	0.0
416,968	4.750%, 11/01/2034	466,491	0.0
269,259	4.750%, 02/01/2035	296,246	0.0
490,357	4.750%, 04/01/2035	547,825	0.1
411,328	4.750%, 05/01/2035	459,572	0.0
72,908	4.750%, 07/01/2035	79,547	0.0
570,614	4.750%, 07/01/2035	639,482	0.1
49,023	5.000%, 02/01/2033	53,931	0.0
92,471	5.000%, 07/01/2033	101,745	0.0
81,854	5.000%, 03/01/2036	90,057	0.0
205,698	5.000%, 05/01/2036	227,201	0.0
90,521	5.030%, 05/01/2037	99,709	0.0
98,199	5.030%, 09/01/2037	108,176	0.0
46,776	5.155%, 11/01/2036	51,746	0.0
155,016	5.155%, 01/01/2037	171,531	0.0
38,975	5.250%, 04/01/2032	43,242	0.0
126,775	5.250%, 04/01/2032	140,914	0.0
26,389	5.280%, 11/01/2036	29,315	0.0
110,958	5.280%, 11/01/2036	123,244	0.0
44,571	5.280%, 01/01/2037	49,513	0.0
92,849	5.290%, 08/01/2037	103,121	0.0
71,842	5.290%, 09/01/2037	79,790	0.0
314,497	5.290%, 09/01/2037	351,618	0.0
27,407	5.300%, 10/01/2036	30,450	0.0
19,059	5.300%, 10/01/2036	21,172	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
116,224	5.300%, 12/01/2036	$129,154	0.0
80,521	5.300%, 12/01/2036	89,442	0.0
65,388	5.300%, 02/01/2037	72,688	0.0
50,997	5.300%, 05/01/2037	56,687	0.0
240,265	5.300%, 08/01/2037	267,827	0.0
122,289	5.390%, 12/01/2037	136,273	0.0
168,254	5.405%, 11/01/2036	187,724	0.0
220,494	5.405%, 02/01/2037	246,350	0.0
83,790	5.740%, 07/01/2037	93,806	0.0
12,049	7.500%, 05/01/2028	12,097	0.0
		30,907,486	1.7
	Total U.S. Government Agency Obligations (Cost $1,197,172,371)	1,204,882,667	66.8
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.6%
9,279,984 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	909,586	0.1
28,114,458 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	3,497,877	0.2
19,465,231 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	2,394,276	0.1
2,994,248 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.027%, 09/25/2030	215,740	0.0
16,551,282 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	2,701,778	0.2
14,985,365 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	2,151,704	0.1
34,919,656 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.707%, 12/25/2035	2,301,027	0.1
24,950,919 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.845%, 09/25/2027	1,008,379	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
31,466,000 (1)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	$2,805,027	0.2
34,881,936 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	4,855,046	0.3
284,850 (2)	Ginnie Mae 2004-23 Z, 5.728%, 03/16/2044	312,147	0.0
4,693,964 (1)(2)	Ginnie Mae 2006-67 IO, 0.470%, 11/16/2046	13,316	0.0
361,363 (2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	361,263	0.0
574,455	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	590,096	0.0
230,711 (1)(2)	Ginnie Mae 2008-45 IO, 0.855%, 02/16/2048	284	0.0
181,232 (2)	Ginnie Mae 2009-115 D, 4.776%, 01/16/2050	187,392	0.0
1,236,160 (1)(2)	Ginnie Mae 2010-122 IO, 0.241%, 02/16/2044	1,306	0.0
60,655 (1)(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	693	0.0
14,530,920 (1)(2)	Ginnie Mae 2011-47 IO, 0.157%, 01/16/2051	49,931	0.0
127,395 (2)	Ginnie Mae 2011-53 B, 3.893%, 05/16/2051	130,352	0.0
1,858,399 (2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,982,809	0.1
10,511,490	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	11,159,692	0.6
1,876,413	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,990,601	0.1
1,866,633	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,979,191	0.1
2,465,357 (2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,630,538	0.2
2,177,714	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,283,228	0.1
9,949,550	Ginnie Mae 2021-60 GA, 3.100%, 05/16/2056	10,013,663	0.6
5,029,231	Ginnie Mae 2021-79, 1.750%, 08/16/2063	4,226,451	0.2
2,512,523	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	2,094,464	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	$2,079,051	0.1
	Total Commercial Mortgage-Backed Securities (Cost $65,001,874)	64,926,908	3.6
ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
1,691,788	Fannie Mae Grantor Trust 2001-T9 A1, 0.196%, (US0001M + 0.220%), 09/25/2031	1,669,557	0.1
96,360 (2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.672%, 07/26/2033	98,444	0.0
35,765 (2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	38,275	0.0
23,759 (2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	23,789	0.0
21,685 (2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	23,411	0.0
	Total Asset-Backed Securities (Cost $1,848,004)	1,853,476	0.1
	Total Long-Term Investments (Cost $2,121,622,775)	2,141,610,739	118.7
SHORT-TERM INVESTMENTS: 28.9%
	U.S. Treasury Bills: 28.9%
8,800,000 (3)	United States Cash Management Bill, 0.040%, 01/25/2022	8,798,866	0.5
512,840,000	United States Treasury Bill, 0.050%, 03/31/2022	512,711,077	28.4
	Total U.S. Treasury Bills
	Total Short-Term Investments (Cost $521,510,914)	521,509,943	28.9
	Total Investments in Securities (Cost $2,643,133,689)	$2,663,120,682	147.6
	Liabilities in Excess of Other Assets	(858,663,581)	(47.6)
	Net Assets	$1,804,457,101	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.

(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

U.S. Government Agency Obligations	66.8%
Collateralized Mortgage Obligations	48.2%
Commercial Mortgage-Backed Securities	3.6%
Asset-Backed Securities	0.1%
Liabilities in Excess of Other Assets ,*	(18.7)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
 1

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$869,947,688	$—	$869,947,688
U.S. Government Agency Obligations	—	1,204,882,667	—	1,204,882,667
Commercial Mortgage-Backed Securities	—	64,926,908	—	64,926,908
Asset-Backed Securities	—	1,853,476	—	1,853,476
Short-Term Investments	—	521,509,943	—	521,509,943
Total Investments, at fair value	$—	$2,663,120,682	$—	$2,663,120,682
Other Financial Instruments+
Futures	4,162,011	—	—	4,162,011
Total Assets	$4,162,011	$2,663,120,682	$—	$2,667,282,693
Liabilities Table
Other Financial Instruments+
Futures	$(261,477)	$—	$—	$(261,477)
Total Liabilities	$(261,477)	$—	$—	$(261,477)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	223	12/21/21	$32,390,750	$(256,176)
U.S. Treasury Ultra Long Bond	24	12/21/21	4,585,500	(5,301)
			$36,976,250	$(261,477)
Short Contracts:
U.S. Treasury 10-Year Note	(2,048)	12/21/21	(269,536,000)	2,921,168
U.S. Treasury 2-Year Note	(112)	12/31/21	(24,646,125)	12,917
U.S. Treasury 5-Year Note	(389)	12/31/21	(47,746,711)	248,456
U.S. Treasury Long Bond	(309)	12/21/21	(49,198,594)	979,470
			$(391,127,430)	$4,162,011
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$4,162,011
Total Asset Derivatives		$4,162,011
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$261,477
Total Liability Derivatives		$261,477

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$49,477
Total	$49,477
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(3,109,439)
Total	$(3,109,439)
At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,653,495,350.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,914,119
Gross Unrealized Depreciation	(7,388,253)
Net Unrealized Appreciation	$13,525,866
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.1%
	Basic Materials: 6.2%
1,625,000 (1)(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$1,661,562	0.2
1,350,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	1,395,562	0.1
2,525,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	2,427,775	0.2
1,900,000 (2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	2,019,462	0.2
2,025,000 (2)	Constellium SE, 5.625%, 06/15/2028	2,131,090	0.2
2,325,000 (1)(2)	Diamond BC BV, 4.625%, 10/01/2029	2,362,816	0.2
2,200,000 (2)	Element Solutions, Inc., 3.875%, 09/01/2028	2,224,750	0.2
1,700,000 (2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,800,028	0.2
520,000 (1)(2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	537,992	0.1
4,080,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	4,233,000	0.4
235,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	249,100	0.0
950,000 (1)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,028,375	0.1
2,250,000 (1)(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	2,230,313	0.2
2,200,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,428,393	0.3
2,200,000 (2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	2,224,750	0.2
2,450,000 (2)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	2,501,070	0.3
1,501,000 (2)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	1,666,770	0.2
2,375,000 (2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	2,484,844	0.3
2,500,000 (1)(2)	Novelis Corp., 3.875%, 08/15/2031	2,475,750	0.3
500,000 (2)	Novelis Corp., 4.750%, 01/30/2030	526,975	0.1
1,576,000 (2)	OCI NV, 4.625%, 10/15/2025	1,657,637	0.2
650,000 (2)	OCI NV, 5.250%, 11/01/2024	669,403	0.1
1,350,000	Olin Corp., 5.125%, 09/15/2027	1,404,000	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
2,550,000 (1)	Olin Corp., 5.000%, 02/01/2030	$2,699,813	0.3
2,725,000 (2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,837,713	0.3
765,000 (2)	SPCM SA, 3.125%, 03/15/2027	766,874	0.1
1,530,000 (1)(2)	SPCM SA, 3.375%, 03/15/2030	1,530,727	0.2
2,650,000 (1)(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	2,689,750	0.3
2,325,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	2,316,281	0.2
440,000 (2)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	446,050	0.0
805,000 (1)(2)	Unifrax Escrow Issuer Corp., 7.500%, 09/30/2029	825,946	0.1
2,625,000 (1)(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	2,484,536	0.3
		58,939,107	6.2
	Communications: 15.3%
2,200,000 (1)(2)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	2,192,025	0.2
2,600,000 (1)(2)	Altice Financing SA, 5.750%, 08/15/2029	2,522,000	0.3
2,450,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	2,356,704	0.2
3,000,000 (2)	Altice France SA/France, 5.500%, 10/15/2029	2,973,502	0.3
2,125,000 (2)	Altice France SA/France, 8.125%, 02/01/2027	2,289,156	0.2
2,675,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	2,732,793	0.3
4,275,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,408,594	0.5
3,825,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	3,987,792	0.4
2,325,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	2,429,974	0.3
3,150,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	3,124,406	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,550,000 (1)(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	$1,613,937	0.2
1,325,000 (1)(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	1,396,338	0.1
275,000 (1)(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	261,987	0.0
3,032,000 (1)(2)	CommScope Technologies LLC, 6.000%, 06/15/2025	3,073,690	0.3
1,175,000 (1)(2)	CommScope, Inc., 4.750%, 09/01/2029	1,175,000	0.1
3,575,000 (2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	3,745,027	0.4
2,500,000 (2)	CSC Holdings LLC, 4.625%, 12/01/2030	2,373,200	0.2
1,175,000 (1)	CSC Holdings LLC, 5.250%, 06/01/2024	1,260,164	0.1
1,870,000 (2)	CSC Holdings LLC, 5.750%, 01/15/2030	1,903,950	0.2
1,025,000 (2)	CSC Holdings LLC, 7.500%, 04/01/2028	1,109,078	0.1
1,850,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	1,223,312	0.1
1,100,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	483,098	0.0
3,350,000 (2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	3,500,750	0.4
1,900,000	DISH DBS Corp., 5.125%, 06/01/2029	1,864,175	0.2
1,825,000 (1)	DISH DBS Corp., 7.375%, 07/01/2028	1,937,858	0.2
2,500,000	Embarq Corp., 7.995%, 06/01/2036	2,685,013	0.3
535,000 (1)(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	562,419	0.1
2,425,000 (1)(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	2,558,969	0.3
2,225,000 (2)	GCI LLC, 4.750%, 10/15/2028	2,338,646	0.2
2,625,000 (1)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,987,978	0.3
875,000 (2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	910,271	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,375,000 (1)	iHeartCommunications, Inc., 8.375%, 05/01/2027	$3,611,250	0.4
2,400,000 (2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	2,450,248	0.3
1,400,000 (1)(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	1,443,680	0.1
2,900,000 (2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	3,077,625	0.3
485,000 (2)	LogMeIn, Inc., 5.500%, 09/01/2027	494,094	0.0
875,000 (1)	Lumen Technologies, Inc., 5.625%, 04/01/2025	952,656	0.1
2,685,000 (2)	Mav Acquisition Corp., 8.000%, 08/01/2029	2,569,129	0.3
2,548,000	Meredith Corp., 6.875%, 02/01/2026	2,633,995	0.3
2,325,000 (2)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	2,408,700	0.2
1,900,000 (2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,981,624	0.2
650,000 (1)(2)	Netflix, Inc., 4.875%, 06/15/2030	766,188	0.1
2,775,000	Netflix, Inc., 5.875%, 11/15/2028	3,403,954	0.4
3,475,000 (1)(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	3,548,253	0.4
400,000 (1)(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	401,896	0.0
650,000 (1)(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	640,006	0.1
2,650,000 (1)(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	2,723,365	0.3
2,675,000 (2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	2,618,156	0.3
2,225,000 (1)(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,327,906	0.2
2,350,000 (1)(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	2,458,335	0.3
5,495,000	Sprint Corp., 7.125%, 06/15/2024	6,261,278	0.7
1,600,000 (1)	Sprint Corp., 7.625%, 03/01/2026	1,940,760	0.2
500,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	511,800	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
850,000 (2)	TEGNA, Inc., 4.750%, 03/15/2026	$887,719	0.1
2,400,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	2,475,120	0.3
1,550,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	1,741,813	0.2
1,775,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	2,067,786	0.2
875,000 (1)(2)	Univision Communications, Inc., 4.500%, 05/01/2029	890,313	0.1
4,060,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	4,415,250	0.5
2,475,000 (1)(2)	Urban One, Inc., 7.375%, 02/01/2028	2,656,937	0.3
1,575,000 (4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,805,848	0.2
2,250,000 (1)(2)	ViaSat, Inc., 5.625%, 09/15/2025	2,283,035	0.2
500,000 (2)	ViaSat, Inc., 5.625%, 04/15/2027	521,875	0.1
1,160,000 (1)(2)	ViaSat, Inc., 6.500%, 07/15/2028	1,223,185	0.1
1,910,000 (1)(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,916,590	0.2
3,800,000 (1)(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	3,930,036	0.4
1,800,000 (2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,841,274	0.2
		145,863,485	15.3
	Consumer, Cyclical: 20.8%
2,250,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,230,313	0.2
2,475,000 (2)	Academy Ltd., 6.000%, 11/15/2027	2,676,094	0.3
2,675,000 (2)	Adams Homes, Inc., 7.500%, 02/15/2025	2,797,181	0.3
3,125,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	3,203,187	0.3
665,000 (2)	Adient US LLC, 9.000%, 04/15/2025	719,031	0.1
3,325,000 (1)(2)	Affinity Gaming, 6.875%, 12/15/2027	3,501,541	0.4
2,625,000 (1)(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,859,412	0.3
902,168	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	880,616	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,825,000 (1)(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	$1,646,789	0.2
3,225,000 (1)(2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	3,478,969	0.4
1,375,000 (1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,467,812	0.2
1,375,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,412,812	0.1
1,155,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	1,206,975	0.1
525,000 (1)(2)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750)%, 04/01/2027	521,889	0.1
1,800,000 (2)	Boyd Gaming Corp., 4.750%, 06/15/2031	1,858,500	0.2
1,700,000 (1)(2)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,844,500	0.2
1,520,000 (2)	Boyne USA, Inc., 4.750%, 05/15/2029	1,571,300	0.2
645,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	653,869	0.1
2,325,000 (2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,450,567	0.3
3,275,000 (1)(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,323,634	0.3
2,475,000 (2)	Carnival Corp., 7.625%, 03/01/2026	2,645,156	0.3
1,150,000 (1)(2)	Carnival Corp., 9.875%, 08/01/2027	1,328,665	0.1
2,525,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	2,660,719	0.3
1,975,000 (2)	Century Communities, Inc., 3.875%, 08/15/2029	1,997,219	0.2
2,325,000 (2)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,497,341	0.3
1,175,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,310,851	0.1
455,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	536,276	0.1
960,000 (2)	Foot Locker, Inc., 4.000%, 10/01/2029	963,600	0.1
2,275,000	Ford Motor Co., 9.000%, 04/22/2025	2,738,599	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
3,500,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	$3,511,375	0.4
2,100,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	2,115,750	0.2
2,550,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,707,462	0.3
2,875,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	3,103,792	0.3
2,300,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	2,573,125	0.3
3,000,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	3,228,270	0.3
2,275,000 (2)	Gap, Inc./The, 3.875%, 10/01/2031	2,277,844	0.2
1,795,000 (1)(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,896,462	0.2
1,975,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	2,075,913	0.2
2,550,000 (2)	Interface, Inc., 5.500%, 12/01/2028	2,686,195	0.3
1,375,000 (1)(2)	IRB Holding Corp., 6.750%, 02/15/2026	1,414,531	0.1
3,475,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	4,313,344	0.5
308,000 (1)(2)	Bath & Body Works, Inc., 9.375%, 07/01/2025	391,157	0.0
2,400,000 (1)(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	2,402,196	0.3
2,975,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	3,056,277	0.3
2,400,000 (1)(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	2,484,048	0.3
700,000 (2)	M/I Homes, Inc., 3.950%, 02/15/2030	702,895	0.1
2,075,000	M/I Homes, Inc., 4.950%, 02/01/2028	2,173,562	0.2
1,025,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	1,009,430	0.1
1,475,000	Mattel, Inc., 5.450%, 11/01/2041	1,750,478	0.2
1,750,000	Meritage Homes Corp., 5.125%, 06/06/2027	1,951,250	0.2
3,100,000 (2)	Meritor, Inc., 4.500%, 12/15/2028	3,111,687	0.3
600,000 (1)	MGM Resorts International, 5.500%, 04/15/2027	651,750	0.1
675,000	MGM Resorts International, 6.000%, 03/15/2023	714,616	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,375,000 (2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	$2,422,500	0.3
1,925,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	2,040,500	0.2
450,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	471,011	0.0
1,825,000 (1)(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	1,806,111	0.2
1,650,000 (1)(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,701,563	0.2
3,600,000 (2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	3,933,198	0.4
1,965,000 (1)(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,080,228	0.2
2,825,000 (2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	2,934,709	0.3
1,150,000 (1)(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	1,177,921	0.1
655,000 (2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	712,676	0.1
1,357,000 (2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,550,033	0.2
2,300,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,484,000	0.3
1,000,000 (1)(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,062,500	0.1
950,000 (2)	Scientific Games International, Inc., 8.625%, 07/01/2025	1,029,975	0.1
2,000,000 (1)(2)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	2,018,750	0.2
2,425,000 (2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	2,496,913	0.3
2,250,000 (2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	2,314,721	0.2
2,925,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	3,044,618	0.3
3,500,000 (2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	3,679,375	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,200,000 (1)(2)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	$2,247,795	0.2
2,425,000 (1)(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	2,500,806	0.3
3,900,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	3,802,500	0.4
775,000 (1)(2)	Station Casinos LLC, 4.500%, 02/15/2028	788,253	0.1
1,149,000 (2)	Station Casinos LLC, 5.000%, 10/01/2025	1,167,286	0.1
2,425,000 (2)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,546,250	0.3
1,920,000 (1)(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,924,800	0.2
850,000 (2)	Tenneco, Inc., 7.875%, 01/15/2029	949,875	0.1
1,975,000	Tri Pointe Homes, Inc., 5.700%, 06/15/2028	2,150,281	0.2
800,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	822,000	0.1
1,800,000 (2)	United Airlines, Inc., 4.625%, 04/15/2029	1,862,460	0.2
1,850,000 (1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,898,563	0.2
2,650,000 (1)(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	2,785,680	0.3
3,016,619	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	3,178,305	0.3
2,650,000 (1)(2)	Victoria’s Secret & Co., 4.625%, 07/15/2029	2,704,259	0.3
3,200,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	3,101,856	0.3
1,055,000 (1)(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,215,888	0.1
450,000 (1)(2)	VOC Escrow Ltd., 5.000%, 02/15/2028	444,620	0.0
2,350,000 (1)(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	2,276,574	0.2
2,300,000 (1)(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	2,429,559	0.3
1,025,000 (2)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250)%, 03/15/2026	1,060,106	0.1
2,075,000 (2)	William Carter Co/The, 5.625%, 03/15/2027	2,153,643	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,190,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	$1,241,188	0.1
2,370,000 (2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	2,396,663	0.2
1,800,000 (2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,881,324	0.2
		197,778,662	20.8
	Consumer, Non-cyclical: 16.2%
3,000,000 (1)(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	3,157,395	0.3
1,825,000 (1)(2)	ACCO Brands Corp., 4.250%, 03/15/2029	1,834,764	0.2
3,045,000 (1)(2)	ADT Security Corp./The, 4.125%, 08/01/2029	3,030,203	0.3
2,125,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	2,123,353	0.2
925,000 (1)(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	997,844	0.1
2,250,000 (2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,399,062	0.3
1,100,000 (1)(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	1,086,932	0.1
1,000,000 (1)(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,058,530	0.1
2,800,000 (1)(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	3,049,830	0.3
2,875,000 (2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	2,957,656	0.3
700,000 (1)(2)	AMN Healthcare, Inc., 4.000%, 04/15/2029	722,288	0.1
2,450,000 (1)(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,544,937	0.3
4,275,000 (2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,559,074	0.5
750,000 (2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	778,125	0.1
4,130,000 (2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	3,857,503	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,950,000 (2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	$2,000,856	0.2
1,300,000 (2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,352,000	0.1
1,375,000	Centene Corp., 2.500%, 03/01/2031	1,357,812	0.1
1,140,000 (1)	Centene Corp., 2.625%, 08/01/2031	1,133,719	0.1
3,450,000	Centene Corp., 4.625%, 12/15/2029	3,764,122	0.4
2,800,000 (2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	2,904,496	0.3
820,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	847,675	0.1
2,325,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,422,069	0.3
1,050,000 (1)(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	1,057,875	0.1
1,525,000 (1)(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,598,779	0.2
2,650,000 (1)(2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,775,875	0.3
3,375,000 (1)(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	3,387,606	0.4
3,195,000 (2)	CoreLogic, Inc., 4.500%, 05/01/2028	3,179,025	0.3
2,350,000 (2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	2,552,687	0.3
475,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	463,125	0.0
1,225,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	1,261,579	0.1
615,000 (1)	Encompass Health Corp., 4.625%, 04/01/2031	647,164	0.1
829,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	594,211	0.1
542,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	543,957	0.1
2,085,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	2,182,953	0.2
5,000,000	HCA, Inc., 5.375%, 02/01/2025	5,593,750	0.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,125,000	HCA, Inc., 5.625%, 09/01/2028	$1,339,819	0.1
2,080,000 (2)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	2,241,554	0.2
1,700,000 (1)(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,763,835	0.2
3,225,000 (2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	3,499,157	0.4
1,600,000 (1)(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	1,666,848	0.2
1,825,000 (1)(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	2,032,083	0.2
1,957,000 (2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,124,323	0.2
1,150,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,310,836	0.1
3,440,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	4,234,497	0.4
1,200,000 (1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,586,164	0.2
1,875,000 (1)(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,872,656	0.2
900,000 (1)(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	876,856	0.1
2,150,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	2,028,503	0.2
2,525,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	2,622,086	0.3
1,450,000	New Albertsons L.P., 7.450%, 08/01/2029	1,692,099	0.2
400,000 (1)(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	389,620	0.0
2,075,000 (1)(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,187,299	0.2
2,300,000 (1)(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,418,680	0.3
1,853,000 (2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,890,190	0.2
625,000 (2)	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	636,328	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,250,000 (2)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	$1,344,687	0.1
2,375,000 (2)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	2,528,187	0.3
1,175,000 (1)(2)	Post Holdings, Inc., 4.625%, 04/15/2030	1,185,552	0.1
2,850,000 (1)(2)	Post Holdings, Inc., 5.625%, 01/15/2028	2,997,773	0.3
2,375,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	2,371,687	0.3
3,275,000 (1)(2)	Select Medical Corp., 6.250%, 08/15/2026	3,448,084	0.4
2,350,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	2,370,668	0.2
1,100,000 (1)(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	1,112,820	0.1
1,150,000 (1)(2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,275,063	0.1
525,000 (1)(2)	Square, Inc., 2.750%, 06/01/2026	532,849	0.1
1,550,000 (1)(2)	Square, Inc., 3.500%, 06/01/2031	1,591,819	0.2
1,375,000 (2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	1,397,344	0.1
2,900,000 (1)(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	3,050,104	0.3
3,500,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	3,777,375	0.4
2,965,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	3,016,888	0.3
2,750,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	2,980,313	0.3
765,000	United Rentals North America, Inc., 3.750%, 01/15/2032	774,563	0.1
1,650,000	United Rentals North America, Inc., 4.875%, 01/15/2028	1,746,558	0.2
450,000	United Rentals North America, Inc., 5.250%, 01/15/2030	493,313	0.1
1,950,000 (2)	Vizient, Inc., 6.250%, 05/15/2027	2,042,810	0.2
		154,230,721	16.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 15.4%
3,500,000 (2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	$3,784,375	0.4
1,475,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	1,521,094	0.2
2,075,000 (1)(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	2,146,172	0.2
2,325,000 (2)	Antero Resources Corp., 5.375%, 03/01/2030	2,451,480	0.3
515,000 (1)(2)	Antero Resources Corp., 7.625%, 02/01/2029	576,414	0.1
2,850,000	Apache Corp., 4.375%, 10/15/2028	3,085,125	0.3
1,225,000	Apache Corp., 5.100%, 09/01/2040	1,373,507	0.1
1,475,000 (1)(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,527,495	0.2
950,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,000,264	0.1
1,900,000 (2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,966,025	0.2
2,175,000 (2)	Baytex Energy Corp., 5.625%, 06/01/2024	2,190,606	0.2
2,425,000 (1)(2)	Baytex Energy Corp., 8.750%, 04/01/2027	2,507,717	0.3
2,400,000 (2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	2,516,016	0.3
1,050,000 (1)(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	1,136,625	0.1
1,075,000 (1)(2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	1,092,979	0.1
600,000 (1)(2)	CNX Resources Corp., 6.000%, 01/15/2029	635,250	0.1
2,850,000 (2)	CNX Resources Corp., 7.250%, 03/14/2027	3,037,957	0.3
1,125,000	Continental Resources, Inc., 4.900%, 06/01/2044	1,261,406	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
625,000 (1)(2)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	$756,250	0.1
2,850,000 (1)(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,986,011	0.3
1,425,000 (1)	DCP Midstream Operating L.P., 5.125%, 05/15/2029	1,606,242	0.2
955,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	1,056,469	0.1
200,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	233,958	0.0
2,225,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	2,533,719	0.3
1,950,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,002,894	0.2
1,075,000 (1)(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,146,874	0.1
1,100,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	1,116,841	0.1
1,725,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	1,778,906	0.2
2,400,000 (1)(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	2,457,060	0.3
4,025,000 (1)	EnLink Midstream LLC, 5.375%, 06/01/2029	4,263,381	0.4
2,650,000 (2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,744,406	0.3
975,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	1,072,373	0.1
1,200,000 (1)(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,316,940	0.1
275,000 (1)(2)	EQT Corp., 3.125%, 05/15/2026	282,252	0.0
275,000 (1)(2)	EQT Corp., 3.625%, 05/15/2031	286,894	0.0
500,000	EQT Corp., 5.000%, 01/15/2029	563,600	0.1
1,400,000 (2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	1,417,500	0.2
1,475,000 (1)(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	1,542,555	0.2
1,000,000 (1)(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	1,028,750	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,550,000 (1)(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	$1,595,415	0.2
2,925,000 (1)(2)	Independence Energy Finance LLC, 7.250%, 05/01/2026	3,016,435	0.3
1,600,000 (1)(2)	Laredo Petroleum, Inc., 7.750%, 07/31/2029	1,606,000	0.2
4,100,000 (1)(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	3,806,091	0.4
1,550,000	Murphy Oil Corp., 5.875%, 12/01/2027	1,615,100	0.2
1,775,000 (1)	Murphy Oil Corp., 6.375%, 07/15/2028	1,879,281	0.2
1,800,000 (2)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,708,506	0.2
1,115,000	Nabors Industries, Inc., 5.100%, 09/15/2023	1,091,758	0.1
2,425,000 (2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	2,544,128	0.3
5,000,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	4,796,375	0.5
3,745,000 (1)	Occidental Petroleum Corp., 5.500%, 12/01/2025	4,152,269	0.4
4,975,000 (1)	Occidental Petroleum Corp., 6.625%, 09/01/2030	6,137,906	0.6
2,375,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	2,978,915	0.3
3,550,000 (1)	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	4,015,937	0.4
1,300,000	Ovintiv, Inc., 6.500%, 02/01/2038	1,791,845	0.2
2,100,000 (2)	Precision Drilling Corp., 6.875%, 01/15/2029	2,196,600	0.2
2,210,000 (2)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	2,245,912	0.2
2,950,000 (2)	Southwestern Energy Co., 5.375%, 02/01/2029	3,159,627	0.3
625,000	Southwestern Energy Co., 5.375%, 03/15/2030	675,297	0.1
2,584,000 (2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	2,564,171	0.3
2,285,000 (1)(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	2,279,288	0.2
675,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	685,475	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,200,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	$1,251,000	0.1
1,125,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,153,783	0.1
1,650,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,788,188	0.2
3,575,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,861,000	0.4
2,050,000 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	2,042,938	0.2
3,350,000 (2)	Transocean, Inc., 7.500%, 01/15/2026	2,720,167	0.3
1,225,000 (2)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	1,263,343	0.1
1,900,000 (2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,983,125	0.2
2,425,000 (2)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	2,620,528	0.3
1,625,000 (2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,697,516	0.2
3,225,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	3,710,588	0.4
		146,638,889	15.4
	Financial: 7.5%
1,825,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,087,790	0.2
2,275,000 (1)(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	2,309,807	0.2
2,425,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	2,501,424	0.3
2,050,000 (2)	AssuredPartners, Inc., 5.625%, 01/15/2029	2,065,713	0.2
2,025,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	2,020,150	0.2
3,200,000 (2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	3,476,000	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
950,000 (1)(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	$925,062	0.1
1,300,000 (1)(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,326,130	0.1
1,958,000 (1)(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,000,146	0.2
690,000 (2)	Iron Mountain, Inc., 5.000%, 07/15/2028	720,049	0.1
1,075,000 (1)(2)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,142,166	0.1
920,000 (1)(2)	Iron Mountain, Inc., 5.625%, 07/15/2032	987,850	0.1
2,400,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	2,386,080	0.2
1,050,000 (2)	LPL Holdings, Inc., 4.000%, 03/15/2029	1,079,820	0.1
575,000 (1)(2)	LPL Holdings, Inc., 4.375%, 05/15/2031	601,102	0.1
2,075,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,155,406	0.2
1,285,000 (2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,386,194	0.1
1,775,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,932,531	0.2
800,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	793,412	0.1
2,300,000 (1)(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,405,616	0.3
700,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	714,875	0.1
2,350,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,479,250	0.3
2,450,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	2,458,575	0.3
2,750,000 (1)	Navient Corp., 4.875%, 03/15/2028	2,775,795	0.3
1,625,000	Navient Corp., 5.000%, 03/15/2027	1,675,781	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
900,000	Navient Corp., 7.250%, 09/25/2023	$982,593	0.1
700,000	OneMain Finance Corp., 4.000%, 09/15/2030	697,375	0.1
3,525,000 (1)	OneMain Finance Corp., 5.375%, 11/15/2029	3,824,978	0.4
2,425,000 (2)	PRA Group, Inc., 5.000%, 10/01/2029	2,431,063	0.3
2,850,000 (2)	Rocket Mortgage LLC, 5.250%, 01/15/2028	3,074,438	0.3
3,050,000 (1)(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	3,167,822	0.3
2,300,000 (2)	Rocket Mortgage LLC, 2.875%, 10/15/2026	2,250,435	0.2
2,500,000	SBA Communications Corp., 3.875%, 02/15/2027	2,593,750	0.3
1,475,000 (1)	Service Properties Trust, 4.375%, 02/15/2030	1,404,163	0.1
910,000 (2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	904,313	0.1
1,825,000 (2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	1,866,062	0.2
1,875,000 (1)(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	1,931,250	0.2
2,000,000 (1)(2)	XHR L.P., 4.875%, 06/01/2029	2,056,680	0.2
		71,591,646	7.5
	Industrial: 10.2%
3,725,000 (2)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	3,961,910	0.4
2,950,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	3,079,063	0.3
800,000 (2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	819,000	0.1
1,875,000 (1)(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	2,000,400	0.2
3,150,000 (1)(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	3,261,037	0.3
3,425,000 (2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,604,881	0.4
1,570,000 (2)	Clark Equipment Co., 5.875%, 06/01/2025	1,645,368	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
700,000 (2)	Clean Harbors, Inc., 4.875%, 07/15/2027	$727,125	0.1
800,000 (2)	Clean Harbors, Inc., 5.125%, 07/15/2029	878,644	0.1
2,325,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	2,325,000	0.2
1,500,000 (1)(2)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	1,505,812	0.2
2,650,000 (1)(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	2,671,306	0.3
2,310,000 (1)(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	2,295,562	0.2
535,000 (2)	GFL Environmental, Inc., 4.375%, 08/15/2029	541,019	0.1
1,650,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	1,689,847	0.2
2,375,000 (2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	2,440,313	0.3
2,825,000 (1)(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	3,003,258	0.3
2,325,000 (1)(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	2,548,805	0.3
2,925,000 (1)(2)	Imola Merger Corp., 4.750%, 05/15/2029	3,029,623	0.3
1,025,000 (2)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000)%, 01/15/2026	1,082,779	0.1
2,875,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	3,017,313	0.3
2,225,000 (2)	Koppers, Inc., 6.000%, 02/15/2025	2,278,022	0.2
670,000 (2)	LSB Industries, Inc., 6.250%, 10/15/2028	676,700	0.1
4,035,000	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	4,035,000	0.4
1,650,000 (1)(2)	Madison IAQ LLC, 5.875%, 06/30/2029	1,664,528	0.2
2,100,000	Mozart Debt Merger Sub Inc., 3.875%, 04/01/2029	2,100,000	0.2
2,320,000	Mozart Debt Merger Sub Inc., 5.250%, 10/01/2029	2,320,000	0.2
2,850,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	3,103,907	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
3,815,000 (1)(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	$3,848,400	0.4
3,300,000 (2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	3,363,938	0.3
1,535,000 (2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,575,294	0.2
2,400,000 (2)	Rolls-Royce PLC, 5.750%, 10/15/2027	2,655,000	0.3
2,225,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	2,288,969	0.2
1,455,000 (2)	SSL Robotics LLC, 9.750%, 12/31/2023	1,578,675	0.2
2,875,000 (2)	Standard Industries, Inc./ NJ, 3.375%, 01/15/2031	2,739,731	0.3
2,415,000 (1)(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,608,200	0.3
1,800,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,892,250	0.2
1,875,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,969,809	0.2
1,729,000 (1)(2)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	1,850,030	0.2
1,725,000 (1)	TransDigm, Inc., 4.625%, 01/15/2029	1,725,000	0.2
1,640,000	TransDigm, Inc., 5.500%, 11/15/2027	1,687,248	0.2
2,275,000	TransDigm, Inc., 6.375%, 06/15/2026	2,349,870	0.2
2,325,000 (1)(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,420,906	0.3
		96,859,542	10.2
	Technology: 3.2%
2,750,000 (2)	Ascend Learning LLC, 6.875%, 08/01/2025	2,798,125	0.3
2,375,000 (2)	Austin BidCo, Inc., 7.125%, 12/15/2028	2,396,078	0.2
1,625,000 (2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,667,851	0.2
550,000 (1)(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	564,438	0.1
2,300,000 (2)	Castle US Holding Corp., 9.500%, 02/15/2028	2,416,219	0.3
1,905,000 (2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,981,676	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,175,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	$2,235,976	0.2
2,300,000 (1)(2)	NCR Corp., 5.125%, 04/15/2029	2,374,750	0.2
375,000 (2)	Open Text Corp., 3.875%, 02/15/2028	382,969	0.0
2,150,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,211,813	0.2
2,400,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	2,410,656	0.3
2,525,000 (1)(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	2,484,625	0.3
3,000,000 (1)(2)	Rocket Software, Inc., 6.500%, 02/15/2029	2,974,140	0.3
2,515,000 (1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	2,618,744	0.3
885,000 (1)(2)	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 02/01/2029	881,712	0.1
		30,399,772	3.2
	Utilities: 1.3%
325,000 (2)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	324,594	0.0
2,350,000 (1)(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,490,647	0.3
2,300,000 (2)	Drax Finco PLC, 6.625%, 11/01/2025	2,377,625	0.3
2,875,000 (1)(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,876,351	0.3
385,000 (2)	NRG Energy, Inc., 3.375%, 02/15/2029	380,449	0.0
1,299,000 (1)	NRG Energy, Inc., 6.625%, 01/15/2027	1,347,323	0.1
800,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	822,960	0.1
1,750,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,813,543	0.2
		12,433,492	1.3
	Total Corporate Bonds/ Notes (Cost $871,155,768)	914,735,316	96.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.7%
	Consumer, Cyclical: 0.5%
2,600,000	AP Core Holdings II LLC TL B2 1L, 6.250%, 07/31/2027	$2,610,561	0.3
2,466,596	Golden Nugget LLC TL B 1L,3.250%, (US0001M + 2.500)%, 10/04/2023	2,457,346	0.2
		5,067,907	0.5
	Health Care: 0.1%
633,580	Bausch Health Companies, Inc. 2018 Term Loan B, 3.084%, (US0001M + 3.000)%, 06/02/2025	633,501	0.1

	Technology: 0.1%
770,000	BMC Software TL 2L, 5.583%, 03/30/2026	766,150	0.1
	Total Bank Loans (Cost $6,290,086)	6,467,558	0.7
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
625,000	DISH Network Corp., 3.375%, 08/15/2026	651,250	0.1
	Total Convertible Bonds/ Notes (Cost $619,800)	651,250	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
120,298 (5)(6)	Southeastern Grocers, Inc.	2,496,184	0.2
	Total Common Stock (Cost $848,084)	2,496,184	0.2
	Total Long-Term Investments (Cost $878,913,738)	924,350,308	97.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 27.2%
	Commercial Paper: 0.5%
3,000,000	AT&T, Inc., 0.190%, 01/19/2022	2,998,307	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Fiserv, Inc., 0.160%, 10/18/2021	$1,999,845	0.2
	Total Commercial Paper (Cost $4,997,943)	4,998,152	0.5

	Repurchase Agreements: 16.4%
4,008,296 (7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $4,008,303, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.125%- 6.034%, Market Value plus accrued interest $4,088,462, due 03/01/22-07/20/71)	4,008,296	0.4
5,594,384 (7)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $5,594,398, collateralized by various U.S. Government Agency Obligations, 2.000%- 5.500%, Market Value plus accrued interest $5,706,272, due 01/01/25-09/01/51)	5,594,384	0.6
43,093,100 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $43,093,159, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%- 9.500%, Market Value plus accrued interest $43,954,962, due 11/01/21- 07/20/71)	43,093,100	4.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
9,606,900 (7)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $9,606,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.000%, Market Value plus accrued interest $9,799,039, due 11/15/21-01/20/69)	$9,606,900	1.0
18,367,010 (7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $18,367,050, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $18,734,483, due 10/12/21- 08/15/51)	18,367,010	1.9
5,494,413 (7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,494,421, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $5,604,302, due 10/07/21-05/01/50)	5,494,413	0.6
10,156,309 (7)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $10,156,328, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.000%, Market Value plus accrued interest $10,359,437, due 06/01/22- 11/01/56)	10,156,309	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,723,788 (7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $14,723,812, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%- 7.500%, Market Value plus accrued interest $15,018,289, due 08/01/23- 07/20/71)	$14,723,788	1.6
8,367,247 (7)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $8,367,265, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $8,533,208, due 08/15/28- 08/15/44)	8,367,247	0.9
28,988,076 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $28,988,116, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $29,567,839, due 10/31/21- 05/01/58)	28,988,076	3.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,924,980 (7)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $7,925,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $8,083,480, due 11/20/21-09/15/56)	$7,924,980	0.8
	Total Repurchase Agreements (Cost $156,324,503)	156,324,503	16.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.7%
33,399,000 (7)(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	33,399,000	3.5
5,700,000 (7)(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	5,700,000	0.6
5,706,000 (7)(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	5,706,000	0.6
	Total Mutual Funds (Cost $44,805,000)	44,805,000	4.7

	Time Deposits: 5.6%
6,020,000 (7)	Barclays Bank PLC”“	6,020,000	0.6
4,320,000 (7)	Canadian Imperial Bank Of Commerce.”“	4,320,000	0.4
4,790,000 (7)	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA”“	4,790,000	0.5
6,350,000 (7)	Credit Agricole CIB”“	6,350,000	0.7
6,090,000 (7)	Landesbank Baden-Wurttemberg”“	6,090,000	0.6
6,410,000 (7)	Mizuho Bank LTD”“	6,410,000	0.7
6,420,000 (7)	Royal Bank of Canada”“	6,420,000	0.7
6,260,000 (7)	Societe Generale”“	6,260,000	0.7
Shares		Value	Percentage of Net Assets
	Time Deposits (continued)
6,540,000 (7)	Svenska Handelsbanken AB”“	$6,540,000	0.7
	Total Time Deposits (Cost $53,200,000)	53,200,000	5.6
	Total Short-Term Investments (Cost $259,327,446)	259,327,655	27.2
	Total Investments in Securities (Cost $1,138,241,184)	$1,183,677,963	124.3
	Liabilities in Excess of Other Assets	(231,688,440)	(24.3)
	Net Assets	$951,989,523	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Non-income producing security.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
US0001M    1-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Sector Diversification as of September 30, 2021 (as a percentage of net assets)

Consumer, Cyclical	21.3%
Consumer, Non-cyclical	16.2%
Energy	15.4%
Communications	15.4%
Industrials	10.2%
Financials	7.5%
Basic Materials	6.2%
Technology	3.3%
Utilities	1.3%
Consumer Staples	0.2%
Health Care	0.1%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
 1
^
Geographic Diversification as of September 30, 2021 (as a percentage of net assets)

United States	86.6%
Canada	3.1%
United Kingdom	1.6%
Luxembourg	1.1%
Ireland	1.0%
France	1.0%
Netherlands	0.8%
Germany	0.5%
Panama	0.4%
Italy	0.4%
Countries between 0.1% – 0.3%^	0.6%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
^ Includes 3 countries, which each represents 0.1% – 0.3% of net assets.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$2,496,184	$2,496,184
Total Common Stock	—	—	2,496,184	2,496,184
Corporate Bonds/Notes	—	914,735,316	—	914,735,316
Convertible Bonds/Notes	—	651,250	—	651,250
Bank Loans	—	6,467,558	—	6,467,558
Short-Term Investments	44,805,000	214,522,655	—	259,327,655
Total Investments, at fair value	$44,805,000	$1,136,376,779	$2,496,184	$1,183,677,963

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,138,531,640.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$48,045,396
Gross Unrealized Depreciation	(2,899,072)
Net Unrealized Appreciation	$45,146,324
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.3%
	Basic Materials: 1.5%
1,700,000 (1)(2)	Alpek SAB de CV, 3.250%, 02/25/2031	$1,720,154	0.0
1,725,000 (2)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,716,053	0.0
1,377,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,478,444	0.0
671,000 (2)	Anglo American Capital PLC, 4.875%, 05/14/2025	750,503	0.0
1,846,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,229,189	0.0
3,545,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	3,521,635	0.0
4,505,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,840,555	0.1
3,883,000	Dow Chemical Co., 4.375%, 11/15/2042	4,582,683	0.1
2,092,000	Dow Chemical Co/The, 4.250%, 10/01/2034	2,418,230	0.0
4,695,000 (2)	Ecolab, Inc., 2.750%, 08/18/2055	4,518,001	0.1
9,470,000 (1)(2)	Element Solutions, Inc., 3.875%, 09/01/2028	9,576,538	0.1
5,000,000 (1)(2)	Equate Petrochemical BV, 2.625%, 04/28/2028	5,040,615	0.1
2,215,000 (1)(2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	2,291,639	0.0
5,795,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	6,142,700	0.1
3,000,000 (1)(2)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	3,046,710	0.0
3,750,000 (1)(2)	Georgia-Pacific LLC, 0.950%, 05/15/2026	3,704,412	0.0
5,625,000 (1)(2)	Georgia-Pacific LLC, 2.300%, 04/30/2030	5,730,529	0.1
6,617,000 (1)(2)	Glencore Funding LLC, 2.625%, 09/23/2031	6,483,300	0.1
9,460,000 (2)	Ingevity Corp., 3.875%, 11/01/2028	9,448,175	0.1
4,087,000 (1)	Inversiones CMPC SA, 4.375%, 04/04/2027	4,515,113	0.1
5,352,000	Mosaic Co/The, 5.450%, 11/15/2033	6,726,483	0.1
1,748,000 (2)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,859,325	0.0
1,400,000 (2)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,605,752	0.0
2,217,000	Newmont Corp., 2.250%, 10/01/2030	2,207,039	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
87,000	Newmont Corp., 3.700%, 03/15/2023	$90,174	0.0
8,795,000 (2)	Novelis Corp., 4.750%, 01/30/2030	9,269,490	0.1
8,851,000 (2)	OCI NV, 4.625%, 10/15/2025	9,309,482	0.1
1,325,000 (2)	OCP SA, 3.750%, 06/23/2031	1,324,281	0.0
3,000,000	PPG Industries, Inc., 1.200%, 03/15/2026	2,988,557	0.0
1,000,000	Sasol Financing USA LLC, 5.500%, 03/18/2031	1,025,500	0.0
3,189,000 (1)	Steel Dynamics, Inc., 1.650%, 10/15/2027	3,158,273	0.0
2,139,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	2,227,398	0.0
2,425,000	Suzano Austria GmbH, 3.750%, 01/15/2031	2,494,113	0.0
4,825,000	Suzano Austria GmbH, 6.000%, 01/15/2029	5,668,169	0.1
1,750,000	Teck Resources Ltd., 6.125%, 10/01/2035	2,272,119	0.0
1,499,000	Teck Resources Ltd., 6.000%, 08/15/2040	1,949,309	0.0
9,600,000 (2)	Valvoline, Inc., 3.625%, 06/15/2031	9,492,000	0.1
800,000 (1)(2)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	800,000	0.0
		148,222,642	1.5
	Communications: 4.0%
1,350,000 (1)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	1,298,443	0.0
2,550,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	2,346,766	0.0
2,455,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,631,126	0.0
4,618,000	Amazon.com, Inc., 2.100%, 05/12/2031	4,680,907	0.1
4,500,000	Amazon.com, Inc., 2.875%, 05/12/2041	4,647,573	0.1
2,464,000	Amazon.com, Inc., 3.100%, 05/12/2051	2,580,854	0.0
530,000	Amazon.com, Inc., 3.150%, 08/22/2027	583,056	0.0
5,040,000	Amazon.com, Inc., 3.250%, 05/12/2061	5,372,690	0.1
9,485,000 (1)(2)	ANGI Group LLC, 3.875%, 08/15/2028	9,449,431	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
6,145,000 (1)	AT&T, Inc., 1.700%, 03/25/2026	$6,222,628	0.1
5,879,000 (1)	AT&T, Inc., 2.550%, 12/01/2033	5,789,179	0.1
7,317,000	AT&T, Inc., 3.100%, 02/01/2043	7,027,933	0.1
1,750,000	AT&T, Inc., 3.500%, 06/01/2041	1,799,062	0.0
6,715,000	AT&T, Inc., 3.550%, 09/15/2055	6,635,490	0.1
11,847,000	AT&T, Inc., 3.650%, 09/15/2059	11,837,610	0.1
3,058,000 (1)	AT&T, Inc., 3.800%, 12/01/2057	3,130,475	0.0
2,219,000	AT&T, Inc., 4.500%, 05/15/2035	2,600,301	0.0
2,314,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	2,313,145	0.0
3,235,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	3,168,554	0.0
4,515,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	4,315,678	0.0
2,520,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	2,514,706	0.0
4,725,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	4,845,614	0.1
3,860,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,339,468	0.1
5,882,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,617,835	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
5,000,000	Comcast Corp., 2.650%, 02/01/2030	$5,219,304	0.1
4,178,000 (1)(2)	Comcast Corp., 2.887%, 11/01/2051	4,014,541	0.0
3,288,000	Comcast Corp., 3.900%, 03/01/2038	3,737,524	0.0
6,289,000	Comcast Corp., 3.950%, 10/15/2025	6,979,533	0.1
1,750,000 (1)	Comcast Corp., 3.999%, 11/01/2049	2,029,527	0.0
4,440,000	Comcast Corp., 4.000%, 03/01/2048	5,086,493	0.1
5,625,000 (1)(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	5,358,825	0.1
1,690,000	Corning, Inc., 5.450%, 11/15/2079	2,299,333	0.0
9,000,000 (1)(2)	CSC Holdings LLC, 5.750%, 01/15/2030	9,163,395	0.1
8,650,000	Discovery Communications LLC, 4.000%, 09/15/2055	9,064,354	0.1
3,750,000	Discovery Communications LLC, 5.200%, 09/20/2047	4,680,606	0.1
4,750,000 (1)	Discovery Communications LLC, 5.300%, 05/15/2049	5,944,094	0.1
4,655,000 (1)	DISH DBS Corp., 5.125%, 06/01/2029	4,567,230	0.1
4,420,000 (1)(2)	GCI LLC, 4.750%, 10/15/2028	4,645,760	0.1
8,700,000 (1)(2)	Gray Television, Inc., 7.000%, 05/15/2027	9,341,625	0.1
2,770,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,770,000	0.0
1,350,000 (1)(2)	Match Group Holdings II LLC, 4.125%, 08/01/2030	1,407,375	0.0
2,000,000 (2)	Millicom International Cellular SA, 4.500%, 04/27/2031	2,094,610	0.0
2,160,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	2,152,462	0.0
2,705,000 (2)	NBN Co. Ltd., 1.625%, 01/08/2027	2,697,967	0.0
3,125,000 (2)(3)	Network i2i Ltd., 3.975%, 12/31/2199	3,152,344	0.0
2,375,000 (2)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	2,424,804	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
9,500,000 (1)(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	$9,445,755	0.1
8,700,000 (1)(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	9,417,750	0.1
6,755,000 (1)	Sprint Nextel Corp., 6.875%, 11/15/2028	8,654,844	0.1
3,135,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	3,208,986	0.0
6,305,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	6,502,346	0.1
7,000,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	8,971,480	0.1
4,400,000 (2)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,328,699	0.0
900,000 (2)	Tencent Holdings Ltd., 2.880%, 04/22/2031	919,624	0.0
3,420,000 (2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,511,727	0.0
1,350,000 (2)	Tencent Holdings Ltd., 3.680%, 04/22/2041	1,402,294	0.0
2,350,000	Time Warner Cable LLC, 5.500%, 09/01/2041	2,884,617	0.0
2,829,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,574,214	0.0
2,569,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,591,129	0.0
2,033,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	1,969,952	0.0
4,750,000 (1)	T-Mobile USA, Inc., 3.600%, 11/15/2060	4,679,876	0.1
2,555,000 (2)	T-Mobile USA, Inc., 3.600%, 11/15/2060	2,517,280	0.0
4,084,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	4,502,167	0.1
10,865,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	12,002,503	0.1
1,048,000 (1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	1,208,706	0.0
2,459,000	VeriSign, Inc., 2.700%, 06/15/2031	2,502,254	0.0
5,080,000	Verizon Communications, Inc., 2.100%, 03/22/2028	5,160,724	0.1
18,653,000 (1)(2)	Verizon Communications, Inc., 2.355%, 03/15/2032	18,457,813	0.2
1,518,000	Verizon Communications, Inc., 2.987%, 10/30/2056	1,405,094	0.0
2,312,000	Verizon Communications, Inc., 3.400%, 03/22/2041	2,416,740	0.0
13,320,000	Verizon Communications, Inc., 3.700%, 03/22/2061	14,095,659	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,610,000	Verizon Communications, Inc., 3.850%, 11/01/2042	$3,974,581	0.0
1,159,000	Verizon Communications, Inc., 4.000%, 03/22/2050	1,318,846	0.0
2,816,000 (1)	Verizon Communications, Inc., 4.500%, 08/10/2033	3,355,901	0.0
6,432,000	Verizon Communications, Inc., 4.812%, 03/15/2039	7,987,302	0.1
8,990,000 (1)(2)	ViaSat, Inc., 5.625%, 04/15/2027	9,383,312	0.1
9,400,000 (1)(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	9,615,542	0.1
7,365,000	Vodafone Group PLC, 4.375%, 02/19/2043	8,568,803	0.1
2,548,000	Vodafone Group PLC, 5.125%, 06/19/2059	3,332,537	0.0
1,093,000 (1)	Walt Disney Co/The, 2.000%, 09/01/2029	1,103,547	0.0
9,400,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	9,366,912	0.1
		399,919,746	4.0
	Consumer, Cyclical: 2.3%
9,460,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	9,377,225	0.1
4,470,000 (1)(2)	Academy Ltd., 6.000%, 11/15/2027	4,833,187	0.1
4,081,818 (2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,555,897	0.1
4,440,000 (1)(2)	Allison Transmission, Inc., 3.750%, 01/30/2031	4,323,450	0.0
6,778,092	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	6,616,171	0.1
496,190	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	515,136	0.0
1,179,365	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	1,173,889	0.0
768,899	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	750,665	0.0
4,046,754	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,084,353	0.0
2,344,915 (1)	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	2,272,306	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,185,938	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	$1,185,018	0.0
2,236,478	American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/2031	2,205,230	0.0
589,694	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	595,785	0.0
6,428,000 (1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	6,717,260	0.1
1,462,672 (2)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	1,582,750	0.0
8,250,000 (2)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	8,292,637	0.1
287,691	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	303,590	0.0
4,640,000 (2)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,792,640	0.1
5,000,000 (2)	Daimler Finance North America LLC, 2.550%, 08/15/2022	5,098,212	0.1
2,690,000 (1)	Dana, Inc., 5.375%, 11/15/2027	2,837,950	0.0
6,165,000 (1)	Dana, Inc., 5.625%, 06/15/2028	6,646,486	0.1
1,313,420	Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,411,360	0.0
4,665,549	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,693,788	0.1
1,470,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	1,573,333	0.0
4,762,884 (1)(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	5,313,559	0.1
1,650,000	Falabella SA, 3.750%, 10/30/2027	1,759,313	0.0
5,215,000 (1)	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	5,430,119	0.1
3,265,000 (1)	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,652,719	0.0
4,946,000 (1)	General Motors Co., 5.400%, 04/01/2048	6,143,544	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,333,000	General Motors Co., 6.125%, 10/01/2025	$2,734,513	0.0
3,665,000	General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,874,502	0.0
1,732,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,942,900	0.0
1,000,000 (2)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	990,598	0.0
9,550,000 (1)(2)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	9,524,692	0.1
4,653,000 (1)(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,942,797	0.1
3,750,000	Hasbro, Inc., 3.000%, 11/19/2024	3,972,645	0.0
5,725,000 (2)	InRetail Consumer, 3.250%, 03/22/2028	5,746,469	0.1
3,405,000	Lowe’s Cos, Inc., 1.700%, 10/15/2030	3,257,955	0.0
1,780,000	Lowe’s Cos, Inc., 2.800%, 09/15/2041	1,733,326	0.0
2,795,000	McDonald’s Corp., 3.500%, 07/01/2027	3,089,805	0.0
4,305,000 (1)	MGM Resorts International, 5.500%, 04/15/2027	4,676,306	0.1
2,679,000 (1)(2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,916,654	0.0
6,054,000 (1)(2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	6,812,718	0.1
9,750,000 (1)(2)	Scotts Miracle-Gro Co/The, 4.000%, 04/01/2031	9,743,857	0.1
4,610,000 (1)(2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	4,754,062	0.1
4,414,000 (1)	Toyota Motor Credit Corp., 1.150%, 08/13/2027	4,352,358	0.0
4,238,000	Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,307,395	0.0
3,188,876	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	3,371,321	0.0
854,723	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	919,158	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,716,042	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	$1,814,751	0.0
3,006,634	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,142,213	0.0
7,574,453	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	7,690,187	0.1
186,422	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	208,995	0.0
2,425,459	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	2,555,460	0.0
612,932	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	615,431	0.0
9,625,000 (2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	9,733,281	0.1
9,120,000 (1)(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	9,532,042	0.1
		227,693,963	2.3
	Consumer, Non-cyclical: 5.9%
2,740,000	AbbVie, Inc., 2.300%, 11/21/2022	2,797,016	0.0
5,636,000	AbbVie, Inc., 2.600%, 11/21/2024	5,926,631	0.1
3,442,000	AbbVie, Inc., 2.900%, 11/06/2022	3,535,830	0.0
3,188,000 (1)	AbbVie, Inc., 2.950%, 11/21/2026	3,416,554	0.0
1,609,000	AbbVie, Inc., 4.050%, 11/21/2039	1,850,946	0.0
10,195,000	AbbVie, Inc., 4.300%, 05/14/2036	11,966,996	0.1
4,325,000 (1)	AbbVie, Inc., 4.400%, 11/06/2042	5,173,602	0.1
2,526,000	AbbVie, Inc., 4.450%, 05/14/2046	3,048,082	0.0
7,965,000	AbbVie, Inc., 4.500%, 05/14/2035	9,531,306	0.1
1,538,000	AbbVie, Inc., 4.550%, 03/15/2035	1,844,439	0.0
2,298,000	AbbVie, Inc., 4.625%, 10/01/2042	2,785,732	0.0
4,825,000 (2)	ADT Security Corp./The, 4.125%, 08/01/2029	4,801,552	0.1
6,638,000	Aetna, Inc., 4.500%, 05/15/2042	7,956,065	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,398,000	Aetna, Inc., 6.625%, 06/15/2036	$4,915,064	0.1
7,490,000 (1)(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	7,484,195	0.1
1,760,000 (1)(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,876,600	0.0
5,717,000	Altria Group, Inc., 2.450%, 02/04/2032	5,482,061	0.1
4,971,000	Altria Group, Inc., 3.700%, 02/04/2051	4,689,429	0.1
533,000	Altria Group, Inc., 4.800%, 02/14/2029	612,999	0.0
1,325,000	Altria Group, Inc., 5.800%, 02/14/2039	1,631,213	0.0
1,326,000	Altria Group, Inc., 5.950%, 02/14/2049	1,681,786	0.0
8,000,000	AmerisourceBergen Corp., 3.400%, 05/15/2024	8,481,477	0.1
968,000 (1)	Amgen, Inc., 1.900%, 02/21/2025	996,380	0.0
10,519,000 (1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	12,721,301	0.1
10,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,310,933	0.1
2,495,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,754,900	0.0
4,324,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,605,900	0.1
4,196,000 (1)	Anthem, Inc., 2.875%, 09/15/2029	4,419,300	0.1
1,598,000	Anthem, Inc., 3.500%, 08/15/2024	1,711,112	0.0
3,564,000	Archer-Daniels-Midland Co., 2.700%, 09/15/2051	3,489,295	0.0
2,636,000 (1)	Astrazeneca Finance LLC, 1.750%, 05/28/2028	2,653,219	0.0
2,684,000 (1)	AstraZeneca PLC, 0.700%, 04/08/2026	2,628,908	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,822,000 (1)	AstraZeneca PLC, 1.375%, 08/06/2030	$2,687,482	0.0
7,854,000	AstraZeneca PLC, 3.375%, 11/16/2025	8,573,480	0.1
14,471,000	BAT Capital Corp., 2.259%, 03/25/2028	14,372,495	0.2
2,393,000 (1)	BAT Capital Corp., 2.726%, 03/25/2031	2,358,458	0.0
1,005,000	BAT Capital Corp., 3.215%, 09/06/2026	1,071,998	0.0
2,393,000	BAT Capital Corp., 3.734%, 09/25/2040	2,312,557	0.0
4,880,000	BAT Capital Corp., 4.390%, 08/15/2037	5,248,002	0.1
9,050,000 (2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	8,452,881	0.1
1,233,000	Becton Dickinson and Co., 3.363%, 06/06/2024	1,311,427	0.0
900,000 (1)	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	846,428	0.0
3,421,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	4,112,349	0.0
4,500,000 (2)	Cargill, Inc., 3.875%, 05/23/2049	5,398,215	0.1
4,300,000	Centene Corp., 3.375%, 02/15/2030	4,457,165	0.1
4,420,000	Centene Corp., 4.625%, 12/15/2029	4,822,441	0.1
9,230,000 (1)	Central Garden & Pet Co., 4.125%, 10/15/2030	9,449,212	0.1
3,471,000	Cigna Corp., 3.250%, 04/15/2025	3,718,819	0.0
2,145,000 (1)	Cigna Corp., 3.400%, 03/15/2050	2,218,373	0.0
1,882,000	Cigna Corp., 4.800%, 08/15/2038	2,305,150	0.0
1,375,000	Cigna Corp., 4.800%, 07/15/2046	1,720,100	0.0
4,165,000	Cigna Corp., 4.900%, 12/15/2048	5,331,556	0.1
2,800,000	Coca-Cola Co/The, 2.875%, 05/05/2041	2,890,826	0.0
4,020,000	CVS Health Corp., 2.125%, 09/15/2031	3,952,649	0.0
4,475,000	CVS Health Corp., 2.700%, 08/21/2040	4,276,865	0.1
2,465,000	CVS Health Corp., 3.875%, 07/20/2025	2,699,915	0.0
3,492,000 (1)	CVS Health Corp., 4.125%, 04/01/2040	4,007,113	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,326,000	CVS Health Corp., 4.780%, 03/25/2038	$2,854,757	0.0
9,000,000 (1)	CVS Health Corp., 5.050%, 03/25/2048	11,605,144	0.1
7,379,000 (2)	Danone SA, 2.947%, 11/02/2026	7,874,601	0.1
5,640,000 (1)(2)	DaVita, Inc., 3.750%, 02/15/2031	5,499,000	0.1
4,030,000 (1)(2)	DaVita, Inc., 4.625%, 06/01/2030	4,150,339	0.0
1,975,000	Dentsply Sirona, Inc., 3.250%, 06/01/2030	2,105,836	0.0
4,189,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	4,514,715	0.1
5,638,000	Equifax, Inc., 2.350%, 09/15/2031	5,555,059	0.1
3,720,000 (1)(2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,740,241	0.0
4,340,000	General Mills, Inc., 4.000%, 04/17/2025	4,768,866	0.1
2,056,000 (1)	Gilead Sciences, Inc., 0.750%, 09/29/2023	2,056,106	0.0
1,540,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	1,657,797	0.0
1,644,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	1,993,618	0.0
4,928,000	Global Payments, Inc., 1.200%, 03/01/2026	4,880,395	0.1
11,343,000	Global Payments, Inc., 2.650%, 02/15/2025	11,860,212	0.1
1,843,000 (2)	GXO Logistics, Inc., 1.650%, 07/15/2026	1,831,205	0.0
3,439,000	HCA, Inc., 4.125%, 06/15/2029	3,844,137	0.0
3,076,000 (1)	HCA, Inc., 4.500%, 02/15/2027	3,464,691	0.0
1,425,000	HCA, Inc., 5.125%, 06/15/2039	1,770,063	0.0
1,449,000	HCA, Inc., 5.250%, 04/15/2025	1,643,257	0.0
622,000	HCA, Inc., 5.250%, 06/15/2049	795,264	0.0
1,820,000	HCA, Inc., 5.500%, 06/15/2047	2,363,971	0.0
2,509,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,547,189	0.0
4,500,000 (1)	Hormel Foods Corp., 3.050%, 06/03/2051	4,695,328	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,305,000	Humana, Inc., 1.350%, 02/03/2027	$3,262,349	0.0
4,605,000	Humana, Inc., 2.150%, 02/03/2032	4,502,388	0.1
5,172,000	Humana, Inc., 3.125%, 08/15/2029	5,518,016	0.1
4,873,000	Humana, Inc., 4.500%, 04/01/2025	5,413,896	0.1
3,350,000 (2)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,629,157	0.0
4,490,000	Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,243,807	0.1
3,255,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	4,811,321	0.1
1,400,000	Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,492,138	0.0
1,434,000	Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,524,412	0.0
3,585,000 (1)(2)	Mars, Inc., 0.875%, 07/16/2026	3,513,350	0.0
3,336,000 (2)	Mars, Inc., 4.125%, 04/01/2054	4,152,539	0.0
4,730,000	McKesson Corp., 1.300%, 08/15/2026	4,694,004	0.1
1,484,000	Medtronic, Inc., 4.375%, 03/15/2035	1,826,247	0.0
4,946,000	Mylan, Inc., 5.200%, 04/15/2048	6,099,187	0.1
4,616,000 (1)(2)	Nestle Holdings, Inc., 1.500%, 09/14/2028	4,565,037	0.1
5,876,000 (1)(2)	Nestle Holdings, Inc., 2.625%, 09/14/2051	5,756,300	0.1
9,120,000 (1)(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	9,313,800	0.1
3,295,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	3,518,791	0.0
712,000 (1)	PerkinElmer, Inc., 1.900%, 09/15/2028	707,245	0.0
7,252,000	PerkinElmer, Inc., 3.300%, 09/15/2029	7,823,527	0.1
1,689,000	Philip Morris International, Inc., 3.875%, 08/21/2042	1,835,274	0.0
3,240,000 (2)	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	3,298,725	0.0
6,400,000 (1)(2)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	6,884,800	0.1
1,330,000 (1)(2)	Post Holdings, Inc., 4.625%, 04/15/2030	1,341,943	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
8,000,000 (2)	Post Holdings, Inc., 5.500%, 12/15/2029	$8,490,720	0.1
9,830,000 (2)	Prestige Brands, Inc., 3.750%, 04/01/2031	9,498,434	0.1
9,540,000 (1)(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	9,526,692	0.1
2,310,000	Quanta Services, Inc., 2.350%, 01/15/2032	2,262,529	0.0
6,783,000	Reynolds American, Inc., 5.850%, 08/15/2045	8,151,242	0.1
818,000	Reynolds American, Inc., 6.150%, 09/15/2043	1,011,294	0.0
1,626,000	Royalty Pharma PLC, 1.200%, 09/02/2025	1,616,434	0.0
2,055,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,047,910	0.0
2,921,000 (1)	Royalty Pharma PLC, 2.200%, 09/02/2030	2,858,759	0.0
9,019,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	9,005,220	0.1
6,967,000 (1)	Royalty Pharma PLC, 3.550%, 09/02/2050	6,857,793	0.1
5,129,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	5,546,206	0.1
3,420,000	Takeda Pharmaceutical Co. Ltd., 2.050%, 03/31/2030	3,368,925	0.0
1,823,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,853,527	0.0
1,375,000 (1)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,438,312	0.0
9,250,000 (1)(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	9,400,313	0.1
2,461,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	2,470,461	0.0
2,636,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	2,663,967	0.0
3,440,000	Unilever Capital Corp., 1.750%, 08/12/2031	3,355,791	0.0
2,305,000	Unilever Capital Corp., 2.625%, 08/12/2051	2,225,543	0.0
4,190,000 (1)	United Rentals North America, Inc., 4.000%, 07/15/2030	4,352,363	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
4,025,000 (1)	United Rentals North America, Inc., 4.875%, 01/15/2028	$4,260,543	0.0
1,974,000 (1)	UnitedHealth Group, Inc., 1.150%, 05/15/2026	1,976,317	0.0
5,425,000 (1)	UnitedHealth Group, Inc., 2.300%, 05/15/2031	5,539,059	0.1
2,218,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	2,294,630	0.0
5,425,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	5,746,876	0.1
2,117,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,339,576	0.0
9,504,000 (1)(2)	Viatris, Inc., 3.850%, 06/22/2040	10,209,503	0.1
3,130,000 (1)(2)	Viatris, Inc., 4.000%, 06/22/2050	3,333,607	0.0
3,086,000 (1)(2)	Viterra Finance BV, 2.000%, 04/21/2026	3,109,786	0.0
		594,989,155	5.9
	Energy: 4.3%
9,210,000	Apache Corp., 5.100%, 09/01/2040	10,326,528	0.1
2,621,000 (1)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	2,549,866	0.0
1,510,000	BP Capital Markets America, Inc., 3.224%, 04/14/2024	1,602,852	0.0
4,250,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	4,238,991	0.1
3,610,000 (1)(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	3,977,354	0.1
1,140,000	Burlington Resources LLC, 5.950%, 10/15/2036	1,561,432	0.0
1,220,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,701,391	0.0
5,079,000 (1)	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	4,942,636	0.1
4,975,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	6,114,210	0.1
3,000,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	3,257,392	0.0
265,000	Chevron USA, Inc., 3.250%, 10/15/2029	290,360	0.0
3,250,000 (1)	Chevron USA, Inc., 4.200%, 10/15/2049	3,966,562	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
6,000,000	Cimarex Energy Co., 3.900%, 05/15/2027	$6,568,920	0.1
4,600,000 (1)(2)	ConocoPhillips, 2.400%, 02/15/2031	4,683,042	0.1
2,719,000 (2)	ConocoPhillips, 3.750%, 10/01/2027	3,038,372	0.0
9,480,000 (1)(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	9,768,666	0.1
3,662,000 (1)	Diamondback Energy, Inc., 2.875%, 12/01/2024	3,846,421	0.0
783,000 (1)	Diamondback Energy, Inc., 3.125%, 03/24/2031	813,636	0.0
4,245,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	4,548,056	0.1
7,532,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	8,059,992	0.1
54,000 (1)	Diamondback Energy, Inc., 4.400%, 03/24/2051	61,358	0.0
1,436,000 (1)	Diamondback Energy, Inc., 4.750%, 05/31/2025	1,604,878	0.0
8,250,000	Ecopetrol SA, 6.875%, 04/29/2030	9,666,937	0.1
7,100,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,458,761	0.1
400,000 (2)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	420,212	0.0
5,373,000 (1)(3)	Enbridge, Inc., 5.750%, 07/15/2080	6,084,654	0.1
1,263,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,344,437	0.0
325,000	Energy Transfer L.P., 4.250%, 04/01/2024	348,041	0.0
645,000	Energy Transfer L.P., 4.900%, 03/15/2035	740,855	0.0
4,946,000	Energy Transfer L.P., 5.300%, 04/01/2044	5,740,430	0.1
7,500,000	Energy Transfer L.P., 5.300%, 04/15/2047	8,801,279	0.1
1,003,000	Energy Transfer L.P., 5.350%, 05/15/2045	1,171,696	0.0
3,075,000	Energy Transfer L.P., 5.800%, 06/15/2038	3,768,116	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,389,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	$1,507,800	0.0
3,800,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,743,669	0.0
2,642,000	Equinor ASA, 3.125%, 04/06/2030	2,875,873	0.0
1,850,000	Exxon Mobil Corp., 4.227%, 03/19/2040	2,198,223	0.0
5,286,000 (2)	Flex Intermediate Holdco LLC, 3.363%, 06/30/2031	5,366,273	0.1
825,000 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	812,026	0.0
1,000,000 (2)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	1,001,083	0.0
1,800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,997,455	0.0
3,450,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,819,323	0.0
3,250,000 (2)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	3,194,276	0.0
9,050,000 (2)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	9,025,610	0.1
9,800,000 (2)(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	10,229,426	0.1
163,000	Halliburton Co., 3.500%, 08/01/2023	170,833	0.0
136,000 (1)	Halliburton Co., 3.800%, 11/15/2025	149,015	0.0
10,597,000	Hess Corp., 5.600%, 02/15/2041	13,261,638	0.1
9,750,000 (1)(2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	9,871,875	0.1
5,775,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,469,386	0.1
2,650,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,133,413	0.0
1,575,000 (2)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,862,311	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,295,000 (1)	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	$1,409,279	0.0
2,332,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	2,975,320	0.0
1,971,000 (2)	Lundin Energy Finance BV, 2.000%, 07/15/2026	1,983,830	0.0
3,850,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	4,299,520	0.1
4,062,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	4,759,373	0.1
1,443,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	1,729,963	0.0
2,897,000	MPLX L.P., 1.750%, 03/01/2026	2,916,740	0.0
2,026,000	MPLX L.P., 2.650%, 08/15/2030	2,034,465	0.0
1,095,000	MPLX L.P., 4.700%, 04/15/2048	1,266,650	0.0
1,388,000	MPLX L.P., 5.200%, 03/01/2047	1,686,055	0.0
2,671,000	MPLX L.P., 5.200%, 12/01/2047	3,251,295	0.0
3,230,000	MPLX L.P., 5.500%, 02/15/2049	4,101,583	0.1
2,015,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	2,057,432	0.0
2,187,000	ONEOK Partners L.P., 6.125%, 02/01/2041	2,815,882	0.0
2,785,000	ONEOK Partners L.P., 6.200%, 09/15/2043	3,621,337	0.0
1,910,000	ONEOK, Inc., 2.200%, 09/15/2025	1,953,577	0.0
5,000,000 (2)	Pertamina Persero PT, 2.300%, 02/09/2031	4,774,996	0.1
6,075,000 (2)	Pertamina Persero PT, 3.100%, 01/21/2030	6,223,687	0.1
750,000	Pertamina Persero PT, 5.625%, 05/20/2043	891,915	0.0
16,250,000 (1)	Petrobras Global Finance BV, 5.600%, 01/03/2031	17,659,688	0.2
2,280,000	Petroleos del Peru SA, 4.750%, 06/19/2032	2,351,250	0.0
4,000,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,125,000	0.1
7,000,000 (1)	Petroleos Mexicanos, 5.950%, 01/28/2031	6,795,075	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
8,500,000 (1)	Petroleos Mexicanos, 6.500%, 03/13/2027	$8,988,750	0.1
2,225,000	Petroleos Mexicanos, 6.500%, 01/23/2029	2,290,448	0.0
3,900,000 (1)(2)	Petroleos Mexicanos, 6.875%, 10/16/2025	4,275,375	0.1
2,225,000	Petroleos Mexicanos, 6.875%, 08/04/2026	2,422,691	0.0
1,250,000 (2)	Petronas Capital Ltd., 2.480%, 01/28/2032	1,245,164	0.0
4,200,000 (2)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	4,219,136	0.1
1,425,000	Phillips 66, 0.900%, 02/15/2024	1,425,393	0.0
8,387,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	8,829,316	0.1
3,962,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	4,432,451	0.1
3,468,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,844,991	0.0
4,825,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	5,208,757	0.1
510,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	575,119	0.0
1,450,000 (1)(2)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,502,980	0.0
950,000 (2)	Qatar Petroleum, 3.125%, 07/12/2041	951,359	0.0
2,025,000 (2)	Qatar Petroleum, 3.300%, 07/12/2051	2,049,341	0.0
2,550,000 (2)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,576,563	0.0
1,890,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,111,675	0.0
2,203,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,534,006	0.0
2,150,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	2,441,018	0.0
3,104,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	3,163,891	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
3,750,000 (2)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	$3,678,548	0.0
1,750,000 (1)(2)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,672,589	0.0
2,675,000 (2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	2,858,543	0.0
3,000,000 (2)	Schlumberger Investment SA, 2.400%, 08/01/2022	3,037,286	0.0
4,235,000	Shell International Finance BV, 3.250%, 05/11/2025	4,576,796	0.1
3,245,000	Shell International Finance BV, 4.125%, 05/11/2035	3,831,732	0.0
9,065,000 (2)	Southwestern Energy Co., 5.375%, 02/01/2029	9,709,159	0.1
3,000,000 (2)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,047,580	0.0
4,282,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	4,359,037	0.1
1,290,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,379,877	0.0
4,932,000	Valero Energy Corp., 2.850%, 04/15/2025	5,196,206	0.1
9,065,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	10,465,044	0.1
10,875,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	11,923,414	0.1
2,726,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	3,443,324	0.0
1,846,000	Williams Partners L.P., 3.600%, 03/15/2022	1,862,808	0.0
		435,572,120	4.3
	Financial: 11.5%
1,000,000 (3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	1,046,274	0.0
6,000,000 (2)	ABN AMRO Bank NV, 4.750%, 07/28/2025	6,661,644	0.1
5,468,000 (1)	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	5,305,339	0.1
2,537,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	2,516,030	0.0
791,000 (1)	American Homes 4 Rent L.P., 3.375%, 07/15/2051	804,143	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,820,000	American International Group, Inc., 3.400%, 06/30/2030	$4,171,114	0.1
3,163,000	American International Group, Inc., 3.875%, 01/15/2035	3,577,677	0.0
3,670,000	American International Group, Inc., 3.900%, 04/01/2026	4,073,362	0.0
1,147,000	American International Group, Inc., 4.375%, 01/15/2055	1,409,027	0.0
4,248,000	American International Group, Inc., 4.500%, 07/16/2044	5,193,322	0.1
2,202,000	American International Group, Inc., 4.800%, 07/10/2045	2,797,239	0.0
2,649,000 (2)	ANZ New Zealand Int’l Ltd./London, 1.250%, 06/22/2026	2,638,814	0.0
2,150,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	2,306,070	0.0
6,521,000 (1)	Assurant, Inc., 2.650%, 01/15/2032	6,472,400	0.1
3,819,000	Assurant, Inc., 3.700%, 02/22/2030	4,151,788	0.0
5,689,000 (2)	Athene Global Funding, 2.800%, 05/26/2023	5,904,033	0.1
3,452,000 (1)(2)	Athene Global Funding, 2.950%, 11/12/2026	3,683,401	0.0
2,378,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	2,353,786	0.0
1,137,000 (1)(2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,186,725	0.0
2,027,000 (2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,165,036	0.0
4,559,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	5,111,312	0.1
1,759,000 (2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	1,741,827	0.0
5,232,000 (1)(2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	5,222,120	0.1
1,151,000 (2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	1,184,718	0.0
4,600,000 (2)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	4,665,550	0.1
4,250,000 (1)	Banco de Bogota SA, 6.250%, 05/12/2026	4,632,500	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,325,000 (2)(3)	Banco de Credito del Peru, 3.250%, 09/30/2031	$3,259,364	0.0
764,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	845,584	0.0
3,750,000 (2)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,600,937	0.0
4,200,000	Banco Santander SA, 2.746%, 05/28/2025	4,407,289	0.1
1,600,000 (1)	Banco Santander SA, 2.958%, 03/25/2031	1,647,086	0.0
3,600,000	Banco Santander SA, 3.125%, 02/23/2023	3,729,115	0.0
4,175,000	Bancolombia SA, 3.000%, 01/29/2025	4,216,792	0.1
7,100,000 (2)(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,392,875	0.1
8,000,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	8,013,455	0.1
5,462,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	5,423,052	0.1
4,500,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	4,521,504	0.1
3,180,000 (1)(3)	Bank of America Corp., 1.898%, 07/23/2031	3,068,422	0.0
3,901,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	3,755,631	0.0
1,495,000 (1)(3)	Bank of America Corp., 2.015%, 02/13/2026	1,534,347	0.0
6,145,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	6,138,915	0.1
2,367,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	2,334,822	0.0
7,858,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	7,594,205	0.1
7,450,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	7,590,412	0.1
5,000,000 (1)(3)	Bank of America Corp., 2.884%, 10/22/2030	5,222,637	0.1
3,625,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	3,858,949	0.0
2,300,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	2,398,205	0.0
1,941,000	Bank of America Corp., 3.950%, 04/21/2025	2,116,135	0.0
1,718,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	1,911,954	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,645,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	$3,047,828	0.0
2,000,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	2,369,476	0.0
7,307,000 (1)	Bank of America Corp., 4.183%, 11/25/2027	8,150,183	0.1
4,495,000	Bank of America Corp., 4.250%, 10/22/2026	5,063,300	0.1
9,614,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	10,908,557	0.1
5,594,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	6,133,471	0.1
1,750,000 (1)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,816,827	0.0
2,417,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,565,312	0.0
4,740,000 (3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	5,107,350	0.1
4,952,000 (2)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	4,946,030	0.1
2,828,000 (2)	Banque Federative du Credit Mutuel SA, 1.604%, 10/04/2026	2,832,971	0.0
11,500,000 (2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	11,990,984	0.1
5,000,000 (3)	Barclays PLC, 1.007%, 12/10/2024	5,024,462	0.1
3,687,000 (3)	Barclays PLC, 3.564%, 09/23/2035	3,828,260	0.0
1,687,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,664,801	0.0
1,500,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	1,830,748	0.0
2,362,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	2,309,698	0.0
6,340,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	6,095,925	0.1
4,915,000 (2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	4,683,438	0.1
2,860,000 (1)(2)	Blackstone Secured Lending Fund, 2.850%, 09/30/2028	2,842,740	0.0
5,406,000 (2)(3)	BNP Paribas SA, 1.323%, 01/13/2027	5,317,332	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,185,000 (2)(3)	BNP Paribas SA, 2.159%, 09/15/2029	$4,148,600	0.0
5,150,000 (2)(3)	BNP Paribas SA, 2.219%, 06/09/2026	5,287,913	0.1
2,641,000 (2)(3)	BNP Paribas SA, 2.588%, 08/12/2035	2,563,005	0.0
8,000,000 (2)(3)	BNP Paribas SA, 2.819%, 11/19/2025	8,381,615	0.1
3,318,000 (2)(3)	BNP Paribas SA, 2.871%, 04/19/2032	3,390,555	0.0
4,499,000 (2)	BNP Paribas SA, 3.375%, 01/09/2025	4,798,736	0.1
3,062,000	Boston Properties L.P., 3.250%, 01/30/2031	3,255,424	0.0
4,875,000 (1)(2)(3)	BPCE SA, 2.277%, 01/20/2032	4,738,078	0.1
7,000,000 (1)(2)	BPCE SA, 2.700%, 10/01/2029	7,270,704	0.1
2,094,000 (2)	BPCE SA, 5.150%, 07/21/2024	2,314,661	0.0
7,020,000 (2)	BPCE SA, 5.700%, 10/22/2023	7,698,771	0.1
1,394,000 (1)	Camden Property Trust, 2.800%, 05/15/2030	1,472,088	0.0
11,000,000 (1)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,430,252	0.1
1,127,000	Capital One Financial Corp., 3.650%, 05/11/2027	1,249,107	0.0
3,000,000	CBRE Services, Inc., 2.500%, 04/01/2031	3,024,702	0.0
1,971,000	Charles Schwab Corp./ The, 2.000%, 03/20/2028	2,013,024	0.0
3,329,000 (1)(3)	Charles Schwab Corp./ The, 5.375%, 12/31/2199	3,707,674	0.0
3,161,000	CI Financial Corp., 4.100%, 06/15/2051	3,404,406	0.0
2,459,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	2,445,968	0.0
1,601,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	1,617,915	0.0
4,915,000	Citigroup, Inc., 5.500%, 09/13/2025	5,674,620	0.1
1,147,000 (2)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,185,206	0.0
4,660,000	CNO Global Funding, 1.750%, 10/07/2026	4,661,652	0.0
1,201,000	Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,271,494	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
638,000	Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	$688,595	0.0
2,977,000 (2)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	2,969,733	0.0
1,520,000 (2)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,646,511	0.0
3,693,000 (1)(2)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,644,707	0.0
4,027,000 (2)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,024,038	0.0
6,000,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,229,595	0.1
9,163,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	10,162,988	0.1
1,500,000	Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,625,846	0.0
2,700,000 (2)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,683,570	0.0
13,000,000 (2)(3)	Credit Agricole SA/ London, 1.907%, 06/16/2026	13,252,684	0.1
3,611,000	Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,645,261	0.0
4,068,000 (2)	Credit Suisse AG, 6.500%, 08/08/2023	4,461,270	0.1
3,222,000 (2)(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,283,813	0.0
6,870,000 (2)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,057,275	0.1
8,409,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,685,566	0.1
1,732,000 (1)	Crown Castle International Corp., 1.050%, 07/15/2026	1,696,218	0.0
4,910,000 (1)(2)(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,912,597	0.1
2,005,000 (2)	Danske Bank A/S, 5.000%, 01/12/2022	2,029,194	0.0
2,407,000 (2)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	2,458,931	0.0
2,000,000 (2)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	2,014,460	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,897,000	Discover Bank, 4.250%, 03/13/2026	$3,232,409	0.0
2,404,000 (3)	Discover Bank, 4.682%, 08/09/2028	2,558,154	0.0
6,771,000 (1)(2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	6,653,985	0.1
4,000,000 (1)	ERP Operating L.P., 2.500%, 02/15/2030	4,126,351	0.0
10,350,000	Essex Portfolio L.P., 3.375%, 04/15/2026	11,172,392	0.1
2,620,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	2,561,696	0.0
3,215,000	Extra Space Storage L.P., 2.350%, 03/15/2032	3,144,271	0.0
7,000,000 (2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	7,205,473	0.1
750,000	Fondo Mivivienda SA, 3.500%, 01/31/2023	771,484	0.0
2,511,000 (1)	GE Capital Funding LLC, 4.400%, 05/15/2030	2,910,984	0.0
4,509,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,415,619	0.1
4,913,000 (3)	Goldman Sachs Group, Inc./The, 1.542%, 09/10/2027	4,896,484	0.1
2,464,000 (3)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	2,432,653	0.0
95,000 (3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	98,297	0.0
5,493,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	6,086,034	0.1
1,680,000 (1)	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,205,739	0.0
792,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,135,545	0.0
1,462,000 (2)	Hartford Financial Services Group, Inc./The, 2.250%, (US0003M + 2.125%), 02/12/2067	1,414,488	0.0
4,267,000	Hartford Financial Services Group, Inc./The, 2.900%, 09/15/2051	4,124,822	0.0
1,171,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,596,657	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
8,475,000 (2)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	$8,612,719	0.1
3,779,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,755,279	0.0
2,569,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,583,790	0.0
5,105,000 (3)	HSBC Holdings PLC, 2.013%, 09/22/2028	5,108,048	0.1
6,500,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,644,768	0.1
7,605,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	7,550,337	0.1
4,759,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,965,496	0.1
8,523,000 (3)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,630,956	0.1
2,924,000 (3)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,228,739	0.0
4,593,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,085,024	0.1
4,085,000	HSBC Holdings PLC, 4.300%, 03/08/2026	4,550,254	0.1
4,751,000 (1)(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	4,828,204	0.1
4,831,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	5,308,061	0.1
6,599,000 (1)	ING Groep NV, 3.550%, 04/09/2024	7,070,583	0.1
3,483,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	3,329,196	0.0
2,500,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,531,250	0.0
1,200,000 (1)(2)(3)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	1,164,930	0.0
6,236,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	6,246,039	0.1
3,479,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,414,554	0.0
7,030,000 (1)(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	6,987,882	0.1
8,225,000 (1)(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	7,940,474	0.1
6,322,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	6,340,106	0.1
3,784,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,865,664	0.0
5,000,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,187,612	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,205,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	$3,986,401	0.0
5,318,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	5,395,707	0.1
6,884,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	7,154,436	0.1
3,766,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	3,952,155	0.0
10,000 (1)(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,472	0.0
4,270,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,515,340	0.1
3,700,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	4,024,426	0.0
2,423,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	2,812,033	0.0
2,825,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	3,255,824	0.0
2,200,000 (3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	2,568,362	0.0
3,310,000	Kilroy Realty L.P., 2.650%, 11/15/2033	3,268,284	0.0
2,990,000	Kilroy Realty L.P., 3.450%, 12/15/2024	3,193,012	0.0
2,641,000	Kite Realty Group L.P., 4.000%, 10/01/2026	2,848,019	0.0
2,500,000 (2)	Kookmin Bank, 2.500%, 11/04/2030	2,478,788	0.0
9,750,000 (1)(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	9,693,450	0.1
2,631,000 (2)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	2,925,404	0.0
4,356,000	Life Storage L.P., 2.400%, 10/15/2031	4,317,379	0.1
2,545,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,641,392	0.0
2,849,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,923,646	0.0
4,164,000 (2)	LSEGA Financing PLC, 2.500%, 04/06/2031	4,243,063	0.1
9,810,000 (1)	Main Street Capital Corp., 3.000%, 07/14/2026	10,012,059	0.1
4,310,000 (1)	Main Street Capital Corp., 5.200%, 05/01/2024	4,669,712	0.1
2,755,000 (1)	Mid-America Apartments L.P., 2.875%, 09/15/2051	2,668,843	0.0
7,183,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	7,227,531	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,475,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	$3,473,249	0.0
4,479,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,634,673	0.1
725,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	766,723	0.0
2,750,000 (2)(3)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	2,791,250	0.0
5,500,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,653,615	0.1
5,774,000 (3)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	5,843,048	0.1
3,417,000 (3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,523,794	0.0
2,726,000 (1)(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	2,854,230	0.0
660,000 (2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	718,341	0.0
3,912,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	3,901,320	0.0
15,500,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	15,433,416	0.2
5,685,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	5,705,230	0.1
4,939,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	4,707,547	0.1
5,414,000 (1)(3)	Morgan Stanley, 2.188%, 04/28/2026	5,592,057	0.1
21,937,000 (3)	Morgan Stanley, 2.239%, 07/21/2032	21,573,125	0.2
1,890,000 (1)(3)	Morgan Stanley, 3.622%, 04/01/2031	2,084,161	0.0
2,750,000	Morgan Stanley, 3.875%, 01/27/2026	3,045,729	0.0
3,524,000	Morgan Stanley, 4.000%, 07/23/2025	3,884,102	0.0
2,439,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	2,952,632	0.0
9,345,000 (1)	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	9,543,581	0.1
5,050,000 (2)	National Australia Bank Ltd., 2.332%, 08/21/2030	4,885,470	0.1
3,590,000 (1)(2)(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,864,640	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
9,520,000 (1)(2)(3)	Nationwide Building Society, 4.363%, 08/01/2024	$10,134,814	0.1
3,595,000 (1)(3)	NatWest Group PLC, 3.032%, 11/28/2035	3,602,872	0.0
2,910,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	3,091,611	0.0
6,418,000	NatWest Group PLC, 3.875%, 09/12/2023	6,807,031	0.1
459,000 (1)(3)	NatWest Group PLC, 4.269%, 03/22/2025	495,437	0.0
5,954,000 (1)(3)	NatWest Group PLC, 4.519%, 06/25/2024	6,339,062	0.1
4,725,000 (1)	Navient Corp., 5.000%, 03/15/2027	4,872,656	0.1
1,000,000 (2)(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,034,944	0.0
4,015,000 (1)(2)(3)	Nordea Bank Abp, 3.750%, 12/31/2199	3,959,794	0.0
1,345,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,472,028	0.0
DKK 3 (4)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	0	0.0
4,918,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,939,302	0.1
4,068,000 (2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,423,609	0.1
4,066,000	Oaktree Specialty Lending Corp., 2.700%, 01/15/2027	4,081,704	0.0
3,600,000	Old Republic International Corp., 3.850%, 06/11/2051	3,896,866	0.0
7,000,000	ORIX Corp., 3.250%, 12/04/2024	7,499,910	0.1
2,000,000 (2)(3)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	1,996,860	0.0
4,172,000 (1)	Owl Rock Capital Corp., 4.250%, 01/15/2026	4,480,462	0.1
5,456,000 (2)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	5,967,498	0.1
2,500,000 (1)(2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	2,511,892	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,412,000 (1)	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	$3,512,783	0.0
1,580,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,690,676	0.0
4,000,000	Public Storage, 0.875%, 02/15/2026	3,953,713	0.0
4,555,000 (1)(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	4,600,550	0.1
4,300,000 (2)	Rocket Mortgage LLC, 5.250%, 01/15/2028	4,638,625	0.1
3,152,000	Regency Centers L.P., 2.950%, 09/15/2029	3,310,938	0.0
3,622,000	Regency Centers L.P., 3.700%, 06/15/2030	4,002,388	0.0
1,250,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,347,429	0.0
3,008,000	Retail Properties of America, Inc., 4.750%, 09/15/2030	3,311,781	0.0
805,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	776,735	0.0
3,785,000 (2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033	3,761,344	0.0
2,604,000	Sabra Health Care L.P., 3.200%, 12/01/2031	2,553,519	0.0
3,572,000 (2)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,876,017	0.0
1,350,000 (2)(3)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	1,341,616	0.0
2,250,000	Simon Property Group L.P., 1.750%, 02/01/2028	2,234,564	0.0
5,780,000 (1)(2)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	5,719,657	0.1
6,383,000 (2)(3)	Societe Generale SA, 1.792%, 06/09/2027	6,351,155	0.1
2,815,000 (2)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	2,772,847	0.0
6,104,000 (2)(3)	Standard Chartered PLC, 3.265%, 02/18/2036	6,061,700	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,225,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	$3,372,237	0.0
300,000 (1)	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	321,889	0.0
3,351,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,322,917	0.0
3,451,000 (2)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	3,436,668	0.0
3,244,000	Truist Financial Corp., 1.125%, 08/03/2027	3,173,028	0.0
4,450,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	4,436,247	0.1
4,000,000 (3)	Truist Financial Corp., 1.887%, 06/07/2029	3,999,723	0.0
3,609,000 (1)(3)	Truist Financial Corp., 5.100%, 12/31/2199	4,157,568	0.0
500,000 (2)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	494,055	0.0
3,500,000 (2)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	3,568,236	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,482,323	0.0
4,162,000 (2)(3)	UBS Group AG, 1.008%, 07/30/2024	4,190,240	0.1
3,853,000 (2)(3)	UBS Group AG, 1.364%, 01/30/2027	3,818,804	0.0
5,650,000 (2)(3)	UBS Group AG, 2.095%, 02/11/2032	5,500,562	0.1
7,779,000 (2)(3)	UBS Group AG, 2.859%, 08/15/2023	7,943,983	0.1
3,135,000	Unum Group, 4.125%, 06/15/2051	3,181,361	0.0
2,255,000	Ventas Realty L.P., 2.500%, 09/01/2031	2,228,695	0.0
1,005,000	Ventas Realty L.P., 5.700%, 09/30/2043	1,339,593	0.0
5,928,000	VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	6,004,051	0.1
5,017,000 (3)	Wells Fargo & Co., 2.393%, 06/02/2028	5,178,799	0.1
17,000,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	17,710,528	0.2
2,500,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,571,403	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
6,670,000	Wells Fargo & Co., 3.750%, 01/24/2024	$7,132,099	0.1
4,723,000	Wells Fargo & Co., 4.125%, 08/15/2023	5,031,769	0.1
1,556,000	Wells Fargo & Co., 4.750%, 12/07/2046	1,950,943	0.0
4,347,000 (1)	Westpac Banking Corp., 2.963%, 11/16/2040	4,309,743	0.1
6,067,000	XLIT Ltd., 4.450%, 03/31/2025	6,730,195	0.1
2,000,000	XLIT Ltd., 5.250%, 12/15/2043	2,761,910	0.0
2,296,000	XLIT Ltd., 5.500%, 03/31/2045	3,170,730	0.0
750,000 (2)(3)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	773,629	0.0
		1,157,877,143	11.5
	Industrial: 2.3%
975,000 (2)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	978,656	0.0
1,590,000	Avnet, Inc., 3.000%, 05/15/2031	1,596,853	0.0
3,482,000 (2)	Berry Global, Inc., 0.950%, 02/15/2024	3,490,287	0.0
4,500,000 (2)	Berry Global, Inc., 1.650%, 01/15/2027	4,448,970	0.1
5,400,000 (1)(2)	Berry Global, Inc., 5.625%, 07/15/2027	5,712,984	0.1
3,395,000	Boeing Co/The, 3.250%, 02/01/2028	3,588,451	0.0
5,645,000	Boeing Co/The, 3.250%, 02/01/2035	5,650,488	0.1
1,709,000 (1)	Boeing Co/The, 3.625%, 02/01/2031	1,830,699	0.0
1,269,000	Boeing Co/The, 3.850%, 11/01/2048	1,300,492	0.0
3,324,000	Boeing Co/The, 4.875%, 05/01/2025	3,700,894	0.1
5,400,000 (1)	Boeing Co/The, 5.150%, 05/01/2030	6,341,189	0.1
2,599,000	Boeing Co/The, 5.805%, 05/01/2050	3,470,490	0.0
3,195,000 (2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	3,270,881	0.0
6,360,000 (1)(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	6,785,357	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,000,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	$2,334,209	0.0
1,165,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,455,972	0.0
2,728,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,689,896	0.0
4,300,000 (2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,525,836	0.1
2,375,000 (1)(2)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	2,421,930	0.0
4,350,000 (1)(2)	Cemex SAB de CV, 5.200%, 09/17/2030	4,677,555	0.1
2,715,000	CSX Corp., 4.650%, 03/01/2068	3,519,636	0.0
890,000	CSX Corp., 4.500%, 08/01/2054	1,123,818	0.0
1,550,000 (1)(2)	ENA Master Trust, 4.000%, 05/19/2048	1,592,207	0.0
2,846,208	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,823,198	0.0
1,428,000	FedEx Corp., 3.900%, 02/01/2035	1,616,620	0.0
4,000,000	FedEx Corp., 4.050%, 02/15/2048	4,482,050	0.1
2,096,000 (1)	FedEx Corp., 4.250%, 05/15/2030	2,407,387	0.0
2,647,000	FedEx Corp., 4.400%, 01/15/2047	3,104,638	0.0
4,000,000	General Dynamics Corp., 3.500%, 04/01/2027	4,423,016	0.1
2,518,000 (1)	General Electric Co., 3.625%, 05/01/2030	2,799,821	0.0
7,770,000 (1)(2)	GFL Environmental, Inc., 3.500%, 09/01/2028	7,828,275	0.1
1,635,000 (1)(2)	GFL Environmental, Inc., 3.750%, 08/01/2025	1,684,050	0.0
2,000,000 (2)	Klabin Austria GmbH, 3.200%, 01/12/2031	1,910,020	0.0
8,990,000	Mozart Debt Merger Sub Inc., 3.875%, 04/01/2029	8,990,000	0.1
3,379,000	Norfolk Southern Corp., 3.650%, 08/01/2025	3,677,136	0.0
1,514,000	Norfolk Southern Corp., 4.100%, 05/15/2121	1,707,685	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
434,000	Northrop Grumman Corp., 2.930%, 01/15/2025	$459,951	0.0
3,618,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,577,636	0.0
4,922,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,951,253	0.1
2,335,000 (1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,474,937	0.0
3,686,000 (1)	Raytheon Technologies Corp., 3.500%, 03/15/2027	4,050,784	0.1
211,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	222,955	0.0
3,933,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	4,766,607	0.1
7,750,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	9,511,232	0.1
534,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	697,300	0.0
506,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	713,196	0.0
3,147,000 (1)	Republic Services, Inc., 1.450%, 02/15/2031	2,951,455	0.0
2,591,000	Republic Services, Inc., 1.750%, 02/15/2032	2,461,399	0.0
3,235,000 (1)(2)	Sealed Air Corp., 1.573%, 10/15/2026	3,218,627	0.0
3,070,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	3,275,153	0.0
9,485,000 (1)(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	9,561,734	0.1
9,073,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	9,333,849	0.1
3,005,000 (1)(2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	2,863,615	0.0
6,625,000 (1)(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	6,765,781	0.1
3,275,000 (2)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	3,150,609	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
5,340,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	$5,613,675	0.1
1,160,000 (1)(2)	SYNNEX Corp., 1.750%, 08/09/2026	1,148,270	0.0
6,225,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	6,273,820	0.1
5,745,000 (2)	TTX Co., 3.600%, 01/15/2025	6,201,478	0.1
2,500,000	Union Pacific Corp., 3.550%, 05/20/2061	2,707,766	0.0
2,283,000	Waste Management, Inc., 1.500%, 03/15/2031	2,146,567	0.0
3,540,000 (1)	WRKCo, Inc., 3.000%, 06/15/2033	3,711,873	0.1
		227,773,168	2.3
	Technology: 2.4%
5,027,000	Analog Devices, Inc., 2.100%, 10/01/2031	5,041,986	0.1
1,977,000	Analog Devices, Inc., 2.800%, 10/01/2041	1,980,100	0.0
2,520,000	Analog Devices, Inc., 2.950%, 10/01/2051	2,524,100	0.0
562,000 (1)	Analog Devices, Inc., 3.500%, 12/05/2026	619,347	0.0
4,971,000 (1)	Apple, Inc., 1.650%, 02/08/2031	4,840,961	0.1
2,605,000 (1)	Apple, Inc., 2.650%, 05/11/2050	2,508,179	0.0
8,500,000 (1)	Apple, Inc., 2.650%, 02/08/2051	8,143,612	0.1
2,275,000 (1)	Apple, Inc., 2.700%, 08/05/2051	2,197,496	0.0
10,661,000 (1)	Apple, Inc., 2.800%, 02/08/2061	10,198,941	0.1
2,825,000 (1)	Apple, Inc., 2.850%, 08/05/2061	2,731,268	0.0
3,900,000	Apple, Inc., 3.750%, 09/12/2047	4,515,215	0.1
5,143,000 (1)	Apple, Inc., 3.750%, 11/13/2047	5,961,990	0.1
963,000	Apple, Inc., 4.450%, 05/06/2044	1,226,196	0.0
1,385,000	Apple, Inc., 4.500%, 02/23/2036	1,737,313	0.0
4,750,000 (1)	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	4,874,687	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,487,000	Citrix Systems, Inc., 1.250%, 03/01/2026	$2,447,508	0.0
2,143,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,550,905	0.0
2,310,000 (1)	DXC Technology Co., 1.800%, 09/15/2026	2,307,998	0.0
2,315,000	DXC Technology Co., 2.375%, 09/15/2028	2,288,974	0.0
2,695,000	Fiserv, Inc., 2.750%, 07/01/2024	2,838,855	0.0
8,500,000	Fiserv, Inc., 3.500%, 07/01/2029	9,261,216	0.1
3,690,000 (2)	HP, Inc., 2.650%, 06/17/2031	3,656,337	0.0
2,895,000	HP, Inc., 4.050%, 09/15/2022	2,994,609	0.0
2,139,000 (2)	Infor, Inc., 1.450%, 07/15/2023	2,162,417	0.0
1,975,000	Intel Corp., 3.100%, 02/15/2060	1,946,395	0.0
4,751,000	Intel Corp., 3.200%, 08/12/2061	4,784,846	0.1
12,903,000 (1)	Intel Corp., 3.250%, 11/15/2049	13,390,882	0.1
1,250,000 (1)	Intel Corp., 4.950%, 03/25/2060	1,754,955	0.0
7,595,000	International Business Machines Corp., 3.300%, 05/15/2026	8,282,982	0.1
4,000,000	International Business Machines Corp., 3.500%, 05/15/2029	4,422,544	0.1
8,980,000 (1)(2)	J2 Global, Inc., 4.625%, 10/15/2030	9,552,475	0.1
5,223,000	Microchip Technology, Inc., 2.670%, 09/01/2023	5,416,885	0.1
6,701,000	Microsoft Corp., 2.400%, 08/08/2026	7,123,329	0.1
9,677,000	Microsoft Corp., 2.921%, 03/17/2052	10,023,958	0.1
2,332,000	NetApp, Inc., 1.875%, 06/22/2025	2,390,201	0.0
7,006,000 (1)	NVIDIA Corp., 1.550%, 06/15/2028	6,981,984	0.1
6,881,000 (1)	NVIDIA Corp., 2.000%, 06/15/2031	6,849,878	0.1
4,533,000 (2)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,248,949	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,761,000 (1)(2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	$2,998,953	0.0
9,130,000 (2)	ON Semiconductor Corp., 3.875%, 09/01/2028	9,438,137	0.1
2,948,000	Oracle Corp., 3.650%, 03/25/2041	3,053,480	0.0
370,000	Oracle Corp., 3.850%, 07/15/2036	402,423	0.0
2,443,000	Oracle Corp., 3.950%, 03/25/2051	2,581,289	0.0
6,590,000	Oracle Corp., 4.000%, 11/15/2047	7,049,848	0.1
2,498,000 (1)	Roper Technologies, Inc., 1.400%, 09/15/2027	2,468,523	0.0
4,724,000 (1)	salesforce.com, Inc., 1.950%, 07/15/2031	4,705,180	0.1
3,601,000	salesforce.com, Inc., 2.700%, 07/15/2041	3,594,666	0.0
2,462,000 (1)	salesforce.com, Inc., 2.900%, 07/15/2051	2,460,166	0.0
3,149,000 (1)	salesforce.com, Inc., 3.050%, 07/15/2061	3,192,499	0.0
9,645,000 (1)(2)	Seagate HDD Cayman, 3.375%, 07/15/2031	9,415,931	0.1
2,755,000 (1)(2)	TSMC Global Ltd., 0.750%, 09/28/2025	2,688,517	0.0
2,915,000 (1)(2)	TSMC Global Ltd., 1.000%, 09/28/2027	2,797,615	0.0
5,540,000 (1)	VMware, Inc., 1.400%, 08/15/2026	5,517,602	0.1
2,395,000	VMware, Inc., 1.800%, 08/15/2028	2,361,621	0.0
		242,506,923	2.4
	Utilities: 4.1%
1,059,000	AEP Texas, Inc., 3.450%, 01/15/2050	1,095,800	0.0
3,671,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	3,988,378	0.1
2,530,000	AEP Transmission Co. LLC, 2.750%, 08/15/2051	2,417,878	0.0
2,870,000	AES Corp./The, 1.375%, 01/15/2026	2,834,203	0.0
3,943,000 (2)	AES Corp./The, 3.950%, 07/15/2030	4,343,116	0.1
2,480,000	Alabama Power Co., 3.450%, 10/01/2049	2,684,111	0.0
10,755,000 (2)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,279,686	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,136,000 (1)	American Electric Power Co., Inc., 3.250%, 03/01/2050	$3,163,291	0.0
4,130,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	5,323,068	0.1
5,385,000 (2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,452,657	0.1
2,812,000 (1)	Appalachian Power Co., 2.700%, 04/01/2031	2,887,463	0.0
2,011,000	Appalachian Power Co., 3.700%, 05/01/2050	2,194,629	0.0
2,595,000	Arizona Public Service Co., 4.200%, 08/15/2048	3,100,649	0.0
2,445,000	Atmos Energy Corp., 2.850%, 02/15/2052	2,340,899	0.0
9,776,000	Avangrid, Inc., 3.200%, 04/15/2025	10,416,690	0.1
3,422,000 (1)	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	3,440,099	0.0
2,510,000 (1)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,618,767	0.0
3,953,000 (1)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	3,790,421	0.1
3,615,000	Black Hills Corp., 2.500%, 06/15/2030	3,668,356	0.0
3,250,000	Black Hills Corp., 3.050%, 10/15/2029	3,450,564	0.0
1,720,000	Black Hills Corp., 4.250%, 11/30/2023	1,838,618	0.0
2,750,000	Black Hills Corp., 4.350%, 05/01/2033	3,178,952	0.0
566,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	636,717	0.0
4,000,000 (2)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	3,985,000	0.1
2,166,000 (2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,325,819	0.0
3,430,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	3,472,875	0.0
7,338,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	8,272,935	0.1
2,519,000	Commonwealth Edison Co., 3.750%, 08/15/2047	2,861,886	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,864,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	$2,092,682	0.0
2,591,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,207,713	0.0
831,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,049,632	0.0
4,865,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,224,037	0.1
1,476,000	DTE Electric Co., 1.900%, 04/01/2028	1,497,491	0.0
5,500,000 (1)	DTE Energy Co., 1.050%, 06/01/2025	5,458,980	0.1
1,472,000 (1)	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,526,258	0.0
2,322,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,411,844	0.0
2,340,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,605,550	0.0
1,172,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	1,326,940	0.0
2,185,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,501,446	0.0
2,155,000 (1)(3)	Duke Energy Corp., 4.875%, 12/31/2199	2,308,544	0.0
2,000,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	1,918,269	0.0
1,890,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,878,619	0.0
3,723,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	4,167,599	0.1
2,505,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	2,968,946	0.0
3,500,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,631,083	0.0
1,200,000	Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,336,597	0.0
2,588,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	2,905,215	0.0
4,000,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	4,633,720	0.1
2,390,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,371,675	0.0
4,699,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	4,388,481	0.1
4,202,000	Entergy Corp., 0.900%, 09/15/2025	4,133,710	0.1
3,955,000 (1)	Entergy Corp., 2.400%, 06/15/2031	3,923,090	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,869,000	Entergy Corp., 2.800%, 06/15/2030	$1,930,005	0.0
1,758,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	1,718,801	0.0
4,000,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	4,849,222	0.1
2,172,000 (1)	Entergy Texas, Inc., 4.000%, 03/30/2029	2,435,471	0.0
2,882,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,003,677	0.0
2,520,000	Evergy Metro, Inc., 2.250%, 06/01/2030	2,543,237	0.0
2,943,000	Eversource Energy, 0.800%, 08/15/2025	2,899,468	0.0
2,750,000 (1)	Eversource Energy, 1.400%, 08/15/2026	2,744,706	0.0
2,871,000 (1)	Eversource Energy, 3.450%, 01/15/2050	3,012,976	0.0
1,060,000 (1)	Exelon Corp., 4.050%, 04/15/2030	1,201,991	0.0
1,585,000 (1)	Exelon Corp., 4.700%, 04/15/2050	2,005,652	0.0
1,725,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,851,844	0.0
3,055,000	Georgia Power Co., 2.200%, 09/15/2024	3,176,035	0.0
2,124,000	Georgia Power Co., 5.750%, 04/15/2023	2,292,485	0.0
1,444,000	Idaho Power Co., 4.200%, 03/01/2048	1,749,264	0.0
4,000,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	4,141,204	0.1
6,060,000	Inkia Energy Ltd., 5.875%, 11/09/2027	6,315,429	0.1
2,870,000	Interstate Power and Light Co., 2.300%, 06/01/2030	2,884,943	0.0
4,400,000	Interstate Power and Light Co., 3.250%, 12/01/2024	4,701,614	0.1
3,462,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,889,246	0.1
1,579,000 (1)(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	1,619,383	0.0
3,199,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,524,702	0.0
3,950,000 (2)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,126,565	0.1
1,423,000 (1)	Kentucky Utilities Co., 3.300%, 06/01/2050	1,488,257	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,950,000 (2)	Metropolitan Edison Co., 3.500%, 03/15/2023	$2,013,439	0.0
4,552,000	Mississippi Power Co., 4.250%, 03/15/2042	5,365,145	0.1
271,000	Mississippi Power Co., 4.750%, 10/15/2041	312,720	0.0
2,460,000 (1)(2)	Monongahela Power Co., 3.550%, 05/15/2027	2,695,196	0.0
3,392,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,675,732	0.1
5,417,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	5,542,236	0.1
2,880,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	3,004,533	0.0
2,635,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,638,318	0.0
5,049,000 (1)	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,340,343	0.1
4,000,000	NiSource, Inc., 0.950%, 08/15/2025	3,954,042	0.1
6,788,000 (1)	NiSource, Inc., 3.600%, 05/01/2030	7,446,577	0.1
1,453,000	NiSource, Inc., 5.950%, 06/15/2041	2,012,630	0.0
1,310,000 (1)(2)	NRG Energy, Inc., 3.375%, 02/15/2029	1,294,516	0.0
3,375,000 (1)(2)	NRG Energy, Inc., 3.625%, 02/15/2031	3,319,312	0.0
4,255,000 (1)	NSTAR Electric Co., 1.950%, 08/15/2031	4,201,004	0.1
2,992,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	3,187,945	0.0
7,408,000	ONE Gas, Inc., 1.100%, 03/11/2024	7,408,397	0.1
1,861,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,835,624	0.0
4,188,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	4,141,305	0.1
2,484,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,480,528	0.0
1,138,000	PECO Energy Co., 4.150%, 10/01/2044	1,357,430	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
750,000 (2)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	$869,437	0.0
2,675,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,113,031	0.0
4,500,000 (2)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,236,875	0.1
2,035,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,084,361	0.0
1,200,000 (2)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	1,208,082	0.0
2,889,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,841,984	0.0
2,541,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	2,407,263	0.0
3,937,000	Sempra Energy, 3.800%, 02/01/2038	4,361,928	0.1
3,344,000 (3)	Sempra Energy, 4.875%, 12/31/2199	3,636,600	0.0
5,750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	6,078,364	0.1
5,098,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	5,555,077	0.1
1,570,000	Southern California Edison Co., 3.650%, 02/01/2050	1,607,008	0.0
813,000	Southern California Edison Co., 4.050%, 03/15/2042	877,905	0.0
1,444,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,704,913	0.0
1,680,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,313,310	0.0
6,902,000 (3)	Southern Co/The, 3.750%, 09/15/2051	7,049,013	0.1
4,975,000 (3)	Southern Co/The, 4.000%, 01/15/2051	5,271,361	0.1
4,444,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	4,477,908	0.1
1,709,000	Tampa Electric Co., 4.350%, 05/15/2044	2,063,585	0.0
1,710,000	Tucson Electric Power Co., 4.850%, 12/01/2048	2,211,515	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,623,000	Tucson Electric Power Co., 1.500%, 08/01/2030	$3,431,913	0.0
2,260,000	Union Electric Co., 3.900%, 09/15/2042	2,572,592	0.0
1,915,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	1,953,973	0.0
5,165,000	Virginia Electric and Power Co., 3.800%, 09/15/2047	5,849,132	0.1
2,276,000	Washington Gas Light Co., 3.650%, 09/15/2049	2,562,965	0.0
4,673,000 (1)	WEC Energy Group, Inc., 1.375%, 10/15/2027	4,597,447	0.1
1,500,000 (1)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,495,659	0.0
3,590,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	4,046,983	0.1
		411,344,981	4.1
	Total Corporate Bonds/Notes (Cost $3,721,600,373)	3,845,899,841	38.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.9%
486,891 (2)(3)	Agate Bay Mortgage Trust 2014-2 B4, 3.869%, 09/25/2044	487,705	0.0
2,099,308	Alternative Loan Trust 2004-J7 MI, 1.106%, (US0001M + 1.020%), 10/25/2034	2,084,848	0.0
522,098	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	475,641	0.0
652,464	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	631,489	0.0
1,310,782	Alternative Loan Trust 2005-J2 1A12, 0.486%, (US0001M + 0.400%), 04/25/2035	1,103,977	0.0
665,183	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	439,671	0.0
135,323	Alternative Loan Trust 2006-18CB A10, 0.486%, (US0001M + 0.400%), 07/25/2036	64,968	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
821,987	Alternative Loan Trust 2006-19CB A28, 0.686%, (US0001M + 0.600%), 08/25/2036	$434,581	0.0
954,366	Alternative Loan Trust 2007-23CB A3, 0.586%, (US0001M + 0.500%), 09/25/2037	483,744	0.0
2,234,634	Alternative Loan Trust 2007-2CB 2A1, 0.686%, (US0001M + 0.600%), 03/25/2037	1,079,127	0.0
924,030	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	595,413	0.0
864,485	Alternative Loan Trust 2007-8CB A3, 0.586%, (US0001M + 0.500%), 05/25/2037	474,536	0.0
1,928,348	American Home Mortgage Assets Trust 2007-4 A4, 0.666%, (US0001M + 0.290%), 08/25/2037	1,860,107	0.0
1,423,327 (2)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,442,888	0.0
663,177	Banc of America Funding 2007-2 1A16 Trust, 0.686%, (US0001M + 0.600%), 03/25/2037	521,301	0.0
840,003 (5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	81,394	0.0
966,746 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.622%, 05/25/2035	976,966	0.0
1,240,983 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.628%, 09/25/2035	1,156,460	0.0
2,668,538	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.276%, (US0001M + 0.190%), 01/25/2037	2,518,699	0.0
2,000,000 (2)	Bellemeade Re 2019-1A M2 Ltd., 2.786%, (US0001M + 2.700%), 03/25/2029	2,014,026	0.0
3,391,920 (2)	Bellemeade Re 2020-4 M2A Ltd., 2.686%, (US0001M + 2.600%), 06/25/2030	3,393,952	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,147,000 (2)	Bellemeade RE 2021-3 A M1C Ltd., 1.600%, (SOFR30A + 1.550%), 09/25/2031	$13,174,753	0.1
1,851,115 (2)(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.925%, 03/25/2050	1,864,074	0.0
2,163,729 (2)(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.925%, 03/25/2050	2,222,591	0.0
1,194,999 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.802%, 11/25/2034	1,217,190	0.0
522,767	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	374,983	0.0
303,070 (2)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	307,274	0.0
451,862 (2)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	460,228	0.0
2,872,826 (2)(3)	CIM Trust 2019-J2 B2, 3.790%, 10/25/2049	2,939,199	0.0
957,609 (2)(3)	CIM Trust 2019-J2 B3, 3.790%, 10/25/2049	975,017	0.0
2,600,000 (2)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,703,193	0.0
3,206,932 (2)(3)	CIM Trust 2020-J1 B3, 3.471%, 07/25/2050	3,216,116	0.1
928,106	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	941,231	0.0
924,480 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.838%, 11/25/2036	859,698	0.0
383,052 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.124%, 09/25/2037	382,469	0.0
1,195,207 (2)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,246,022	0.0
1,394,891 (2)(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.779%, 07/25/2051	1,382,445	0.0
1,567,763 (2)(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.779%, 07/25/2051	1,534,138	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
579,327 (2)(3)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	$579,837	0.0
5,250,256 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.086%, (US0001M + 2.000%), 01/25/2040	5,279,003	0.1
461,060	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.586%, (US0001M + 0.500%), 11/25/2035	255,471	0.0
1,102,813 (2)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,061,886	0.0
1,043,921 (2)(3)	CSMC Trust 2015-2 B3, 3.902%, 02/25/2045	1,052,364	0.0
1,000,000 (2)(3)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,000,711	0.0
3,500,000 (2)(3)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,494,662	0.1
65,567,617 (3)(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.756%, 04/25/2037	2,426,185	0.0
800,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.736%, (US0001M + 3.650%), 02/25/2040	835,690	0.0
3,018,320 (5)	Fannie Mae 2008-12 SC, 6.264%, (-1.000*US0001M + 6.350%), 03/25/2038	627,757	0.0
8,941,260	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	10,017,604	0.1
612,109	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	645,954	0.0
5,919,751	Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	6,826,018	0.1
1,929,886	Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	2,049,022	0.0
2,739,239	Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	3,003,752	0.0
19,994,993 (5)	Fannie Mae 2016-82 SD, 5.964%, (-1.000*US0001M + 6.050%), 11/25/2046	4,102,459	0.1
1,901,159	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	1,965,799	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,042,440 (5)	Fannie Mae 2018-86 US, 6.504%, (-1.000*US0001M + 6.590%), 09/25/2040	$2,759,341	0.0
3,132,518	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.086%, (US0001M + 4.000%), 05/25/2025	3,192,136	0.0
27,606	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.086%, (US0001M + 4.000%), 05/25/2025	27,739	0.0
7,002,629	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.636%, (US0001M + 5.550%), 04/25/2028	7,344,564	0.1
1,377,672	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.386%, (US0001M + 4.300%), 02/25/2025	1,407,402	0.0
374,997	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.036%, (US0001M + 6.950%), 08/25/2028	398,287	0.0
2,438,562	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.636%, (US0001M + 3.550%), 07/25/2029	2,513,744	0.0
12,031,686	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	12,453,754	0.1
4,559,640	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000%), 10/25/2029	4,690,791	0.1
10,597,908	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.936%, (US0001M + 2.850%), 11/25/2029	10,892,118	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,172,177	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.736%, (US0001M + 2.650%), 02/25/2030	$8,318,560	0.1
5,703,217	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.586%, (US0001M + 2.500%), 05/25/2030	5,796,247	0.1
7,692,901	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800%), 02/25/2030	7,875,358	0.1
561,701	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.236%, (US0001M + 2.150%), 10/25/2030	569,714	0.0
717,203	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.636%, (US0001M + 2.550%), 12/25/2030	730,637	0.0
10,047,281	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.086%, (US0001M + 2.000%), 03/25/2031	10,156,675	0.1
8,703,512	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.186%, (US0001M + 2.100%), 03/25/2031	8,805,436	0.1
1,379,770 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.386%, (US0001M + 2.300%), 08/25/2031	1,389,961	0.0
4,999,778 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.536%, (US0001M + 2.450%), 07/25/2031	5,031,621	0.1
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.186%, (US0001M + 4.100%), 07/25/2039	1,017,047	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,072,712 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.136%, (US0001M + 2.050%), 01/25/2040	$2,085,824	0.0
500,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.736%, (US0001M + 3.650%), 02/25/2040	524,803	0.0
5,484,493	Fannie Mae Connecticut Avenue Securities, 5.786%, (US0001M + 5.700%), 04/25/2028	5,795,819	0.1
10,057	Fannie Mae Grantor Trust 1998-T2 A6, 0.633%, (US0001M + 0.550%), 01/25/2032	10,177	0.0
166 (5)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	—	0.0
171,592 (5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	18,624	0.0
769,600 (5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	43,696	0.0
93,367	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	103,035	0.0
51,129 (5)	Fannie Mae REMIC Trust 1999-6 SE, 7.601%, (-1.000*US0001M + 7.685%), 02/17/2029	2,333	0.0
853,542	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	978,914	0.0
302,456	Fannie Mae REMIC Trust 2003-45 FJ, 1.586%, (US0001M + 1.500%), 06/25/2033	317,187	0.0
1,065,824 (5)	Fannie Mae REMIC Trust 2003-66 SA, 7.564%, (-1.000*US0001M + 7.650%), 07/25/2033	258,226	0.0
199,622 (5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	42,203	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,561	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	$573,015	0.0
803,450	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	909,873	0.0
17,242	Fannie Mae REMIC Trust 2004-56 FE, 0.536%, (US0001M + 0.450%), 10/25/2033	17,364	0.0
409,492	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	460,696	0.0
801,461	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	890,003	0.0
2,237,535	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	2,520,055	0.0
103,322	Fannie Mae REMIC Trust 2006-104 ES, 33.020%, (-5.000*US0001M + 33.450%), 11/25/2036	203,112	0.0
1,839,231 (5)	Fannie Mae REMIC Trust 2006-12 SD, 6.664%, (-1.000*US0001M + 6.750%), 10/25/2035	312,460	0.0
670,501 (5)	Fannie Mae REMIC Trust 2006-123 UI, 6.654%, (-1.000*US0001M + 6.740%), 01/25/2037	145,261	0.0
126,560 (5)	Fannie Mae REMIC Trust 2006-72 HS, 6.614%, (-1.000*US0001M + 6.700%), 08/25/2026	14,379	0.0
17,130	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	19,993	0.0
3,216,349 (5)	Fannie Mae REMIC Trust 2007-91 AS, 6.314%, (-1.000*US0001M + 6.400%), 10/25/2037	733,747	0.0
1,353,046	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,507,892	0.0
6,389,003 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.534%, 02/25/2049	7,301,923	0.1
1,540,210 (5)	Fannie Mae REMIC Trust 2009-90 TS, 6.064%, (-1.000*US0001M + 6.150%), 11/25/2039	280,720	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,128,599 (5)	Fannie Mae REMIC Trust 2010-118 GS, 5.864%, (-1.000*US0001M + 5.950%), 10/25/2039	$50,749	0.0
3,693,920 (5)	Fannie Mae REMIC Trust 2010-123 SL, 5.984%, (-1.000*US0001M + 6.070%), 11/25/2040	630,987	0.0
4,604,138 (5)	Fannie Mae REMIC Trust 2010-41 SB, 6.314%, (-1.000*US0001M + 6.400%), 05/25/2040	872,125	0.0
1,211,786 (5)	Fannie Mae REMIC Trust 2010-43 VS, 6.364%, (-1.000*US0001M + 6.450%), 05/25/2040	258,428	0.0
7,222,084	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,175,320	0.1
983,655 (5)	Fannie Mae REMIC Trust 2011-102 SA, 6.514%, (-1.000*US0001M + 6.600%), 10/25/2041	176,730	0.0
2,463,628	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,609,101	0.0
2,103,324 (5)	Fannie Mae REMIC Trust 2011-93 GS, 6.464%, (-1.000*US0001M + 6.550%), 04/25/2039	505,806	0.0
4,217,639 (5)	Fannie Mae REMIC Trust 2012-122 SB, 6.064%, (-1.000*US0001M + 6.150%), 11/25/2042	813,923	0.0
2,367,135 (5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	175,995	0.0
5,340,850 (5)	Fannie Mae REMIC Trust 2012-133 AS, 6.114%, (-1.000*US0001M + 6.200%), 10/25/2042	998,227	0.0
774,774 (5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	69,587	0.0
1,776,115 (5)	Fannie Mae REMIC Trust 2012-15 SP, 6.534%, (-1.000*US0001M + 6.620%), 06/25/2040	83,325	0.0
1,378,215 (5)	Fannie Mae REMIC Trust 2012-24 HS, 6.464%, (-1.000*US0001M + 6.550%), 09/25/2040	119,120	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,107,440 (5)	Fannie Mae REMIC Trust 2012-30 QS, 6.514%, (-1.000*US0001M + 6.600%), 04/25/2031	$103,497	0.0
821,282 (5)	Fannie Mae REMIC Trust 2012-68 YS, 6.614%, (-1.000*US0001M + 6.700%), 07/25/2042	131,246	0.0
1,599,180 (5)	Fannie Mae REMIC Trust 2013-26 JS, 6.114%, (-1.000*US0001M + 6.200%), 10/25/2032	225,176	0.0
5,885,204 (5)	Fannie Mae REMIC Trust 2013-60 DS, 6.114%, (-1.000*US0001M + 6.200%), 06/25/2033	1,074,719	0.0
5,747,964 (5)	Fannie Mae REMIC Trust 2013-9 SM, 6.164%, (-1.000*US0001M + 6.250%), 02/25/2033	1,001,372	0.0
2,123,373 (5)	Fannie Mae REMIC Trust 2014-17 DS, 6.114%, (-1.000*US0001M + 6.200%), 02/25/2043	147,590	0.0
1,471,463 (5)	Fannie Mae REMIC Trust 2014-28 BS, 6.114%, (-1.000*US0001M + 6.200%), 08/25/2043	183,824	0.0
37,306,124 (5)	Fannie Mae REMIC Trust 2015-79 SA, 6.164%, (-1.000*US0001M + 6.250%), 11/25/2045	7,365,665	0.1
15,054,064 (5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	3,442,694	0.1
25,579,123 (5)	Fannie Mae REMICS 16-60 SB, 6.014%, (-1.000*US0001M + 6.100%), 09/25/2046	5,055,519	0.1
94,881 (5)	Fannie Mae REMICS 1997-18 SG, 8.016%, (-1.000*US0001M + 8.100%), 03/17/2027	9,061	0.0
42,393 (5)(6)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	13	0.0
43 (5)	Fannie Mae REMICS 1999-57 SC, 9.666%, (-1.000*US0001M + 9.750%), 11/17/2029	3	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
232,054 (5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	$8,218	0.0
59,091 (5)	Fannie Mae REMICS 2001-8 SK, 8.663%, (-1.000*US0001M + 8.750%), 03/18/2031	6,630	0.0
465,214 (5)	Fannie Mae REMICS 2003-49 SW, 6.914%, (-1.000*US0001M + 7.000%), 01/25/2033	94,246	0.0
4,152,789 (5)	Fannie Mae REMICS 2004-54 SN, 6.964%, (-1.000*US0001M + 7.050%), 07/25/2034	848,811	0.0
7,867,936 (5)	Fannie Mae REMICS 2005-75 ES, 5.964%, (-1.000*US0001M + 6.050%), 09/25/2035	1,514,240	0.0
908,974 (5)	Fannie Mae REMICS 2005-75 SP, 6.664%, (-1.000*US0001M + 6.750%), 08/25/2035	155,814	0.0
2,140,672 (5)	Fannie Mae REMICS 2006-56 SM, 6.664%, (-1.000*US0001M + 6.750%), 07/25/2036	397,731	0.0
430,463 (5)	Fannie Mae REMICS 2007-21 SB, 6.314%, (-1.000*US0001M + 6.400%), 03/25/2037	42,151	0.0
1,280,632 (5)	Fannie Mae REMICS 2007-52 NS, 6.364%, (-1.000*US0001M + 6.450%), 06/25/2037	223,125	0.0
1,213,849 (5)	Fannie Mae REMICS 2007-85 SM, 6.374%, (-1.000*US0001M + 6.460%), 09/25/2037	232,898	0.0
429,988	Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	488,931	0.0
6,880,141 (5)	Fannie Mae REMICS 2009-66 SP, 6.014%, (-1.000*US0001M + 6.100%), 09/25/2039	1,103,522	0.0
4,278,268 (5)	Fannie Mae REMICS 2010-1 S, 6.164%, (-1.000*US0001M + 6.250%), 02/25/2040	875,867	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,570,059 (5)	Fannie Mae REMICS 2010-150 SJ, 6.394%, (-1.000*US0001M + 6.480%), 01/25/2041	$1,474,294	0.0
1,100,088 (5)	Fannie Mae REMICS 2010-35 CS, 6.364%, (-1.000*US0001M + 6.450%), 04/25/2050	189,709	0.0
1,179,374	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,332,993	0.0
6,166,562	Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	6,806,999	0.1
3,818,394	Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	4,102,356	0.1
92,253	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	96,830	0.0
5,827,340	Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,422,059	0.1
8,305,443 (5)	Fannie Mae REMICS 2011-47 GS, 5.844%, (-1.000*US0001M + 5.930%), 06/25/2041	1,439,691	0.0
2,659,936	Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,835,636	0.0
6,255,055	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	6,855,133	0.1
6,530,310	Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	7,694,754	0.1
2,521,514 (5)	Fannie Mae REMICS 2012-111 SL, 6.014%, (-1.000*US0001M + 6.100%), 05/25/2041	450,675	0.0
5,190,917	Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	5,557,394	0.1
5,758,149 (5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	380,048	0.0
722,258	Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	733,709	0.0
6,970,068	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	7,598,997	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,029,149	Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	$5,529,734	0.1
1,217,127	Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,344,476	0.0
1,703,696	Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,813,127	0.0
165,434	Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	179,521	0.0
2,545,261	Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	2,673,922	0.0
500,000	Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	545,101	0.0
10,132,136	Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,805,902	0.1
2,700,000	Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,902,341	0.0
1,403,000	Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,682,069	0.0
406,427	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	416,858	0.0
6,209,275 (5)	Fannie Mae REMICS 2013-40 LS, 6.064%, (-1.000*US0001M + 6.150%), 05/25/2043	1,170,895	0.0
6,875,620 (5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	724,263	0.0
8,657,740 (5)	Fannie Mae REMICS 2014-15 SB, 6.564%, (-1.000*US0001M + 6.650%), 04/25/2044	2,039,147	0.0
274,799 (5)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	8	0.0
970,000	Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,065,845	0.0
17,418,135	Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	19,200,940	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,232,326 (5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	$1,236,895	0.0
2,000,000	Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,182,411	0.0
5,000,000	Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,154,552	0.1
2,616,667 (5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	466,284	0.0
20,655,829 (5)	Fannie Mae REMICS 2015-86 BS, 5.614%, (-1.000*US0001M + 5.700%), 11/25/2045	3,478,212	0.1
34,293,464 (5)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	8,641,408	0.1
4,960,330 (5)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,080,107	0.0
7,243,086 (5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,090,761	0.0
22,073,108 (5)	Fannie Mae REMICS 2016-81 CS, 6.014%, (-1.000*US0001M + 6.100%), 11/25/2046	4,002,214	0.1
506,902	Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	533,178	0.0
29,333,380 (5)	Fannie Mae REMICS 2017-10 SA, 6.014%, (-1.000*US0001M + 6.100%), 03/25/2047	5,230,027	0.1
6,993,834	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	7,354,076	0.1
36,388,323 (5)	Fannie Mae REMICS 2018-15 SC, 6.214%, (-1.000*US0001M + 6.300%), 03/25/2048	7,375,535	0.1
1,795,383	Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	1,869,383	0.0
16,778,124	Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	17,679,015	0.2
2,069,682	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	2,147,279	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
46,348,946 (5)	Fannie Mae REMICS 2018-82 SA, 6.114%, (-1.000*US0001M + 6.200%), 11/25/2048	$9,088,676	0.1
10,797,349 (5)	Fannie Mae REMICS 2018-86 AS, 6.114%, (-1.000*US0001M + 6.200%), 12/25/2048	1,997,706	0.0
45,533,493 (5)	Fannie Mae REMICS 2018-86 SM, 6.114%, (-1.000*US0001M + 6.200%), 12/25/2048	8,499,801	0.1
41,803,663 (5)	Fannie Mae REMICS 2018-91 SB, 6.014%, (-1.000*US0001M + 6.100%), 12/25/2058	9,192,320	0.1
13,427,736 (5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,598,518	0.1
13,740,728 (5)	Fannie Mae REMICS 2019-30 SB, 6.014%, (-1.000*US0001M + 6.100%), 07/25/2049	2,792,913	0.0
11,984,262 (5)	Fannie Mae REMICS 2019-39 SA, 6.014%, (-1.000*US0001M + 6.100%), 08/25/2049	2,271,527	0.0
73,735,826 (5)	Fannie Mae REMICS 2019-41 S, 5.914%, (-1.000*US0001M + 6.000%), 08/25/2059	14,320,522	0.2
7,822,615 (5)	Fannie Mae REMICS 2019-47 SB, 6.014%, (-1.000*US0001M + 6.100%), 05/25/2040	1,716,637	0.0
30,935,399 (5)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	5,429,064	0.1
26,442,889 (5)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,667,367	0.1
15,092,130 (5)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,080,747	0.0
120,565,869 (5)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	12,096,554	0.1
42,691,620 (5)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	6,438,908	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
59,351,837 (5)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	$10,142,350	0.1
42,089,919 (5)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	5,613,048	0.1
2,471	Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	2,573	0.0
2,452,220	Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	2,613,243	0.0
23,178,438 (5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	2,453,428	0.0
1,324,588 (5)	Fannie Mae Series 2013-72 YS, 6.064%, (-1.000*US0001M + 6.150%), 07/25/2033	254,428	0.0
8,396,000	Fannie Mae REMICS 2012-63 MW, 4.000%, 05/25/2034	9,066,647	0.1
8,928,962 (5)	Fannie Mae REMICS 2014-70 IO, 5.500%, 10/25/2044	1,615,162	0.0
7,357,026 (5)	Fannie Mae REMICS 2015-97 BI, 5.500%, 01/25/2046	1,334,548	0.0
52,335,578 (5)	Fannie Mae REMICS 2021-55 SA, 3.100%, (-1.000*SOFR30A + 3.150%), 08/25/2061	4,852,461	0.1
79,557 (5)	FHLMC-GNMA 20 S, 8.814%, (-1.000*US0001M + 8.900%), 10/25/2023	5,303	0.0
567,004	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	344,307	0.0
1,778,525 (2)(3)	First Republic Mortgage Trust 2020-1 B1, 2.882%, 04/25/2050	1,746,837	0.0
1,089,035 (2)(3)	First Republic Mortgage Trust 2020-1 B2, 2.882%, 04/25/2050	1,022,447	0.0
1,837,725 (2)(3)	Flagstar Mortgage Trust 2018-1 B1, 4.001%, 03/25/2048	1,861,426	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,396,393 (2)(3)	Flagstar Mortgage Trust 2018-1 B3, 4.001%, 03/25/2048	$2,421,477	0.0
1,227,527 (2)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.061%, 04/25/2048	1,227,930	0.0
1,329,175 (2)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,366,368	0.0
932,266 (2)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.265%, 07/25/2048	938,452	0.0
1,763,680 (2)(3)	Flagstar Mortgage Trust 2018-5 B3, 4.503%, 09/25/2048	1,763,134	0.0
2,943,078 (2)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.982%, 10/25/2048	3,033,674	0.0
1,467,722 (2)(3)	Flagstar Mortgage Trust 2019-2 B1, 4.088%, 12/25/2049	1,475,474	0.0
1,423,392 (2)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.088%, 12/25/2049	1,427,041	0.0
1,996,546 (2)(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.226%, 03/25/2050	2,060,568	0.0
2,416,667 (2)(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.226%, 03/25/2050	2,486,003	0.0
14,438,184	Freddie Mac 326 350, 3.500%, 03/15/2044	15,304,673	0.2
7,479,119 (5)	Freddie Mac 3510 AS, 6.326%, (-1.000*US0001M + 6.410%), 04/15/2037	1,617,755	0.0
5,106,483 (5)	Freddie Mac 4191 SA, 6.116%, (-1.000*US0001M + 6.200%), 03/15/2043	853,684	0.0
4,544,802	Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,111,918	0.1
151,280	Freddie Mac 4800 KG, 3.500%, 11/15/2045	151,373	0.0
611,968	Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	712,087	0.0
266,227	Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	308,781	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
74,824	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	$84,088	0.0
69,363	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	77,412	0.0
477,347	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	543,752	0.0
33,950	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	34,582	0.0
217,922	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	249,262	0.0
74,527 (5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	15,046	0.0
552,058	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	623,310	0.0
92,543	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	107,877	0.0
153,115	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	172,864	0.0
219,534	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	248,703	0.0
4,834,459 (5)	Freddie Mac REMIC Trust 3045 DI, 6.646%, (-1.000*US0001M + 6.730%), 10/15/2035	986,062	0.0
863,078	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	985,109	0.0
909,512 (5)	Freddie Mac REMIC Trust 3171 PS, 6.401%, (-1.000*US0001M + 6.485%), 06/15/2036	149,793	0.0
4,988,589 (5)	Freddie Mac REMIC Trust 3199 S, 6.366%, (-1.000*US0001M + 6.450%), 08/15/2036	1,075,630	0.0
398,452	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	460,103	0.0
139,453	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	162,144	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
221,397 (3)(5)	Freddie Mac REMIC Trust 3524 LA, 5.195%, 03/15/2033	$240,724	0.0
19,595	Freddie Mac REMIC Trust 3556 NT, 3.184%, (US0001M + 3.100%), 03/15/2038	19,857	0.0
4,499,690	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	5,176,756	0.1
399,367	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	462,581	0.0
296,014	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	337,058	0.0
171,726	Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	173,802	0.0
1,036,012 (5)	Freddie Mac REMIC Trust 3856 KS, 6.466%, (-1.000*US0001M + 6.550%), 05/15/2041	189,245	0.0
499,283 (5)	Freddie Mac REMIC Trust 3925 SD, 5.966%, (-1.000*US0001M + 6.050%), 07/15/2040	33,977	0.0
3,012,909 (5)	Freddie Mac REMIC Trust 3925 SL, 5.966%, (-1.000*US0001M + 6.050%), 01/15/2041	198,613	0.0
202,502	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	224,326	0.0
384,249 (5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	5,893	0.0
972,758 (5)	Freddie Mac REMIC Trust 4088 CS, 5.916%, (-1.000*US0001M + 6.000%), 08/15/2042	197,488	0.0
5,568,899 (5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	603,294	0.0
2,584,559 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	368,067	0.0
2,972,155	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,173,467	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,432,364	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	$1,570,886	0.0
1,172,483 (5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	127,989	0.0
5,287,715	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,878,431	0.1
7,097,727	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,964,529	0.1
1,579,051	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,608,385	0.0
3,581,580 (5)	Freddie Mac REMIC Trust 4386 LS, 6.016%, (-1.000*US0001M + 6.100%), 09/15/2044	638,255	0.0
32,361,946 (5)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	5,292,256	0.1
23,436 (5)	Freddie Mac REMICS 2074 S, 8.616%, (-1.000*US0001M + 8.700%), 07/17/2028	1,269	0.0
11,551 (5)	Freddie Mac REMICS 2232 SA, 8.516%, (-1.000*US0001M + 8.600%), 05/17/2030	822	0.0
13,000 (5)	Freddie Mac REMICS 2301 SP, 9.166%, (-1.000*US0001M + 9.250%), 04/15/2031	1,508	0.0
590,881 (5)	Freddie Mac REMICS 2953 LS, 6.616%, (-1.000*US0001M + 6.700%), 12/15/2034	17,182	0.0
934,157 (5)	Freddie Mac REMICS 2993 GS, 6.066%, (-1.000*US0001M + 6.150%), 06/15/2025	61,378	0.0
775,459 (5)	Freddie Mac REMICS 3006 SI, 6.656%, (-1.000*US0001M + 6.740%), 07/15/2035	137,208	0.0
714,495 (5)	Freddie Mac REMICS 3006 YI, 6.656%, (-1.000*US0001M + 6.740%), 07/15/2035	154,324	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,597,231 (5)	Freddie Mac REMICS 3213 JS, 7.116%, (-1.000*US0001M + 7.200%), 09/15/2036	$1,140,802	0.0
9,459,177 (5)	Freddie Mac REMICS 3346 SC, 6.466%, (-1.000*US0001M + 6.550%), 10/15/2033	1,788,899	0.0
1,086,348 (5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	26,889	0.0
7,165,464 (5)	Freddie Mac REMICS 3629 CS, 6.266%, (-1.000*US0001M + 6.350%), 01/15/2040	1,509,034	0.0
2,884,415	Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	3,106,952	0.0
2,357,654	Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	2,539,133	0.0
22,774,592	Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,236,152	0.3
5,120,770	Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	5,403,889	0.1
1,900,000	Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,148,503	0.0
764,614	Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	918,546	0.0
500,000	Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	557,150	0.0
2,650,000	Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,119,379	0.0
2,840,089	Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	3,059,366	0.0
5,637,199	Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	6,162,308	0.1
9,920,929	Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,810,476	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,790,000	Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	$4,157,177	0.1
1,959,076	Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	2,156,357	0.0
420,000	Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	484,334	0.0
1,214,269	Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,336,495	0.0
4,247,168 (5)	Freddie Mac REMICS 4057 SN, 6.566%, (-1.000*US0001M + 6.650%), 12/15/2041	621,267	0.0
3,315,961	Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,566,733	0.1
15,718,207	Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	16,950,079	0.2
2,070,767 (5)	Freddie Mac REMICS 4090 SN, 6.616%, (-1.000*US0001M + 6.700%), 08/15/2032	416,704	0.0
965,086	Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,020,268	0.0
2,128,000	Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,519,898	0.0
310,000	Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	334,512	0.0
32,800,017 (5)	Freddie Mac REMICS 4301 SD, 6.016%, (-1.000*US0001M + 6.100%), 07/15/2037	5,886,642	0.1
6,633,521	Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,306,576	0.1
3,102,000	Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,392,980	0.1
13,572,509 (5)	Freddie Mac REMICS 4407 CS, 6.116%, (-1.000*US0001M + 6.200%), 06/15/2044	1,855,604	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,786,065 (5)	Freddie Mac REMICS 4407 PS, 5.516%, (-1.000*US0001M + 5.600%), 06/15/2044	$2,928,000	0.0
17,416,471 (5)	Freddie Mac REMICS 4461 AS, 5.516%, (-1.000*US0001M + 5.600%), 04/15/2045	3,174,450	0.0
3,124,000	Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,420,463	0.1
256,104	Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	259,773	0.0
2,913,000	Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,084,440	0.0
16,394,731 (5)	Freddie Mac REMICS 4574 ST, 5.916%, (-1.000*US0001M + 6.000%), 04/15/2046	3,049,549	0.0
86,026,569 (5)	Freddie Mac REMICS 4585 AS, 6.016%, (-1.000*US0001M + 6.100%), 05/15/2046	16,251,941	0.2
7,283,132	Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,675,988	0.1
24,361,897 (5)	Freddie Mac REMICS 4611 BS, 6.016%, (-1.000*US0001M + 6.100%), 06/15/2041	4,581,640	0.1
10,474,296	Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,215,964	0.1
6,693,122	Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,160,248	0.1
34,002,413	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,631,330	0.4
2,457,000	Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,598,637	0.0
23,000,121	Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,715,203	0.3
685,109	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	726,743	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,474,764	Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	$15,067,098	0.2
49,547,309 (5)	Freddie Mac REMICS 4879 DS, 6.016%, (-1.000*US0001M + 6.100%), 08/15/2034	8,652,858	0.1
1,632,872	Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,737,598	0.0
12,293,851 (5)	Freddie Mac REMICS 4906 SQ, 5.964%, (-1.000*US0001M + 6.050%), 09/25/2049	2,176,655	0.0
606,535	Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	640,804	0.0
2,107,667	Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,202,937	0.0
72,276,483 (5)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	12,065,453	0.1
43,172,642 (5)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	6,978,991	0.1
32,563,874 (5)	Freddie Mac REMICS 5045 BS, 6.150%, (-1.000*SOFR30A + 6.200%), 11/25/2050	6,940,563	0.1
61,540,563 (5)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	7,627,159	0.1
32,922,908 (5)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	4,280,449	0.1
39,772,118 (5)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	8,215,750	0.1
12,368,769	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,619,102	0.2
3,091,163 (2)	Freddie Mac STACR 2019-HQA3 M2, 1.936%, (US0001M + 1.850%), 09/25/2049	3,107,458	0.0
8,282,712 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.936%, (US0001M + 1.850%), 02/25/2050	8,356,647	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,279,011 (2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.086%, (US0001M + 3.000%), 06/25/2050	$1,285,458	0.0
5,315,463 (2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.986%, (US0001M + 1.900%), 01/25/2050	5,335,321	0.1
6,322,173 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.186%, (US0001M + 3.100%), 03/25/2050	6,421,065	0.1
5,901,119 (2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.686%, (US0001M + 3.600%), 07/25/2050	5,959,297	0.1
3,390,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	3,434,750	0.1
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	5,004,713	0.1
8,900,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.186%, (US0001M + 2.100%), 09/25/2048	9,041,118	0.1
1,860,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.386%, (US0001M + 2.300%), 10/25/2048	1,887,153	0.0
11,487,597 (2)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.136%, (US0001M + 2.050%), 07/25/2049	11,630,823	0.1
6,153,320 (2)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.436%, (US0001M + 2.350%), 02/25/2049	6,226,658	0.1
3,695,045	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	3,874,961	0.1
4,405,076 (5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	673,267	0.0
1,080,689 (3)(5)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	115,290	0.0
391,087 (3)(5)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	71,031	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,182,961 (5)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	$838,730	0.0
7,250,250 (5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	1,091,607	0.0
3,546,103 (3)(5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	542,869	0.0
4,315,204 (3)(5)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	609,328	0.0
7,205,711 (5)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	1,061,133	0.0
5,939,630 (5)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	855,368	0.0
10,330,893 (5)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,372,312	0.0
10,900,174 (5)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,514,917	0.0
5,667,368 (5)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	802,502	0.0
5,578,520 (5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	755,588	0.0
4,835,083 (5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	625,447	0.0
11,289,002 (5)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,835,732	0.0
7,350,179 (5)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	1,125,246	0.0
8,280,116 (5)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,278,945	0.0
8,005,965 (5)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	1,222,932	0.0
7,145,613 (5)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	1,050,292	0.0
9,230,632 (5)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,409,698	0.0
8,736,943 (5)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,483,026	0.0
12,129,457 (5)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,763,761	0.0
28,295,978 (5)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	4,079,926	0.1
36,361,321 (5)	Freddie Mac Strips Series 311 S1, 5.866%, (-1.000*US0001M + 5.950%), 08/15/2043	6,437,452	0.1
2,055,274	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 3.986%, (US0001M + 3.900%), 12/25/2027	2,077,833	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,679,988	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.236%, (US0001M + 5.150%), 11/25/2028	$5,871,028	0.1
11,098,695	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.736%, (US0001M + 2.650%), 12/25/2029	11,357,031	0.1
7,760,531	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.886%, (US0001M + 1.800%), 07/25/2030	7,829,621	0.1
1,385,620	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.386%, (US0001M + 2.300%), 09/25/2030	1,404,700	0.0
9,354,622 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.736%, (US0001M + 2.650%), 01/25/2049	9,507,277	0.1
8,508,068 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.136%, (US0001M + 2.050%), 04/25/2049	8,567,240	0.1
6,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	6,153,673	0.1
890,956 (3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.659%, 07/25/2033	977,375	0.0
2,554,244	Freddie Mac REMICS 4834 AZ, 3.500%, 10/15/2048	2,748,653	0.0
8,066,387	Freddie Mac REMICS 4950 KE, 2.500%, 12/25/2049	8,401,031	0.1
90,915,239	Freddie Mac REMICS 5117 IO, 3.000%, 06/25/2051	12,437,114	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,195,145 (2)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	$2,239,594	0.0
3,844,376 (2)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	3,937,131	0.1
1,416,219 (5)	Ginnie Mae 2005-37 SI, 6.063%, (-1.000*US0001M + 6.150%), 05/20/2035	269,147	0.0
1,334,815 (5)	Ginnie Mae 2007-23 ST, 6.113%, (-1.000*US0001M + 6.200%), 04/20/2037	212,402	0.0
1,587,163 (5)	Ginnie Mae 2007-40 SE, 6.663%, (-1.000*US0001M + 6.750%), 07/20/2037	339,895	0.0
1,087,676 (5)	Ginnie Mae 2007-7 EI, 6.113%, (-1.000*US0001M + 6.200%), 02/20/2037	207,808	0.0
3,825,989 (5)	Ginnie Mae 2010-11 SA, 6.335%, (-1.000*US0001M + 6.420%), 01/16/2040	783,377	0.0
1,676,442 (5)	Ginnie Mae 2010-14 SB, 6.713%, (-1.000*US0001M + 6.800%), 11/20/2035	337,399	0.0
1,343,032 (5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	206,138	0.0
554,175	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	551,819	0.0
26,355,569 (5)	Ginnie Mae 2018-167 CS, 6.013%, (-1.000*US0001M + 6.100%), 12/20/2048	3,492,577	0.1
435,654 (5)	Ginnie Mae Series 2005-7 AH, 6.685%, (-1.000*US0001M + 6.770%), 02/16/2035	79,496	0.0
7,961,300 (5)	Ginnie Mae Series 2007-17 IC, 6.165%, (-1.000*US0001M + 6.250%), 04/16/2037	1,243,863	0.0
8,602,323 (5)	Ginnie Mae Series 2007-41 SL, 6.613%, (-1.000*US0001M + 6.700%), 07/20/2037	1,850,562	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
926,069 (5)	Ginnie Mae Series 2008-2 SW, 6.463%, (-1.000*US0001M + 6.550%), 01/20/2038	$193,177	0.0
521,089 (5)	Ginnie Mae Series 2008-35 SN, 6.313%, (-1.000*US0001M + 6.400%), 04/20/2038	84,841	0.0
291,344 (5)	Ginnie Mae Series 2008-40 PS, 6.415%, (-1.000*US0001M + 6.500%), 05/16/2038	52,972	0.0
752,516 (5)	Ginnie Mae Series 2009-25 KS, 6.113%, (-1.000*US0001M + 6.200%), 04/20/2039	150,249	0.0
561,231	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	629,443	0.0
538,981	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	600,126	0.0
11,475,974	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	12,357,990	0.1
1,107,571	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,227,441	0.0
1,451,446	Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	1,529,553	0.0
3,087,612	Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	3,384,310	0.1
1,460,225 (5)	Ginnie Mae Series 2010-116 NS, 6.565%, (-1.000*US0001M + 6.650%), 09/16/2040	252,269	0.0
4,299,810 (5)	Ginnie Mae Series 2010-116 SK, 6.533%, (-1.000*US0001M + 6.620%), 08/20/2040	850,406	0.0
5,390,773 (5)	Ginnie Mae Series 2010-149 HS, 6.015%, (-1.000*US0001M + 6.100%), 05/16/2040	531,886	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
462,885	Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	$515,559	0.0
1,741,689 (5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	283,489	0.0
1,007,092 (5)	Ginnie Mae Series 2010-68 MS, 5.763%, (-1.000*US0001M + 5.850%), 06/20/2040	183,111	0.0
1,764,557	Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	1,878,269	0.0
2,591,292 (5)	Ginnie Mae Series 2011-72 SA, 5.265%, (-1.000*US0001M + 5.350%), 05/16/2041	454,575	0.0
2,104,403 (5)	Ginnie Mae Series 2011-73 LS, 6.603%, (-1.000*US0001M + 6.690%), 08/20/2039	100,584	0.0
460,769 (5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	39,239	0.0
3,556,795 (5)	Ginnie Mae Series 2013-111 SA, 6.613%, (-1.000*US0001M + 6.700%), 07/20/2043	695,940	0.0
1,326,975	Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,391,489	0.0
5,204,203 (5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	901,679	0.0
241,522	Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	249,939	0.0
911,418 (5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	45,560	0.0
3,484,535 (5)	Ginnie Mae Series 2014-185 SB, 5.513%, (-1.000*US0001M + 5.600%), 12/20/2044	633,028	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,668,713 (5)	Ginnie Mae Series 2014-3 QS, 6.063%, (-1.000*US0001M + 6.150%), 03/20/2043	$384,532	0.0
5,866,907 (5)	Ginnie Mae Series 2014-3 SU, 5.963%, (-1.000*US0001M + 6.050%), 07/20/2039	1,053,975	0.0
3,821,348 (5)	Ginnie Mae Series 2014-56 SP, 6.115%, (-1.000*US0001M + 6.200%), 12/16/2039	532,516	0.0
8,336,555 (5)	Ginnie Mae Series 2014-58 SG, 5.515%, (-1.000*US0001M + 5.600%), 04/16/2044	1,345,837	0.0
22,542,721 (5)	Ginnie Mae Series 2015-110 MS, 5.623%, (-1.000*US0001M + 5.710%), 08/20/2045	3,636,932	0.1
1,770,600	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,834,354	0.0
20,100,192 (5)	Ginnie Mae Series 2016-160 GS, 6.013%, (-1.000*US0001M + 6.100%), 11/20/2046	4,092,049	0.1
641,299	Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	686,635	0.0
42,892,406 (5)	Ginnie Mae Series 2016-6 SB, 5.563%, (-1.000*US0001M + 5.650%), 01/20/2046	7,328,755	0.1
11,434,602 (5)	Ginnie Mae Series 2017-101 SA, 6.113%, (-1.000*US0001M + 6.200%), 07/20/2047	1,847,291	0.0
21,550,964 (5)	Ginnie Mae Series 2017-163 SH, 6.113%, (-1.000*US0001M + 6.200%), 11/20/2047	4,095,065	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
315,894	Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	$338,330	0.0
1,872,014	Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	1,981,775	0.0
189,020	Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	213,719	0.0
2,494,546	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	2,664,346	0.0
188,343	Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	214,118	0.0
176,532	Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	181,585	0.0
532,322	Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	546,594	0.0
1,349,931	Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,385,607	0.0
28,848,204 (5)	Ginnie Mae Series 2019-159 SM, 5.963%, (-1.000*US0001M + 6.050%), 12/20/2049	5,748,890	0.1
1,081,376	Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,173,307	0.0
71,326	Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	74,159	0.0
798,785	Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	865,744	0.0
416,445	Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	450,801	0.0
299,424	Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	303,464	0.0
28,626,310 (5)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	4,100,942	0.1
29,964,299 (5)	Ginnie Mae Series 2020-32 SG, 6.013%, (-1.000*US0001M + 6.100%), 03/20/2050	6,040,039	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
54,316,495 (5)	Ginnie Mae Series 2020-46 BS, 3.263%, (-1.000*US0001M + 3.350%), 04/20/2050	$4,478,938	0.1
28,500,704 (5)	Ginnie Mae Series 2020-77 JS, 6.013%, (-1.000*US0001M + 6.100%), 10/20/2048	3,318,397	0.1
27,840,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	29,427,634	0.3
102,623,024 (5)	Ginnie Mae Series 2021-139 PI, 2.500%, 08/20/2051	14,963,535	0.2
556,414 (2)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	562,434	0.0
892,382 (2)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	901,404	0.0
2,100,000 (2)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	2,120,622	0.0
1,162,807 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,168,197	0.0
2,907,792 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.423%, 11/25/2049	3,005,794	0.0
1,135,386 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.020%, 03/25/2050	1,163,684	0.0
1,611,609 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.442%, 10/25/2050	1,643,238	0.0
981,792 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.442%, 10/25/2050	962,338	0.0
2,055	GSR Mortgage Loan Trust 2005-5F 8A1, 0.586%, (US0001M + 0.500%), 06/25/2035	2,016	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
146,241	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	$125,307	0.0
1,967,468	HarborView Mortgage Loan Trust 2007-5 A1A, 0.277%, (US0001M + 0.190%), 09/19/2037	1,941,029	0.0
94,961	HomeBanc Mortgage Trust 2004-1 2A, 0.946%, (US0001M + 0.860%), 08/25/2029	94,194	0.0
1,831,312 (2)(3)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,835,653	0.0
735,522	Impac CMB Trust Series 2005-1 M1, 0.776%, (US0001M + 0.690%), 04/25/2035	723,620	0.0
1,946,766	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.506%, (US0001M + 0.420%), 02/25/2046	1,577,813	0.0
158,474 (2)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	159,581	0.0
339,250	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	198,295	0.0
2,232,569 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 2.508%, 07/25/2035	2,262,896	0.0
1,060,615 (2)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.480%, 01/25/2047	1,055,210	0.0
1,891,789 (2)(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.746%, 08/25/2047	1,928,080	0.0
1,381,670 (2)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.796%, 12/25/2048	1,405,880	0.0
1,990,633 (2)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.702%, 06/25/2048	2,017,636	0.0
1,916,156 (2)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.702%, 06/25/2048	1,937,522	0.0
2,529,437 (2)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.702%, 06/25/2048	2,569,642	0.0
2,447,509 (2)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.746%, 09/25/2048	2,501,826	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,110,372 (2)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.744%, 10/25/2048	$2,144,498	0.0
2,845,067 (2)(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.339%, 02/25/2049	2,889,968	0.0
445,008 (2)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	452,272	0.0
2,720,013 (2)(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.270%, 12/25/2049	2,764,432	0.0
632,093 (2)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	644,194	0.0
1,404,658 (2)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,423,141	0.0
1,931,648 (2)(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.490%, 05/25/2050	1,964,530	0.0
1,763,076 (2)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.014%, 10/25/2049	1,837,840	0.0
577,960 (2)(3)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	580,514	0.0
637,016 (2)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	641,102	0.0
1,522,073 (2)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,551,102	0.0
1,262,810 (2)(3)	JP Morgan Mortgage Trust 2020-1 B1, 3.869%, 06/25/2050	1,302,175	0.0
537,356 (2)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	545,479	0.0
535,858 (2)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	544,741	0.0
774,827 (2)(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.896%, 08/25/2050	801,578	0.0
2,096,198 (2)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.642%, 12/25/2050	2,125,528	0.0
977,404 (2)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.561%, 03/25/2051	994,454	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
445,187 (2)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	$457,079	0.0
3,790,373,100 (2)(5)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,690,686	0.1
8,906,644 (5)	Lehman Mortgage Trust 2006-9 2A5, 6.534%, (-1.000*US0001M + 6.620%), 01/25/2037	1,988,244	0.0
13,929,806 (5)	Lehman Mortgage Trust 2006-7 2A4, 6.464%, (-1.000*US0001M + 6.550%), 11/25/2036	3,828,458	0.1
3,100,000 (2)	Mello Warehouse Securitization Trust 2020-1 B, 1.236%, (US0001M + 1.150%), 10/25/2053	3,104,100	0.0
10,250,000 (2)	Mello Warehouse Securitization Trust 2021-1 A, 0.784%, (US0001M + 0.700%), 02/25/2055	10,283,714	0.1
6,150,000 (2)	Mello Warehouse Securitization Trust 2021-1 C, 1.184%, (US0001M + 1.100%), 02/25/2055	6,144,207	0.1
703,926 (2)(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	706,259	0.0
4,208,402	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,235,666	0.1
1,000,000 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	1,005,030	0.0
10,200,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	10,298,135	0.1
2,466,626 (2)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,613,759	0.0
802,698 (2)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	861,366	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (2)	Oaktown Re VI Ltd. 2021-1A M1C, 3.050%, (SOFR30A + 3.000%), 10/25/2033	$1,021,953	0.0
505,393 (2)(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	511,625	0.0
660,732 (2)(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	672,388	0.0
91,144	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	87,376	0.0
1,244,417 (2)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.284%, 02/25/2050	1,260,061	0.0
10,000,000 (2)	Radnor RE 2021-1 M1C Ltd., 2.750%, (SOFR30A + 2.700%), 12/27/2033	10,023,559	0.1
1,354,269 (2)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	1,377,277	0.0
8,764,460	Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	9,550,946	0.1
1,174,861	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,232,746	0.0
286,827	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	312,556	0.0
889,710 (2)(3)	Sequoia Mortgage Trust 2014-3 B3, 3.991%, 10/25/2044	904,540	0.0
1,207,480 (2)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.773%, 05/25/2045	1,223,710	0.0
1,051,429 (2)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.721%, 07/25/2045	1,065,892	0.0
724,797 (2)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.820%, 08/25/2047	734,167	0.0
431,588 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	438,837	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,516,194 (2)(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.456%, 02/25/2048	$2,563,727	0.0
981,133 (2)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	990,272	0.0
151,285 (2)(3)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	152,375	0.0
843,961 (2)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	852,802	0.0
1,954,250 (2)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.652%, 03/25/2050	2,002,031	0.0
2,978,501 (2)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.351%, 04/25/2050	3,022,209	0.0
994,374 (2)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.059%, 07/25/2051	985,730	0.0
1,822,029 (2)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.701%, 10/25/2047	1,843,085	0.0
2,341,838 (2)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.779%, 07/25/2048	2,390,929	0.0
552,257 (3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.352%, 10/20/2035	508,250	0.0
221,415 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.490%, 10/25/2036	217,392	0.0
3,117,200 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.619%, 06/25/2034	3,182,034	0.0
1,761,915	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.106%, (US0001M + 0.510%), 08/25/2045	1,774,804	0.0
63,929,794 (3)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.776%, 08/25/2045	2,713,903	0.0
1,289,572	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.066%, (US0001M + 0.490%), 10/25/2045	1,287,545	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
293,085 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.029%, 10/25/2036	$296,800	0.0
617,487 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.605%, 11/25/2036	618,915	0.0
831,292 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.448%, 12/25/2036	797,459	0.0
1,921,857 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.448%, 12/25/2036	1,843,639	0.0
967,025 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.824%, 08/25/2046	970,608	0.0
1,417,086 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.993%, 12/25/2036	1,430,208	0.0
364,892 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.819%, 03/25/2037	340,399	0.0
1,236,867	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 0.986%, (US0001M + 0.900%), 11/25/2035	1,118,586	0.0
1,126,304	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,084,677	0.0
756,668	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	761,099	0.0
299,262	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	302,528	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,669,215	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.052%, (12MTA + 0.960%), 08/25/2046	$2,462,406	0.0
577,859	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.316%, (US0001M + 0.230%), 01/25/2047	593,432	0.0
1,197,149	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.406%, (US0001M + 0.320%), 01/25/2047	1,242,564	0.0
600,711	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.516%, (US0001M + 0.430%), 06/25/2037	485,490	0.0
699,601	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	703,153	0.0
204,306 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.800%, 04/25/2036	201,026	0.0
1,975,989 (2)(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.545%, 09/25/2049	2,012,898	0.0
756,899 (2)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.763%, 08/20/2045	757,536	0.0
1,234,746 (2)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.763%, 08/20/2045	1,227,907	0.0
	Total Collateralized Mortgage Obligations
	(Cost $1,459,893,447)	1,498,312,367	14.9
U.S. TREASURY OBLIGATIONS: 12.2%
	U.S. Treasury Bonds: 4.3%
58,000	1.250%, 05/15/2050	47,467	0.0
2,699,000	1.375%, 11/15/2040	2,425,305	0.0
268,000 (1)	1.625%, 11/15/2050	240,854	0.0
285,261,000	1.750%, 08/15/2041	272,780,831	2.7
150,905,200	2.375%, 05/15/2051	161,091,301	1.6
		436,585,758	4.3
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 7.9%
60,630,400 (1)	0.125%, 08/31/2023	$60,474,088	0.6
100,000	0.125%, 10/15/2023	99,660	0.0
231,488,500	0.250%, 09/30/2023	231,321,213	2.3
170,305,600 (1)	0.375%, 09/15/2024	169,587,123	1.7
132,000	0.625%, 05/15/2030	123,237	0.0
39,643,500	0.750%, 08/31/2026	39,225,385	0.4
45,479,000	0.875%, 09/30/2026	45,237,393	0.5
51,386,600	1.125%, 08/31/2028	50,788,428	0.5
2,336,000	1.125%, 02/15/2031	2,263,000	0.0
115,388,200	1.250%, 09/30/2028	114,910,421	1.1
77,345,600 (1)	1.250%, 08/15/2031	75,478,429	0.8
		789,508,377	7.9
	Total U.S. Treasury Obligations
	(Cost $1,242,753,221)	1,226,094,135	12.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
	Federal Home Loan Mortgage Corporation: 2.3%(7)
3,178	2.047%, (US0012M + 1.773%), 05/01/2037	3,376	0.0
358,886	2.500%, 05/01/2030	377,669	0.0
645,728	2.500%, 05/01/2030	678,633	0.0
796,485	2.500%, 06/01/2030	839,317	0.0
980,029	3.000%, 11/01/2042	1,047,026	0.0
1,074,507	3.000%, 02/01/2043	1,147,306	0.0
1,381,926	3.000%, 03/01/2045	1,485,499	0.0
1,036,000	3.000%, 03/01/2045	1,110,603	0.0
2,986,326	3.000%, 04/01/2045	3,201,416	0.0
3,273,983	3.000%, 04/01/2045	3,519,223	0.0
1,444,613	3.000%, 10/01/2046	1,552,919	0.0
12,484,617	3.000%, 10/01/2046	13,315,055	0.1
4,560,835	3.000%, 03/01/2048	4,861,858	0.1
5,695,415	3.000%, 03/01/2048	6,095,172	0.1
13,797,665	3.000%, 08/01/2048	14,618,648	0.2
5,000,204	3.500%, 01/01/2045	5,412,025	0.1
1,551,401	3.500%, 03/01/2045	1,683,110	0.0
13,099,824	3.500%, 12/01/2046	14,119,991	0.1
7,309,776	3.500%, 12/01/2046	7,960,034	0.1
5,470,922	3.500%, 04/01/2047	5,992,507	0.1
4,403,880	3.500%, 07/01/2047	4,685,426	0.1
4,046,757	3.500%, 10/01/2047	4,311,460	0.0
15,259,610	3.500%, 01/01/2048	16,391,684	0.2
2,031,955	3.500%, 03/01/2048	2,191,106	0.0
36,079,140	3.500%, 03/01/2048	39,396,524	0.4
23,619,118	3.500%, 11/01/2048	25,811,270	0.3
501,638	4.000%, 10/01/2041	550,956	0.0
829,328	4.000%, 12/01/2041	915,068	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
2,105,661	4.000%, 08/01/2044	$2,329,745	0.0
614,881	4.000%, 07/01/2045	673,571	0.0
1,126,639	4.000%, 09/01/2045	1,230,257	0.0
1,452,936	4.000%, 09/01/2045	1,593,349	0.0
2,179,624	4.000%, 09/01/2045	2,379,210	0.0
14,952,908	4.000%, 11/01/2045	16,334,033	0.2
1,587,487	4.000%, 05/01/2046	1,727,425	0.0
1,019,677	4.000%, 05/01/2047	1,103,959	0.0
6,214,926	4.000%, 11/01/2047	6,691,153	0.1
377,404	4.000%, 03/01/2048	406,299	0.0
5,667,724	4.000%, 06/01/2048	6,313,508	0.1
282,219	4.500%, 08/01/2041	317,429	0.0
699,930	4.500%, 09/01/2041	782,529	0.0
560,059	4.500%, 10/01/2041	626,058	0.0
1,389,138	4.500%, 03/01/2044	1,558,841	0.0
2,397,616	4.500%, 02/01/2048	2,607,879	0.0
524,605	4.500%, 06/01/2048	569,448	0.0
51,099	5.000%, 01/01/2041	57,545	0.0
336,502	5.000%, 04/01/2041	378,921	0.0
18,270	5.500%, 07/01/2037	21,171	0.0
1,146,175	5.500%, 11/01/2038	1,315,547	0.0
1,106	6.000%, 12/01/2028	1,242	0.0
13,255	6.000%, 01/01/2029	14,889	0.0
2,009	6.500%, 01/01/2024	2,258	0.0
3,219	6.500%, 12/01/2031	3,651	0.0
347,290	6.500%, 09/01/2034	395,810	0.0
790	7.000%, 03/01/2032	837	0.0
		232,711,445	2.3
	Federal National Mortgage Association: 0.3%(7)
25,973	1.637%, (US0012M + 1.486%), 07/01/2035	26,202	0.0
3,401,610	3.500%, 01/01/2044	3,680,783	0.1
4,881,020	4.000%, 12/01/2046	5,367,520	0.1
1,724,876	4.500%, 09/01/2047	1,984,368	0.0
11,387,808	5.000%, 08/01/2056	13,304,448	0.1
78,013	6.000%, 05/01/2038	83,652	0.0
		24,446,973	0.3
	Government National Mortgage Association: 2.4%
10,000,000	2.500%, 09/20/2051	10,341,388	0.1
100,306,000 (8)	2.500%, 11/15/2051	103,373,952	1.0
9,401,967	3.000%, 10/20/2049	9,976,038	0.1
6,151,079	3.000%, 11/20/2049	6,527,175	0.1
19,120,000 (8)	3.000%, 11/15/2051	19,943,803	0.2
647,444	3.500%, 07/20/2046	684,508	0.0
4,756,253	3.500%, 07/20/2046	5,064,251	0.1
1,135,739	3.500%, 10/20/2046	1,233,765	0.0
547,942	3.500%, 02/20/2047	578,367	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
399,966	3.500%, 03/20/2047	$422,654	0.0
478,280	3.500%, 07/20/2047	506,713	0.0
871,120	3.500%, 08/20/2047	929,221	0.0
1,250,006	3.500%, 09/20/2047	1,326,747	0.0
9,192,109	3.500%, 12/20/2047	9,816,349	0.1
5,401,375	3.500%, 01/20/2048	5,770,007	0.1
8,716,273	3.500%, 02/20/2048	9,391,206	0.1
4,589,874	3.500%, 02/20/2048	4,898,613	0.0
861,634	3.500%, 03/20/2048	928,800	0.0
21,093,550	3.500%, 03/20/2048	22,592,379	0.2
161,482	4.000%, 11/20/2040	177,115	0.0
1,011,260	4.000%, 03/20/2046	1,097,537	0.0
13,952,977	4.000%, 09/20/2047	14,955,983	0.2
7,433,273	4.000%, 02/20/2050	7,881,759	0.1
234,895	4.500%, 10/15/2039	268,837	0.0
146,286	4.500%, 11/15/2039	167,580	0.0
168,406	4.500%, 11/15/2039	192,904	0.0
51,488	4.500%, 12/15/2039	58,928	0.0
46,622	4.500%, 08/20/2041	52,132	0.0
1,460,437	4.500%, 09/15/2047	1,639,098	0.0
10,737 (3)	5.500%, 03/20/2060	11,752	0.0
		240,809,561	2.4
	Uniform Mortgage-Backed Securities: 4.8%
741,000 (8)	2.000%, 11/15/2036	762,188	0.0
188,894,000 (8)	2.000%, 11/15/2051	189,078,468	1.9
1,034,813	2.500%, 05/01/2030	1,086,956	0.0
1,587,555	2.500%, 06/01/2030	1,665,461	0.0
2,160,349	2.500%, 06/01/2030	2,264,864	0.0
926,012	2.500%, 07/01/2030	972,787	0.0
32,270,000 (8)	2.500%, 11/15/2051	33,211,628	0.4
1,426,038	3.000%, 08/01/2030	1,513,506	0.0
712,928	3.000%, 09/01/2030	756,494	0.0
2,422,692	3.000%, 04/01/2043	2,586,434	0.0
2,029,123	3.000%, 07/01/2043	2,165,972	0.0
635,446	3.000%, 08/01/2043	686,855	0.0
431,909	3.000%, 09/01/2043	460,706	0.0
7,027,874	3.000%, 04/01/2045	7,552,008	0.1
1,345,582	3.000%, 08/01/2046	1,446,004	0.0
3,172,908	3.000%, 08/01/2046	3,400,382	0.1
886,003	3.000%, 11/01/2046	956,117	0.0
2,210,089	3.000%, 12/01/2046	2,348,501	0.0
9,409,534	3.000%, 12/01/2046	10,075,149	0.1
16,693,176	3.000%, 01/01/2047	17,648,088	0.2
3,954,415	3.000%, 02/01/2047	4,190,699	0.1
4,521,619	3.000%, 03/01/2047	4,789,892	0.1
3,990,987	3.000%, 07/01/2047	4,213,365	0.1
21,347,079	3.500%, 06/01/2034	22,963,620	0.3
2,465,054	3.500%, 10/01/2042	2,670,247	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,163,272	3.500%, 04/01/2043	$1,267,515	0.0
3,510,764	3.500%, 08/01/2043	3,825,372	0.1
2,192,599	3.500%, 03/01/2044	2,384,389	0.0
253,041	3.500%, 01/01/2046	276,261	0.0
387,606	3.500%, 02/01/2046	423,174	0.0
175,549	3.500%, 02/01/2046	191,657	0.0
15,355,906	3.500%, 08/01/2046	16,717,167	0.2
1,099,289	3.500%, 08/01/2047	1,171,100	0.0
1,573,131	3.500%, 09/01/2047	1,670,591	0.0
17,955,248	3.500%, 11/01/2047	19,617,027	0.2
593,912	3.500%, 12/01/2047	632,644	0.0
1,049,028	3.500%, 02/01/2048	1,118,991	0.0
1,225,425	3.500%, 05/01/2048	1,299,287	0.0
10,850,455	3.500%, 07/01/2048	11,847,917	0.1
2,573,307	3.500%, 10/01/2049	2,817,891	0.0
186,708	4.000%, 03/01/2042	204,655	0.0
1,242,046	4.000%, 07/01/2042	1,374,562	0.0
225,927	4.000%, 07/01/2042	249,992	0.0
324,033	4.000%, 07/01/2042	348,204	0.0
573,039	4.000%, 09/01/2043	635,580	0.0
11,374,897	4.000%, 01/01/2045	12,817,171	0.1
1,774,034	4.000%, 01/01/2045	1,953,981	0.0
1,228,199	4.000%, 03/01/2045	1,355,323	0.0
4,961,681	4.000%, 05/01/2045	5,435,720	0.1
1,104,192	4.000%, 06/01/2045	1,217,033	0.0
1,257,654	4.000%, 11/01/2045	1,391,339	0.0
3,729,933	4.000%, 02/01/2046	4,111,190	0.1
6,712,947	4.000%, 07/01/2047	7,305,324	0.1
695,857	4.000%, 08/01/2047	750,083	0.0
2,167,556	4.000%, 08/01/2047	2,335,231	0.0
288,438	4.000%, 03/01/2048	309,888	0.0
897,872	4.000%, 03/01/2048	967,368	0.0
5,113,792	4.000%, 09/01/2048	5,540,199	0.1
13,188,986	4.000%, 04/01/2049	14,344,100	0.2
1,459,818	4.250%, 11/01/2043	1,625,652	0.0
264,082	4.500%, 11/01/2040	293,607	0.0
1,920,031	4.500%, 11/01/2040	2,145,136	0.0
131,395	4.500%, 11/01/2040	146,776	0.0
3,141	4.500%, 12/01/2040	3,522	0.0
4,871	4.500%, 12/01/2040	5,445	0.0
5,247	4.500%, 01/01/2041	5,826	0.0
3,481	4.500%, 01/01/2041	3,862	0.0
248,315	4.500%, 10/01/2041	276,744	0.0
264,758	4.500%, 10/01/2044	287,729	0.0
580,250	4.500%, 12/01/2045	637,856	0.0
820,743	4.500%, 04/01/2047	895,537	0.0
3,255,995	4.500%, 04/01/2047	3,611,659	0.1
194,739	4.500%, 04/01/2047	210,669	0.0
2,131,515	4.500%, 04/01/2047	2,350,072	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,436,322	4.500%, 04/01/2047	$2,675,547	0.0
999,925	4.500%, 05/01/2047	1,099,531	0.0
1,794,073	4.500%, 05/01/2047	1,956,414	0.0
1,523,094	4.500%, 05/01/2047	1,706,555	0.0
1,133,762	4.500%, 05/01/2047	1,263,791	0.0
1,546,900	4.500%, 05/01/2047	1,706,443	0.0
919,865	4.500%, 06/01/2047	1,003,394	0.0
1,242,644	4.500%, 06/01/2047	1,354,874	0.0
933,301	4.500%, 06/01/2047	1,039,740	0.0
2,549,494	4.500%, 07/01/2047	2,781,502	0.0
431,150	4.500%, 08/01/2047	470,754	0.0
71,891	5.000%, 06/01/2033	81,818	0.0
15,985	5.000%, 09/01/2033	17,885	0.0
48,250	5.000%, 11/01/2033	54,958	0.0
14,758	5.000%, 03/01/2034	16,501	0.0
16,613	5.000%, 03/01/2034	18,897	0.0
112,276	5.000%, 02/01/2035	127,995	0.0
69,204	5.000%, 06/01/2035	78,841	0.0
4,114	5.000%, 06/01/2035	4,690	0.0
41,283	5.000%, 07/01/2035	47,065	0.0
252,474	5.000%, 08/01/2035	288,073	0.0
337,714	5.000%, 10/01/2035	385,051	0.0
14,211	5.000%, 10/01/2035	16,153	0.0
194,132	5.000%, 02/01/2036	221,681	0.0
2,868	5.000%, 03/01/2036	3,274	0.0
36,253	5.000%, 03/01/2036	41,366	0.0
5,542	5.000%, 05/01/2036	6,299	0.0
3,896	5.000%, 06/01/2036	4,444	0.0
152,360	5.000%, 07/01/2036	173,464	0.0
84,433	5.000%, 11/01/2040	95,122	0.0
49,010	5.000%, 05/01/2041	56,036	0.0
321,866	5.000%, 06/01/2041	365,662	0.0
146,647	5.000%, 06/01/2041	166,188	0.0
97,181	5.500%, 03/01/2037	111,134	0.0
103,974	5.500%, 06/01/2039	121,170	0.0
938,730	5.500%, 10/01/2039	1,088,541	0.0
40,430	6.000%, 09/01/2036	45,395	0.0
244	6.500%, 02/01/2028	275	0.0
509	6.500%, 09/01/2031	572	0.0
134	6.500%, 09/01/2031	151	0.0
14,335	6.500%, 11/01/2031	16,375	0.0
5,492	6.500%, 04/01/2032	6,177	0.0
1,217	6.500%, 08/01/2032	1,387	0.0
3,934	6.500%, 08/01/2032	4,424	0.0
5,431	7.000%, 12/01/2027	5,503	0.0
822	7.000%, 10/01/2031	839	0.0
602	7.000%, 03/01/2032	623	0.0
865	7.500%, 09/01/2030	997	0.0
2,970	7.500%, 09/01/2031	3,491	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
13,096	7.500%, 02/01/2032	$14,903	0.0
		480,626,374	4.8
	Total U.S. Government Agency Obligations
	(Cost $941,898,367)	978,594,353	9.8
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.9%
6,240,000 (2)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.837%, (US0001M + 1.750)%, 12/18/2037	6,209,918	0.1
5,310,000 (2)(6)(9)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	5,135,182	0.1
4,656,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	4,442,921	0.0
34,701,905 (3)(5)	BANK 2017-BNK4 XA, 1.545%, 05/15/2050	1,930,436	0.0
167,655,000 (3)(5)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	1,750,469	0.0
3,600,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	3,278,778	0.0
201,119,945 (3)(5)	BANK 2018-BNK14 XA, 0.660%, 09/15/2060	5,499,504	0.1
19,110,000 (2)(3)(5)	BANK 2018-BNK14 XD, 1.755%, 09/15/2060	1,910,388	0.0
24,466,971 (3)(5)	BANK 2019-BNK16 XA, 1.118%, 02/15/2052	1,401,517	0.0
5,210,000 (2)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,860,584	0.1
99,969,399 (3)(5)	Bank 2019-BNK19 XA, 1.090%, 08/15/2061	6,447,366	0.1
6,248,321 (3)(5)	BANK 2020-BNK30 XA, 1.440%, 12/15/2053	586,582	0.0
92,840,000 (2)(3)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	2,112,797	0.0
8,200,000 (2)	BBCMS Trust 2021-AGW E, 3.234%, (US0001M + 3.150)%, 06/15/2036	8,217,507	0.1
20,451,768 (3)(5)	BBCMS Trust 2021-C10 XA, 1.433%, 07/15/2054	2,036,078	0.0
3,228,254 (2)	BCRR 2016-FRR3 E Trust, 2.025%, (US0001M + 18.348)%, 05/26/2026	2,963,343	0.0
2,620,000 (2)(3)	Benchmark 2018-B3 D Mortgage Trust, 3.207%, 04/10/2051	2,457,263	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
54,205,233 (3)(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.201%, 08/15/2052	$3,239,635	0.0
7,470,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	7,173,602	0.1
36,416,056 (3)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.207%, 03/15/2052	2,374,822	0.0
92,627,140 (3)(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	7,801,743	0.1
8,640,000 (2)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	8,821,520	0.1
1,000,000 (2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,013,839	0.0
110,434,080 (3)(5)	Benchmark 2020-B19 XA Mortgage Trust, 1.890%, 09/15/2053	11,774,040	0.1
60,266,494 (3)(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.739%, 10/15/2053	6,446,490	0.1
47,625,376 (3)(5)	Benchmark 2020-B21 xa Mortgage Trust, 1.569%, 12/17/2053	5,075,136	0.1
10,000,000 (2)(3)	Benchmark 2021-B25 E Mortgage Trust, 2.000%, 04/15/2054	7,615,775	0.1
4,978,947 (3)(5)	Benchmark 2021-B28 XA Mortgage Trust, 1.406%, 08/15/2054	493,336	0.0
11,041,000 (2)(6)(9)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	8,499,981	0.1
8,000,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,140,441	0.1
5,414,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.523%, 05/25/2052	4,981,595	0.1
11,483,081 (2)	BX Commercial Mortgage Trust 2020-BXLP F, 2.084%, (US0001M + 2.000)%, 12/15/2036	11,511,515	0.1
4,000,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 2.434%, (US0001M + 2.350)%, 02/15/2038	4,027,753	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,000,000 (2)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	$6,428,501	0.1
6,300,000 (2)(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	6,513,016	0.1
15,000,000 (2)	BX Trust 2021-SOAR E, 2.434%, (US0001M + 2.350)%, 06/15/2038	15,079,719	0.2
3,340,000 (3)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.538%, 11/15/2050	3,643,088	0.0
92,785,665 (3)(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.148%, 11/15/2050	3,860,357	0.0
22,439,185 (3)(5)	CD 2016-CD1 Mortgage Trust XA, 1.525%, 08/10/2049	1,225,431	0.0
45,113,000 (2)(3)(5)	CD 2016-CD1 Mortgage Trust XB, 0.842%, 08/10/2049	1,434,625	0.0
33,117,260 (3)(5)	CD 2017-CD4 Mortgage Trust XA, 1.434%, 05/10/2050	1,675,382	0.0
7,745,000 (2)(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.581%, 08/10/2049	6,361,369	0.1
37,329,390 (3)(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.057%, 07/10/2049	2,770,229	0.0
78,936,146 (3)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	3,645,484	0.0
39,679,944 (3)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.037%, 09/15/2050	1,763,174	0.0
78,139,515 (3)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.692%, 06/10/2051	2,948,532	0.0
5,000,000 (2)(3)	Citigroup Commercial Mortgage Trust 2020-420K E, 3.422%, 11/10/2042	4,669,520	0.1
27,154,392 (3)(5)	COMM 2012-CR2 XA, 1.773%, 08/15/2045	202,928	0.0
30,422,063 (3)(5)	COMM 2012-CR4 XA, 1.840%, 10/15/2045	368,025	0.0
27,260,000 (2)(3)(5)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	174,101	0.0
25,195,619 (2)(3)(5)	COMM 2012-LC4 XA, 2.230%, 12/10/2044	1,401	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,640,000 (2)(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	$4,595,636	0.1
9,645,000 (2)(3)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	8,854,389	0.1
107,425,887 (2)(3)(5)	COMM 2015-PC1 XA, 0.611%, 07/10/2050	1,189,967	0.0
920,000 (3)	COMM 2016-COR1 C, 4.510%, 10/10/2049	987,387	0.0
63,270,470 (3)(5)	COMM 2016-CR28 XA, 0.792%, 02/10/2049	1,496,714	0.0
35,676,584 (3)(5)	COMM 2017-COR2 XA, 1.306%, 09/10/2050	2,046,609	0.0
2,000,000 (2)(3)	COMM 2019-GC44 180B Mortgage Trust, 3.513%, 08/15/2057	1,941,797	0.0
8,261,000 (2)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	8,031,338	0.1
4,100,000 (2)(3)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,317,463	0.0
5,421,000 (3)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	5,255,950	0.1
4,340,000 (2)(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.246%, 11/15/2050	4,009,143	0.0
5,010,444 (2)	CSWF 2018-TOP E, 2.334%, (US0001M + 2.250)%, 08/15/2035	5,024,860	0.1
3,900,000 (2)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317)%, 06/15/2034	3,900,456	0.0
10,000,000 (2)	CSWF 2021-SOP2 E, 3.451%, (US0001M + 3.367)%, 06/15/2034	9,986,405	0.1
11,513,955 (2)(4)	DBUBS 2011-LC2A F Mortgage Trust, 3.736%, (US0001M + 3.650)%, 07/10/2044	9,326,304	0.1
4,460,000 (2)(3)	DBJPM 16-C3 Mortgage Trust, 3.625%, 08/10/2049	3,809,205	0.0
4,500,000 (2)(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	4,578,530	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,845,808	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	$2,967,907	0.0
10,456,968 (2)(3)(5)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	741,936	0.0
42,047,111 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	471,041	0.0
31,879,545 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	781,817	0.0
9,778,908 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	958,488	0.0
23,395,388 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	2,910,751	0.0
68,802,242 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	7,967,334	0.1
110,810,410 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 1.054%, 09/25/2030	8,232,294	0.1
101,405,201 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.027%, 09/25/2030	7,306,387	0.1
41,066,156 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.866%, 12/25/2030	2,499,097	0.0
13,360,674 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	2,180,954	0.0
223,355,545 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.406%, 02/25/2030	4,783,472	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
77,897,404 (3)(5)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.537%, 04/25/2030	$2,064,998	0.0
7,149,289 (2)	FREMF 2018-KBF2 C Mortgage Trust, 4.583%, (US0001M + 4.500)%, 10/25/2025	7,170,361	0.1
6,000,000 (2)	FREMF 2019-KBF3 C Mortgage Trust, 4.833%, (US0001M + 4.750)%, 01/25/2029	6,056,723	0.1
81,442,526 (2)(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,401	0.0
62,235,237 (2)(6)(9)	FREMF 2016-K55 D Mortgage Trust, 0.000%, 04/25/2049	47,893,674	0.5
5,000,000 (2)(3)	FRR Re-REMIC Trust 2018-C1 B725, 3.003%, 02/27/2050	5,022,470	0.1
5,000,000 (2)(3)(6)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	4,612,328	0.1
8,971,340 (2)(3)	FRR Re-REMIC Trust 2018-C1 CK43, 3.530%, 02/27/2048	7,956,372	0.1
12,584,000 (2)(6)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 07/28/2027	9,855,805	0.1
15,763,000 (2)(6)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 12/29/2027	12,091,331	0.1
4,400,000 (2)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.184%, (US0001M + 2.100)%, 07/15/2035	4,085,394	0.0
6,140,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	3,559,419	0.0
44,624,015 (3)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.190%, 11/10/2046	775,659	0.0
55,507,080 (3)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.104%, 06/10/2047	1,025,749	0.0
6,607,522	GS Mortgage Securities Trust 2014-GC24 A4, 3.666%, 09/10/2047	6,980,419	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
59,829,994 (3)(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.708%, 11/10/2049	$1,364,614	0.0
69,334,346 (3)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.173%, 05/10/2050	3,615,550	0.0
78,019,626 (3)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.119%, 02/10/2052	4,702,165	0.1
13,220,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	13,464,967	0.1
10,120,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	10,180,673	0.1
3,420,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	3,661,128	0.0
8,876,823 (3)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.814%, 04/15/2047	110,602	0.0
930,000 (2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.534%, (US0001M + 2.450)%, 04/15/2038	933,617	0.0
2,400,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.712%, 07/15/2046	2,467,627	0.0
4,500,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,456,099	0.0
29,977,401 (3)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.156%, 06/15/2045	84,692	0.0
5,550,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	5,493,805	0.1
7,345,454 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	7,016,458	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,556,586 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	$17,024,796	0.2
5,000,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 4.723%, 07/15/2047	4,551,689	0.0
87,063,080 (3)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.808%, 12/15/2049	2,009,851	0.0
10,720,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	10,303,291	0.1
6,363,797 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.362%, 11/15/2045	6,690,196	0.1
7,840,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	7,937,418	0.1
6,470,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,235,113	0.1
1,239,829 (3)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.104%, 10/15/2048	31,946	0.0
2,000,000 (2)	KNDL 2019-KNSQ F Mortgage Trust, 2.084%, (US0001M + 2.000)%, 05/15/2036	1,983,397	0.0
1,597,548 (2)(3)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.525%, 11/15/2038	5,170	0.0
600,000 (2)	Life 2021-BMR F Mortgage Trust, 2.434%, (US0001M + 2.350)%, 03/15/2038	602,931	0.0
7,160,000 (2)(3)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.317%, 04/20/2048	7,160,182	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
43,193,149 (2)(3)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.095%, 03/10/2050	$1,035,616	0.0
6,472,490 (2)	MBRT 2019-MBR H1, 4.084%, (US0001M + 4.000)%, 11/15/2036	6,467,743	0.1
3,206,315 (2)	Merit 2020-Hill E, 3.184%, (US0001M + 3.100)%, 08/15/2037	3,222,967	0.0
8,541,000 (2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.665%, (SOFR30A + 2.500)%, 07/15/2036	8,549,005	0.1
3,000,000 (2)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.757%, 11/15/2045	2,859,937	0.0
4,340,000 (2)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.061%, 11/15/2046	4,197,566	0.0
69,158,251 (3)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.116%, 12/15/2047	1,754,268	0.0
3,470,000 (2)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.062%, 04/15/2047	3,604,991	0.0
2,330,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	2,155,653	0.0
14,914,000 (2)(4)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	3,728,500	0.0
7,455,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,168,624	0.1
4,670,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	4,292,379	0.0
46,173,726 (3)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.922%, 12/15/2050	1,852,222	0.0
31,878,558 (3)(5)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.356%, 06/15/2054	2,785,010	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,130,000 (2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	$6,101,308	0.1
2,210,000 (2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,221,465	0.0
110,000 (2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	110,101	0.0
7,680,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	8,135,548	0.1
5,280,000 (2)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	4,653,479	0.1
9,020,000 (2)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	5,772,651	0.1
2,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,683,028	0.0
6,000,000 (2)(6)(9)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,607,838	0.1
3,270,000 (2)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.965%, 11/15/2044	3,278,705	0.0
12,517,000 (2)(3)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.935%, 08/15/2045	78,928	0.0
12,946,000 (2)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.381%, 03/15/2045	10,471,736	0.1
3,920,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,559,816	0.0
74,520,581 (3)(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.944%, 11/15/2047	1,662,487	0.0
8,852,025 (2)(3)(5)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.017%, 11/15/2045	110,060	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	$1,787,459	0.0
	Total Commercial Mortgage-Backed Securities
	(Cost $701,923,852)	693,299,539	6.9
ASSET-BACKED SECURITIES: 15.8%
	Automobile Asset-Backed Securities: 0.8%
5,950,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,172,228	0.1
8,440,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,782,181	0.1
5,750,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,879,437	0.1
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,191,326	0.1
8,300,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,476,660	0.1
750,000	CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	752,967	0.0
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,560,712	0.0
550,000	Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	548,807	0.0
3,030,000	Exeter Automobile Receivables Trust 2020-3A C, 1.320%, 07/15/2025	3,063,397	0.0
307,939	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	310,561	0.0
2,423,500	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,439,364	0.0
7,550,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,710,495	0.1
4,550,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,641,479	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,150,000	Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	$4,177,657	0.0
10,900,000	Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	10,902,681	0.1
6,050,000 (2)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	6,058,253	0.1
		76,668,205	0.8
	Credit Card Asset-Backed Securities: 0.0%
600,000	Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	615,474	0.0

	Home Equity Asset-Backed Securities: 0.2%
3,193,175 (2)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,080,607	0.1
5,615,437	Freddie Mac Structured Pass Through Certificates T-31 A7, 0.336%, (US0001M + 0.250)%, 05/25/2031	5,597,451	0.1
3,076,324 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,724,936	0.0
179,912 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.801%, 12/25/2036	148,148	0.0
653,519	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.406%, (US0001M + 0.160)%, 02/25/2037	655,645	0.0
792,813	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.546%, (US0001M + 0.230)%, 02/25/2037	785,925	0.0
1,898,393 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,037,422	0.0
		14,030,134	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: 13.5%
9,500,000 (2)	AGL CLO 5 Ltd. 2020-5A A1R, 1.311%, (US0003M + 1.160)%, 07/20/2034	$9,505,111	0.1
6,750,000 (2)	AIG CLO 2021-1A C, 1.934%, (US0003M + 1.750)%, 04/22/2034	6,754,138	0.1
8,850,000 (2)	Aimco CLO 11 Ltd. 2020-11A A2, 1.426%, (US0003M + 1.300)%, 10/15/2031	8,850,611	0.1
10,000,000 (2)	Allegany Park CLO Ltd. 2019-1A A, 1.464%, (US0003M + 1.330)%, 01/20/2033	10,009,590	0.1
1,056,413 (2)(3)(4)(5)(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
1,850,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950)%, 04/14/2029	1,838,550	0.0
9,975,646 (2)	AMMC CLO 15 Ltd. 2014-15A ARR, 1.386%, (US0003M + 1.260)%, 01/15/2032	9,976,504	0.1
3,900,000 (2)	Apidos CLO XII 2013-12A AR, 1.206%, (US0003M + 1.080)%, 04/15/2031	3,899,992	0.0
500,000 (2)	Apidos CLO XII 2013-12A CR, 1.926%, (US0003M + 1.800)%, 04/15/2031	500,035	0.0
20,000,000 (2)	Apidos CLO XXXII 2019-32A A1, 1.454%, (US0003M + 1.320)%, 01/20/2033	20,011,120	0.2
10,000,000 (2)	Apidos CLO XXXV 2021-35A C, 1.849%, (US0003M + 1.650)%, 04/20/2034	10,003,000	0.1
4,405,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,501,945	0.0
2,029,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	2,140,076	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,277,494 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	$2,333,689	0.0
4,376,628 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	4,414,571	0.0
7,227,000 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,533,847	0.1
10,000,000 (2)	ARES XLVI CLO Ltd. 2017-46A A2, 1.356%, (US0003M + 1.230)%, 01/15/2030	9,960,580	0.1
3,890,000 (2)	Babson CLO Ltd. 2017-1A A2, 1.484%, (US0003M + 1.350)%, 07/18/2029	3,890,066	0.0
6,361,000 (2)	Babson CLO Ltd. 2018-3A A2, 1.434%, (US0003M + 1.300)%, 07/20/2029	6,361,127	0.1
9,600,000 (2)	Bardot CLO Ltd. 2019-2A A2, 1.788%, (US0003M + 1.650)%, 10/22/2032	9,600,000	0.1
3,750,000 (2)	Barings Clo Ltd. 2019-4A C, 2.926%, (US0003M + 2.800)%, 01/15/2033	3,755,779	0.0
4,250,000 (2)	Beechwood Park CLO Ltd. 2019-1A A1, 1.464%, (US0003M + 1.330)%, 01/17/2033	4,255,040	0.0
6,500,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.284%, (US0003M + 2.150)%, 01/20/2032	6,488,163	0.1
13,900,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A A1, 1.293%, (US0003M + 1.080)%, 04/25/2034	13,908,660	0.1
4,600,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A C, 2.413%, (US0003M + 2.200)%, 04/25/2034	4,612,816	0.1
15,250,000 (2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.334%, (US0003M + 1.200)%, 01/20/2031	15,229,977	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
11,560,000 (2)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.284%, (US0003M + 2.150)%, 04/20/2034	$11,559,931	0.1
2,500,000 (2)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.376%, (US0003M + 1.250)%, 10/15/2030	2,500,830	0.0
5,000,000 (2)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.284%, (US0003M + 1.150)%, 04/20/2031	4,972,645	0.1
17,350,000 (2)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.476%, (US0003M + 1.350)%, 01/15/2033	17,361,590	0.2
5,350,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000)%, 04/15/2034	5,341,686	0.1
6,500,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,762,911	0.1
7,570,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 1.304%, (US0003M + 1.170)%, 07/20/2034	7,574,073	0.1
4,400,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 2.134%, (US0003M + 2.000)%, 07/20/2034	4,403,120	0.0
6,600,000 (2)	California Street CLO IX L.P. 2012-9A CR3, 2.619%, (US0003M + 2.500)%, 07/16/2032	6,600,686	0.1
10,000,000 (2)	Carbone CLO Ltd. 2017-1A A1, 1.274%, (US0003M + 1.140)%, 01/20/2031	10,003,650	0.1
689,945 (2)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.175%, (US0003M + 1.050)%, 05/15/2031	689,081	0.0
27,000,000 (2)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.274%, (US0003M + 1.140)%, 04/20/2034	27,025,164	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,250,000 (2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.264%, (US0003M + 1.130)%, 04/17/2031	$3,250,237	0.0
11,000,000 (2)	Carlyle US CLO 2017-3A BR Ltd., 2.134%, (US0003M + 2.000)%, 07/20/2029	11,000,000	0.1
10,000,000 (2)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 2.138%, (US0003M + 2.000)%, 07/23/2034	10,007,130	0.1
21,700,000 (2)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.298%, (US0003M + 1.160)%, 07/23/2034	21,711,740	0.2
12,400,000 (2)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 1.239%, (US0003M + 1.150)%, 10/17/2034	12,427,206	0.1
11,200,000 (2)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 1.539%, (US0003M + 1.450)%, 10/17/2034	11,199,989	0.1
37,149	Chase Funding Trust Series 2003-5 2A2, 0.686%, (US0001M + 0.600)%, 07/25/2033	36,105	0.0
2,150,000 (2)	CIFC Funding 2017-2A CR Ltd., 1.984%, (US0003M + 1.850)%, 04/20/2030	2,150,133	0.0
3,000,000 (2)	CIFC Funding 2017-5A A1, 1.314%, (US0003M + 1.180)%, 11/16/2030	3,000,684	0.0
11,380,000 (2)	CIFC Funding 2019-6A A1 Ltd., 1.456%, (US0003M + 1.330)%, 01/16/2033	11,386,908	0.1
3,000,000 (2)	CIFC Funding 2019-6A A2 Ltd., 1.876%, (US0003M + 1.750)%, 01/16/2033	3,005,106	0.0
6,000,000 (2)	CIFC Funding 2020-3A A2 Ltd., 1.734%, (US0003M + 1.600)%, 10/20/2031	6,001,548	0.1
7,300,000 (2)	CIFC Funding 2021-IA A1 Ltd., 1.235%, (US0003M + 1.110)%, 04/25/2033	7,299,985	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,981,500 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	$3,005,751	0.0
9,418,809 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	9,320,235	0.1
4,655,000 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,073,234	0.1
2,401,000 (2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,519,534	0.0
4,200,000 (2)	Deer Creek Clo Ltd. 2017-1A A, 1.314%, (US0003M + 1.180)%, 10/20/2030	4,201,323	0.0
7,000,000 (2)	Dewolf Park Clo Ltd. 2017-1A A, 1.336%, (US0003M + 1.210)%, 10/15/2030	7,000,105	0.1
2,577,125 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,794,706	0.0
8,175,500 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	8,817,775	0.1
12,169,500 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	12,886,639	0.1
5,703,750 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,130,641	0.1
2,273,625 (2)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,416,998	0.0
5,450,000 (2)	DRIVEN BRANDS FUNDING LLC 2021-1A A2, 2.791%, 10/20/2051	5,450,000	0.1
6,400,000 (2)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.184%, (US0003M + 2.050)%, 07/18/2030	6,401,766	0.1
11,400,000 (2)	Dryden 75 CLO Ltd. 2019-75A CR2, 1.926%, (US0003M + 1.800)%, 04/15/2034	11,390,846	0.1
8,850,000 (2)	Dryden 78 CLO Ltd. 2020-78A A, 1.314%, (US0003M + 1.180)%, 04/17/2033	8,857,319	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,900,000 (2)	Dryden Senior Loan Fund 2021-92A A, 1.269%, (US0003M + 1.150)%, 11/20/2034	$5,900,289	0.1
5,565,000 (2)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.325%, (US0003M + 1.200)%, 08/15/2030	5,566,402	0.1
8,000,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 1.384%, (US0003M + 1.250)%, 01/20/2030	8,000,072	0.1
16,000,000 (2)	Elevation CLO 2014-2A A1R Ltd., 1.356%, (US0003M + 1.230)%, 10/15/2029	16,000,560	0.2
13,000,000 (2)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130)%, 07/20/2034	13,011,817	0.1
4,228,050 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,429,780	0.0
2,300,000 (2)	Gilbert Park CLO Ltd. 2017-1A A, 1.316%, (US0003M + 1.190)%, 10/15/2030	2,300,062	0.0
7,000,000 (2)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.284%, (US0003M + 1.150)%, 11/28/2030	7,001,113	0.1
3,717,308 (2)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	3,718,739	0.0
4,428,683 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	4,767,921	0.1
811,893 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	844,996	0.0
752,782 (2)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	783,679	0.0
1,973,498 (2)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	2,040,106	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,750,000 (2)	Jay Park CLO Ltd. 2016-1A BR, 2.134%, (US0003M + 2.000)%, 10/20/2027	$7,750,132	0.1
3,835,919 (2)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,322,523	0.0
2,745,020 (2)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	2,996,141	0.0
20,900,000 (2)	Kayne CLO 6 Ltd. 2019-6A A1, 1.514%, (US0003M + 1.380)%, 01/20/2033	20,915,508	0.2
6,000,000 (2)	Kayne CLO 6 Ltd. 2019-6A A2, 1.984%, (US0003M + 1.850)%, 01/20/2033	6,012,258	0.1
4,250,000 (2)	Kayne CLO 7 Ltd. 2020-7A A1, 1.334%, (US0003M + 1.200)%, 04/17/2033	4,260,344	0.0
7,130,000 (2)	Kayne CLO I Ltd. 2018-1A CR, 1.876%, (US0003M + 1.750)%, 07/15/2031	7,130,121	0.1
6,000,000 (2)	LCM 26A A2 Ltd., 1.384%, (US0003M + 1.250)%, 01/20/2031	6,000,054	0.1
5,000,000 (2)	LCM XVIII L.P. 18A A2R, 1.354%, (US0003M + 1.220)%, 04/20/2031	4,974,055	0.1
11,900,000 (2)	LCM XXIV Ltd. 24A CR, 2.034%, (US0003M + 1.900)%, 03/20/2030	11,900,000	0.1
7,502,719 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	7,781,568	0.1
6,520,103 (2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	6,608,321	0.1
10,065,320 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	10,098,040	0.1
6,150,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.134%, (US0003M + 2.000)%, 04/19/2033	6,150,307	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,600,000 (2)	Madison Park Funding XXI Ltd. 2016-21A BR, 2.976%, (US0003M + 2.850)%, 10/15/2032	$3,600,572	0.0
1,400,000 (2)	Madison Park Funding XXVII Ltd. 2018-27A B, 1.934%, (US0003M + 1.800)%, 04/20/2030	1,395,232	0.0
7,000,000 (2)	Magnetite XXVI Ltd. 2020-26A A1R, 1.239%, (US0003M + 1.120)%, 07/25/2034	6,999,979	0.1
8,800,000 (2)	Magnetite XXVII Ltd. 27A AR, 1.274%, (US0003M + 1.140)%, 10/20/2034	8,801,795	0.1
3,488,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,501,683	0.0
500,000 (2)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	503,412	0.0
4,200,000 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,269,295	0.0
3,000,000 (2)	MF1 2021-FL7 D Ltd., 2.645%, (US0001M + 2.550)%, 10/18/2036	2,999,997	0.0
1,000,000 (2)	MF1 2021-FL7 E Ltd., 2.895%, (US0001M + 2.800)%, 10/18/2036	999,999	0.0
896,299 (2)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	980,949	0.0
4,534,312 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	4,834,982	0.1
1,100,000 (2)(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,145,962	0.0
3,200,000 (2)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,358,819	0.0
2,482,000 (2)(3)	Mill City Mortgage Trust 2015-2 B2, 3.625%, 09/25/2057	2,671,586	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,490,482 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$3,749,824	0.0
5,666,597 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	6,143,071	0.1
1,447,886 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,538,277	0.0
3,910,340 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	4,090,746	0.0
5,474,133 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	5,717,604	0.1
10,977,416 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	10,845,575	0.1
4,673,755 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	4,688,357	0.1
2,112,524 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,237,293	0.0
3,250,000 (2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.576%, (US0003M + 2.450)%, 10/16/2032	3,250,000	0.0
12,250,000 (2)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.474%, (US0003M + 1.340)%, 01/19/2033	12,260,890	0.1
2,200,000 (2)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.229%, (US0003M + 1.100)%, 12/21/2029	2,200,407	0.0
14,050,000 (2)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.875%, (US0003M + 1.750)%, 07/25/2030	14,049,930	0.1
5,750,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900)%, 01/18/2034	5,751,420	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
22,190,000 (2)	Oaktree CLO 2020-1A AR Ltd., 1.276%, (US0003M + 1.150)%, 07/15/2034	$22,201,894	0.2
19,800,000 (2)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160)%, 07/15/2034	19,814,177	0.2
12,050,000 (2)	OCP CLO 2020-19A AR Ltd., 1.284%, (US0003M + 1.150)%, 10/20/2034	12,085,186	0.1
14,950,000 (2)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950)%, 03/17/2030	14,942,510	0.2
3,500,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.176%, (US0003M + 2.050)%, 07/15/2029	3,500,158	0.0
2,300,000 (2)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.634%, (US0003M + 1.500)%, 10/20/2031	2,300,428	0.0
25,350,000 (2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.226%, (US0003M + 2.100)%, 07/15/2029	25,349,975	0.3
4,060,000 (2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.484%, (US0003M + 1.350)%, 07/19/2030	4,060,000	0.0
6,000,000 (2)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.875%, (US0003M + 1.750)%, 02/14/2031	5,988,828	0.1
21,243,110 (2)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.305%, (US0003M + 1.180)%, 11/18/2031	21,247,380	0.2
6,700,000 (2)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.084%, (US0003M + 1.900)%, 07/19/2035	6,710,499	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
10,700,000 (2)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.931%, (US0003M + 1.800)%, 02/20/2034	$10,699,925	0.1
17,700,000 (2)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.465%, (US0003M + 1.340)%, 11/15/2032	17,712,372	0.2
3,850,000 (2)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	3,852,332	0.0
4,862,621 (2)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	4,868,864	0.1
3,550,000 (2)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.264%, (US0003M + 1.130)%, 01/17/2031	3,551,044	0.0
6,600,000 (2)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.234%, (US0003M + 1.100)%, 07/20/2030	6,599,987	0.1
5,800,000 (2)	Palmer Square CLO 2021-1A B Ltd., 1.834%, (US0003M + 1.700)%, 04/20/2034	5,802,668	0.1
25,000,000 (2)	Palmer Square CLO Ltd. 2021-2A A, 1.256%, (US0003M + 1.150)%, 07/15/2034	25,031,350	0.3
391,691 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.633%, 01/25/2036	394,974	0.0
4,961,625 (2)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,204,845	0.1
14,500,000 (2)	Riserva Clo Ltd. 2016-3A ARR, 1.194%, (US0003M + 1.060)%, 01/18/2034	14,478,178	0.1
9,150,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900)%, 04/20/2034	9,158,418	0.1
529,169 (2)(3)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	530,248	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
711,520 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	$716,511	0.0
7,000,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,121,120	0.1
3,700,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,778,355	0.0
2,000,000 (2)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,037,374	0.0
2,000,000 (2)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,061,870	0.0
4,100,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,190,612	0.0
1,300,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,324,749	0.0
2,350,000	Sofi Consumer Loan Program 2021-1 C Trust, 1.610%, 09/25/2030	2,349,254	0.0
7,220,917 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,627,808	0.1
4,000,000 (2)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	4,003,440	0.0
20,950,000 (2)	Sound Point Clo XVI Ltd. 2017-2A CR, 2.325%, (US0003M + 2.200)%, 07/25/2030	20,950,147	0.2
17,500,000 (2)	Sound Point CLO XXIII 2019-2A AR, 1.318%, (US0003M + 1.170)%, 07/15/2034	17,515,645	0.2
9,950,000 (2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300)%, 04/25/2034	9,974,606	0.1
22,060,000 (2)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.526%, (US0003M + 1.400)%, 01/15/2033	22,073,390	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,851,102 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	$7,999,140	0.1
10,030,320 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	10,030,196	0.1
4,685,837 (2)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,201,169	0.1
4,187,580 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,483,794	0.0
8,450,000 (2)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.134%, (US0003M + 2.000)%, 04/20/2033	8,428,985	0.1
5,980,875 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,628,753	0.1
13,200,000 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	13,242,557	0.1
5,000,000 (2)	TCW CLO 2017-1A A2RR Ltd., 1.569%, (US0003M + 1.450)%, 10/29/2034	5,000,000	0.0
13,150,000 (2)	TCW CLO 2021-1A C Ltd., 2.034%, (US0003M + 1.900)%, 03/18/2034	13,153,998	0.1
7,200,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,990,762	0.1
6,854,000 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	6,809,169	0.1
5,863,230 (2)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	5,787,915	0.1
12,250,000 (2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.316%, (US0003M + 1.190)%, 11/01/2031	12,250,184	0.1
12,900,000 (2)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160)%, 07/20/2034	12,909,262	0.1
7,500,000 (2)	Tiaa Clo III Ltd. 2017-2A A, 1.276%, (US0003M + 1.150)%, 01/16/2031	7,465,568	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,400,000 (2)(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.384%, 11/25/2060	$1,468,789	0.0
2,640,000 (2)(3)	Towd Point Mortgage Trust 2015-2 2B2, 3.990%, 11/25/2057	2,831,143	0.0
4,346,000 (2)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,516,029	0.1
3,200,000 (2)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,403,039	0.0
2,200,000 (2)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,316,671	0.0
4,500,000 (2)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,492,211	0.0
12,016,625 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	11,939,562	0.1
7,250,000 (2)	Venture XX CLO Ltd. 2015-20A CR, 2.026%, (US0003M + 1.900)%, 04/15/2027	7,251,457	0.1
14,900,000 (2)	Wellman Park CLO Ltd. 2021-1A A, 1.228%, (US0003M + 1.100)%, 07/15/2034	14,905,319	0.2
3,551,625 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,769,759	0.0
8,578,500 (2)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	8,761,503	0.1
10,000,000 (2)	Wind River 2021-1A C CLO Ltd., 2.152%, (US0003M + 1.950)%, 04/20/2034	9,960,370	0.1
15,850,000 (2)	ZAXBY’S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	16,192,679	0.2
		1,357,727,665	13.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 1.3%
407,407 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	$414,353	0.0
1,175,215 (2)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,201,754	0.0
1,698,590 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,762,200	0.0
108,274 (2)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	109,207	0.0
3,304,730 (2)	Commonbond Student Loan Trust 2018-CGS A2, 0.886%, (US0001M + 0.800)%, 02/25/2046	3,298,293	0.0
5,443,584 (2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	5,531,196	0.1
452,715 (2)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	459,221	0.0
9,258,410 (2)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	9,280,270	0.1
5,530,751 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	5,660,760	0.1
4,720,064 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	4,769,729	0.1
5,669,419 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	5,701,790	0.1
1,850,000 (2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	1,849,458	0.0
2,700,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,603,991	0.0
1,450,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,501,695	0.0
21,586,020 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	21,846,623	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
4,100,000 (2)(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	$4,235,942	0.1
3,000,000 (2)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,100,868	0.0
3,900,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,063,190	0.0
3,250,000 (2)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,385,860	0.0
8,000,000 (2)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,325,160	0.1
8,410,909 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	8,679,722	0.1
5,800,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,117,779	0.1
3,905,340 (2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	4,007,724	0.0
6,000,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,266,119	0.1
3,000,000 (2)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,107,803	0.0
13,448,077 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	13,675,581	0.1
		130,956,288	1.3
	Total Asset-Backed Securities
	(Cost $1,562,932,651)	1,579,997,766	15.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 2.1%
8,471,964 (10)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	$3,128,019	0.0
1,819,735 (10)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	599,712	0.0
504,551	Argentine Republic Government International Bond, 1.000%, 07/09/2029	192,996	0.0
7,775,000 (1)	Brazilian Government International Bond, 3.875%, 06/12/2030	7,551,080	0.1
5,900,000 (1)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,214,971	0.1
700,000 (1)	Brazilian Government International Bond, 6.000%, 04/07/2026	804,667	0.0
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	937,780	0.0
5,225,000	Colombia Government International Bond, 3.875%, 04/25/2027	5,425,483	0.1
2,500,000	Croatia Government International Bond, 5.500%, 04/04/2023	2,678,265	0.0
8,775,000 (2)	Dominican Republic International Bond, 4.500%, 01/30/2030	8,950,588	0.1
2,700,000 (2)	Dominican Republic International Bond, 4.875%, 09/23/2032	2,760,777	0.0
1,100,000 (2)	Dominican Republic International Bond, 5.300%, 01/21/2041	1,090,661	0.0
900,000	Dominican Republic International Bond, 5.950%, 01/25/2027	1,014,759	0.0
1,500,000 (1)(2)	Egypt Government International Bond, 5.875%, 02/16/2031	1,382,680	0.0
1,300,000	Egypt Government International Bond, 6.588%, 02/21/2028	1,308,805	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
7,500,000	Egypt Government International Bond, 7.500%, 01/31/2027	$7,947,488	0.1
7,675,000 (2)	Egypt Government International Bond, 7.625%, 05/29/2032	7,673,665	0.1
1,500,000 (1)(2)	Egypt Government International Bond, 8.750%, 09/30/2051	1,467,585	0.0
1,240,000 (2)	Gabon Government International Bond, 6.625%, 02/06/2031	1,224,202	0.0
12,725,000 (2)	Ghana Government International Bond, 6.375%, 02/11/2027	12,010,809	0.1
EUR 2,800,000 (2)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	3,167,483	0.0
3,867,310 (1)(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	3,881,812	0.1
2,350,000 (2)	Jordan Government International Bond, 5.850%, 07/07/2030	2,444,529	0.0
1,000,000	Jordan Government International Bond, 6.125%, 01/29/2026	1,081,720	0.0
1,200,000 (1)(2)	Kenya Government International Bond, 7.000%, 05/22/2027	1,299,869	0.0
3,000,000	Mexico Government International Bond, 3.750%, 04/19/2071	2,599,770	0.0
1,750,000	Mexico Government International Bond, 3.771%, 05/24/2061	1,557,211	0.0
1,375,000	Mexico Government International Bond, 4.280%, 08/14/2041	1,406,350	0.0
5,675,000 (2)	Morocco Government International Bond, 2.375%, 12/15/2027	5,568,423	0.1
5,850,000 (2)	Morocco Government International Bond, 3.000%, 12/15/2032	5,574,845	0.1
1,450,000 (2)	Morocco Government International Bond, 4.000%, 12/15/2050	1,326,559	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
2,250,000	Morocco Government International Bond, 4.250%, 12/11/2022	$2,330,548	0.0
600,000 (2)	Morocco Government International Bond, 4.250%, 12/11/2022	621,479	0.0
850,000	Namibia International Bonds, 5.500%, 11/03/2021	852,977	0.0
3,400,000	Oman Government International Bond, 6.000%, 08/01/2029	3,584,732	0.1
2,350,000 (2)	Oman Government International Bond, 6.750%, 10/28/2027	2,617,501	0.0
5,250,000 (2)	Oman Government International Bond, 7.375%, 10/28/2032	5,993,122	0.1
693,000	Panama Government International Bond, 6.700%, 01/26/2036	924,036	0.0
1,000,000	Panama Government International Bond, 9.375%, 04/01/2029	1,456,980	0.0
600,000 (2)	Paraguay Government International Bond, 4.625%, 01/25/2023	625,500	0.0
3,600,000 (1)(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,717,900	0.1
2,675,000	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	2,991,747	0.0
4,000,000 (2)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,560,840	0.1
3,375,000	Peruvian Government International Bond, 1.862%, 12/01/2032	3,073,781	0.0
2,525,000 (1)	Peruvian Government International Bond, 2.780%, 12/01/2060	2,138,019	0.0
4,450,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	4,484,065	0.1
12,300,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	12,673,760	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
EUR 2,050,000 (2)	Romanian Government International Bond, 2.625%, 12/02/2040	$2,217,344	0.0
3,600,000	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	4,016,120	0.1
2,600,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,930,356	0.0
5,200,000 (1)(2)	Saudi Government International Bond, 2.250%, 02/02/2033	5,066,126	0.1
1,750,000 (2)	Saudi Government International Bond, 3.250%, 10/22/2030	1,877,159	0.0
2,450,000 (1)(2)	Saudi Government International Bond, 3.450%, 02/02/2061	2,410,567	0.0
554,000 (1)	Saudi Government International Bond, 4.500%, 04/17/2030	650,102	0.0
2,925,000 (2)	Saudi Government International Bond, 4.500%, 04/17/2030	3,432,397	0.1
1,200,000	Sri Lanka Government International Bond, 6.350%, 06/28/2024	770,016	0.0
9,475,000	Turkey Government International Bond, 4.875%, 10/09/2026	9,102,917	0.1
1,000,000	Turkey Government International Bond, 5.125%, 02/17/2028	950,850	0.0
1,000,000	Turkey Government International Bond, 6.125%, 10/24/2028	990,020	0.0
1,700,000	Turkey Government International Bond, 6.375%, 10/14/2025	1,749,096	0.0
2,083,000	Turkey Government International Bond, 7.375%, 02/05/2025	2,215,895	0.0
2,250,000 (2)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	2,208,287	0.0
500,000	Ukraine Government International Bond, 7.375%, 09/25/2032	513,140	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,500,000	Ukraine Government International Bond, 7.750%, 09/01/2023	$1,606,875	0.0
10,400,000	Ukraine Government International Bond, 7.750%, 09/01/2025	11,321,804	0.1
1,890,000	Ukraine Government International Bond, 7.750%, 09/01/2026	2,054,912	0.0
850,000	Ukraine Government International Bond, 7.750%, 09/01/2027	923,082	0.0
389,000	Ukraine Government International Bond, 9.750%, 11/01/2028	457,365	0.0
	Total Sovereign Bonds
	(Cost $214,402,736)	214,384,980	2.1
PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options
	(Cost $3,645,462)	1,455,180	0.0
	Total Long-Term Investments (Cost $9,849,050,109)	10,038,038,161	100.0
SHORT-TERM INVESTMENTS: 10.2%
	Commercial Paper: 3.5%
20,000,000	American Honda Finance Corp., 0.150%, 11/16/2021	19,996,057	0.2
2,000,000 (12)	ANZ Bank, 0.120%, 02/10/2022	1,999,364	0.0
1,794,000 (12)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	1,793,360	0.0
1,900,000 (12)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	1,898,750	0.0
1,320,000 (12)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	1,319,689	0.0
13,000,000	Concord Mimutemen Capital Co. LLC, 0.090%, 10/20/2021	12,999,328	0.2
34,735,000	Consolidated Edison Company, 0.150%, 10/29/2021	34,730,831	0.4
2,225,000 (12)	DBS Bank Ltd., 0.120%, 02/01/2022	2,223,850	0.0
1,925,000 (12)	DNB Bank ASA, 0.140%, 03/16/2022	1,924,097	0.0
1,575,000 (12)	DNB Bank ASA, 0.140%, 03/22/2022	1,574,205	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
19,750,000	Dominion Resources, Inc., 0.190%, 12/07/2021	$19,743,099	0.2
8,550,000	Dominion Resources, Inc., 0.190%, 12/08/2021	8,546,952	0.1
3,000,000	Duke Energy Corp., 0.110%, 10/05/2021	2,999,954	0.1
20,000,000	Duke Energy Corp., 0.120%, 10/27/2021	19,998,245	0.3
3,000,000	DuPont de Nemours, Inc., 0.080%, 10/18/2021	2,999,888	0.1
18,050,000	Enbridge (US) Inc., 0.130%, 10/04/2021	18,049,739	0.2
17,000,000	Entergy Corp., 0.110%, 10/01/2021	16,999,948	0.2
38,000,000	Fiserv, Inc., 0.150%, 10/06/2021	37,999,056	0.4
25,700,000	Fiserv, Inc., 0.150%, 10/07/2021	25,699,250	0.3
4,701,000	Fiserv, Inc., 0.150%, 10/08/2021	4,700,843	0.1
3,450,000	Fiserv, Inc., 0.160%, 10/22/2021	3,449,661	0.1
1,925,000 (12)	HSBC Bank PLC, 0.140%, 03/03/2022	1,923,246	0.0
50,000,000	Keurig Dr Pepper, Inc., 0.170%, 11/19/2021	49,988,681	0.5
1,800,000 (12)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	1,799,575	0.0
850,000 (12)	Landesbank Baden-Wurttemberg, 0.140%, 01/07/2022	849,666	0.0
1,950,000 (12)	Lloyds Bank PLC, 0.100%, 12/20/2021	1,949,544	0.0
1,225,000 (12)	Lloyds Bank PLC, 0.150%, 03/14/2022	1,224,242	0.0
1,050,000 (12)	Lloyds Bank PLC, 0.150%, 03/29/2022	1,049,265	0.0
1,005,000 (12)	LMA-Americas LLC, 0.100%, 01/26/2022	1,004,575	0.0
1,400,000 (12)	LMA-Americas LLC, 0.150%, 03/14/2022	1,399,069	0.0
2,000,000 (12)	Matchpoint Finance PLC, 0.100%, 12/07/2021	1,999,574	0.0
1,200,000 (12)	Matchpoint Finance PLC, 0.150%, 03/15/2022	1,199,197	0.0
1,600,000 (12)	Mizuho Bank Ltd., 0.150%, 03/16/2022	1,598,694	0.0
1,975,000 (12)	National Australia Bank Ltd., 0.120%, 02/18/2022	1,974,141	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000 (12)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	$1,999,378	0.0
1,625,000 (12)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	1,624,470	0.0
2,000,000 (12)	NRW.Bank, 0.130%, 03/21/2022	1,998,786	0.0
2,225,000 (12)	Old Line Funding LLC, 0.130%, 03/10/2022	2,223,667	0.0
1,450,000 (12)	Santander UK PLC, 0.110%, 12/01/2021	1,449,748	0.0
1,150,000 (12)	Santander UK PLC, 0.130%, 02/01/2022	1,149,512	0.0
2,000,000 (12)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	1,999,504	0.0
7,000,000	Sherwin-Williams Co., 0.170%, 10/05/2021	6,999,835	0.1
2,000,000 (12)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	1,999,562	0.0
2,325,000 (12)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	2,323,293	0.0
4,000,000 (12)	Societe Generale, 0.170%, 03/31/2022	3,997,168	0.0
2,000,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	1,998,744	0.0
2,000,000 (12)	Swedbank AB, 0.150%, 03/23/2022	1,998,704	0.0
2,000,000 (12)	Swedbank AB, 0.150%, 03/24/2022	1,998,688	0.0
2,225,000 (12)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	2,223,476	0.0
750,000 (12)	Victory Receivables Corporation, 0.120%, 01/06/2022	749,749	0.0
2,000,000 (12)	Westpac Banking Corp., 0.130%, 03/25/2022	1,998,826	0.0
	Total Commercial Paper
	(Cost $348,342,708)	348,338,745	3.5

	Floating Rate Notes: 0.2%
1,850,000 (12)	Bank of Montreal, 0.120%, 01/05/2022	1,850,697	0.0
1,775,000 (12)	Bank of Nova Scotia, 0.120%, 12/23/2021	1,775,616	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
1,325,000 (12)	Bank of Nova Scotia, 0.130%, 02/28/2022	$1,325,461	0.0
1,125,000 (12)	Barclays Bank PLC, 0.140%, 03/03/2022	1,124,936	0.0
1,825,000 (12)	Barclays Bank PLC, 0.160%, 03/22/2022	1,825,037	0.0
2,175,000 (12)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	2,175,165	0.1
1,350,000 (12)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	1,349,974	0.0
1,975,000 (12)	DBS Bank Ltd., 0.140%, 03/16/2022	1,974,749	0.1
1,825,000 (12)	National Australia Bank Ltd., 0.130%, 03/10/2022	1,825,002	0.0
500,000 (12)	Royal Bank of Canada, 0.120%, 12/14/2021	500,100	0.0
1,100,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	1,100,010	0.0
1,800,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	1,800,084	0.0
	Total Floating Rate Notes
	(Cost $18,626,831)	18,626,831	0.2

	Repurchase Agreements: 4.8%
9,371,498 (12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $9,371,513, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.034%, Market Value plus accrued interest $9,558,928, due 03/01/22-07/20/71)	9,371,498	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,079,805 (12)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $13,079,837, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $13,341,401, due 01/01/25-09/01/51)	$13,079,805	0.1
113,018,926 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $113,019,081, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accr. interest $115,279,304, due 11/01/21-07/20/71)	113,018,926	1.1
41,601,725 (12)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $41,601,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $42,433,763, due 11/15/21-01/20/69)	41,601,725	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
48,170,585 (12)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $48,170,691, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $49,134,344, due 10/12/21-08/15/51)	$48,170,585	0.5
4,188,885 (12)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $4,188,893, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,272,664, due 10/21/21-09/01/51)	4,188,885	0.1
12,846,071 (12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $12,846,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,102,994, due 10/07/21-05/01/50)	12,846,071	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
23,745,699 (12)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $23,745,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $24,220,617, due 06/01/22-11/01/56)	$23,745,699	0.2
38,615,615 (12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/ 21, 0.06%, due 10/01/21 (Repurchase Amount $38,615,678, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $39,387,994, due 08/01/23-07/20/71)	38,615,615	0.4
21,944,522 (12)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $21,944,570, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $22,379,783, due 08/15/28-08/15/44)	21,944,522	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
68,962,514 (12)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/ 21, 0.05%, due 10/01/21 (Repurchase Amount $68,962,608, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $70,341,767, due 10/31/21-05/01/58)	$68,962,514	0.7
68,892,004 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $68,892,193, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $70,271,878, due 07/15/23-02/15/48)	68,892,004	0.7
18,528,799 (12)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $18,528,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,899,375, due 11/20/21-09/15/56)	18,528,799	0.2
	Total Repurchase Agreements
	(Cost $482,966,648)	482,966,648	4.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit: 0.3%
1,500,000 (12)	Bank of Montreal, 0.130%, 02/28/2022	$1,499,937	0.0
1,730,000 (12)	BNP Paribas, 0.130%, 03/03/2022	1,730,052	0.0
2,090,000 (12)	Credit Agricole, 0.100%, 12/01/2021	2,090,109	0.1
1,100,000 (12)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	1,100,027	0.0
1,225,000 (12)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	1,224,959	0.0
775,000 (12)	Lloyds Bank PLC, 0.130%, 02/22/2022	775,358	0.0
1,950,000 (12)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	1,950,076	0.0
1,150,000 (12)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	1,149,995	0.0
1,100,000 (12)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	1,099,996	0.0
1,400,000 (12)	Mizuho Bank Ltd., 0.150%, 03/07/2022	1,399,982	0.0
1,950,000 (12)	Mizuho Bank Ltd., 0.150%, 03/14/2022	1,949,955	0.0
1,975,000 (12)	Norinchukin Bank of New York, 0.110%, 01/27/2022	1,974,935	0.1
1,150,000 (12)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	1,150,004	0.0
1,950,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	1,950,131	0.0
1,950,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	1,950,041	0.0
975,000 (12)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	974,991	0.0
2,320,000 (12)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	2,320,694	0.1
1,450,000 (12)	Toronto-Dominion Bank, 0.150%, 03/03/2022	1,450,576	0.0
	Total Certificates of Deposit
	(Cost $27,741,818)	27,741,818	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
27,573,000 (12)(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	$27,573,000	0.2
19,033,000 (12)(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	19,033,000	0.2
18,053,000 (12)(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	18,053,000	0.2
	Total Mutual Funds
	(Cost $64,659,000)	64,659,000	0.6

	Time Deposits: 0.8%
14,720,000 (12)	Barclays Bank PLC	14,720,000	0.1
6,190,000 (12)	Canadian Imperial Bank Of Commerce	6,190,000	0.1
11,680,000 (12)	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA	11,680,000	0.1
14,860,000 (12)	Landesbank Baden-Wurttemberg	14,860,000	0.1
15,660,000 (12)	Mizuho Bank LTD	15,660,000	0.2
16,220,000 (12)	Societe Generale	16,220,000	0.2
	Total Time Deposits
	(Cost $79,330,000)	79,330,000	0.8
	Total Short-Term Investments
	(Cost $1,021,667,005)	1,021,663,042	10.2
	Total Investments in Securities
	(Cost $10,870,717,114)	11,059,701,203	110.2
	Liabilities in Excess of Other Assets	(1,023,449,813)	(10.2)
	Net Assets	$10,036,251,390	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.

(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)
Represents or includes a TBA transaction.

(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2021.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
DKK
Danish Krone

EUR
EU Euro

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

Corporate Bonds/Notes	38.3%
Asset-Backed Securities	15.8%
Collateralized Mortgage Obligations	14.9%
U.S. Treasury Obligations	12.2%
U.S. Government Agency Obligations	9.8%
Commercial Mortgage-Backed Securities	6.9%
Sovereign Bonds	2.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets,*	0.0%^
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$—	$1,455,180	$—	$1,455,180
Corporate Bonds/Notes	—	3,845,899,841	—	3,845,899,841
Collateralized Mortgage Obligations	—	1,498,312,367	—	1,498,312,367
Asset-Backed Securities	—	1,579,997,766	—	1,579,997,766
Commercial Mortgage-Backed Securities	—	680,244,735	13,054,804	693,299,539
U.S. Government Agency Obligations	—	978,594,353	—	978,594,353
Sovereign Bonds	—	214,384,980	—	214,384,980
U.S. Treasury Obligations	—	1,226,094,135	—	1,226,094,135
Short-Term Investments	64,659,000	957,004,042	—	1,021,663,042
Total Investments, at fair value	$64,659,000	$10,981,987,399	$13,054,804	$11,059,701,203
Other Financial Instruments+
Forward Foreign Currency Contracts	—	116,995	—	116,995
Futures	2,969,717	—	—	2,969,717
Total Assets	$67,628,717	$10,982,104,394	$13,054,804	$11,062,787,915
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(55,726)	$—	$(55,726)
Futures	(19,396,025)	—	—	(19,396,025)
Total Liabilities	$(19,396,025)	$(55,726)	$—	$(19,451,751)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 100	PHP 5,077	Barclays Bank PLC	10/01/21	$—
PHP 5,077	USD 101	Barclays Bank PLC	10/01/21	(2)
USD 9,175	MYR 38,391	Barclays Bank PLC	12/03/21	38
PHP 5,077	USD 99	Barclays Bank PLC	12/03/21	—
IDR 8,987,240,083	USD 621,703	BNP Paribas	10/01/21	6,226
USD 221	HUF 65,822	BNP Paribas	10/01/21	8
USD 376	PLN 1,479	BNP Paribas	10/01/21	4
HUF 65,821	USD 215	BNP Paribas	10/01/21	(3)
USD 8,711	RUB 633,021	BNP Paribas	10/01/21	14
USD 5,768,168	EUR 4,905,799	BNP Paribas	10/15/21	84,349
COP 32,809,987	USD 8,723	BNP Paribas	11/05/21	(127)
USD 214	HUF 65,822	BNP Paribas	12/03/21	3
RUB 633,021	USD 8,614	BNP Paribas	12/03/21	(3)
PLN 1,479	USD 376	BNP Paribas	12/03/21	(5)
USD 630,515	IDR 8,987,240,083	Citibank N.A.	10/01/21	2,586
USD 302	CZK 6,471	Citibank N.A.	10/01/21	6
RUB 633,021	USD 8,594	Citibank N.A.	10/01/21	103
PEN 292,662	USD 71,787	Citibank N.A.	11/05/21	(1,059)
IDR 8,987,240,083	USD 626,105	Citibank N.A.	12/03/21	(2,894)
TRY 1,549	USD 175	Credit Suisse International	10/01/21	(1)
USD 169	TRY 1,549	Credit Suisse International	12/03/21	—
RON 5,424,745	USD 1,308,659	Goldman Sachs International	10/01/21	(38,896)
USD 1,281,858	RON 5,424,745	Goldman Sachs International	10/01/21	12,095
USD 227,458	BRL 1,183,486	Goldman Sachs International	11/05/21	11,240
RON 5,424,745	USD 1,277,628	Goldman Sachs International	12/03/21	(12,301)
USD 520	ILS 1,663	HSBC Bank USA N.A.	10/01/21	4
PLN 1,479	USD 386	HSBC Bank USA N.A.	10/01/21	(14)
CLP 1,567,550	USD 2,038	HSBC Bank USA N.A.	11/05/21	(111)
ILS 1,663	USD 520	HSBC Bank USA N.A.	12/03/21	(4)
ZAR 1,187	USD 82	JPMorgan Chase Bank N.A.	10/01/21	(3)
USD 180	TRY 1,549	JPMorgan Chase Bank N.A.	10/01/21	6
MXN 201,960	USD 10,036	JPMorgan Chase Bank N.A.	11/05/21	(299)
ILS 1,663	USD 518	Morgan Stanley Capital Services LLC	10/01/21	(2)
CZK 6,471	USD 298	Morgan Stanley Capital Services LLC	10/01/21	(2)
USD 297	CZK 6,471	Morgan Stanley Capital Services LLC	12/03/21	2
CNY 1,332,393	USD 205,283	Morgan Stanley Capital Services LLC	12/03/21	311
USD 79	ZAR 1,187	Standard Chartered Bank	10/01/21	—
ZAR 1,187	USD 78	Standard Chartered Bank	12/03/21	—
				$61,269
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	462	12/21/21	$60,803,531	$(669,873)
U.S. Treasury 2-Year Note	199	12/31/21	43,790,883	(54,786)
U.S. Treasury 5-Year Note	1,711	12/31/21	210,011,884	(1,128,401)
U.S. Treasury Long Bond	1,867	12/21/21	297,261,406	(6,002,597)
U.S. Treasury Ultra Long Bond	2,183	12/21/21	417,089,438	(11,540,368)
			$1,028,957,142	$(19,396,025)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(1,354)	12/21/21	(196,668,500)	2,969,717
			$(196,668,500)	$2,969,717
At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Fund:
Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD 318,059,000	$3,645,462	$1,455,180
								$3,645,462	$1,455,180

(1)
Payments received quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
EUR – EU Euro
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$1,455,180
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	116,995
Interest rate contracts	Variation margin receivable on futures contracts**	2,969,717
Total Asset Derivatives		$4,541,892
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$55,726
Interest rate contracts	Variation margin payable on futures contracts**	19,396,025
Total Liability Derivatives		$19,451,751

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(3,426,619)	$—	$(3,426,619)
Foreign exchange contracts	535,818	825,802	—	—	(3,326,075)	(1,964,455)
Interest rate contracts	(994,907)	—	18,685,784	(2,183,825)	1,045,288	16,552,340
Total	$(459,089)	$825,802	$18,685,784	$(5,610,444)	$(2,280,787)	$11,161,266
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$2,037,764	$—	$—	$—	$—	$2,037,764
Foreign exchange contracts	(990,342)	(2,343,149)	—	—	2,338,825	(994,666)
Interest rate contracts	—	—	4,151,974	—	56,995	4,208,969
Total	$1,047,422	$(2,343,149)	$4,151,974	$—	$2,395,820	$5,252,067

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2021 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$1,455,180	$—	$1,455,180
Forward foreign currency contracts	38	90,604	2,695	—	23,335	4	6	313	116,995
Total Assets	$38	$90,604	$2,695	$—	$23,335	$4	$1,455,186	$313	$1,572,175
Liabilities:
Forward foreign currency contracts	$2	$138	$3,953	$1	$51,197	$129	$302	$4	$55,726
Total Liabilities	$2	$138	$3,953	$1	$51,197	$129	$302	$4	$55,726
Net OTC derivative instruments by counterparty, at fair value	$36	$90,466	$(1,258)	$(1)	$(27,862)	$(125)	$1,454,884	$309	$1,516,449
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$(1,454,884)	$—	$(1,454,884)
Net Exposure(1)(2)	$36	$90,466	$(1,258)	$(1)	$(27,862)	$(125)	$—	$309	$61,565

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2021, the Fund had pledged $230,000 in cash collateral to Morgan Stanley Capital Services LLC. In addition, the Fund had received $1,620,000 in cash collateral from JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $10,864,935,890.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$292,630,581
Gross Unrealized Depreciation	(114,245,560)
Net Unrealized Appreciation	$178,385,021
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.9%
	Basic Materials: 1.0%
200,000	CF Industries, Inc., 3.450%, 06/01/2023	$209,000	0.0
231,000	Eastman Chemical Co., 3.500%, 12/01/2021	232,171	0.1
600,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	649,500	0.1
300,000	Freeport-McMoRan, Inc., 3.875%, 03/15/2023	309,885	0.1
963,000 (1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	986,362	0.2
227,000	Nucor Corp., 2.000%, 06/01/2025	233,800	0.1
1,007,000	Nutrien Ltd., 3.150%, 10/01/2022	1,028,009	0.2
900,000 (1)	Tronox, Inc., 6.500%, 05/01/2025	945,828	0.2
		4,594,555	1.0
	Communications: 2.8%
230,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	237,977	0.1
160,000	AMC Networks, Inc., 5.000%, 04/01/2024	162,278	0.0
351,000	AT&T, Inc., 1.700%, 03/25/2026	355,434	0.1
423,000	AT&T, Inc., 4.050%, 12/15/2023	455,463	0.1
501,000	Bell Canada, 0.750%, 03/17/2024	501,332	0.1
759,000	British Telecommunications PLC, 4.500%, 12/04/2023	819,515	0.2
832,000	Comcast Corp., 3.950%, 10/15/2025	923,354	0.2
200,000	CSC Holdings LLC, 5.875%, 09/15/2022	207,125	0.0
600,000	DISH DBS Corp., 5.875%, 11/15/2024	645,918	0.1
400,000	Fox Corp., 3.050%, 04/07/2025	425,947	0.1
626,000	Fox Corp., 4.030%, 01/25/2024	671,802	0.1
248,000	Interpublic Group of Cos, Inc./ The, 3.750%, 10/01/2021	248,000	0.1
700,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	762,504	0.2
900,000 (1)	Netflix, Inc., 3.625%, 06/15/2025	957,375	0.2
1,104,000 (1)	NTT Finance Corp., 0.583%, 03/01/2024	1,102,842	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
300,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$315,816	0.1
600,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	614,250	0.1
413,000	T-Mobile USA, Inc., 3.500%, 04/15/2025	445,077	0.1
250,000	T-Mobile USA, Inc., 4.000%, 04/15/2022	253,230	0.1
300,000 (1)	Univision Communications, Inc., 5.125%, 02/15/2025	304,755	0.1
416,000	Verizon Communications, Inc., 0.850%, 11/20/2025	411,707	0.1
912,000	Verizon Communications, Inc., 3.500%, 11/01/2024	982,532	0.2
1,013,000	Walt Disney Co/The, 4.000%, 10/01/2023	1,086,807	0.2
		12,891,040	2.8
	Consumer, Cyclical: 5.8%
325,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	319,325	0.1
739,482	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	721,817	0.2
1,028,541	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	996,693	0.2
544,000 (2)	American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	559,640	0.1
712,000	American Honda Finance Corp., 0.875%, 07/07/2023	717,804	0.2
160,000	American Honda Finance Corp., 1.300%, 09/09/2026	159,857	0.0
900,000 (1)	Avient Corp., 5.750%, 05/15/2025	949,500	0.2
252,000 (1)	BMW US Capital LLC, 0.800%, 04/01/2024	253,123	0.1
595,000 (1)	BMW US Capital LLC, 3.900%, 04/09/2025	650,305	0.1
900,000 (1)	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	936,000	0.2
449,673	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	474,524	0.1
514,000 (1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	520,227	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
400,000 (1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	$413,060	0.1
337,213	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	350,608	0.1
160,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	164,361	0.0
134,627	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	135,442	0.0
624,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	667,864	0.1
500,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	533,750	0.1
400,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	430,436	0.1
487,000	General Motors Financial Co., Inc., 1.050%, 03/08/2024	489,232	0.1
861,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	877,557	0.2
900,000 (1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	941,625	0.2
266,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	266,390	0.1
266,000	Hyatt Hotels Corp., 1.800%, 10/01/2024	266,602	0.1
900,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	936,558	0.2
300,000	KB Home, 7.625%, 05/15/2023	320,729	0.1
800,000	Lennar Corp., 4.500%, 04/30/2024	865,984	0.2
900,000 (1)	Mattel, Inc., 3.375%, 04/01/2026	929,115	0.2
300,000	MGM Resorts International, 6.000%, 03/15/2023	317,607	0.1
500,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	544,355	0.1
574,000 (1)	Panasonic Corp., 2.536%, 07/19/2022	582,461	0.1
900,000 (2)	Penske Automotive Group, Inc., 3.500%, 09/01/2025	927,000	0.2
1,002,000	Ross Stores, Inc., 4.600%, 04/15/2025	1,118,859	0.2
250,000 (1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	252,656	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
900,000 (1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	$972,162	0.2
400,000	Toll Brothers Finance Corp., 5.875%, 02/15/2022	402,218	0.1
989,000	Toyota Motor Corp., 0.681%, 03/25/2024	990,453	0.2
400,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	440,500	0.1
466,865	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	502,061	0.1
900,000	United Airlines Holdings, Inc., 4.250%, 10/01/2022	918,844	0.2
182,457	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	192,236	0.0
900,000 (1)	William Carter Co/The, 5.500%, 05/15/2025	946,755	0.2
1,056,000	WW Grainger, Inc., 1.850%, 02/15/2025	1,088,926	0.2
900,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	908,163	0.2
		26,953,384	5.8
	Consumer, Non-cyclical: 5.3%
493,000	AbbVie, Inc., 2.300%, 11/21/2022	503,259	0.1
939,000	AbbVie, Inc., 2.600%, 11/21/2024	987,421	0.2
692,000	AbbVie, Inc., 2.900%, 11/06/2022	710,864	0.2
241,000	AbbVie, Inc., 3.450%, 03/15/2022	243,164	0.1
300,000	ADT Security Corp./The, 4.125%, 06/15/2023	314,256	0.1
683,000	Altria Group, Inc., 2.350%, 05/06/2025	708,422	0.2
880,000	AmerisourceBergen Corp., 0.737%, 03/15/2023	881,399	0.2
1,000,000	Anthem, Inc., 2.375%, 01/15/2025	1,042,250	0.2
598,000	BAT International Finance PLC, 1.668%, 03/25/2026	598,622	0.1
244,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	249,344	0.1
363,000	Boston Scientific Corp., 1.900%, 06/01/2025	372,561	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
447,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	$443,128	0.1
494,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	499,431	0.1
800,000	Cigna Corp., 1.250%, 03/15/2026	798,658	0.2
891,000	Constellation Brands, Inc., 3.200%, 02/15/2023	921,837	0.2
986,000	DH Europe Finance II Sarl, 2.050%, 11/15/2022	1,005,026	0.2
919,000	Diageo Capital PLC, 1.375%, 09/29/2025	929,779	0.2
566,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	610,009	0.1
936,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	936,048	0.2
256,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	265,383	0.1
829,000	Global Payments, Inc., 1.200%, 03/01/2026	820,992	0.2
900,000	HCA, Inc., 5.875%, 02/15/2026	1,032,750	0.2
541,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	549,234	0.1
366,000	Humana, Inc., 0.650%, 08/03/2023	366,258	0.1
1,047,000	Illumina, Inc., 0.550%, 03/23/2023	1,047,290	0.2
529,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	539,448	0.1
592,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	625,805	0.1
539,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	580,159	0.1
300,000	Molina Healthcare, Inc., 5.375%, 11/15/2022	309,660	0.1
998,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	1,031,213	0.2
203,000	Mylan, Inc., 4.200%, 11/29/2023	216,406	0.0
382,000 (1)(2)	Nestle Holdings, Inc., 1.150%, 01/14/2027	379,185	0.1
535,000	PerkinElmer, Inc., 0.850%, 09/15/2024	535,130	0.1
200,000 (1)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	202,250	0.0
906,000	Royalty Pharma PLC, 0.750%, 09/02/2023	909,122	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
300,000	Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/2021	$301,260	0.1
1,049,000 (1)	Triton Container International Ltd., 1.150%, 06/07/2024	1,047,674	0.2
404,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	404,474	0.1
594,000 (1)	Viatris, Inc., 1.650%, 06/22/2025	600,254	0.1
		24,519,425	5.3
	Energy: 2.3%
900,000 (2)	Antero Resources Corp., 5.000%, 03/01/2025	922,950	0.2
900,000	Apache Corp., 4.625%, 11/15/2025	968,625	0.2
624,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	658,382	0.1
571,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	584,947	0.1
300,000	DCP Midstream Operating L.P., 3.875%, 03/15/2023	307,606	0.1
477,000	Diamondback Energy, Inc., 0.900%, 03/24/2023	476,965	0.1
1,266,000	Energy Transfer L.P., 4.250%, 03/15/2023	1,320,050	0.3
900,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	929,236	0.2
243,000	Equinor ASA, 2.875%, 04/06/2025	258,092	0.1
234,000	Exxon Mobil Corp., 2.992%, 03/19/2025	249,714	0.1
252,000	MPLX L.P., 3.500%, 12/01/2022	260,015	0.1
900,000	Occidental Petroleum Corp., 3.500%, 06/15/2025	937,111	0.2
497,000	Phillips 66, 3.850%, 04/09/2025	541,819	0.1
209,000	Pioneer Natural Resources Co., 0.550%, 05/15/2023	209,267	0.0
449,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	443,452	0.1
202,000 (1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	201,968	0.0
419,000	Valero Energy Corp., 1.200%, 03/15/2024	423,804	0.1
138,000	Valero Energy Corp., 2.850%, 04/15/2025	145,393	0.0
801,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	874,158	0.2
		10,713,554	2.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 18.4%
604,000	Ally Financial, Inc., 3.875%, 05/21/2024	$649,908	0.1
329,000	American Express Co., 2.500%, 07/30/2024	345,953	0.1
209,000	American Express Co., 3.700%, 11/05/2021	209,020	0.0
1,000,000	American Express Co., 3.700%, 08/03/2023	1,057,850	0.2
1,233,000	American International Group, Inc., 3.750%, 07/10/2025	1,342,778	0.3
354,000	American Tower Corp., 3.500%, 01/31/2023	368,586	0.1
766,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	814,104	0.2
513,000	Assurant, Inc., 4.200%, 09/27/2023	546,517	0.1
229,000 (1)	Athene Global Funding, 2.550%, 06/29/2025	238,585	0.1
237,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	265,712	0.1
1,000,000	Banco Santander SA, 3.500%, 04/11/2022	1,016,515	0.2
1,556,000 (3)	Bank of America Corp., 0.810%, 10/24/2024	1,561,697	0.3
906,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	911,124	0.2
1,372,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	1,374,307	0.3
360,000 (3)	Bank of America Corp., 1.319%, 06/19/2026	360,045	0.1
329,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	337,659	0.1
4,386,000 (3)	Bank of America Corp., 3.004%, 12/20/2023	4,521,092	1.0
419,000	Bank of Nova Scotia/The, 0.550%, 09/15/2023	420,199	0.1
1,000,000	Bank of Nova Scotia/The, 0.700%, 04/15/2024	1,000,293	0.2
1,400,000 (3)	Barclays PLC, 1.007%, 12/10/2024	1,406,849	0.3
595,000 (1)	BPCE SA, 5.700%, 10/22/2023	652,531	0.1
1,010,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	1,084,069	0.2
507,000	Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	506,538	0.1
604,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	609,187	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
342,000 (3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	$348,085	0.1
1,500,000	Capital One Financial Corp., 3.200%, 01/30/2023	1,553,311	0.3
278,000	Charles Schwab Corp./The, 0.750%, 03/18/2024	279,383	0.1
695,000	Chubb INA Holdings, Inc., 2.875%, 11/03/2022	711,117	0.2
300,000	CIT Group, Inc., 5.000%, 08/15/2022	310,875	0.1
456,000 (3)	Citigroup, Inc., 0.981%, 05/01/2025	457,587	0.1
366,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	373,234	0.1
71,000 (3)	Citigroup, Inc., 3.106%, 04/08/2026	75,409	0.0
503,000	Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	525,799	0.1
550,000 (1)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	549,595	0.1
1,548,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	1,607,235	0.4
500,000 (1)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	509,719	0.1
121,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	128,310	0.0
1,500,000	Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,617,434	0.4
535,000 (1)(3)	Danske Bank A/S, 0.976%, 09/10/2025	534,266	0.1
805,000 (1)	Danske Bank A/S, 1.226%, 06/22/2024	813,200	0.2
801,000 (3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	821,231	0.2
853,000	Discover Financial Services, 3.950%, 11/06/2024	924,333	0.2
469,000	Equinix, Inc., 1.250%, 07/15/2025	467,358	0.1
859,000	Federal Realty Investment Trust, 3.950%, 01/15/2024	916,420	0.2
1,430,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,471,975	0.3
1,000,000 (3)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	1,001,413	0.2
300,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	304,875	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
620,000 (3)	HSBC Holdings PLC, 0.732%, 08/17/2024	$620,599	0.1
1,000,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	1,005,757	0.2
900,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	937,125	0.2
550,000	Intercontinental Exchange, Inc., 0.700%, 06/15/2023	552,182	0.1
510,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	537,584	0.1
1,840,000 (3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,840,131	0.4
1,120,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,121,803	0.2
578,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	574,537	0.1
1,411,000 (3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	1,434,916	0.3
273,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	273,719	0.1
236,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	242,829	0.1
1,721,000 (3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	1,744,270	0.4
1,000,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	1,057,457	0.2
664,000 (3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	665,886	0.1
491,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	529,533	0.1
1,047,000 (1)	LSEGA Financing PLC, 0.650%, 04/06/2024	1,044,728	0.2
1,024,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	1,089,914	0.2
700,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	755,125	0.2
200,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	217,750	0.1
406,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	407,906	0.1
400,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	402,480	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,037,000	Mizuho Financial Group, Inc., 0.759%, (US0003M + 0.630%), 05/25/2024	$1,044,007	0.2
400,000 (3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	401,433	0.1
200,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	209,408	0.0
1,246,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	1,246,196	0.3
1,463,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	1,459,006	0.3
3,214,000	Morgan Stanley, 3.750%, 02/25/2023	3,361,545	0.7
329,000	Morgan Stanley, 4.000%, 07/23/2025	362,619	0.1
487,000	National Bank of Canada, 0.750%, 08/06/2024	485,879	0.1
1,062,000 (1)	National Securities Clearing Corp., 0.750%, 12/07/2025	1,047,236	0.2
1,200,000 (3)	NatWest Group PLC, 2.359%, 05/22/2024	1,231,703	0.3
403,000	NatWest Group PLC, 3.875%, 09/12/2023	427,428	0.1
900,000	Navient Corp., 6.750%, 06/25/2025	984,375	0.2
403,000 (1)	Nordea Bank Abp, 0.625%, 05/24/2024	402,440	0.1
804,000	Old Republic International Corp., 4.875%, 10/01/2024	893,632	0.2
300,000	OneMain Finance Corp., 6.125%, 05/15/2022	308,250	0.1
600,000	OneMain Finance Corp., 6.875%, 03/15/2025	675,000	0.1
309,000 (1)	Owl Rock Technology Finance Corp., 6.750%, 06/30/2025	354,505	0.1
453,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	455,155	0.1
210,000	Royal Bank of Canada, 0.791%, (US0003M + 0.660%), 10/05/2023	212,476	0.0
600,000	Royal Bank of Canada, 1.150%, 06/10/2025	601,386	0.1
275,000	Royal Bank of Canada, 1.150%, 07/14/2026	273,099	0.1
391,000	Royal Bank of Canada, 3.700%, 10/05/2023	416,007	0.1
795,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	862,663	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
506,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	$538,925	0.1
810,000 (1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	807,327	0.2
1,000,000 (1)(3)	Standard Chartered PLC, 0.991%, 01/12/2025	997,215	0.2
950,000 (1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	958,313	0.2
440,000	Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	457,039	0.1
750,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	788,001	0.2
535,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	533,988	0.1
1,000,000 (1)	Swedbank AB, 0.600%, 09/25/2023	1,002,310	0.2
535,000	Toronto-Dominion Bank/The, 0.700%, 09/10/2024	534,117	0.1
515,000 (1)	UBS AG/London, 0.700%, 08/09/2024	514,517	0.1
1,000,000 (1)(3)	UBS Group AG, 1.008%, 07/30/2024	1,006,785	0.2
715,000 (1)(3)	UBS Group AG, 2.859%, 08/15/2023	730,164	0.2
900,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	919,125	0.2
1,600,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,666,873	0.4
183,000	Wells Fargo & Co., 4.125%, 08/15/2023	194,964	0.0
828,000	XLIT Ltd., 4.450%, 03/31/2025	918,510	0.2
		85,243,134	18.4
	Industrial: 3.2%
613,000	3M Co., 2.000%, 02/14/2025	634,418	0.1
300,000	Ball Corp., 4.000%, 11/15/2023	316,500	0.1
600,000	Ball Corp., 4.875%, 03/15/2026	662,250	0.1
830,000	Boeing Co/The, 4.875%, 05/01/2025	924,110	0.2
900,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	939,375	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
533,000	Caterpillar Financial Services Corp., 2.850%, 05/17/2024	$564,316	0.1
250,000	Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	262,562	0.1
505,000	General Dynamics Corp., 3.250%, 04/01/2025	542,222	0.1
433,000 (1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	430,807	0.1
363,000	Honeywell International, Inc., 1.350%, 06/01/2025	369,092	0.1
665,000 (1)	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	664,985	0.1
900,000 (1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	953,343	0.2
705,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	747,251	0.2
669,000	Raytheon Technologies Corp., 3.700%, 12/15/2023	710,144	0.1
700,000	Republic Services, Inc., 2.500%, 08/15/2024	733,266	0.2
300,000 (1)	Sealed Air Corp., 5.250%, 04/01/2023	313,875	0.1
600,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	670,479	0.1
515,000 (1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	516,358	0.1
300,000	Silgan Holdings, Inc., 4.750%, 03/15/2025	304,500	0.1
487,000 (1)	SYNNEX Corp., 1.250%, 08/09/2024	487,212	0.1
829,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	830,512	0.2
900,000 (1)	TransDigm, Inc., 8.000%, 12/15/2025	960,750	0.2
900,000 (1)	WESCO Distribution, Inc., 7.125%, 06/15/2025	961,542	0.2
503,000	WestRock RKT LLC, 4.000%, 03/01/2023	522,881	0.1
		15,022,750	3.2
	Technology: 2.7%
716,000	Analog Devices, Inc., 2.950%, 04/01/2025	764,128	0.2
765,000	Apple, Inc., 2.750%, 01/13/2025	810,518	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
900,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	$992,250	0.2
332,000 (1)	CGI, Inc., 1.450%, 09/14/2026	328,703	0.1
992,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	990,839	0.2
941,000	Fiserv, Inc., 2.750%, 07/01/2024	991,229	0.2
954,000	HP, Inc., 2.200%, 06/17/2025	984,915	0.2
738,000	Intel Corp., 3.700%, 07/29/2025	808,081	0.2
900,000	Microchip Technology, Inc., 4.250%, 09/01/2025	941,296	0.2
909,000	NetApp, Inc., 1.875%, 06/22/2025	931,686	0.2
832,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	869,490	0.2
447,000	Oracle Corp., 1.650%, 03/25/2026	453,539	0.1
282,000	Oracle Corp., 2.500%, 04/01/2025	295,159	0.1
614,000	Roper Technologies, Inc., 3.125%, 11/15/2022	628,744	0.1
703,000	VMware, Inc., 1.000%, 08/15/2024	705,449	0.1
401,000	VMware, Inc., 2.950%, 08/21/2022	409,349	0.1
395,000	VMware, Inc., 4.500%, 05/15/2025	440,179	0.1
		12,345,554	2.7
	Utilities: 3.4%
467,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	507,375	0.1
360,000	AES Corp./The, 1.375%, 01/15/2026	355,510	0.1
269,000 (1)	AES Corp./The, 3.300%, 07/15/2025	286,096	0.1
497,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	497,040	0.1
152,000	Arizona Public Service Co., 3.350%, 06/15/2024	161,596	0.0
602,000	Atmos Energy Corp., 0.625%, 03/09/2023	602,023	0.1
282,000	Avangrid, Inc., 3.200%, 04/15/2025	300,481	0.1
363,000	Black Hills Corp., 1.037%, 08/23/2024	363,057	0.1
282,000	Connecticut Light and Power Co/The, 0.750%, 12/01/2025	278,247	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
955,000 (1)	Dominion Energy, Inc., 2.450%, 01/15/2023	$979,665	0.2
242,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	254,783	0.0
930,000 (1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	932,697	0.2
463,000	Entergy Arkansas LLC, 3.050%, 06/01/2023	478,721	0.1
835,000	Entergy Corp., 0.900%, 09/15/2025	821,430	0.2
640,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	640,246	0.1
145,000	Entergy Louisiana LLC, 3.300%, 12/01/2022	148,743	0.0
160,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	169,233	0.0
245,000	FirstEnergy Corp., 4.750%, 03/15/2023	255,138	0.0
478,000	Interstate Power and Light Co., 3.250%, 12/01/2024	510,766	0.1
317,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	338,769	0.1
273,000	NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	288,033	0.1
772,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	816,547	0.2
443,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	453,770	0.1
883,000	OGE Energy Corp., 0.703%, 05/26/2023	883,093	0.2
260,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	274,105	0.1
105,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	106,645	0.0
199,000	ONE Gas, Inc., 0.850%, 03/11/2023	199,037	0.0
180,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	191,432	0.0
282,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	277,411	0.1
199,000	Southern California Edison Co., 2.400%, 02/01/2022	199,684	0.0
740,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	766,603	0.2
255,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	273,822	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,378,000	Southern Co/The, 0.600%, 02/26/2024	$1,375,625	0.3
826,000	WEC Energy Group, Inc., 0.550%, 09/15/2023	826,092	0.2
150,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	152,346	0.0
		15,965,861	3.4
	Total Corporate Bonds/Notes (Cost $207,319,631)	208,249,257	44.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
238,443	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.536%, (US0001M + 4.450%), 01/25/2029	247,517	0.1
324,165	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.436%, (US0001M + 4.350%), 05/25/2029	338,118	0.1
529,370	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000%), 10/25/2029	544,596	0.1
411,628	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.486%, (US0001M + 2.400%), 05/25/2030	418,027	0.1
424,275	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.286%, (US0001M + 2.200%), 08/25/2030	430,141	0.1
1,369,211	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.236%, (US0001M + 2.150%), 10/25/2030	1,388,743	0.3
645,483	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.636%, (US0001M + 2.550%), 12/25/2030	657,574	0.1
202,491	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.186%, (US0001M + 2.100%), 03/25/2031	204,863	0.1
958,522 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.186%, (US0001M + 2.100%), 09/25/2039	962,007	0.2
105,330	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	109,406	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,111	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	$18,597	0.0
95,712	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	97,881	0.0
640,162	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	663,716	0.1
1,346,102	Freddie Mac 3049 XF, 0.434%, (US0001M + 0.350%), 05/15/2033	1,355,229	0.3
194,312	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	220,512	0.1
606,486	Freddie Mac REMICS 3255 FA, 0.364%, (US0001M + 0.280%), 12/15/2036	610,100	0.1
48,731	Freddie Mac REMICS 3747 FA, 0.584%, (US0001M + 0.500%), 10/15/2040	49,116	0.0
96,547	Freddie Mac REMICS 3878 FA, 0.434%, (US0001M + 0.350%), 04/15/2041	96,606	0.0
1,418,453 (1)	Freddie Mac STACR 2019-HQA3 M2, 1.936%, (US0001M + 1.850%), 09/25/2049	1,425,930	0.3
88,739 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.686%, (US0001M + 3.600%), 07/25/2050	89,613	0.0
1,400,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	1,418,481	0.3
100,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.386%, (US0001M + 2.300%), 10/25/2048	101,460	0.0
264,279	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.886%, (US0001M + 3.800%), 03/25/2029	273,716	0.1
400,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 2.650%, (SOFR30A + 2.600%), 11/25/2050	406,040	0.1
99,999	Ginnie Mae Series 2010-H03 FA, 0.638%, (US0001M + 0.550%), 03/20/2060	100,475	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,075	Ginnie Mae Series 2010-H10 FC, 1.088%, (US0001M + 1.000%), 05/20/2060	$47,740	0.0
2,499,537	Ginnie Mae Series 2010-H11 FA, 1.088%, (US0001M + 1.000%), 06/20/2060	2,540,534	0.6
105,656	Ginnie Mae Series 2011-H03 FA, 0.590%, (US0001M + 0.500%), 01/20/2061	106,114	0.0
108,618	Ginnie Mae Series 2011-H05 FA, 0.590%, (US0001M + 0.500%), 12/20/2060	109,052	0.0
125,351	Ginnie Mae Series 2011-H05 FB, 0.590%, (US0001M + 0.500%), 12/20/2060	125,958	0.0
697,512	Ginnie Mae Series 2011-H06 FA, 0.540%, (US0001M + 0.450%), 02/20/2061	699,880	0.2
108,409	Ginnie Mae Series 2011-H07 FA, 0.590%, (US0001M + 0.500%), 02/20/2061	108,769	0.0
165,999	Ginnie Mae Series 2011-H08 FD, 0.590%, (US0001M + 0.500%), 02/20/2061	166,733	0.0
469,428	Ginnie Mae Series 2011-H08 FG, 0.570%, (US0001M + 0.480%), 03/20/2061	471,341	0.1
924,321	Ginnie Mae Series 2011-H09 AF, 0.590%, (US0001M + 0.500%), 03/20/2061	927,949	0.2
70,419	Ginnie Mae Series 2011-H11 FB, 0.590%, (US0001M + 0.500%), 04/20/2061	70,702	0.0
243,739	Ginnie Mae Series 2012-H18 NA, 0.610%, (US0001M + 0.520%), 08/20/2062	244,893	0.1
1,534,440	Ginnie Mae Series 2012-H23 SA, 0.620%, (US0001M + 0.530%), 10/20/2062	1,551,364	0.3
1,350,249	Ginnie Mae Series 2012-H23 WA, 0.610%, (US0001M + 0.520%), 10/20/2062	1,356,050	0.3
484,451	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	508,375	0.1
313,722 (3)	Ginnie Mae Series 2014-53 JM, 7.058%, 04/20/2039	365,773	0.1
1,676,136	Ginnie Mae Series 2017-H06 FE, 0.640%, (US0001M + 0.550%), 02/20/2067	1,688,162	0.4
991,308	Ginnie Mae Series 2017-H07 FG, 0.550%, (US0001M + 0.460%), 02/20/2067	994,694	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
450,000 (1)	Mello Warehouse Securitization Trust 2020-1 A, 0.986%, (US0001M + 0.900%), 10/25/2053	$451,568	0.1
250,000 (1)	Mello Warehouse Securitization Trust 2020-2 A, 0.886%, (US0001M + 0.800%), 11/25/2053	250,854	0.1
	Total Collateralized Mortgage Obligations (Cost $24,903,619)	25,014,969	5.4
U.S. TREASURY OBLIGATIONS: 10.4%
	U.S. Treasury Notes: 10.4%
14,936,000	0.125%, 11/30/2022	14,936,583	3.2
4,753,300 (2)	0.125%, 08/31/2023	4,741,046	1.0
4,886,200	0.250%, 09/30/2023	4,882,669	1.1
20,737,400 (2)	0.375%, 09/15/2024	20,649,914	4.4
2,404,200	0.750%, 08/31/2026	2,378,843	0.5
732,000	0.875%, 09/30/2026	728,111	0.2
	Total U.S. Treasury Obligations (Cost $48,332,329)	48,317,166	10.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.8%
604,500 (1)	AREIT 2019-CRE3 C Trust, 2.065%, (SOFR30A + 2.014%), 09/14/2036	601,192	0.1
5,000,000 (1)	Atrium Hotel Portfolio Trust 2018-ATRM D, 2.384%, (US0001M + 2.300%), 06/15/2035	5,001,286	1.1
4,000,000 (1)	BBCMS Trust 2021-AGW E, 3.234%, (US0001M + 3.150%), 06/15/2036	4,008,540	0.9
1,000,000 (1)	BDS 2018-FL8 E, 2.335%, (US0001M + 2.250%), 01/18/2036	999,999	0.2
968,000 (1)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	821,889	0.2
670,000	Benchmark 2021-B25 A5 Mortgage Trust, 2.577%, 04/15/2054	696,346	0.2
2,917,000 (1)	BHMS 2018-ATLS C, 1.984%, (US0001M + 1.900%), 07/15/2035	2,922,323	0.6
2,000,000 (1)(3)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/11/2044	2,054,731	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
340,990 (1)	BX Commercial Mortgage Trust 2020-BXLP C, 1.204%, (US0001M + 1.120%), 12/15/2036	$341,281	0.1
1,126,000 (1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	1,206,415	0.3
3,000,000 (1)	BX Trust 2019-OC11 B, 3.605%, 12/09/2041	3,263,293	0.7
2,500,000 (1)	BX Trust 2021-VIEW E, 3.684%, (US0001M + 3.600%), 06/15/2023	2,509,297	0.5
733,000 (1)(3)	Century Plaza Towers 2019-CPT B, 3.097%, 11/13/2039	771,330	0.2
500,000 (1)(3)	Century Plaza Towers 2019-CPT C, 3.097%, 11/13/2039	519,892	0.1
225,000 (1)(3)	Century Plaza Towers 2019-CPT D, 3.097%, 11/13/2039	229,392	0.0
360,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.634%, (US0001M + 2.550%), 11/15/2036	356,693	0.1
2,000,000 (3)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.440%, 10/10/2049	2,144,510	0.5
2,508,000 (1)	CLNY Trust 2019-IKPR C, 1.760%, (US0001M + 1.676%), 11/15/2038	2,510,650	0.5
185,882 (1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	186,875	0.0
540,000	COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	552,181	0.1
2,000,000 (1)(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.285%, 08/10/2050	2,120,986	0.5
990,000 (1)(3)	COMM 2013-CR10 D Mortgage Trust, 5.064%, 08/10/2046	1,019,457	0.2
120,000 (1)(3)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	118,853	0.0
380,000 (1)(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	388,830	0.1
1,000,000 (1)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317%), 06/15/2034	1,000,117	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)	DOLP Trust 2021-NYC C, 3.530%, 05/10/2041	$2,120,367	0.5
2,200,000 (1)(4)(5)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,358,372	0.3
548,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 07/28/2027	429,194	0.1
710,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 12/29/2027	544,620	0.1
28,027 (3)	Ginnie Mae 2011-53 B, 3.893%, 05/16/2051	28,677	0.0
27,358	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	27,606	0.0
14,933 (3)	Ginnie Mae 2015-21 AF, 2.156%, 07/16/2048	15,136	0.0
75,053	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	76,180	0.0
5,161	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	5,179	0.0
174,079	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	177,432	0.0
63,528	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	64,542	0.0
26,428	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	26,855	0.0
39,312	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	39,940	0.0
258,276	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	263,416	0.1
205,248	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	208,390	0.0
63,900	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	65,050	0.0
600,000 (1)	Great Wolf Trust 2019-WOLF C, 1.717%, (US0001M + 1.633%), 12/15/2036	599,012	0.1
3,557,250 (1)	Great Wolf Trust 2019-WOLF E, 2.816%, (US0001M + 2.732%), 12/15/2036	3,499,117	0.8
330,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	325,183	0.1
1,039,000 (1)(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,037,634	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,070,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.584%, (US0001M + 1.500%), 10/15/2036	$1,060,771	0.2
390,000 (1)(3)	GS Mortgage Securities Trust 2012-GC6 C, 6.047%, 01/10/2045	392,170	0.1
190,000 (1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	198,223	0.0
330,000 (1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	341,864	0.1
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 A3, 3.393%, 12/15/2049	5,387,827	1.2
269,149 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	273,084	0.1
442,447 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.872%, 11/15/2043	438,732	0.1
384,770	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	390,213	0.1
210,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.239%, 12/15/2047	214,255	0.0
900,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	890,887	0.2
269,944 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	277,578	0.1
360,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	378,074	0.1
100,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	96,113	0.0
1,100,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.362%, 11/15/2045	1,156,419	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
820,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.811%, 04/15/2047	$870,151	0.2
900,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.811%, 04/15/2047	917,268	0.2
430,000 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	453,007	0.1
1,000,000 (1)(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	823,649	0.2
610,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	617,002	0.1
2,300,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.757%, 11/15/2045	2,192,618	0.5
720,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	736,328	0.2
400,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.156%, 12/15/2048	367,503	0.1
500,665 (1)(6)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	462,865	0.1
290,000 (1)(6)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	72,500	0.0
305,578	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	319,609	0.1
910,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	947,703	0.2
1,069,936 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.236%, (US0001M + 2.150%), 02/25/2035	1,074,365	0.2
160,000	UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	165,052	0.0
5,000,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 C, 4.170%, 04/10/2046	4,932,586	1.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,025,793 (1)	VMC Finance 2019-FL3 A LLC, 1.184%, (US0001M + 1.100%), 09/15/2036	$1,024,164	0.2
1,642,500 (1)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	1,690,679	0.4
58,924	Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	59,347	0.0
465,000 (1)(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.978%, 04/15/2045	469,436	0.1
544,104 (1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	547,457	0.1
500,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	505,658	0.1
	Total Commercial Mortgage-Backed Securities (Cost $78,424,560)	78,003,417	16.8
ASSET-BACKED SECURITIES: 20.7%
	Automobile Asset-Backed Securities: 6.4%
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	201,307	0.0
100,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	102,324	0.0
350,000	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	354,479	0.1
400,000	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	405,625	0.1
606,462	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	608,725	0.1
400,000	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	406,915	0.1
400,000	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	402,849	0.1
350,000	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	350,775	0.1
350,000	Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	357,119	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	$103,162	0.0
2,700,000	Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	2,784,033	0.6
550,000	Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	567,641	0.1
450,000	Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	449,927	0.1
150,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	149,650	0.0
2,750,000	CarMax Auto Owner Trust 2021-3 A3, 0.550%, 06/15/2026	2,750,205	0.6
249,455	Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	249,692	0.0
650,000	Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	652,005	0.1
2,750,000	Drive Auto Receivables Trust 2021-2 B, 0.580%, 12/15/2025	2,752,012	0.6
1,500,000	Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	1,503,559	0.3
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	248,377	0.0
300,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	305,948	0.1
550,000	GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	552,133	0.1
2,600,000	GM Financial Consumer Automobile Receivables Trust 2020-1 A4, 1.900%, 03/17/2025	2,659,950	0.6
750,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	746,413	0.2
200,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	203,295	0.0
500,000	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	502,631	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
400,000	Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	$399,853	0.1
750,000 (1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	749,953	0.2
200,000	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	203,136	0.0
250,000	Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	252,909	0.1
350,000	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	358,746	0.1
1,350,000 (1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	1,347,326	0.3
750,000	Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	752,337	0.2
500,000	Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	501,223	0.1
350,000	Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	350,621	0.1
2,700,000	Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	2,704,262	0.6
300,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	303,056	0.1
900,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	911,450	0.2
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	357,291	0.1
		29,562,914	6.4
	Credit Card Asset-Backed Securities: 0.2%
800,000 (1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	800,240	0.2

	Other Asset-Backed Securities: 13.2%
2,750,000 (1)	AIG CLO 2021-2A A Ltd., 1.260%, (US0003M + 1.170%), 07/20/2034	2,750,484	0.6
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.506%, (US0003M + 1.380%), 10/15/2031	$500,130	0.1
600,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.464%, (US0003M + 1.330%), 01/20/2033	600,575	0.1
700,000 (1)	Apidos CLO XXXII 2019-32A A1, 1.454%, (US0003M + 1.320%), 01/20/2033	700,389	0.1
400,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.356%, (US0003M + 1.230%), 01/15/2030	398,423	0.1
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.484%, (US0003M + 1.350%), 07/18/2029	250,004	0.0
1,900,000 (1)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 1.536%, (US0003M + 1.400%), 10/20/2034	1,900,190	0.4
500,000 (1)	Barings Clo Ltd. 2019-4A A1, 1.456%, (US0003M + 1.330%), 01/15/2033	500,257	0.1
4,000,000 (1)	BDS 2020-FL5 A Ltd., 1.315%, (SOFR30A + 1.150%), 02/16/2037	4,001,258	0.9
600,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.464%, (US0003M + 1.330%), 01/17/2033	600,712	0.1
250,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.334%, (US0003M + 1.200%), 01/20/2031	249,672	0.0
2,000,000 (1)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 1.313%, (US0003M + 1.170%), 07/15/2034	2,000,348	0.4
4,000,000 (1)	BlueMountain CLO XXXII Ltd. 2021-32A A, 1.253%, (US0003M + 1.170%), 10/15/2034	4,001,360	0.9
4,000,000 (1)	BRSP 2021-FL1 B Ltd., 1.987%, (US0001M + 1.900%), 08/19/2038	3,999,997	0.9
450,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	450,124	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
800,000 (1)	Carlyle US Clo 2021-4A A2 Ltd., 1.534%, (US0003M + 1.400%), 04/20/2034	$800,493	0.2
500,000 (1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.298%, (US0003M + 1.160%), 07/23/2034	500,271	0.1
250,000 (1)	CIFC Funding 2015-IA ARR Ltd., 1.248%, (US0003M + 1.110%), 01/22/2031	250,082	0.1
600,000 (1)	CIFC Funding 2019-6A A1 Ltd., 1.456%, (US0003M + 1.330%), 01/16/2033	600,364	0.1
250,000 (1)	CIFC Funding 2019-6A A2 Ltd., 1.876%, (US0003M + 1.750%), 01/16/2033	250,426	0.1
500,000 (1)	CIFC Funding 2020-2A AR Ltd., 1.289%, (US0003M + 1.170%), 10/20/2034	500,051	0.1
500,000 (1)	CIFC Funding 2020-3A A2 Ltd., 1.734%, (US0003M + 1.600%), 10/20/2031	500,129	0.1
2,750,000 (1)	CIFC Funding 2020-IA A1R Ltd., 1.261%, (US0003M + 1.150%), 07/15/2036	2,750,982	0.6
2,650,000	CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	2,646,668	0.6
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 1.314%, (US0003M + 1.180%), 10/20/2030	250,079	0.0
360,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.325%, (US0003M + 1.200%), 08/15/2030	360,091	0.1
250,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.384%, (US0003M + 1.250%), 01/20/2030	250,002	0.0
350,000 (1)	Elevation CLO 2014-2A A1R Ltd., 1.356%, (US0003M + 1.230%), 10/15/2029	350,012	0.1
250,000 (1)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	250,227	0.1
2,500,000	John Deere Owner Trust 2021-B A3, 0.520%, 03/16/ 2026	2,499,211	0.5
750,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.514%, (US0003M + 1.380%), 01/20/2033	750,557	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.334%, (US0003M + 1.200%), 04/17/2033	$501,217	0.1
2,600,000 (1)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,593,007	0.6
116,946 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.214%, (US0001M + 1.130%), 05/15/2036	116,946	0.0
2,750,000 (1)	Magnetite XXVI Ltd. 2020-26A A2R, 1.519%, (US0003M + 1.400%), 07/25/2034	2,749,989	0.6
500,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.414%, (US0003M + 1.280%), 01/20/2032	500,233	0.1
749,039 (1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	753,395	0.2
600,000 (1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	601,413	0.1
1,575,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 1.935%, (US0001M + 1.850%), 07/16/2036	1,574,998	0.3
340,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.474%, (US0003M + 1.340%), 01/19/2033	340,302	0.1
400,000 (1)	Oaktree CLO Ltd. 2021-1A A1, 1.306%, (US0003M + 1.160%), 07/15/2034	400,286	0.1
1,550,000 (1)	OCP CLO 2020-19A AR Ltd., 1.284%, (US0003M + 1.150%), 10/20/2034	1,554,526	0.3
500,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.634%, (US0003M + 1.500%), 10/20/2031	500,093	0.1
250,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.484%, (US0003M + 1.350%), 07/19/2030	250,000	0.1
600,000 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.305%, (US0003M + 1.180%), 11/18/2031	600,121	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
400,000 (1)	OHA Credit Funding 4 Ltd. 2019-4A A1, 1.468%, (US0003M + 1.330%), 10/22/2032	$400,109	0.1
3,700,000 (1)	OHA Credit Partners XIII Ltd. 2016-13A AR, 1.317%, (US0003M + 1.170%), 10/25/2034	3,700,736	0.8
3,000,000 (1)	OHA Credit Partners XVI 2021-16A A, 1.314%, (US0003M + 1.150%), 10/18/2034	3,001,224	0.6
500,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.465%, (US0003M + 1.340%), 11/15/2032	500,350	0.1
500,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.234%, (US0003M + 1.100%), 07/20/2030	499,999	0.1
350,000 (1)	PFS Financing Corp. 2021-B A, 0.775%, 08/15/2026	349,164	0.1
8,546 (1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	8,558	0.0
99,512 (1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	100,146	0.0
590,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.526%, (US0003M + 1.400%), 01/15/2033	590,358	0.1
500,000 (1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.306%, (US0003M + 1.160%), 07/20/2034	500,359	0.1
400,000 (1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.776%, (US0003M + 1.650%), 01/15/2033	400,328	0.1
1,650,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,647,144	0.4
26,187	Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	26,285	0.0
300,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 1.228%, (US0003M + 1.100%), 07/15/2034	300,107	0.1
		61,474,961	13.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.9%
34,182 (1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	$34,540	0.0
120,456 (1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	122,363	0.0
300,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.684%, (US0001M + 1.600%), 10/15/2031	305,751	0.1
335,623 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	343,079	0.1
104,795 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	105,394	0.0
181,587 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	181,473	0.0
500,000 (1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	498,178	0.1
2,210,255 (1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	2,204,457	0.5
600,000 (1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	599,340	0.1
		4,394,575	0.9
	Total Asset-Backed Securities (Cost $96,093,187)	96,232,690	20.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(7)
24,015	5.500%, 01/01/2037	26,888	0.0
19,241	5.500%, 08/01/2038	21,540	0.0
7,687	5.500%, 10/01/2038	8,609	0.0
4,211	5.500%, 10/01/2038	4,714	0.0
169,917	5.500%, 11/01/2038	195,026	0.1
103,249	5.500%, 02/01/2039	115,654	0.0
		372,431	0.1
	Uniform Mortgage-Backed Securities: 0.0%
36,031	5.000%, 03/01/2027	37,595	0.0
85,493	5.000%, 07/01/2034	97,114	0.0
		134,709	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
	Total U.S. Government Agency Obligations (Cost $480,586)	$507,140	0.1
	Total Long-Term Investments (Cost $455,553,912)	456,324,639	98.3
SHORT-TERM INVESTMENTS: 4.2%
	Commercial Paper: 1.4%
2,000,000	Fiserv, Inc., 0.160%, 10/18/2021	1,999,845	0.4
4,500,000	Sherwin-Williams Co., 0.180%, 10/18/2021	4,499,591	1.0
	Total Commercial Paper (Cost $6,499,591)	6,499,436	1.4

	Repurchase Agreements: 1.4%
1,482,116 (8)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,482,118, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,511,758, due 09/01/31-07/01/60)	1,482,116	0.3
439,372 (8)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $439,373, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $448,159, due 06/30/22-02/15/28)	439,372	0.1
1,482,116 (8)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,482,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,511,758, due 11/15/21-10/01/51)	1,482,116	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,482,116 (8)	HSBC Securities USA, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/ 21 (Repurchase Amount $1,482,118, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,511,758, due 05/20/43-03/20/51)	$1,482,116	0.4
1,482,116 (8)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,482,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,511,758, due 10/31/21-05/01/58)	1,482,116	0.3
	Total Repurchase Agreements (Cost $6,367,836)	6,367,836	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
6,444,000 (9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $6,444,000)	6,444,000	1.4
	Total Short-Term Investments (Cost $19,311,427)	19,311,272	4.2
	Total Investments in Securities (Cost $474,865,339)	$475,635,911	102.5
	Liabilities in Excess of Other Assets	(11,740,914)	(2.5)
	Net Assets	$463,894,997	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

Corporate Bonds/Notes	44.9%
Asset-Backed Securities	20.7%
Commercial Mortgage-Backed Securities	16.8%
U.S. Treasury Obligations	10.4%
Collateralized Mortgage Obligations	5.4%
U.S. Government Agency Obligations	0.1%
Assets in Excess of Other Liabilities ,*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.

(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$208,249,257	$—	$208,249,257
Collateralized Mortgage Obligations	—	25,014,969	—	25,014,969
Asset-Backed Securities	—	96,232,690	—	96,232,690
Commercial Mortgage-Backed Securities	—	77,468,052	535,365	78,003,417
U.S. Government Agency Obligations	—	507,140	—	507,140
U.S. Treasury Obligations	—	48,317,166	—	48,317,166
Short-Term Investments	6,444,000	12,867,272	—	19,311,272
Total Investments, at fair value	$6,444,000	$468,656,546	$535,365	$475,635,911
Other Financial Instruments+
Futures	359,127	—	—	359,127
Total Assets	$6,803,127	$468,656,546	$535,365	$475,995,038
Liabilities Table
Other Financial Instruments+
Futures	$(90,314)	$—	$—	$(90,314)
Total Liabilities	$(90,314)	$—	$—	$(90,314)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	628	12/31/21	$138,194,344	$(90,314)
			$138,194,344	$(90,314)
Short Contracts:
U.S. Treasury 10-Year Note	(69)	12/21/21	(9,081,047)	126,001
U.S. Treasury 5-Year Note	(365)	12/31/21	(44,800,898)	233,126
			$(53,881,945)	$359,127
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$359,127
Total Asset Derivatives		$359,127
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$90,314
Total Liability Derivatives		$90,314

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(317,495)
Total	$(317,495)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$177,844
Total	$177,844
At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $474,956,702.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,020,556
Gross Unrealized Depreciation	(1,072,533)
Net Unrealized Appreciation	$948,023

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.3%
	Basic Materials: 1.4%
1,250,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,341,437	0.1
1,350,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,450,555	0.1
1,500,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,615,800	0.1
425,000 (1)(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	434,562	0.0
350,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	361,812	0.0
625,000 (1)(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	600,934	0.0
450,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	478,294	0.0
625,000 (1)	Constellium SE, 5.625%, 06/15/2028	657,744	0.0
610,000 (1)(2)	Diamond BC BV, 4.625%, 10/01/2029	619,922	0.0
525,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	530,906	0.0
1,000,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	1,008,123	0.1
1,250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	1,341,081	0.1
400,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	423,536	0.0
145,000 (1)(2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	150,017	0.0
1,450,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,504,375	0.1
85,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	90,100	0.0
275,000 (2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	297,687	0.0
750,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	809,186	0.1
575,000 (1)(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	569,969	0.0
560,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	618,136	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
600,000 (1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	$606,750	0.0
2,000,000 (1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,117,500	0.1
400,000	Inversiones CMPC SA, 4.375%, 04/04/2027	441,900	0.0
675,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	689,070	0.0
386,000 (1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	428,630	0.0
595,000 (1)(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	622,519	0.0
650,000 (1)(2)	Novelis Corp., 3.875%, 08/15/2031	643,695	0.0
220,000 (1)	OCI NV, 4.625%, 10/15/2025	231,396	0.0
500,000 (1)	OCI NV, 5.250%, 11/01/2024	514,925	0.0
325,000 (1)	OCP SA, 3.750%, 06/23/2031	324,824	0.0
475,000	Olin Corp., 5.125%, 09/15/2027	494,000	0.0
650,000	Olin Corp., 5.000%, 02/01/2030	688,188	0.0
400,000	Sasol Financing USA LLC, 5.500%, 03/18/2031	410,200	0.0
775,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	807,056	0.1
2,500,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,603,058	0.1
2,425,000 (1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,477,239	0.1
350,000 (2)	Southern Copper Corp., 5.875%, 04/23/2045	473,638	0.0
200,000 (1)	SPCM SA, 3.125%, 03/15/2027	200,490	0.0
400,000 (1)	SPCM SA, 3.375%, 03/15/2030	400,190	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,350,000	Suzano Austria GmbH, 5.000%, 01/15/2030	$1,498,163	0.1
200,000	Suzano Austria GmbH, 6.000%, 01/15/2029	234,950	0.0
700,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	710,500	0.1
600,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	597,750	0.0
115,000 (1)(2)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	116,581	0.0
210,000 (1)(2)	Unifrax Escrow Issuer Corp., 7.500%, 09/30/2029	215,464	0.0
2,600,000 (2)	Vale Overseas Ltd., 3.750%, 07/08/2030	2,696,720	0.1
650,000 (1)(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	615,219	0.0
		36,764,791	1.4
	Communications: 1.7%
500,000 (1)(2)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	498,187	0.0
600,000 (2)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	577,086	0.0
600,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	552,180	0.0
600,000 (1)(2)	Altice Financing SA, 5.750%, 08/15/2029	582,000	0.0
600,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	577,152	0.0
800,000 (1)	Altice France SA/France, 5.500%, 10/15/2029	792,934	0.0
575,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	619,419	0.0
675,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	689,583	0.0
1,265,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,304,531	0.1
1,275,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,329,264	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
625,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	$653,219	0.0
850,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	843,094	0.1
400,000 (1)(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	416,500	0.0
350,000 (1)(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	368,844	0.0
100,000 (1)(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	95,268	0.0
859,000 (1)(2)	CommScope Technologies LLC, 6.000%, 06/15/2025	870,811	0.1
325,000 (1)(2)	CommScope, Inc., 4.750%, 09/01/2029	325,000	0.0
825,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	864,237	0.1
600,000 (1)(2)	CSC Holdings LLC, 4.625%, 12/01/2030	569,568	0.0
325,000	CSC Holdings LLC, 5.250%, 06/01/2024	348,556	0.0
600,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	610,893	0.0
400,000 (1)(2)	CSC Holdings LLC, 7.500%, 04/01/2028	432,811	0.0
550,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	363,687	0.0
350,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	153,713	0.0
875,000 (1)(2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	914,375	0.1
500,000	DISH DBS Corp., 5.125%, 06/01/2029	490,572	0.0
525,000 (2)	DISH DBS Corp., 7.375%, 07/01/2028	557,466	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
700,000	Embarq Corp., 7.995%, 06/01/2036	$751,804	0.0
150,000 (1)(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	157,688	0.0
600,000 (1)(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	633,147	0.0
575,000 (1)	GCI LLC, 4.750%, 10/15/2028	604,369	0.0
575,000	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	654,509	0.0
275,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	286,085	0.0
875,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	936,250	0.1
600,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	612,562	0.0
200,000 (1)(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	206,240	0.0
800,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	849,000	0.1
115,000 (1)	LogMeIn, Inc., 5.500%, 09/01/2027	117,156	0.0
270,000 (2)	Lumen Technologies, Inc., 5.625%, 04/01/2025	293,962	0.0
655,000 (1)	Mav Acquisition Corp., 8.000%, 08/01/2029	626,733	0.0
743,000	Meredith Corp., 6.875%, 02/01/2026	768,076	0.0
650,000 (1)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	673,400	0.0
525,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	547,554	0.0
175,000 (1)(2)	Netflix, Inc., 4.875%, 06/15/2030	206,281	0.0
750,000	Netflix, Inc., 5.875%, 11/15/2028	919,988	0.1
800,000 (1)(4)	Network i2i Ltd., 3.975%, 12/31/2199	807,000	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,000,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	$1,020,970	0.1
875,000 (1)(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	893,445	0.1
125,000 (1)(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	125,593	0.0
150,000 (1)(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	147,694	0.0
675,000 (1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	693,687	0.0
775,000 (1)(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	758,531	0.0
600,000 (1)(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	627,750	0.0
625,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	653,813	0.0
1,450,000	Sprint Corp., 7.125%, 06/15/2024	1,652,203	0.1
450,000	Sprint Corp., 7.625%, 03/01/2026	545,839	0.0
135,000 (2)	TEGNA, Inc., 4.625%, 03/15/2028	138,186	0.0
225,000 (1)(2)	TEGNA, Inc., 4.750%, 03/15/2026	234,984	0.0
625,000 (2)	TEGNA, Inc., 5.000%, 09/15/2029	644,563	0.0
175,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	196,656	0.0
775,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	902,836	0.1
300,000 (1)	Tencent Holdings Ltd., 2.880%, 04/22/2031	306,541	0.0
300,000 (1)	Tencent Holdings Ltd., 3.680%, 04/22/2041	311,621	0.0
2,000,000	Tencent Holdings Ltd., 3.975%, 04/11/2029	2,194,736	0.1
225,000 (1)(2)	Univision Communications, Inc., 4.500%, 05/01/2029	228,938	0.0
1,125,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,223,438	0.1
500,000 (1)	Urban One, Inc., 7.375%, 02/01/2028	536,755	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
475,000 (4)	ViacomCBS, Inc., 6.250%, 02/28/2057	$544,621	0.0
600,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	608,809	0.0
140,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	146,125	0.0
325,000 (1)(2)	ViaSat, Inc., 6.500%, 07/15/2028	342,703	0.0
500,000 (1)(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	501,725	0.0
1,100,000 (1)(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,137,642	0.1
500,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	511,465	0.0
200,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	212,486	0.0
		45,097,109	1.7
	Consumer, Cyclical: 2.4%
575,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	569,969	0.0
660,000 (1)	Academy Ltd., 6.000%, 11/15/2027	713,625	0.0
710,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	742,429	0.0
900,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	922,518	0.1
175,000 (1)	Adient US LLC, 9.000%, 04/15/2025	189,219	0.0
975,000 (1)(2)	Affinity Gaming, 6.875%, 12/15/2027	1,026,768	0.1
800,000 (1)(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	871,440	0.1
277,306	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	270,681	0.0
500,000 (1)(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	451,175	0.0
925,000 (1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	997,844	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
375,000 (2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	$400,312	0.0
400,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	411,000	0.0
290,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	303,050	0.0
150,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750)%, 04/01/2027	149,111	0.0
550,000 (1)	Boyd Gaming Corp., 4.750%, 06/15/2031	567,875	0.0
425,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	461,125	0.0
420,000 (1)	Boyne USA, Inc., 4.750%, 05/15/2029	434,175	0.0
170,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	172,337	0.0
580,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	611,324	0.0
850,000 (1)(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	862,622	0.1
625,000 (1)	Carnival Corp., 7.625%, 03/01/2026	667,969	0.0
650,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	684,937	0.0
525,000 (1)	Century Communities, Inc., 3.875%, 08/15/2029	530,906	0.0
600,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	644,475	0.0
2,475,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	2,487,791	0.1
674,782 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	752,799	0.0
90,000 (2)	Delta Air Lines, Inc., 7.375%, 01/15/2026	106,077	0.0
600,000	Falabella SA, 3.750%, 10/30/2027	639,750	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
250,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	$250,937	0.0
650,000	Ford Motor Co., 9.000%, 04/22/2025	782,457	0.1
1,000,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,003,250	0.1
500,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	503,750	0.0
750,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	796,312	0.1
875,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	944,632	0.1
875,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	978,906	0.1
1,100,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,183,699	0.1
650,000 (1)	Gap, Inc./The, 3.875%, 10/01/2031	650,812	0.0
300,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	297,179	0.0
495,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	522,980	0.0
3,000,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	3,011,250	0.1
475,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	499,270	0.0
725,000 (1)	Interface, Inc., 5.500%, 12/01/2028	763,722	0.1
250,000 (1)	IRB Holding Corp., 6.750%, 02/15/2026	257,187	0.0
75,000 (1)	IRB Holding Corp., 7.000%, 06/15/2025	79,723	0.0
1,175,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,458,469	0.1
615,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	615,563	0.0
850,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	873,222	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
75,000	LCM Investments Holdings LLC, 4.875%, 05/01/2029	$76,500	0.0
625,000 (1)(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	646,887	0.0
200,000 (1)	M/I Homes, Inc., 3.950%, 02/15/2030	200,827	0.0
550,000	M/I Homes, Inc., 4.950%, 02/01/2028	576,125	0.0
305,000 (2)	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	300,367	0.0
400,000	Mattel, Inc., 5.450%, 11/01/2041	474,706	0.0
525,000	Meritage Homes Corp., 5.125%, 06/06/2027	585,375	0.0
475,000	Meritage Homes Corp., 6.000%, 06/01/2025	537,344	0.0
975,000 (1)	Meritor, Inc., 4.500%, 12/15/2028	978,676	0.1
130,000 (2)	MGM Resorts International, 5.500%, 04/15/2027	141,213	0.0
300,000	MGM Resorts International, 6.000%, 03/15/2023	317,607	0.0
625,000 (1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	637,500	0.0
150,000 (1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	151,125	0.0
450,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	477,000	0.0
165,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	172,704	0.0
500,000 (1)(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	494,825	0.0
450,000 (1)(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	464,063	0.0
1,000,000 (1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,092,555	0.1
568,000 (1)(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	601,308	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
925,000 (1)(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	$960,922	0.1
310,000 (1)(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	317,526	0.0
145,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	157,768	0.0
500,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	540,000	0.0
300,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	318,750	0.0
325,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	352,360	0.0
550,000 (1)(2)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	555,156	0.0
625,000 (1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	643,534	0.0
575,000 (1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	591,540	0.0
725,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	754,649	0.0
850,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	893,563	0.1
505,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	515,971	0.0
625,000 (1)(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	644,538	0.0
950,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	926,250	0.1
200,000 (1)(2)	Station Casinos LLC, 4.500%, 02/15/2028	203,420	0.0
303,000 (1)	Station Casinos LLC, 5.000%, 10/01/2025	307,822	0.0
700,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	735,000	0.0
500,000 (1)(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	501,250	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
250,000 (1)	Tenneco, Inc., 7.875%, 01/15/2029	$279,375	0.0
525,000	Tri Pointe Homes, Inc., 5.700%, 06/15/2028	571,594	0.0
225,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	231,188	0.0
500,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	517,350	0.0
475,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	487,469	0.0
850,000 (1)(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	893,520	0.1
827,137	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	871,471	0.1
700,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	714,333	0.0
875,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	848,164	0.1
255,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	293,888	0.0
150,000 (1)(2)	VOC Escrow Ltd., 5.000%, 02/15/2028	148,207	0.0
625,000 (1)	Wheel Pros, Inc., 6.500%, 05/15/2029	605,472	0.0
600,000 (1)(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	633,798	0.0
300,000 (1)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250)%, 03/15/2026	310,275	0.0
550,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	570,845	0.0
275,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	286,829	0.0
625,000 (1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	632,031	0.0
475,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	496,461	0.0
		61,355,619	2.4

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 1.9%
750,000 (1)(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	$789,349	0.0
500,000 (1)(2)	ACCO Brands Corp., 4.250%, 03/15/2029	502,675	0.0
875,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	921,113	0.1
805,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	801,088	0.0
525,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	524,593	0.0
275,000 (1)(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	296,656	0.0
675,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	719,719	0.0
300,000 (1)(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	296,436	0.0
400,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	423,412	0.0
750,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	816,919	0.0
825,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	848,719	0.1
125,000 (1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	128,980	0.0
750,000 (1)(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	779,062	0.0
1,500,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,599,675	0.1
225,000 (1)(2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	233,437	0.0
1,040,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	971,381	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
450,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	$461,736	0.0
515,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	535,600	0.0
350,000	Centene Corp., 2.500%, 03/01/2031	345,625	0.0
300,000 (2)	Centene Corp., 2.625%, 08/01/2031	298,347	0.0
975,000	Centene Corp., 4.625%, 12/15/2029	1,063,774	0.1
600,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	622,392	0.0
225,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	232,594	0.0
750,000 (1)(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	781,312	0.0
250,000 (1)(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	251,875	0.0
325,000 (1)(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	340,723	0.0
800,000 (1)(2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	838,000	0.1
825,000 (1)(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	828,081	0.1
835,000 (1)	CoreLogic, Inc., 4.500%, 05/01/2028	830,825	0.1
650,000 (1)	CPI Acquisition, Inc., 8.625%, 03/15/2026	706,062	0.0
275,000 (1)(2)	DaVita, Inc., 3.750%, 02/15/2031	268,125	0.0
275,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	283,212	0.0
1,325,000 (1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,419,498	0.1
1,050,000	DP World Crescent Ltd., 3.875%, 07/18/2029	1,136,489	0.1
145,000	Encompass Health Corp., 4.625%, 04/01/2031	152,583	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
329,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	$235,821	0.0
140,000 (1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	140,505	0.0
575,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	602,013	0.0
1,425,000	HCA, Inc., 5.375%, 02/01/2025	1,594,219	0.1
325,000	HCA, Inc., 5.625%, 09/01/2028	387,059	0.0
1,225,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,327,080	0.1
625,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	673,544	0.0
400,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	415,020	0.0
850,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	922,258	0.1
440,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	458,383	0.0
550,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	612,408	0.0
599,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	650,214	0.0
300,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	341,957	0.0
1,175,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	1,446,376	0.1
325,000	Kraft Heinz Foods Co., 5.500%, 06/01/2050	429,586	0.0
545,000 (1)(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	544,319	0.0
235,000 (1)	LifePoint Health, Inc., 5.375%, 01/15/2029	228,957	0.0
555,000 (1)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	523,637	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,500,000 (1)(2)	Natura Cosmeticos SA, 4.125%, 05/03/2028	$1,520,250	0.1
700,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	726,915	0.0
400,000	New Albertsons L.P., 7.450%, 08/01/2029	466,786	0.0
100,000 (1)(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	97,405	0.0
550,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	579,766	0.0
600,000 (1)(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	630,960	0.0
480,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	489,634	0.0
175,000 (1)	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	178,172	0.0
300,000 (1)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	322,725	0.0
675,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	718,538	0.0
225,000 (1)(2)	Post Holdings, Inc., 4.625%, 04/15/2030	227,021	0.0
1,000,000 (1)(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,051,850	0.1
625,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	624,128	0.0
895,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	942,301	0.1
625,000 (1)(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	630,497	0.0
250,000 (1)(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	252,914	0.0
325,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	360,344	0.0
150,000 (1)(2)	Square, Inc., 2.750%, 06/01/2026	152,243	0.0
380,000 (1)(2)	Square, Inc., 3.500%, 06/01/2031	390,252	0.0
350,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	355,688	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
725,000 (1)(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	$762,526	0.0
1,175,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	1,268,119	0.1
820,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	834,350	0.1
675,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	731,531	0.0
200,000	United Rentals North America, Inc., 3.750%, 01/15/2032	202,500	0.0
525,000	United Rentals North America, Inc., 4.875%, 01/15/2028	555,723	0.0
200,000	United Rentals North America, Inc., 5.250%, 01/15/2030	219,250	0.0
525,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	549,987	0.0
		49,425,798	1.9
	Energy: 3.8%
950,000 (1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,027,187	0.1
350,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	360,937	0.0
525,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	543,007	0.0
550,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	579,920	0.0
150,000 (1)(2)	Antero Resources Corp., 7.625%, 02/01/2029	167,887	0.0
700,000	Apache Corp., 4.375%, 10/15/2028	757,750	0.0
350,000	Apache Corp., 5.100%, 09/01/2040	392,430	0.0
375,000 (1)(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	388,346	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
250,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	$263,227	0.0
600,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	620,850	0.0
600,000 (1)	Baytex Energy Corp., 5.625%, 06/01/2024	604,305	0.0
675,000 (1)	Baytex Energy Corp., 8.750%, 04/01/2027	698,024	0.0
650,000 (1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	681,421	0.0
250,000 (1)(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	270,625	0.0
825,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	984,949	0.1
280,000 (1)(2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	284,683	0.0
900,000 (1)	CNX Resources Corp., 7.250%, 03/14/2027	959,355	0.1
250,000	Continental Resources, Inc., 4.900%, 06/01/2044	280,312	0.0
175,000 (1)(2)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	211,750	0.0
175,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	178,937	0.0
775,000 (1)(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	811,985	0.0
340,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	383,244	0.0
190,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	210,188	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
50,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	$58,490	0.0
650,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	740,188	0.0
600,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	616,275	0.0
300,000 (1)(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	320,058	0.0
162,000 (1)	Devon Energy Corp., 4.500%, 01/15/2030	176,640	0.0
275,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	279,210	0.0
425,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	438,281	0.0
1,800,000 (2)	Ecopetrol SA, 5.375%, 06/26/2026	1,958,580	0.1
2,500,000	Ecopetrol SA, 6.875%, 04/29/2030	2,929,375	0.1
500,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	525,265	0.0
1,200,000	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,341,873	0.1
340,000 (1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	380,197	0.0
625,000 (1)(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	639,859	0.0
5,725,000 (4)	Energy Transfer L.P., 7.125%, 12/31/2199	6,018,406	0.2
1,075,000	EnLink Midstream LLC, 5.375%, 06/01/2029	1,138,667	0.1
700,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	724,938	0.0
285,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	313,463	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
355,000 (1)(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	$389,595	0.0
75,000 (1)(2)	EQT Corp., 3.125%, 05/15/2026	76,978	0.0
75,000 (1)(2)	EQT Corp., 3.625%, 05/15/2031	78,244	0.0
100,000	EQT Corp., 5.000%, 01/15/2029	112,720	0.0
3,600,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	3,994,909	0.2
750,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	830,288	0.0
2,700,000 (1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	2,692,724	0.1
2,300,000 (1)(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	2,400,784	0.1
400,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	405,000	0.0
375,000 (1)(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	392,175	0.0
250,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	257,188	0.0
450,000 (1)(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	463,185	0.0
800,000 (1)	Independence Energy Finance LLC, 7.250%, 05/01/2026	825,008	0.0
2,625,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,940,630	0.1
2,550,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,015,171	0.1
300,000 (1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	354,726	0.0
425,000 (1)(2)	Laredo Petroleum, Inc., 7.750%, 07/31/2029	426,594	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,150,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	$1,067,562	0.1
425,000	Murphy Oil Corp., 5.875%, 12/01/2027	442,850	0.0
500,000	Murphy Oil Corp., 6.375%, 07/15/2028	529,375	0.0
475,000 (1)	Nabors Industries Ltd., 7.500%, 01/15/2028	450,856	0.0
255,000	Nabors Industries, Inc., 5.100%, 09/15/2023	249,685	0.0
625,000 (1)(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	655,703	0.0
1,580,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	1,515,655	0.1
1,005,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,114,294	0.1
1,300,000 (2)	Occidental Petroleum Corp., 6.625%, 09/01/2030	1,603,875	0.1
575,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	721,211	0.0
1,000,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	1,031,250	0.1
925,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	1,046,406	0.1
325,000	Ovintiv, Inc., 6.500%, 02/01/2038	447,961	0.0
2,100,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	2,005,498	0.1
1,375,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,408,653	0.1
750,000 (1)	Pertamina Persero PT, 3.100%, 08/27/2030	767,404	0.0
4,125,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	4,482,844	0.2
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	1,031,250	0.1
7,450,000 (2)	Petroleos Mexicanos, 5.950%, 01/28/2031	7,231,901	0.3
575,000	Petroleos Mexicanos, 6.500%, 01/23/2029	591,914	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,000,000 (1)	Petroleos Mexicanos, 6.875%, 10/16/2025	$1,096,250	0.1
1,000,000 (1)	Petronas Capital Ltd., 2.480%, 01/28/2032	996,131	0.1
2,000,000	Petronas Capital Ltd., 3.500%, 04/21/2030	2,168,129	0.1
525,000 (1)	Precision Drilling Corp., 6.875%, 01/15/2029	549,150	0.0
2,000,000 (1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,073,076	0.1
975,000 (1)	Qatar Petroleum, 3.125%, 07/12/2041	976,394	0.1
585,000 (1)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	594,506	0.0
2,200,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	2,222,917	0.1
750,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	716,824	0.0
825,000 (1)	Southwestern Energy Co., 5.375%, 02/01/2029	883,625	0.0
175,000 (2)	Southwestern Energy Co., 5.375%, 03/15/2030	189,083	0.0
642,000 (1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	637,073	0.0
625,000 (1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	623,438	0.0
135,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	137,095	0.0
425,000	Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	443,063	0.0
350,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	358,955	0.0
390,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	422,663	0.0
850,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	918,000	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
950,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	$965,067	0.1
525,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	523,191	0.0
825,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	669,892	0.0
350,000 (1)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	360,955	0.0
490,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	511,438	0.0
625,000 (1)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	675,394	0.0
325,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	339,503	0.0
975,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	1,121,806	0.1
		99,486,768	3.8
	Financial: 1.8%
1,950,000 (1)	Akbank TAS, 6.800%, 02/06/2026	2,036,170	0.1
500,000	Ally Financial, Inc., 5.750%, 11/20/2025	571,997	0.0
600,000 (1)(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	609,180	0.0
625,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	644,697	0.0
475,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	478,641	0.0
1,600,000 (1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	1,622,800	0.1
1,550,000	Banco de Bogota SA, 6.250%, 05/12/2026	1,689,500	0.1
2,275,000 (1)(4)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,255,094	0.1
1,475,000 (1)(4)	Banco de Credito del Peru, 3.250%, 09/30/2031	1,445,883	0.1
1,550,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,590,300	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,500,000	Bancolombia SA, 3.000%, 01/29/2025	$1,515,015	0.1
3,325,000 (1)(4)	Bangkok Bank PCL/ Hong Kong, 5.000%, 12/31/2199	3,462,156	0.2
750,000 (1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	755,025	0.0
550,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	548,683	0.0
2,250,000 (1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	2,225,806	0.1
875,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	950,469	0.1
1,000,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	1,007,230	0.1
255,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	248,306	0.0
375,000 (1)(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	382,537	0.0
527,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	538,344	0.0
200,000 (1)	Iron Mountain, Inc., 5.000%, 07/15/2028	208,710	0.0
310,000 (1)(2)	Iron Mountain, Inc., 5.250%, 07/15/2030	329,369	0.0
255,000 (1)(2)	Iron Mountain, Inc., 5.625%, 07/15/2032	273,806	0.0
1,500,000 (1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,518,750	0.1
1,050,000 (1)(2)(4)	Kookmin Bank, 4.350%, 12/31/2199	1,109,845	0.1
625,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	621,375	0.0
300,000 (1)(2)	LPL Holdings, Inc., 4.000%, 03/15/2029	308,520	0.0
150,000 (1)	LPL Holdings, Inc., 4.375%, 05/15/2031	156,809	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
515,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	$534,956	0.0
150,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	159,937	0.0
215,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	231,931	0.0
575,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	626,031	0.0
200,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	198,353	0.0
515,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	538,649	0.0
550,000 (1)(4)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	558,250	0.0
290,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	296,162	0.0
675,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	712,125	0.0
625,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	627,188	0.0
825,000	Navient Corp., 4.875%, 03/15/2028	832,739	0.0
410,000	Navient Corp., 5.000%, 03/15/2027	422,813	0.0
275,000	Navient Corp., 7.250%, 09/25/2023	300,237	0.0
1,100,000 (1)(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,138,438	0.1
150,000	OneMain Finance Corp., 4.000%, 09/15/2030	149,438	0.0
1,050,000 (2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,139,355	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
700,000 (1)(2)	PRA Group, Inc., 5.000%, 10/01/2029	$701,750	0.0
800,000 (1)	Rocket Mortgage LLC, 5.250%, 01/15/2028	863,000	0.1
800,000 (1)(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	830,904	0.0
600,000 (1)	Rocket Mortgage LLC, 2.875%, 10/15/2026	587,070	0.0
850,000	SBA Communications Corp., 3.875%, 02/15/2027	881,875	0.1
490,000	Service Properties Trust, 4.375%, 02/15/2030	466,468	0.0
500,000 (1)(4)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	496,895	0.0
500,000 (1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	494,055	0.0
750,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	764,622	0.0
325,000 (1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	322,969	0.0
650,000 (1)(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	664,625	0.0
500,000 (1)(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	515,000	0.0
500,000 (1)(2)	XHR L.P., 4.875%, 06/01/2029	514,170	0.0
200,000 (1)(4)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	206,301	0.0
		45,881,323	1.8
	Industrial: 1.3%
1,025,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,090,190	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
775,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	$808,906	0.1
200,000 (1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	204,750	0.0
475,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	506,768	0.0
650,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	672,912	0.0
1,025,000 (1)	Cascades, Inc./ Cascades USA, Inc., 5.375%, 01/15/2028	1,078,833	0.1
575,000 (1)(2)(4)	Cemex SAB de CV, 5.125%, 12/31/2199	586,362	0.0
1,275,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,371,007	0.1
430,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	450,642	0.0
300,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	311,625	0.0
225,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	247,119	0.0
600,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	600,000	0.0
395,000 (1)(2)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	396,531	0.0
500,000 (1)(2)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	489,375	0.0
775,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	781,231	0.1
600,000 (1)(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	596,250	0.0
175,000 (1)(2)	GFL Environmental, Inc., 4.250%, 06/01/2025	180,687	0.0
165,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	166,856	0.0
425,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	435,264	0.0
625,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	642,187	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
775,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	$823,902	0.1
600,000 (1)(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	657,756	0.0
775,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	802,721	0.1
2,775,000 (1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,801,802	0.1
325,000 (1)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	343,320	0.0
725,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	760,888	0.0
1,550,000 (1)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,735,303	0.1
725,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	742,277	0.0
175,000 (1)	LSB Industries, Inc., 6.250%, 10/15/2028	176,750	0.0
1,080,000	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,080,000	0.0
375,000 (1)(2)	Madison IAQ LLC, 5.875%, 06/30/2029	378,302	0.0
555,000	Mozart Debt Merger Sub Inc., 3.875%, 04/01/2029	555,000	0.0
600,000	Mozart Debt Merger Sub Inc., 5.250%, 10/01/2029	600,000	0.0
800,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	871,272	0.1
1,005,000 (1)(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,013,799	0.1
955,000 (1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	973,503	0.1
400,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	410,500	0.0
600,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	663,750	0.0
590,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	606,963	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
367,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	$398,195	0.0
725,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	690,889	0.0
675,000 (1)(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	729,000	0.0
1,475,000 (1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	1,418,976	0.1
475,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	499,344	0.0
490,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	514,777	0.0
394,000 (1)(2)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	421,580	0.0
425,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	425,000	0.0
500,000	TransDigm, Inc., 5.500%, 11/15/2027	514,405	0.0
575,000	TransDigm, Inc., 6.375%, 06/15/2026	593,923	0.0
575,000 (1)(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	598,719	0.0
		34,420,111	1.3
	Technology: 0.3%
925,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	941,187	0.1
625,000 (1)	Austin BidCo, Inc., 7.125%, 12/15/2028	630,547	0.0
550,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	564,503	0.0
150,000 (1)(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	153,938	0.0
575,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	604,055	0.0
505,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	525,326	0.0
550,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	565,419	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
590,000 (1)(2)	NCR Corp., 5.125%, 04/15/2029	$609,175	0.0
175,000 (1)	Open Text Corp., 3.875%, 02/15/2028	178,719	0.0
575,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	591,531	0.0
600,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	602,664	0.0
665,000 (1)(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	654,367	0.0
790,000 (1)(2)	Rocket Software, Inc., 6.500%, 02/15/2029	783,190	0.1
810,000 (1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	843,413	0.1
235,000 (1)(2)	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 02/01/2029	234,127	0.0
		8,482,161	0.3
	Utilities: 1.7%
1,325,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,367,731	0.1
1,625,000 (1)(2)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	1,587,219	0.1
85,000 (1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	84,894	0.0
600,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	635,910	0.0
1,850,000 (1)(2)	Colbun SA, 3.150%, 03/06/2030	1,906,175	0.1
5,670,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	6,088,446	0.3
600,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	620,250	0.0
3,935,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	4,215,369	0.2
3,175,000	Inkia Energy Ltd., 5.875%, 11/09/2027	3,308,826	0.1
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	561,687	0.0
2,500,000	Kallpa Generacion SA, 4.125%, 08/16/2027	2,611,750	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
575,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	$600,702	0.0
800,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	800,376	0.0
2,875,000 (4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,375,652	0.1
245,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	242,104	0.0
390,000	NRG Energy, Inc., 6.625%, 01/15/2027	404,508	0.0
2,325,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,464,384	0.1
2,950,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,433,063	0.1
300,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	302,021	0.0
3,704,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	4,036,094	0.2
3,625,000 (4)	Southern Co/The, 4.000%, 01/15/2051	3,840,941	0.2
400,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	411,480	0.0
450,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	466,340	0.0
		43,365,922	1.7
	Total Corporate Bonds/ Notes (Cost $407,616,666)	424,279,602	16.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.8%
256,168 (4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.165%, 05/25/2036	251,101	0.0
472,813 (1)(4)	Agate Bay Mortgage Trust 2014-1 B4, 3.821%, 07/25/2044	474,045	0.0
2,214,756 (1)(4)	Agate Bay Mortgage Trust 2014-2 B2, 3.869%, 09/25/2044	2,222,388	0.1
908,533 (1)(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.869%, 09/25/2044	910,052	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,584,931 (1)(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.661%, 03/25/2045	$1,594,088	0.1
659,492 (1)(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.543%, 06/25/2045	669,883	0.0
1,995,152 (1)(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.697%, 12/25/2045	2,007,088	0.1
1,000,000 (1)(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.697%, 12/25/2045	995,622	0.0
1,137,085 (1)(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.779%, 03/25/2046	1,152,881	0.1
541,757	Alternative Loan Trust 2004-J7 MI, 1.106%, (US0001M + 1.020%), 10/25/2034	538,025	0.0
413,677	Alternative Loan Trust 2005-10CB 1A2, 0.536%, (US0001M + 0.450%), 05/25/2035	353,443	0.0
412,467	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	397,212	0.0
45,127	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	43,677	0.0
228,835	Alternative Loan Trust 2005-J2 1A12, 0.486%, (US0001M + 0.400%), 04/25/2035	192,731	0.0
32,448	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	21,447	0.0
541,290	Alternative Loan Trust 2006-18CB A10, 0.486%, (US0001M + 0.400%), 07/25/2036	259,872	0.0
130,590	Alternative Loan Trust 2006-19CB A12, 0.486%, (US0001M + 0.400%), 08/25/2036	67,430	0.0
553,019	Alternative Loan Trust 2006-19CB A28, 0.686%, (US0001M + 0.600%), 08/25/2036	292,379	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
917,217	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	$710,793	0.0
334,685	Alternative Loan Trust 2006-HY11 A1, 0.326%, (US0001M + 0.120%), 06/25/2036	332,379	0.0
984,000	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	794,665	0.0
139,741	Alternative Loan Trust 2007-2CB 2A1, 0.686%, (US0001M + 0.600%), 03/25/2037	67,482	0.0
234,189	Alternative Loan Trust 2007-HY8C A1, 0.246%, (US0001M + 0.160%), 09/25/2047	229,467	0.0
702,287	Alternative Loan Trust 2007-OA4 A1, 0.256%, (US0001M + 0.170%), 05/25/2047	674,257	0.0
948,884 (1)(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	961,925	0.0
351,855	Banc of America Funding 2007-2 1A16 Trust, 0.686%, (US0001M + 0.600%), 03/25/2037	276,581	0.0
1,928,067	Banc of America Funding 2007-C 7A1 Trust, 0.507%, (US0001M + 0.210%), 05/20/2047	1,938,227	0.1
246,676 (4)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.483%, 04/25/2035	252,930	0.0
490,943 (4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.081%, 11/25/2036	371,534	0.0
661,410 (4)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.973%, 11/25/2036	444,172	0.0
128,351 (4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.708%, 01/26/2036	107,770	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,000 (1)	Bellemeade Re 2019-1A M2 Ltd., 2.786%, (US0001M + 2.700%), 03/25/2029	$1,309,117	0.1
1,500,000 (1)	Bellemeade Re 2019-4 M1B Ltd., 2.086%, (US0001M + 2.000%), 10/25/2029	1,501,586	0.1
1,161,616 (1)	Bellemeade Re 2020-4 M2A Ltd., 2.686%, (US0001M + 2.600%), 06/25/2030	1,162,312	0.1
2,100,000 (1)	Bellemeade RE 2021-3 A M1C Ltd., 1.600%, (SOFR30A + 1.550%), 09/25/2031	2,104,433	0.1
226,648 (1)(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	231,501	0.0
963,621 (1)(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.925%, 03/25/2050	970,367	0.0
1,253,497 (1)(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.925%, 03/25/2050	1,287,597	0.1
382,221 (4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 2.817%, 09/25/2036	356,271	0.0
49,913 (4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.802%, 11/25/2034	50,840	0.0
384,719	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 1.987%, (US0012M + 1.750%), 02/20/2036	374,070	0.0
413,277 (1)(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	419,010	0.0
364,774 (1)(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	372,585	0.0
301,242 (1)(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	306,462	0.0
451,862 (1)(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	460,228	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,706,764 (1)(4)	CIM Trust 2019-J1 B3, 3.986%, 08/25/2049	$1,745,788	0.1
3,114,143 (1)(4)	CIM Trust 2019-J2 B2, 3.790%, 10/25/2049	3,186,092	0.1
1,955,437 (1)(4)	CIM Trust 2019-J2 B3, 3.790%, 10/25/2049	1,990,985	0.1
600,640 (1)(4)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	609,760	0.0
1,275,026 (1)(4)	CIM Trust 2020-J2 B3, 2.779%, 01/25/2051	1,208,257	0.1
3,651 (1)(4)	CIM Trust 2021-J3 A31, 2.500%, 06/25/2051	3,662	0.0
1,904,278 (1)(4)	CIM Trust 2021-J3 B3, 2.623%, 06/25/2051	1,843,400	0.1
495,796	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	502,807	0.0
91,709 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.807%, 03/25/2036	81,301	0.0
47,337 (4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 2.838%, 11/25/2036	44,019	0.0
265,602 (1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	276,894	0.0
146,513 (4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 2.662%, 08/25/2035	155,308	0.0
405,294	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	414,258	0.0
1,245,328 (1)(4)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,246,425	0.1
1,931,660 (1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.186%, (US0001M + 2.100%), 10/25/2039	1,942,654	0.1
3,991,585 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.086%, (US0001M + 2.000%), 01/25/2040	4,013,441	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,360	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.586%, (US0001M + 0.500%), 11/25/2035	$12,390	0.0
475,710 (1)(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	484,843	0.0
3,634,641 (1)(5)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,659,497	0.1
2,969,575 (1)(4)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/ 2056	2,942,330	0.1
332,083	CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	239,589	0.0
600,500 (1)(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	607,973	0.0
2,000,000 (1)(4)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,001,423	0.1
2,000,000 (1)(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	1,996,950	0.1
469,247	Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.386%, (US0001M + 0.300%), 04/25/2037	336,145	0.0
108,465 (1)(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.076%, 06/27/2037	109,955	0.0
1,700,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.736%, (US0001M + 3.650%), 02/25/2040	1,775,840	0.1
534,446 (6)	Fannie Mae 2007-18 BS, 6.514%, (-1.000*US0001M + 6.600%), 06/25/2035	105,207	0.0
1,725,056 (6)	Fannie Mae 2008-94 SI, 5.414%, (-1.000*US0001M + 5.500%), 04/25/2036	400,617	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
211,671	Fannie Mae 2010-15 FD, 0.826%, (US0001M + 0.740%), 03/25/2040	$216,177	0.0
554,638	Fannie Mae 2011-47 GF, 0.656%, (US0001M + 0.570%), 06/25/2041	563,939	0.0
62,924	Fannie Mae 2012-10 UF, 0.636%, (US0001M + 0.550%), 02/25/2042	63,991	0.0
216,570 (6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	43,463	0.0
617,624 (6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	36,213	0.0
4,023,641 (6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	244,299	0.0
322,306 (6)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	2,492	0.0
25,471,075 (6)	Fannie Mae 2018-86 US, 6.114%, (-1.000*US0001M + 6.200%), 12/25/2048	4,714,426	0.2
61,433	Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 4.986%, (US0001M + 4.900%), 11/25/2024	63,789	0.0
905,025	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.086%, (US0001M + 4.000%), 05/25/2025	922,249	0.0
1,441,304	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.636%, (US0001M + 5.550%), 04/25/2028	1,511,682	0.1
1,968,103	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.386%, (US0001M + 4.300%), 02/25/2025	2,010,575	0.1
3,303,374	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.336%, (US0001M + 4.250%), 01/25/2029	3,427,536	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,693,446	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.636%, (US0001M + 3.550%), 07/25/2029	$1,745,656	0.1
3,576,514	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.736%, (US0001M + 3.650%), 09/25/2029	3,701,977	0.1
7,499,408	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.086%, (US0001M + 3.000%), 10/25/2029	7,715,116	0.3
1,177,545	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.936%, (US0001M + 2.850%), 11/25/2029	1,210,235	0.1
3,726,137	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.736%, (US0001M + 2.650%), 02/25/2030	3,792,881	0.2
3,835,786	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.586%, (US0001M + 2.500%), 05/25/2030	3,898,355	0.2
3,634,442	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.886%, (US0001M + 2.800%), 02/25/2030	3,720,641	0.2
5,231,219	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.086%, (US0001M + 2.000%), 03/25/2031	5,288,176	0.2
2,969,872	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.186%, (US0001M + 2.100%), 03/25/2031	3,004,651	0.1
6,064,267	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.336%, (US0001M + 2.250%), 07/25/2030	6,149,745	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,815,786 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.386%, (US0001M + 2.300%), 08/25/2031	$1,829,197	0.1
849,031 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.236%, (US0001M + 2.150%), 09/25/2031	854,620	0.0
1,954,820 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.536%, (US0001M + 2.450%), 07/25/2031	1,967,270	0.1
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.186%, (US0001M + 4.100%), 07/25/2039	1,017,047	0.0
2,732,211 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.136%, (US0001M + 2.050%), 01/25/2040	2,749,495	0.1
3,898,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.736%, (US0001M + 3.650%), 02/25/2040	4,091,361	0.2
41	Fannie Mae Connecticut Avenue Securities, 5.786%, (US0001M + 5.700%), 04/25/2028	43	0.0
609,243 (6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	101,586	0.0
105,172 (6)	Fannie Mae REMIC Trust 2000-26 SP, 8.414%, (-1.000*US0001M + 8.500%), 08/25/2030	15,028	0.0
140,089 (6)	Fannie Mae REMIC Trust 2002-13 SR, 6.514%, (-1.000*US0001M + 6.600%), 03/25/2032	20,862	0.0
87,033 (6)	Fannie Mae REMIC Trust 2004-64 SW, 6.964%, (-1.000*US0001M + 7.050%), 08/25/2034	17,106	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
59,434 (6)	Fannie Mae REMIC Trust 2004-66 SE, 6.414%, (-1.000*US0001M + 6.500%), 09/25/2034	$10,718	0.0
340,868 (6)	Fannie Mae REMIC Trust 2009-25 SN, 6.464%, (-1.000*US0001M + 6.550%), 04/25/2039	72,749	0.0
22,430 (6)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	130	0.0
12,023,645 (6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	23,927	0.0
414,396 (6)	Fannie Mae REMIC Trust 2013-116 SC, 6.114%, (-1.000*US0001M + 6.200%), 04/25/2033	32,246	0.0
1,439,118 (6)	Fannie Mae REMICS 2004-53 UC, 7.464%, (-1.000*US0001M + 7.550%), 07/25/2034	334,800	0.0
1,240,983 (6)	Fannie Mae REMICS 2005-59 NS, 6.664%, (-1.000*US0001M + 6.750%), 05/25/2035	148,170	0.0
142,933	Fannie Mae REMICS 2006-46 SP, 23.885%, (-3.667*US0001M + 24.200%), 06/25/2036	284,121	0.0
5,062,689 (6)	Fannie Mae REMICS 2007-22 SD, 6.314%, (-1.000*US0001M + 6.400%), 03/25/2037	1,066,769	0.0
4,017,376 (6)	Fannie Mae REMICS 2007-30 IE, 6.654%, (-1.000*US0001M + 6.740%), 04/25/2037	1,008,229	0.0
2,557,183 (6)	Fannie Mae REMICS 2007-55 S, 6.674%, (-1.000*US0001M + 6.760%), 06/25/2037	528,381	0.0
9,519 (6)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	0	–
2,161,092 (6)	Fannie Mae REMICS 2011-123 SD, 6.514%, (-1.000*US0001M + 6.600%), 08/25/2039	74,761	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,109,514 (6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	$957,439	0.0
1,224,776 (6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	70,636	0.0
12,305,122 (6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	753,412	0.0
2,894,928 (6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	213,534	0.0
4,772,132 (6)	Fannie Mae REMICS 2012-150 PS, 6.064%, (-1.000*US0001M + 6.150%), 01/25/2043	849,260	0.0
12,359,841 (6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	632,755	0.0
1,898,559 (6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	332,750	0.0
12,149,001 (6)	Fannie Mae REMICS 2013-19 JS, 6.114%, (-1.000*US0001M + 6.200%), 10/25/2041	1,311,002	0.1
1,622,338 (6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	211,264	0.0
4,787,221 (6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	308,604	0.0
5,365,673 (6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	517,770	0.0
1,740,182 (6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	127,170	0.0
1,808,828 (6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	162,447	0.0
4,036,289 (6)	Fannie Mae REMICS 2013-97 JS, 6.064%, (-1.000*US0001M + 6.150%), 04/25/2038	651,948	0.0
8,618,150 (6)	Fannie Mae REMICS 2016-19 SB, 6.014%, (-1.000*US0001M + 6.100%), 04/25/2046	1,615,035	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,799,287 (6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	$499,317	0.0
1,924,087 (6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	334,589	0.0
11,340,094 (6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	3,057,005	0.1
20,323,594 (6)	Fannie Mae REMICS 2019-17 SA, 6.014%, (-1.000*US0001M + 6.100%), 04/25/2049	3,913,190	0.2
18,240,463 (6)	Fannie Mae REMICS 2019-8 SB, 6.014%, (-1.000*US0001M + 6.100%), 03/25/2049	3,754,730	0.2
435,429	Fannie Mae Series 2006-11 FA, 0.386%, (US0001M + 0.300%), 03/25/2036	438,667	0.0
23,516,025 (6)	Fannie Mae REMICS 2020-49 SB, 6.014%, (-1.000*US0001M + 6.100%), 07/25/2050	5,725,802	0.2
30,482,604 (6)	Fannie Mae REMICS 2020-65 CI, 4.000%, 09/25/2050	5,489,490	0.2
54,622,583 (6)	Fannie Mae REMICS 2021-65 KI, 3.500%, 10/25/2051	8,008,026	0.3
68,709	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	41,723	0.0
405,265 (1)(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	410,514	0.0
643,204 (1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.001%, 03/25/2048	649,936	0.0
4,642,687 (1)(4)	Flagstar Mortgage Trust 2018-2 B2, 4.061%, 04/25/2048	4,644,213	0.2
1,355,194 (1)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,393,115	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,729,064 (1)(4)	Flagstar Mortgage Trust 2018-4 B3, 4.265%, 07/25/2048	$3,753,808	0.2
939,127 (1)(4)	Flagstar Mortgage Trust 2018-5 B3, 4.503%, 09/25/2048	938,836	0.0
458,124 (1)(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	465,982	0.0
3,553,160 (1)(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.982%, 10/25/2048	3,657,978	0.1
1,445,557 (1)(4)	Flagstar Mortgage Trust 2019-2 B1, 4.088%, 12/25/2049	1,453,192	0.1
2,023,780 (1)(4)	Flagstar Mortgage Trust 2019-2 B2, 4.088%, 12/25/2049	2,028,968	0.1
3,403,756 (1)(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.226%, 03/25/2050	3,501,413	0.1
2,917,505 (1)(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.226%, 03/25/2050	2,981,638	0.1
3,834,180 (1)(4)	Flagstar Mortgage Trust 2021-2 B3, 2.810%, 04/25/2051	3,758,877	0.2
1,255,680 (6)	Freddie Mac 2009-70 PS, 6.664%, (-1.000*US0001M + 6.750%), 01/25/2037	281,550	0.0
130,218 (6)	Freddie Mac 2524 SH, 7.416%, (-1.000*US0001M + 7.500%), 11/15/2032	7,723	0.0
317,448 (6)	Freddie Mac 2525 SM, 7.916%, (-1.000*US0001M + 8.000%), 02/15/2032	73,475	0.0
299,877 (6)	Freddie Mac 2981 CS, 6.636%, (-1.000*US0001M + 6.720%), 05/15/2035	54,796	0.0
236,955 (6)	Freddie Mac 2989 HS, 7.066%, (-1.000*US0001M + 7.150%), 08/15/2034	89,820	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
152,765 (6)	Freddie Mac 3018 SM, 7.116%, (-1.000*US0001M + 7.200%), 08/15/2035	$36,631	0.0
1,650,630 (6)	Freddie Mac 3222 SN, 6.516%, (-1.000*US0001M + 6.600%), 09/15/2036	333,230	0.0
297,915 (4)(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	67,218	0.0
572,050 (6)	Freddie Mac 3523 SA, 5.916%, (-1.000*US0001M + 6.000%), 09/15/2036	109,689	0.0
503,252 (6)	Freddie Mac 3582 MS, 6.066%, (-1.000*US0001M + 6.150%), 10/15/2039	96,363	0.0
726,897 (6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	136,937	0.0
3,030,418 (6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	312,016	0.0
110,158 (6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	20,242	0.0
6,099,932 (6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,329,659	0.1
57,359 (6)	Freddie Mac REMIC Trust 2266 S, 8.466%, (-1.000*US0001M + 8.550%), 11/15/2030	9,586	0.0
152,208 (6)	Freddie Mac REMIC Trust 2374 S, 8.016%, (-1.000*US0001M + 8.100%), 06/15/2031	33,563	0.0
84,886 (6)	Freddie Mac REMIC Trust 2417 SY, 8.316%, (-1.000*US0001M + 8.400%), 12/15/2031	21,107	0.0
149,321 (6)	Freddie Mac REMIC Trust 2577 SA, 7.366%, (-1.000*US0001M + 7.450%), 02/15/2033	34,206	0.0
80,615 (6)	Freddie Mac REMIC Trust 2981 SU, 7.716%, (-1.000*US0001M + 7.800%), 05/15/2030	15,613	0.0
145,463	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	160,187	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
551,446 (6)	Freddie Mac REMIC Trust 3049 PI, 6.566%, (-1.000*US0001M + 6.650%), 10/15/2035	$120,056	0.0
50,042	Freddie Mac REMIC Trust 3085 SK, 64.995%, (-12.000*US0001M + 66.000%), 12/15/2035	149,555	0.0
65,488(7),(8)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	59,854	0.0
174,565 (6)	Freddie Mac REMIC Trust 3624 TS, 4.716%, (-1.000*US0001M + 4.800%), 01/15/2040	20,991	0.0
205,547 (6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	26,068	0.0
637,688 (6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	71,706	0.0
1,536,049 (6)	Freddie Mac REMICS 2781 SB, 7.066%, (-1.000*US0001M + 7.150%), 04/15/2034	325,359	0.0
391,199	Freddie Mac REMICS 2921 PF, 0.434%, (US0001M + 0.350%), 01/15/2035	392,607	0.0
3,785,837 (6)	Freddie Mac REMICS 3128 JI, 6.546%, (-1.000*US0001M + 6.630%), 03/15/2036	831,714	0.0
1,578,369 (6)	Freddie Mac REMICS 3298 S, 6.026%, (-1.000*US0001M + 6.110%), 04/15/2037	323,083	0.0
12,385 (6)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	4	0.0
3,771,506 (6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	179,205	0.0
1,120,741 (6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	146,644	0.0
12,323,268 (6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	598,722	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,730,472 (6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	$108,369	0.0
1,132,317 (6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	85,442	0.0
1,037,710 (6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	43,250	0.0
2,200,569 (6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	338,581	0.0
1,549,135 (6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	68,767	0.0
5,944,888 (6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	383,395	0.0
956,179 (6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	35,299	0.0
32,928,608 (6)	Freddie Mac REMICS 4273 PS, 6.016%, (-1.000*US0001M + 6.100%), 11/15/2043	6,225,766	0.2
2,409,048 (6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	404,170	0.0
1,046,048	Freddie Mac REMICS 4385 LS, 9.133%, (-2.333*US0001M + 9.333%), 07/15/2037	1,223,009	0.1
2,843,463 (6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	318,450	0.0
8,218,889 (6)	Freddie Mac REMICS 4618 SA, 5.916%, (-1.000*US0001M + 6.000%), 09/15/2046	1,747,903	0.1
2,214,270	Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	292,214	0.0
2,669,151 (6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	405,480	0.0
30,982,973 (6)	Freddie Mac REMICS 4903 NS, 6.014%, (-1.000*US0001M + 6.100%), 08/25/2049	5,570,540	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,053,019 (6)	Freddie Mac REMICS 4909 SJ, 5.964%, (-1.000*US0001M + 6.050%), 09/25/2049	$3,097,216	0.1
5,697,906 (6)	Freddie Mac REMICS 4910 SD, 5.966%, (-1.000*US0001M + 6.050%), 06/15/2049	1,305,305	0.1
19,956,855 (6)	Freddie Mac REMICS 4910 SH, 5.964%, (-1.000*US0001M + 6.050%), 09/25/2049	3,921,845	0.2
23,952,212 (6)	Freddie Mac REMICS 4924 SY, 5.964%, (-1.000*US0001M + 6.050%), 10/25/2049	5,283,125	0.2
565,025	Freddie Mac REMICS Trust 3740 FB, 0.584%, (US0001M + 0.500%), 10/15/2040	572,268	0.0
1,771,703 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.936%, (US0001M + 1.850%), 02/25/2050	1,787,518	0.1
710,562 (1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.086%, (US0001M + 3.000%), 06/25/2050	714,144	0.0
3,309,628 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 1.986%, (US0001M + 1.900%), 01/25/2050	3,321,992	0.1
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.150%, (SOFR30A + 2.100%), 09/25/2041	2,502,356	0.1
4,000,000 (1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.186%, (US0001M + 2.100%), 09/25/2048	4,063,424	0.2
1,752,765 (6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	112,302	0.0
1,010,960 (6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	226,145	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
503,848 (6)	Freddie Mac Strips Series 237 S23, 7.016%, (-1.000*US0001M + 7.100%), 05/15/2036	$118,760	0.0
634,164 (6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	98,090	0.0
419,856	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.086%, (US0001M + 4.000%), 08/25/2024	430,496	0.0
5,007,948	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.736%, (US0001M + 2.650%), 12/25/2029	5,124,514	0.2
843,536	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.886%, (US0001M + 1.800%), 07/25/2030	851,046	0.0
2,540,304	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.386%, (US0001M + 2.300%), 09/25/2030	2,575,284	0.1
4,788,148 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.736%, (US0001M + 2.650%), 01/25/2049	4,866,284	0.2
7,693,750 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.136%, (US0001M + 2.050%), 04/25/2049	7,747,258	0.3
3,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.350%, (SOFR30A + 2.300%), 08/25/2033	3,076,837	0.1
18,690,241 (6)	Freddie Mac REMICS 4967 IQ, 4.000%, 02/25/2050	3,343,817	0.1
48,507,723 (6)	Freddie Mac REMICS 4974 I, 4.000%, 04/25/2050	8,912,266	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
41,497,835 (6)	Freddie Mac REMICS 5010 MI, 3.000%, 09/25/2050	$6,071,619	0.2
12,347,676 (6)	Freddie Mac REMICS 5142 LI, 2.500%, 09/25/2051	1,914,783	0.1
1,611,274 (1)(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,650,150	0.1
2,414,614 (1)(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,477,293	0.1
1,936,109 (1)(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,977,705	0.1
4,238,300 (6)	Ginnie Mae 2007-59 SC, 6.413%, (-1.000*US0001M + 6.500%), 07/20/2037	863,892	0.0
149,214 (6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	36,414	0.0
25,275,013 (6)	Ginnie Mae 2013-130 SB, 4.964%, (-1.000*US0001M + 5.050%), 09/16/2043	3,614,994	0.1
381,244 (6)	Ginnie Mae Series 2008-40 SA, 6.315%, (-1.000*US0001M + 6.400%), 05/16/2038	67,835	0.0
652,737 (6)	Ginnie Mae Series 2009-116 SJ, 6.395%, (-1.000*US0001M + 6.480%), 12/16/2039	126,565	0.0
953,799 (6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	60,327	0.0
1,544,431 (6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	132,330	0.0
610,220 (6)	Ginnie Mae Series 2010-4 SL, 6.315%, (-1.000*US0001M + 6.400%), 01/16/2040	127,100	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
85,650 (6)	Ginnie Mae Series 2010-98 QS, 6.513%, (-1.000*US0001M + 6.600%), 01/20/2040	$4,786	0.0
1,769,766 (6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	40,232	0.0
2,420,415 (6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	154,442	0.0
5,097,675 (6)	Ginnie Mae Series 2011-25 AS, 5.973%, (-1.000*US0001M + 6.060%), 02/20/2041	940,956	0.0
2,604,455 (6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	147,713	0.0
22,944 (6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	2,033	0.0
2,587,143 (6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	302,599	0.0
2,170,775 (6)	Ginnie Mae Series 2013-103 DS, 6.063%, (-1.000*US0001M + 6.150%), 07/20/2043	385,310	0.0
92,810 (6)	Ginnie Mae Series 2013-134 DS, 6.013%, (-1.000*US0001M + 6.100%), 09/20/2043	16,801	0.0
237,489 (6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	32,879	0.0
1,148,734 (6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	93,271	0.0
3,005,611 (6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	296,032	0.0
2,787,800 (6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	295,512	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,867,715 (6)	Ginnie Mae Series 2015-144 SA, 6.113%, (-1.000*US0001M + 6.200%), 10/20/2045	$4,440,898	0.2
3,804,470 (6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	26,709	0.0
241,135 (6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	31,438	0.0
626,711 (6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	69,326	0.0
7,603,331 (6)	Ginnie Mae Series 2018-153 SQ, 6.113%, (-1.000*US0001M + 6.200%), 11/20/2048	1,470,930	0.1
20,404,337 (6)	Ginnie Mae Series 2018-93 SJ, 6.113%, (-1.000*US0001M + 6.200%), 07/20/2048	3,625,867	0.1
388,597 (6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	49,055	0.0
133,988 (6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	24,510	0.0
704,238 (6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	108,468	0.0
15,601,520 (6)	Ginnie Mae Series 2019-89 SC, 6.013%, (-1.000*US0001M + 6.100%), 07/20/2049	3,063,355	0.1
8,434,703 (6)	Ginnie Mae Series 2016-66 ES, 5.963%, (-1.000*US0001M + 6.050%), 05/20/2046	1,502,495	0.1
450,430 (1)(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	455,304	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
715,389 (1)(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	$722,622	0.0
1,700,000 (1)(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,716,694	0.1
2,411,213 (1)(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.718%, 05/25/2050	2,454,706	0.1
3,696,207 (1)(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.718%, 05/25/2050	3,784,368	0.2
1,759,290 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.274%, 08/25/2049	1,781,408	0.1
232,562 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	233,639	0.0
3,870,137 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.423%, 11/25/2049	3,941,463	0.2
3,877,056 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.423%, 11/25/2049	4,007,726	0.2
473,078 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.020%, 03/25/2050	484,869	0.0
480,690 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.020%, 03/25/2050	491,304	0.0
1,814,351 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.442%, 10/25/2050	1,778,400	0.1
1,731,849 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.658%, 08/25/2051	1,641,669	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,959,114 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.627%, 09/25/2051	$3,815,802	0.2
5,127,562 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.599%, 10/25/2051	4,922,695	0.2
2,907,000 (1)(4)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	2,929,397	0.1
394,687	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.237%, (US0001M + 0.150%), 01/25/2047	376,759	0.0
437,215	HarborView Mortgage Loan Trust 2007-5 A1A, 0.277%, (US0001M + 0.190%), 09/19/2037	431,340	0.0
4,769,000 (1)	Home RE 2019-1 M2 Ltd., 3.336%, (US0001M + 3.250%), 05/25/2029	4,840,171	0.2
1,768	HomeBanc Mortgage Trust 2004-1 2A, 0.946%, (US0001M + 0.860%), 08/25/2029	1,753	0.0
64,583	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.506%, (US0001M + 0.420%), 04/25/2046	62,284	0.0
1,060,569 (1)(4)	JP Morgan Mortgage Trust 2017-6 B5, 3.796%, 12/25/2048	1,045,085	0.0
1,754,210 (1)(4)	JP Morgan Mortgage Trust 2020-4 B2, 3.712%, 11/25/2050	1,781,448	0.1
216,101 (1)(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	217,610	0.0
1,081,660 (1)(4)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.561%, 08/25/2049	1,088,686	0.0
2,620,763 (1)(4)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.561%, 08/25/2049	2,692,366	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,814,528 (1)(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.813%, 06/25/2049	$1,834,481	0.1
1,888,307 (4)	JP Morgan Mortgage Trust 2005-A4 B1, 2.508%, 07/25/2035	1,913,958	0.1
78,732	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	54,401	0.0
173,499	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	127,192	0.0
421,794	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	238,558	0.0
784,352 (1)(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.888%, 10/25/2029	791,749	0.0
570,955 (1)(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.847%, 05/25/2046	579,904	0.0
2,095,000 (1)(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.847%, 05/25/2046	2,126,041	0.1
563,661 (1)(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	572,859	0.0
893,526 (1)(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.480%, 01/25/2047	888,972	0.0
1,442,211 (1)(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.746%, 08/25/2047	1,473,192	0.1
1,068,304 (1)(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.746%, 08/25/2047	1,088,798	0.0
1,908,503 (1)(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.090%, 10/26/2048	1,990,666	0.1
552,668 (1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.796%, 12/25/2048	562,352	0.0
1,553,918 (1)(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.796%, 12/25/2048	1,575,213	0.1
2,268,310 (1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.702%, 06/25/2048	2,293,602	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,694,353 (1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.746%, 09/25/2048	$3,776,341	0.2
2,308,971 (1)(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.746%, 09/25/2048	2,363,329	0.1
463,614 (1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.744%, 10/25/2048	472,319	0.0
463,614 (1)(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.744%, 10/25/2048	471,111	0.0
1,872,219 (1)(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,915,708	0.1
195,833 (1)(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	198,294	0.0
426,102 (1)(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	430,423	0.0
8,061,631 (1)(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.056%, 01/25/2049	8,306,738	0.3
3,757,022 (1)(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.056%, 01/25/2049	3,849,624	0.2
952,054 (1)(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.339%, 02/25/2049	968,999	0.0
1,881,658 (1)(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.339%, 02/25/2049	1,911,354	0.1
1,484,113 (1)(4)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.621%, 04/25/2049	1,514,945	0.1
483,705 (1)(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	491,600	0.0
252,656 (1)(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	254,780	0.0
1,203,884 (1)(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	1,221,763	0.1
2,870,477 (1)(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.528%, 11/25/2049	2,924,805	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,789,713 (1)(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.528%, 11/25/2049	$4,871,635	0.2
297,612 (1)(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	301,961	0.0
2,880,353 (1)(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.270%, 12/25/2049	2,927,390	0.1
6,240,765 (1)(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.270%, 12/25/2049	6,372,410	0.3
1,720,859 (1)(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.089%, 02/25/2050	1,714,344	0.1
956,033 (1)(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.339%, 02/25/2050	959,573	0.0
983,257 (1)(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	1,002,080	0.0
3,078,890 (1)(4)	JP Morgan Mortgage Trust 2019-8 B2A, 3.224%, 03/25/2050	3,118,021	0.1
962,153 (1)(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.474%, 03/25/2050	975,482	0.0
3,836,944 (1)(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.014%, 10/25/2049	4,045,795	0.2
576,100 (1)(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	586,132	0.0
4,073,886 (1)(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.440%, 05/25/2050	4,180,281	0.2
300,239 (1)(4)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	301,566	0.0
711,334 (1)(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	715,897	0.0
1,895,572 (1)(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.777%, 12/25/2049	1,934,022	0.1
1,921,513 (1)(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.777%, 12/25/2049	1,958,527	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,702,793 (1)(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.501%, 03/25/2050	$2,744,316	0.1
6,291,192 (1)(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.501%, 03/25/2050	6,378,126	0.3
537,356 (1)(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	545,479	0.0
3,028,604 (1)(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.896%, 08/25/2050	3,133,168	0.1
4,872,806 (1)(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.712%, 11/25/2050	4,964,986	0.2
975,287 (1)(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	990,685	0.0
4,900,000 (1)(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	4,947,369	0.2
784,535 (1)(4)	JP Morgan Trust 2015-3 B3, 3.583%, 05/25/2045	794,837	0.0
1,378,304 (1)(4)	JP Morgan Trust 2015-3 B4, 3.583%, 05/25/2045	1,415,419	0.1
2,738,226,804 (1)(6)(7)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	2,666,211	0.1
74,310	Lehman XS Trust Series 2005-5N 1A2, 0.446%, (US0001M + 0.360%), 11/25/2035	72,169	0.0
1,889,296 (1)(4)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.945%, 07/01/2051	1,850,392	0.1
655,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.886%, (US0001M + 1.800%), 09/25/2035	660,599	0.0
1,110,183	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.386%, (US0001M + 0.150%), 08/25/2036	427,833	0.0
6,000,000 (1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 2.950%, (SOFR30A + 2.900%), 02/25/2034	6,057,727	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
385,410 (1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	$408,400	0.0
514,425 (1)(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	522,227	0.0
755,122 (1)(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	768,444	0.0
495,882 (1)(4)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	503,543	0.0
2,289,322 (1)(4)	Oceanview Mortgage Trust 2021-1 B3, 2.736%, 05/25/2051	2,177,793	0.1
22,135	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	21,220	0.0
468,008 (1)(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	470,246	0.0
3,500,000 (1)	Radnor RE 2021-1 M1C Ltd., 2.750%, (SOFR30A + 2.700%), 12/27/2033	3,508,246	0.1
3,700,581 (1)(4)	RCKT Mortgage Trust 2019-1 B1A, 3.867%, 09/25/2049	3,797,287	0.2
2,402,688 (1)(4)	RCKT Mortgage Trust 2019-1 B2A, 3.867%, 09/25/2049	2,464,833	0.1
1,616,019 (1)(4)	RCKT Mortgage Trust 2020-1 B2A, 3.515%, 02/25/2050	1,647,211	0.1
2,093,523 (1)(4)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	2,110,172	0.1
3,000,000 (1)(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	2,997,891	0.1
1,197,822 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	1,209,470	0.1
800,043 (1)(4)	Sequoia Mortgage Trust 2015-1 B1, 3.915%, 01/25/2045	805,396	0.0
1,529,500 (1)(4)	Sequoia Mortgage Trust 2017-1 B2, 3.619%, 02/25/2047	1,559,352	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,160,389 (1)(4)	Sequoia Mortgage Trust 2018-6 B1, 4.179%, 07/25/2048	$1,191,840	0.1
557,091 (1)(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.456%, 02/25/2048	567,615	0.0
1,705,316 (1)(4)	Sequoia Mortgage Trust 2019-2 B2, 4.261%, 06/25/2049	1,757,475	0.1
1,612,528 (1)(4)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	1,648,445	0.1
2,083,884 (1)(4)	Sequoia Mortgage Trust 2019-5 B2, 3.764%, 12/25/2049	2,139,198	0.1
2,084,841 (1)(4)	Sequoia Mortgage Trust 2019-5 B3, 3.764%, 12/25/2049	2,132,947	0.1
956,300 (1)(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.113%, 03/25/2049	968,375	0.0
594,339 (1)(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	600,565	0.0
568,033 (1)(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	574,555	0.0
1,928,344 (1)(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.529%, 09/25/2049	1,967,281	0.1
291,974 (1)(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	297,666	0.0
1,468,882 (1)(4)	Sequoia Mortgage Trust 2020-2 B3, 3.652%, 03/25/2050	1,495,172	0.1
574,098 (1)(4)	Sequoia Mortgage Trust 2021-3 B3, 2.664%, 05/25/2051	568,361	0.0
1,247,940 (1)(4)	Sequoia Mortgage Trust 2021-5 B3, 3.059%, 07/25/2051	1,237,092	0.1
2,302,134 (1)(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.701%, 10/25/2047	2,328,738	0.1
3,051,899 (1)(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.701%, 10/25/2047	3,083,853	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
45,057 (4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.457%, 03/25/2035	$45,050	0.0
74,014 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.490%, 10/25/2036	72,669	0.0
175,842 (4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.619%, 06/25/2034	179,500	0.0
1,071,158 (4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.557%, 07/25/2034	1,100,823	0.1
86,323,573 (4)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 1.700%, 01/25/2045	1,629,401	0.1
174,239 (4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.910%, 09/25/2035	176,464	0.0
32,674,700 (4)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 1.895%, 01/25/2045	1,524,069	0.1
14,448 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.029%, 10/25/2036	14,631	0.0
91,628 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.605%, 11/25/2036	91,840	0.0
352,135 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.605%, 11/25/2036	352,949	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,993 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.824%, 08/25/2046	$48,171	0.0
87,144 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.993%, 12/25/2036	87,951	0.0
420,763 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.819%, 03/25/2037	392,520	0.0
9,763 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.707%, 04/25/2037	9,812	0.0
56,903 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 2.924%, 07/25/2037	57,722	0.0
534,102	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 0.986%, (US0001M + 0.900%), 11/25/2035	483,026	0.0
566,351	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	586,613	0.0
517,405	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	498,282	0.0
666,512	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	670,415	0.0
115,476	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	116,736	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
707,472	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.686%, (US0001M + 0.600%), 07/25/2036	$406,312	0.0
1,805,552	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.032%, (12MTA + 0.940%), 07/25/2046	1,256,517	0.1
781,912	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.052%, (12MTA + 0.960%), 08/25/2046	524,740	0.0
29,665	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.516%, (US0001M + 0.430%), 06/25/2037	23,975	0.0
593,187 (4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.244%, 09/25/2036	578,224	0.0
125,850 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.769%, 12/28/2037	126,227	0.0
1,391,321 (1)(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	1,415,787	0.1
1,549,795 (1)(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.545%, 09/25/2049	1,578,743	0.1
1,971,015 (1)(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.390%, 12/25/2049	2,010,415	0.1
2,919,054 (1)(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.203%, 07/25/2050	2,958,916	0.1
2,013,025 (1)(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.734%, 12/25/2050	1,882,501	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
493,899 (1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.763%, 08/20/2045	$491,163	0.0
	Total Collateralized Mortgage Obligations (Cost $557,399,855)	567,802,524	21.8
U.S. TREASURY OBLIGATIONS: 5.8%
	U.S. Treasury Bonds: 0.2%
1,000	1.250%, 05/15/2050	818	0.0
7,900	1.625%, 11/15/2050	7,100	0.0
4,048,500	2.375%, 05/15/2051	4,321,774	0.2
		4,329,692	0.2
	U.S. Treasury Notes: 5.6%
1,558,000	0.125%, 05/31/2023	1,555,626	0.1
135,000,000	0.250%, 09/30/2023	134,902,441	5.2
3,600,000	0.250%, 06/15/2024	3,580,313	0.1
858,000	0.375%, 09/30/2027	818,904	0.0
5,928,200	0.750%, 08/31/2026	5,865,676	0.2
735,700	1.125%, 08/31/2028	727,136	0.0
7,000	1.125%, 02/15/2031	6,781	0.0
		147,456,877	5.6
	Total U.S. Treasury Obligations (Cost $152,005,717)	151,786,569	5.8
COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.0%
3,500,000 (1)	AREIT 2021-CRE5 D Trust, 2.750%, (US0001M + 2.650%), 08/17/2026	3,500,000	0.1
1,290,000 (1)(7)(8)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	1,247,530	0.1
6,700,000 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	5,179,704	0.2
5,320,000 (1)(4)(6)	BANK 2017-BNK4 XE, 1.623%, 05/15/2050	372,045	0.0
4,380,000 (1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	4,010,566	0.2
1,600,000 (1)(4)	BANK 2017-BNK6 E, 2.784%, 07/15/2060	941,971	0.0
16,600,000 (1)(4)(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,244,899	0.1
50,773,553 (4)(6)	BANK 2019-BN17 XA, 1.182%, 04/15/2052	3,418,081	0.1
10,184,722 (4)(6)	BANK 2019-BNK16 XA, 1.118%, 02/15/2052	583,401	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
29,181,992 (4)(6)	Bank 2019-BNK19 XA, 1.090%, 08/15/2061	$1,882,046	0.1
58,363,740 (4)(6)	BANK 2019-BNK22 XA, 0.715%, 11/15/2062	2,525,218	0.1
4,590,000 (1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	4,136,289	0.2
10,795,377 (4)(6)	BBCMS Trust 2021-C10 XA, 1.433%, 07/15/2054	1,074,735	0.0
103,770,133 (4)(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.594%, 05/15/2053	2,554,945	0.1
53,015,296 (4)(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.389%, 03/15/2062	3,840,073	0.2
42,285,000 (1)(4)(6)	BENCHMARK 2019-B10 XB Mortgage Trust, 1.062%, 03/15/2062	2,698,688	0.1
43,700,112 (4)(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.201%, 08/15/2052	2,611,785	0.1
3,090,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,967,394	0.1
7,330,000 (1)(4)(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	958,769	0.0
2,440,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	2,491,263	0.1
1,741,000 (1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,765,093	0.1
17,488,023 (4)(6)	Benchmark 2021-B24 XA Mortgage Trust, 1.274%, 03/15/2054	1,478,500	0.1
9,958,894 (4)(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.406%, 08/15/2054	986,770	0.0
2,653,000 (1)(7)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,042,428	0.1
8,069,000 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.210%, 05/25/2052	7,202,027	0.3
3,002,000 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.523%, 05/25/2052	2,762,237	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,500,000 (1)	BPR Trust 2021-WILL D, 5.084%, (US0001M + 5.000%), 06/15/2038	$4,522,162	0.2
3,710,000 (1)(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,835,443	0.2
91,928,177 (4)(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.252%, 05/15/2052	6,136,941	0.2
40,239,854 (4)(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.366%, 11/15/2052	3,025,329	0.1
7,338,492 (4)(6)	CD 2016-CD1 Mortgage Trust XA, 1.525%, 08/10/2049	400,764	0.0
14,660,000 (1)(4)(6)	CD 2016-CD1 Mortgage Trust XB, 0.842%, 08/10/2049	466,198	0.0
4,640,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.634%, (US0001M + 2.550%), 11/15/2036	4,597,381	0.2
1,000,000 (1)(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.260%, 11/10/2046	933,653	0.0
4,126,000 (1)(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.760%, 03/10/2047	4,198,985	0.2
6,030,000 (1)(4)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,966,489	0.2
2,130,000 (1)(4)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.581%, 08/10/2049	1,749,479	0.1
12,040,000 (1)(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.851%, 07/10/2049	8,622,202	0.3
5,790,000 (1)(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.851%, 07/10/2049	3,396,786	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,080,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	$2,637,045	0.1
26,380,198 (4)(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.231%, 10/12/2050	1,218,309	0.1
33,870,968 (4)(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.002%, 12/15/2072	2,029,172	0.1
40,824,228 (4)(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.185%, 08/10/2056	2,660,539	0.1
3,000,000 (4)	COMM 2012-CCRE2 C Mortgage Trust, 4.992%, 08/15/2045	3,000,484	0.1
10,591,640 (4)(6)	COMM 2012-CR3 XA, 1.994%, 10/15/2045	91,076	0.0
845,255 (4)(6)	COMM 2012-CR4 XA, 1.840%, 10/15/2045	10,225	0.0
6,534,664 (1)(4)(6)	COMM 2012-LTRT XA, 0.991%, 10/05/2030	27,828	0.0
1,670,000 (1)(4)	COMM 2013-CR10 E Mortgage Trust, 5.064%, 08/10/2046	1,654,033	0.1
3,460,000 (1)(4)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	3,176,380	0.1
5,070,000 (1)(4)	COMM 2013-GAM F, 3.531%, 02/10/2028	4,676,245	0.2
2,200,000 (1)(4)	COMM 2013-LC6 D Mortgage Trust, 4.438%, 01/10/2046	2,185,120	0.1
10,576,523 (4)(6)	COMM 2016-COR1 XA, 1.532%, 10/10/2049	563,358	0.0
2,584,465 (4)(6)	COMM 2016-CR28 XA, 0.792%, 02/10/2049	61,138	0.0
21,163,744 (4)(6)	COMM 2017-COR2 XA, 1.306%, 09/10/2050	1,214,071	0.0
3,500,000 (1)(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,402,697	0.1
1,430,000 (4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	1,386,461	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,792,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	$2,473,117	0.1
710,000 (1)	CSWF 2021-SOP2 D, 2.401%, (US0001M + 2.317%), 06/15/2034	710,083	0.0
1,790,000 (1)	CSWF 2021-SOP2 E, 3.451%, (US0001M + 3.367%), 06/15/2034	1,787,566	0.1
4,800,000 (1)(4)	DBJPM 16-C3 F Mortgage Trust, 4.375%, 08/10/2049	3,188,034	0.1
558,845 (1)(4)	DBUBS 2011-LC1A F Mortgage Trust, 6.116%, 11/10/2046	557,902	0.0
4,138,733 (1)(9)	DBUBS 2011-LC2A F Mortgage Trust, 3.736%, (US0001M + 3.650%), 07/10/2044	3,352,374	0.2
1,570,000 (1)(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,597,398	0.1
20,152,579 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	2,333,679	0.1
2,450,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	268,165	0.0
1,417,259 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 3.954%, 02/25/2041	24,858	0.0
1,740,203 (1)	FREMF 2018-KBF2 C Mortgage Trust, 4.583%, (US0001M + 4.500%), 10/25/2025	1,745,332	0.1
3,300,000 (1)	FREMF 2019-KBF3 C Mortgage Trust, 4.833%, (US0001M + 4.750%), 01/25/2029	3,331,198	0.1
14,878,000 (1)(7)(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	9,186,298	0.4
189,869,010 (1)(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	848,411	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
21,120,000 (1)(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	$114,439	0.0
272,562 (1)(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	5	0.0
33,780,000 (1)(7)(8)	FREMF 2016-K55 D Mortgage Trust, 0.000%, 04/25/2049	25,995,696	1.0
2,000,000 (1)(4)	FRR Re-REMIC Trust 2018-C1 B725, 3.003%, 02/27/2050	2,008,988	0.1
1,268,740 (1)(4)(7)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	1,170,369	0.0
1,000,000 (1)	Great Wolf Trust 2019-WOLF E, 2.816%, (US0001M + 2.732%), 12/15/2036	983,658	0.0
2,350,000 (1)(4)	GS Mortgage Securities Trust 2012-GC6 C, 6.047%, 01/10/2045	2,363,076	0.1
2,000,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.184%, (US0001M + 2.100%), 07/15/2035	1,856,997	0.1
15,518,000 (1)(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	13,024,299	0.5
1,330,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	771,014	0.0
15,347,895 (4)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.119%, 02/10/2052	925,002	0.0
40,892,307 (4)(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.225%, 07/10/2052	2,715,041	0.1
84,429,649 (4)(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.955%, 11/10/2052	4,876,665	0.2
4,460,000 (1)(4)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.326%, 12/13/2039	4,368,089	0.2
180,000 (1)(4)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	182,268	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,405,000 (4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.798%, 08/15/2047	$1,478,148	0.1
46,049,722 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.290%, 02/15/2048	1,438,400	0.1
5,910,000 (1)(4)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	6,045,643	0.2
5,440,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.244%, (US0001M + 2.160%), 07/15/2036	5,384,342	0.2
6,150,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	6,136,193	0.2
5,000,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,951,221	0.2
1,184,163 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.752%, 08/15/2046	1,176,299	0.0
2,136,116 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.156%, 06/15/2045	6,035	0.0
2,000,000 (4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.239%, 12/15/2047	2,013,065	0.1
5,500,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,825,847	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,630,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	$3,593,245	0.1
7,470,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,972,983	0.2
3,810,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	3,661,897	0.1
3,640,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	3,361,032	0.1
1,000,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.362%, 11/15/2045	1,051,290	0.0
2,549,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	2,580,673	0.1
9,560,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	8,244,543	0.3
2,200,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,780,100	0.1
1,000,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.811%, 04/15/2047	1,019,187	0.0
49,152,986 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.104%, 10/15/2048	1,266,505	0.1
11,873,953 (1)(4)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.095%, 03/10/2050	284,695	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,472,490 (1)	MBRT 2019-MBR H1, 4.084%, (US0001M + 4.000%), 11/15/2036	$4,469,210	0.2
2,817,000 (1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.757%, 11/15/2045	2,685,481	0.1
6,737,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	5,035,773	0.2
10,957,327 (4)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.110%, 11/15/2046	169,234	0.0
12,965,328 (4)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.116%, 12/15/2047	328,878	0.0
5,649,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	5,226,302	0.2
1,000,000 (4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.600%, 02/15/2048	1,044,967	0.0
5,390,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	5,288,438	0.2
560,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	546,935	0.0
15,376,652 (4)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.920%, 11/15/2052	598,917	0.0
5,970,000 (1)(9)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	298,500	0.0
4,268,000 (1)(9)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	85,360	0.0
2,021,315 (1)(9)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	20,213	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,841,000 (1)(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	$4,285,584	0.2
25,660,000 (1)(4)(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.954%, 10/15/2051	2,938,501	0.1
910,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	836,416	0.0
38,129,509 (4)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.922%, 12/15/2050	1,529,535	0.1
22,531,484 (4)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.356%, 06/15/2054	1,968,420	0.1
13,000,000 (1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	12,410,635	0.5
790,000 (1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	794,098	0.0
10,151,000 (1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	10,160,344	0.4
5,310,000 (1)(4)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.254%, 02/27/2051	5,615,106	0.2
1,000,000 (1)(4)	UBS Commercial Mortgage Trust 2017-C5, 4.455%, 11/15/2050	965,529	0.0
26,107,441 (4)(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.720%, 04/15/2052	2,341,668	0.1
1,900,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.611%, 12/10/2045	1,674,547	0.1
3,240,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.611%, 12/10/2045	2,073,547	0.1
3,596,000 (1)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	3,701,480	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,940,000 (1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	$5,856,968	0.2
78,780,000 (4)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.625%, 11/15/2049	2,107,058	0.1
20,289,303 (4)(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.080%, 10/15/2050	865,745	0.0
38,539,093 (4)(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.741%, 08/15/2052	3,767,902	0.1
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	2,103,784	0.1
19,386,931 (4)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.686%, 04/15/2054	2,240,046	0.1
351,738 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.935%, 08/15/2045	2,218	0.0
9,230,000 (1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.381%, 03/15/2045	8,424,018	0.3
960,000 (1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.381%, 03/15/2045	776,523	0.0
10,350,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	9,276,610	0.4
5,950,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,136,010	0.2
3,429,336 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.244%, 03/15/2048	40,614	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,000,000 (1)(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.200%, 12/15/2046	$9,113,265	0.4
760,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	690,168	0.0
3,000,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,357,162	0.1
7,735,000 (1)(4)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,481,986	0.3
1,500,000 (1)(4)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,167,613	0.0
2,665,640 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.017%, 11/15/2045	33,143	0.0
25,303,678 (4)(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.118%, 03/15/2046	421,686	0.0
2,000,000 (4)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,022,633	0.1
1,900,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,698,086	0.1
	Total Commercial Mortgage-Backed Securities (Cost $455,736,254)	442,030,670	17.0
ASSET-BACKED SECURITIES: 15.9%
	Automobile Asset-Backed Securities: 1.1%
2,450,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,518,564	0.1
4,400,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,493,651	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
3,000,000	Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	$3,112,966	0.1
2,500,000 (1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,542,482	0.1
4,450,000	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,572,921	0.2
6,000,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,127,546	0.2
2,650,000	Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	2,650,652	0.1
3,800,000 (1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,877,494	0.1
		29,896,276	1.1
	Home Equity Asset-Backed Securities: 0.5%
2,483,581 (1)(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,396,028	0.1
2,961,138 (1)(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,854,761	0.1
367,733	GSAA Home Equity Trust 2006-3 A3, 0.686%, (US0001M + 0.300%), 03/25/2036	246,873	0.0
2,326,014 (4)	GSAA Home Equity Trust 2006-4 4A3, 3.068%, 03/25/2036	1,829,047	0.1
932,297	GSAA Home Equity Trust 2007-1 1A1, 0.246%, (US0001M + 0.080%), 02/25/2037	377,092	0.0
951,232 (4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	533,368	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
887,377 (4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	$559,137	0.0
481,709	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.546%, (US0001M + 0.230%), 02/25/2037	477,524	0.0
3,792,554 (4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,742,559	0.2
		13,016,389	0.5
	Other Asset-Backed Securities: 13.4%
5,850,000 (1)	AIG CLO 2021-2A C Ltd., 2.090%, (US0003M + 2.000%), 07/20/2034	5,850,977	0.2
3,089,000 (1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,119,178	0.1
4,234,000 (1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,250,724	0.2
2,500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.083%, (US0003M + 1.950%), 04/14/2029	2,484,527	0.1
2,000,000 (1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.029%, (US0003M + 1.900%), 04/30/2031	1,990,904	0.1
9,000,000 (1)	Apidos CLO XXII 2015-22A BR, 2.084%, (US0003M + 1.950%), 04/20/2031	9,001,107	0.3
2,700,000 (1)	Apidos CLO XXIV 2016-24A BRR, 2.184%, (US0003M + 2.050%), 10/20/2030	2,700,000	0.1
2,900,000 (1)	Apidos CLO XXXIII 2020-33A CR, 2.019%, (US0003M + 1.900%), 10/24/2034	2,900,307	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,633,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	$1,669,261	0.1
742,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	782,955	0.0
1,118,043 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,145,629	0.0
1,100,000 (1)	Ares XLII Clo Ltd. 2017-42A C, 2.338%, (US0003M + 2.200%), 01/22/2028	1,100,046	0.0
750,000 (1)	Atrium CDO Corp. 12A CR, 1.788%, (US0003M + 1.650%), 04/22/2027	750,015	0.0
2,500,000 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,501,015	0.1
2,000,000 (1)	Babson CLO Ltd. 2018-3A C, 2.034%, (US0003M + 1.900%), 07/20/2029	1,987,384	0.1
6,000,000 (1)	Barings Clo Ltd. 2019-4A C, 2.926%, (US0003M + 2.800%), 01/15/2033	6,009,246	0.2
2,000,000 (1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.284%, (US0003M + 2.150%), 04/20/2031	1,991,018	0.1
2,760,000 (1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.284%, (US0003M + 2.150%), 04/20/2034	2,759,983	0.1
1,000,000 (1)	BlueMountain CLO 2013-2A CR, 2.088%, (US0003M + 1.950%), 10/22/2030	994,279	0.0
1,000,000 (1)	BlueMountain CLO 2015-4 CR Ltd., 2.034%, (US0003M + 1.900%), 04/20/2030	991,011	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 2.126%, (US0003M + 2.000%), 04/15/2034	$1,248,057	0.1
3,750,000 (1)	BlueMountain CLO XXV Ltd. 2019-25A CR, 2.376%, (US0003M + 2.250%), 07/15/2036	3,753,971	0.1
2,000,000 (1)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 2.219%, (US0003M + 2.100%), 07/25/2034	2,001,066	0.1
7,000,000 (1)	BlueMountain CLO XXXII Ltd. 2021-32A C, 2.083%, (US0003M + 6.600%), 10/15/2034	7,002,338	0.3
4,000,000 (1)	Bristol Park CLO Ltd. 2016-1A CR, 2.076%, (US0003M + 1.950%), 04/15/2029	4,000,620	0.2
750,000 (1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.226%, (US0003M + 2.100%), 10/15/2031	750,078	0.0
1,550,000 (1)	California Street CLO IX L.P. 2012-9A CR3, 2.619%, (US0003M + 2.500%), 07/16/2032	1,550,161	0.1
1,500,000 (1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 2.982%, (US0003M + 2.850%), 07/28/2028	1,497,496	0.1
1,500,000 (1)	Carlyle US CLO 2016-4A BR Ltd., 2.234%, (US0003M + 2.100%), 10/20/2027	1,500,082	0.1
1,000,000 (1)	Cent CLO C17A BR Ltd., 1.979%, (US0003M + 1.850%), 04/30/2031	1,000,065	0.0
1,500,000 (1)	CIFC Funding 2013-IA BR Ltd., 2.526%, (US0003M + 2.400%), 07/16/2030	1,500,261	0.1
2,000,000 (1)	CIFC Funding 2014-4RA B Ltd., 2.334%, (US0003M + 2.200%), 10/17/2030	2,000,400	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,900,000 (1)	CIFC Funding 2015-4A BR2 Ltd., 2.034%, (US0003M + 1.900%), 04/20/2034	$5,901,794	0.2
7,500,000 (1)	CIFC Funding 2017-2A CR Ltd., 1.984%, (US0003M + 1.850%), 04/20/2030	7,500,465	0.3
5,500,000 (1)	CIFC Funding 2019-2A CR Ltd., 2.234%, (US0003M + 2.100%), 04/17/2034	5,505,038	0.2
1,100,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.791%, (US0001M + 0.705%), 09/25/2035	1,095,199	0.0
1,750,000 (1)	Cumberland Park CLO Ltd. 2015-2A CR, 1.934%, (US0003M + 1.800%), 07/20/2028	1,750,695	0.1
833,000 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	907,842	0.0
441,000 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	462,771	0.0
571,500 (1)	Domino’s Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	592,962	0.0
1,061,500 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,144,027	0.0
2,295,100 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,387,406	0.1
3,496,750 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,771,458	0.1
2,145,000 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,305,540	0.1
1,209,375 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,285,637	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,750,000 (1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.725%, (US0003M + 2.600%), 11/15/2028	$2,669,774	0.1
1,750,000 (1)	Dryden 55 CLO Ltd. 2018-55A C, 2.026%, (US0003M + 1.900%), 04/15/2031	1,750,138	0.1
5,000,000 (1)	Dryden 75 CLO Ltd. 2019-75A CR2, 1.926%, (US0003M + 1.800%), 04/15/2034	4,995,985	0.2
6,000,000 (1)	Dryden 86 CLO Ltd. 2020-86A DR, 3.334%, (US0003M + 3.200%), 07/17/2034	6,003,090	0.2
1,150,000 (1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.126%, (US0003M + 3.000%), 10/15/2027	1,149,085	0.0
3,061,863 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,207,951	0.1
885,737 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	953,584	0.0
3,912,530 (1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	4,066,830	0.2
4,500,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 2.134%, (US0003M + 2.000%), 10/20/2027	4,500,076	0.2
1,000,000 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,153,832	0.0
1,600,000 (1)	Kayne CLO 10 Ltd. 2021-10A C, 1.944%, (US0003M + 1.750%), 04/23/2034	1,592,398	0.1
1,710,000 (1)	Kayne CLO I Ltd. 2018-1A CR, 1.876%, (US0003M + 1.750%), 07/15/2031	1,710,029	0.1
1,350,000 (1)	LCM XVIII L.P. 18A CR, 1.984%, (US0003M + 1.850%), 04/20/2031	1,340,927	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,000,000 (1)	LCM XX L.P. 20A-CR, 2.084%, (US0003M + 1.950%), 10/20/2027	$1,000,140	0.0
2,800,000 (1)	LCM XXIV Ltd. 24A CR, 2.034%, (US0003M + 1.900%), 03/20/2030	2,800,000	0.1
880,338 (1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	908,836	0.0
1,000,000 (1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.034%, (US0003M + 1.900%), 04/19/2030	1,000,032	0.0
2,500,000 (1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 1.988%, (US0003M + 1.850%), 01/22/2028	2,500,463	0.1
6,000,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 2.976%, (US0003M + 2.850%), 10/15/2032	6,000,954	0.2
1,000,000 (1)	Magnetite VIII Ltd. 2014-8A CR2, 1.976%, (US0003M + 1.850%), 04/15/2031	1,000,511	0.0
1,700,000 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,706,669	0.1
1,139,570 (1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,146,214	0.0
2,000,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,032,998	0.1
4,050,000 (1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,120,984	0.2
1,950,000 (1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,972,955	0.1
1,600,000 (1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,625,071	0.1
1,993,811 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,126,020	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
715,360 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$768,512	0.0
1,735,242 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,843,573	0.1
1,597,895 (1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,740,956	0.1
651,723 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	681,791	0.0
1,267,515 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,342,376	0.1
12,500,000 (1)	Neuberger Berman CLO XX Ltd. 2015-20A ARR, 1.298%, (US0003M + 1.160%), 07/15/2034	12,513,425	0.5
3,500,000 (1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.084%, (US0003M + 1.950%), 04/19/2030	3,500,669	0.1
7,700,000 (1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 1.884%, (US0003M + 1.750%), 01/20/2031	7,700,208	0.3
2,300,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.576%, (US0003M + 2.450%), 10/16/2032	2,300,000	0.1
2,300,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 2.019%, (US0003M + 1.900%), 10/16/2033	2,300,242	0.1
4,750,000 (1)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 1.980%, (US0003M + 1.900%), 10/16/2034	4,749,991	0.2
2,500,000 (1)	Oaktree CLO Ltd. 2021-1A D, 3.396%, (US0003M + 3.250%), 07/15/2034	2,500,850	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
6,000,000 (1)	Oaktree CLO Ltd. 2021-1A C, 2.096%, (US0003M + 1.950%), 07/15/2034	$6,004,242	0.2
3,550,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.084%, (US0003M + 1.950%), 03/17/2030	3,548,221	0.1
7,470,000 (1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.184%, (US0003M + 2.050%), 07/20/2030	7,470,164	0.3
4,500,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.176%, (US0003M + 2.050%), 07/15/2029	4,500,203	0.2
600,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 1.984%, (US0003M + 1.850%), 01/20/2031	600,010	0.0
1,500,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.084%, (US0003M + 1.900%), 07/19/2035	1,502,351	0.1
3,000,000 (1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.375%, (US0003M + 4.250%), 11/15/2026	3,000,021	0.1
4,250,000 (1)	Palmer Square Loan Funding 2021-2A C Ltd., 2.531%, (US0003M + 2.400%), 05/20/2029	4,251,037	0.2
376,626 (4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.633%, 01/25/2036	379,783	0.0
2,407,125 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,525,123	0.1
1,100,000 (1)	Recette Clo Ltd. 2015-1A CRR, 1.884%, (US0003M + 1.750%), 04/20/2034	1,099,996	0.0
2,050,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 2.046%, (US0003M + 1.900%), 04/20/2034	2,051,886	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,270,000 (1)	Shackleton 2019-15A CR CLO Ltd., 2.276%, (US0003M + 2.150%), 01/15/2032	$3,264,134	0.1
1,985,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,019,346	0.1
2,050,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,093,413	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,091,613	0.1
2,750,000 (1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,821,367	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,092,804	0.1
4,000,000 (1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,107,415	0.2
2,000,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,044,201	0.1
600,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	611,423	0.0
2,100,000 (1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,140,759	0.1
1,200,000 (1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,226,290	0.0
1,928,875 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,037,565	0.1
2,450,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 2.440%, (US0003M + 2.300%), 04/25/2034	2,456,059	0.1
5,700,000 (1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.188%, (US0003M + 2.050%), 01/23/2029	5,696,170	0.2
4,956,524 (1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,157,317	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,874,335 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	$2,080,468	0.1
3,678,295 (1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,917,827	0.2
1,069,750 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,185,631	0.0
1,000,000 (1)	TCI-Flatiron Clo 2017-1A C Ltd., 1.974%, (US0003M + 1.850%), 11/18/2030	1,000,073	0.0
2,250,000 (1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.880%, (US0003M + 1.750%), 01/29/2032	2,251,298	0.1
4,100,000 (1)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400%), 04/20/2034	4,100,558	0.2
3,000,000 (1)	TCW CLO 2021-2A D Ltd., 3.375%, (US0003M + 3.250%), 07/25/2034	3,000,864	0.1
3,100,000 (1)	TCW CLO 2021-1A C Ltd., 2.034%, (US0003M + 1.900%), 03/18/2034	3,100,942	0.1
4,000,000 (1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,958,376	0.2
3,450,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,349,740	0.1
2,000,000 (1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.084%, (US0003M + 1.950%), 07/18/2031	1,990,576	0.1
1,000,000 (1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.226%, (US0003M + 2.100%), 07/15/2028	1,000,083	0.0
2,000,000 (1)(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,099,987	0.1
1,500,000 (1)	Upland CLO Ltd. 2016-1A BR, 1.984%, (US0003M + 1.850%), 04/20/2031	1,500,102	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,795,000 (1)	Venture XX CLO Ltd. 2015-20A CR, 2.026%, (US0003M + 1.900%), 04/15/2027	$1,795,361	0.1
4,000,000 (1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.434%, (US0003M + 2.300%), 07/20/2030	3,995,948	0.2
962,500 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,021,615	0.0
3,170,500 (1)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,366,367	0.1
		347,881,863	13.4
	Student Loan Asset-Backed Securities: 0.9%
103,911 (1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	106,591	0.0
86,800 (1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	86,935	0.0
455,516 (1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	464,582	0.0
1,215,337 (1)(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,237,034	0.1
1,092,294 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,118,074	0.1
4,000,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,857,765	0.2
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,035,652	0.0
2,250,000 (1)(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,320,717	0.1
1,000,000 (1)(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,043,637	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,000,000 (1)(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	$1,042,067	0.0
1,000,000 (1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,043,409	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,044,353	0.0
2,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,071,869	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,052,680	0.1
4,400,000 (1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,337,504	0.2
		23,862,869	0.9
	Total Asset-Backed Securities (Cost $409,921,541)	414,657,397	15.9
SOVEREIGN BONDS: 3.0%
368,192 (5)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	135,944	0.0
674,557 (5)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 0), 07/09/2035	222,307	0.0
44,281	Argentine Republic Government International Bond, 1.000%, 07/09/2029	16,938	0.0
1,700,000 (2)	Brazilian Government International Bond, 3.875%, 06/12/2030	1,651,040	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
475,000 (2)	Brazilian Government International Bond, 6.000%, 04/07/2026	$546,024	0.0
2,425,000 (2)	Colombia Government International Bond, 3.250%, 04/22/2032	2,267,424	0.1
2,700,000	Colombia Government International Bond, 3.875%, 04/25/2027	2,803,599	0.1
EUR 1,875,000	Croatia Government International Bond, 1.125%, 06/19/2029	2,242,357	0.1
800,000	Croatia Government International Bond, 5.500%, 04/04/2023	857,045	0.0
2,825,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,881,528	0.1
500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	566,255	0.0
700,000 (1)(2)	Egypt Government International Bond, 5.875%, 02/16/2031	645,251	0.0
1,900,000	Egypt Government International Bond, 6.588%, 02/21/2028	1,912,869	0.1
2,650,000	Egypt Government International Bond, 7.500%, 01/31/2027	2,808,112	0.1
3,200,000 (1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,199,443	0.1
400,000 (1)	Egypt Government International Bond, 8.750%, 09/30/2051	391,356	0.0
1,400,000 (1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,423,638	0.1
440,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	434,394	0.0
4,525,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,271,034	0.2
2,100,000	Indonesia Government International Bond, 2.850%, 02/14/2030	2,173,364	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,039,966	Ivory Coast Government International Bond, 5.750%, 12/31/2032	$1,043,866	0.1
1,275,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,326,287	0.1
650,000	Jordan Government International Bond, 6.125%, 01/29/2026	703,118	0.0
1,350,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,462,352	0.1
500,000 (1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	548,135	0.0
750,000 (1)	Malaysia Wakala Sukuk Bhd, 2.070%, 04/28/2031	745,799	0.0
1,200,000 (2)	Mexico Government International Bond, 3.250%, 04/16/2030	1,231,764	0.1
700,000	Mexico Government International Bond, 3.750%, 04/19/2071	606,613	0.0
1,600,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,799,704	0.1
450,000	Nigeria Government International Bond, 6.500%, 11/28/2027	467,721	0.0
600,000	Oman Government International Bond, 6.000%, 08/01/2029	632,600	0.0
500,000 (1)	Oman Government International Bond, 6.750%, 10/28/2027	556,915	0.0
1,300,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	1,484,011	0.1
600,000	Panama Government International Bond, 3.160%, 01/23/2030	619,176	0.0
500,000	Panama Government International Bond, 9.375%, 04/01/2029	728,490	0.0
3,000,000 (1)(2)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,098,250	0.1
750,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	838,808	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,800,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	$2,074,500	0.1
700,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	705,359	0.0
5,750,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	5,924,725	0.2
1,360,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,390,377	0.1
800,000	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	907,430	0.0
500,000	Saudi Government International Bond, 3.625%, 03/04/2028	549,930	0.0
2,000,000	Saudi Government International Bond, 4.500%, 04/17/2030	2,346,938	0.1
1,300,000	South Africa Government International Bond, 5.875%, 09/16/2025	1,459,206	0.1
950,000 (2)	Sri Lanka Government International Bond, 6.350%, 06/28/2024	609,596	0.0
3,075,000	Turkey Government International Bond, 4.875%, 10/09/2026	2,954,245	0.1
1,100,000	Turkey Government International Bond, 5.600%, 11/14/2024	1,116,577	0.1
500,000	Turkey Government International Bond, 6.375%, 10/14/2025	514,440	0.0
550,000	Turkey Government International Bond, 7.375%, 02/05/2025	585,090	0.0
350,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	343,511	0.0
450,000	Ukraine Government International Bond, 7.375%, 09/25/2032	461,826	0.0
975,000	Ukraine Government International Bond, 7.750%, 09/01/2023	1,044,469	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
4,550,000	Ukraine Government International Bond, 7.750%, 09/01/2025	$4,953,289	0.2
	Total Sovereign Bonds (Cost $75,910,425)	77,285,039	3.0
BANK LOANS: 14.0%
	Aerospace & Defense: 0.4%
1,160,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/2028	1,200,352	0.1
557,938	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/2026	561,425	0.0
1,130,785	Amentum Government Services Holdings LLC Term Loan B, 3.584%, (US0001M + 3.500%), 01/29/2027	1,131,727	0.0
1,790,412	American Airlines, Inc. 2018 Term Loan B, 1.836%, (US0001M + 1.750%), 06/27/2025	1,718,046	0.1
797,911	Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, 03/22/2024	742,342	0.0
995,654	KBR, Inc. 2020 Term Loan B, 2.834%, (US0001M + 2.750%), 02/05/2027	996,069	0.0
1,169,340	Maxar Technologies Ltd. Term Loan B, 2.840%, (US0001M + 2.750%), 10/04/2024	1,161,509	0.1
3,084,525	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/2028	3,091,135	0.1
480,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	510,990	0.0
		11,113,595	0.4
	Air Transport: 0.0%
1,147,125	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/2028	1,157,605	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Auto Components: 0.1%
1,747,848	Broadstreet Partners, Inc. 2020 Term Loan B, 3.084%, (US0001M + 3.000%), 01/27/2027	$1,729,005	0.1

	Automotive: 0.5%
875,000	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/2028	876,750	0.0
1,066,529	Clarios Global LP 2021 USD Term Loan B, 3.337%, (US0001M + 3.250%), 04/30/2026	1,062,863	0.0
1,417,833	Dealer Tire, LLC 2020 Term Loan B, 4.334%, (US0001M + 4.250%), 12/12/2025	1,421,820	0.1
1,903,704	Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/2027	1,903,407	0.1
277,670	Hertz Corporation, (The) 2021 Term Loan B, 3.619%, (US0003M + 3.500%), 06/30/2028	278,169	0.0
52,330	Hertz Corporation, (The) 2021 Term Loan C, 3.619%, (US0003M + 3.500%), 06/30/2028	52,424	0.0
1,208,925	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/2027	1,211,192	0.1
743,073	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.082%, (US0001M + 3.000%), 05/14/2026	741,614	0.0
285,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, 07/26/2029	285,000	0.0
330,000	Rough Country, LLC 2021 Term Loan, 4.250%, 07/26/2028	330,000	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Automotive (continued)
1,000,000	TI Group Automotive Systems, L.L.C. 2021 USD Term Loan, 3.369%, 12/16/2026	$1,003,125	0.0
1,124,350	Truck Hero, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 01/31/2028	1,123,295	0.1
1,236,259	Wand NewCo 3, Inc. 2020 Term Loan, 3.084%, (US0001M + 3.000%), 02/05/2026	1,225,925	0.1
870,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/2028	870,890	0.0
		12,386,474	0.5
	Beverage & Tobacco: 0.1%
835,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/2028	828,216	0.0
1,678,470	Sunshine Investments B.V. USD Term Loan B3, 2.874%, (US0003M + 2.750%), 03/28/2025	1,667,980	0.1
1,190,000	Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/2028	1,189,814	0.0
		3,686,010	0.1
	Brokers: 0.0%
299,250	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/2027	298,253	0.0

	Brokers, Dealers & Investment Houses: 0.0%
489,982	Forest City Enterprises, L.P. 2019 Term Loan B, 3.584%, (US0001M + 3.500%), 12/08/2025	484,776	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development: 0.5%
250,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/2028	$252,734	0.0
500,000	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.119%, 01/15/2027	497,428	0.0
1,608,703	Core & Main LP 2021 Term Loan B, 2.586%, 07/27/2028	1,605,015	0.1
750,000	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/2028	749,922	0.0
225,000	CP Atlas Buyer, Inc. 2021 Term Loan B, 3.869%, (US0003M + 3.750%), 11/23/2027	224,736	0.0
670,000	Empire Today, LLC 2021 Term Loan, 5.750%, (US0001M + 5.000%), 04/03/2028	666,371	0.0
563,588	Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 02/03/2028	560,594	0.0
80,000	IPS Corporation 2021 Delayed Draw Term Loan, 3.869%, 09/21/2028	80,100	0.0
400,000	IPS Corporation 2021 Term Loan, 3.869%, 09/21/2028	400,500	0.0
378,100	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/2028	378,573	0.0
16,667	LBM Acquisition LLC 2021 Incremental Delayed Draw Term Loan B2, 3.869%, (US0003M + 3.750%), 12/17/2027	16,515	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development (continued)
33,333	LBM Acquisition LLC 2021 Incremental Term Loan B2, 3.869%, (US0003M + 3.750%), 12/17/2027	$33,029	0.0
953,047	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/2027	945,899	0.1
645,125	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/2027	647,645	0.0
250,000	MX Holdings US, Inc. 2018 USD Term Loan B1C, 3.250%, (US0001M + 2.500%), 07/31/2025	249,969	0.0
632,906	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/2026	636,071	0.0
1,015,000	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/2028	1,015,888	0.1
1,070,000	Standard Industries Inc. 2021 Term Loan B, 2.619%, 09/22/2028	1,071,932	0.1
883,536	Werner FinCo LP 2017 Term Loan, 4.132%, (US0003M + 4.000%), 07/24/2024	885,745	0.0
1,816,275	White Cap Buyer LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/2027	1,822,581	0.1
401,923	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/2026	402,550	0.0
		13,143,797	0.5
	Business Equipment & Services: 1.5%
405,000	24-7 Intouch Inc 2018 Term Loan, 4.834%, 08/25/2025	402,469	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
500,000	AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, 08/05/2028	$500,625	0.0
1,472,600	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/2028	1,469,930	0.1
385,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/2028	385,746	0.0
255,000	Anticimex International AB 2021 USD Term Loan B1, 3.619%, 07/21/2028	254,920	0.0
420,000	APX Group, Inc. 2021 Term Loan B, 4.000%, 07/10/2028	419,388	0.0
138,600	Ascend Learning, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 07/12/2024	138,964	0.0
432,113	Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/2028	434,597	0.0
87,887	Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/2028	88,393	0.0
442,735	Belfor Holdings Inc. Term Loan B, 4.085%, (US0001M + 4.000%), 04/06/2026	444,396	0.0
709,638	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/2026	712,446	0.0
464,031	Castle US Holding Corporation 2021 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 01/29/2027	460,805	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
499,740	Castle US Holding Corporation USD Term Loan B, 3.882%, (US0003M + 3.750%), 01/29/2027	$496,265	0.0
433,913	Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/2028	434,816	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/2029	161,200	0.0
228,571	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/2028	229,592	0.0
1,089,734	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/2028	1,094,598	0.1
1,490,000	Endure Digital Inc. Term Loan, 4.250%, (US0006M + 3.500%), 02/10/2028	1,483,481	0.1
860,000	Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/2028	863,046	0.0
487,660	EVO Payments International LLC 2018 1st Lien Term Loan, 3.340%, (US0001M + 3.250%), 12/22/2023	487,660	0.0
2,065,925	Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (US0006M + 3.500%), 06/13/2024	2,051,604	0.1
220,984	First Advantage Holdings, LLC 2021 Term Loan B, 2.834%, (US0001M + 2.750%), 01/31/2027	221,039	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
250,000	Fleetcor Technologies Operating Company, LLC 2021 Term Loan B4, 1.869%, 04/28/2028	$249,687	0.0
1,050,710	Gainwell Acquisition Corp. Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/2027	1,054,650	0.1
624,044	GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/2025	622,484	0.0
1,285,275	Intrado Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/2024	1,268,292	0.1
560,000	ION Trading Finance Limited 2021 USD Term Loan, 4.917%, (US0003M + 4.750%), 04/01/2028	561,800	0.0
1,739,116	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/2025	1,725,166	0.1
400,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	425,167	0.0
1,150,874	Nielsen Consumer Inc. 2021 USD Term Loan B, 4.084%, (US0001M + 4.000%), 03/06/2028	1,155,477	0.1
560,000	Paysafe Group Holdings II Limited USD Term Loan B1, 3.250%, (US0003M + 2.750%), 06/28/2028	554,575	0.0
1,260,000	Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/2028	1,264,252	0.1
866,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.335%, (US0001M + 3.250%), 05/01/2025	865,132	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
496,250	Pre-Paid Legal Services, Inc. 2020 Incremental Term Loan, 4.750%, (US0001M + 4.000%), 05/01/2025	$498,421	0.0
802,988	Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001M + 4.000%), 01/20/2028	802,987	0.0
498,715	Red Ventures, LLC 2020 Term Loan B2, 2.584%, (US0001M + 2.500%), 11/08/2024	494,974	0.0
35,555	Refficiency Holdings LLC 2020 Delayed Draw Term Loan, 4.119%, (US0003M + 4.000%), 12/16/2027	35,607	0.0
183,501	Refficiency Holdings LLC 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/16/2027	183,769	0.0
1,146,974	Renaissance Holding Corp. 2018 1st Lien Term Loan, 3.334%, (US0001M + 3.250%), 05/30/2025	1,138,969	0.1
625,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.084%, (US0001M + 7.000%), 05/29/2026	628,594	0.0
882,641	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/2024	873,483	0.1
105,970	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/2027	106,235	0.0
62,478	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/2027	62,634	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
684,836	Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/2027	$686,548	0.0
405,000	SITEL Worldwide Corporation 2021 USD Term Loan, 3.869%, 08/28/2028	406,013	0.0
1,160,000	Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 05/12/2028	1,155,650	0.1
500,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 4.382%, 07/30/2025	487,344	0.0
787,444	Staples, Inc. 7 Year Term Loan, 5.126%, (US0003M + 5.000%), 04/16/2026	753,092	0.0
358,883	SurveyMonkey Inc. 2018 Term Loan B, 3.830%, (US0001W + 3.750%), 10/10/2025	357,985	0.0
655,050	TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/2027	656,442	0.0
1,277,835	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.129%, (US0003M + 4.000%), 08/20/2025	1,255,313	0.1
1,742,304	Verscend Holding Corp. 2021 Term Loan B, 4.084%, (US0001M + 4.000%), 08/27/2025	1,747,095	0.1
782,322	Virtusa Corporation Term Loan B, 4.500%, (US0001M + 3.750%), 02/11/2028	784,864	0.0
250,000	VM Consolidated, Inc. 2021 Term Loan B, 3.382%, (US0003M + 3.250%), 03/19/2028	250,078	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
852,981	VS Buyer, LLC Term Loan B, 3.084%, (US0001M + 3.000%), 02/28/2027	$851,702	0.0
23,830	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.869%, 08/01/2025	23,825	0.0
136,170	VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, 08/01/2025	136,142	0.0
384,172	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/2024	376,809	0.0
342,472	Yak Access, LLC 2018 1st Lien Term Loan B, 5.121%, (US0003M + 5.000%), 07/11/2025	274,834	0.0
208,333	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.129%, 07/10/2026	148,437	0.0
		38,160,508	1.5
	Cable & Satellite Television: 0.2%
585,000	Atlantic Broadband Finance, LLC 2021 Term Loan, 3.000%, 09/01/2028	582,806	0.0
219,782	CSC Holdings, LLC 2019 Term Loan B5, 2.584%, (US0001M + 2.500%), 04/15/2027	217,584	0.0
1,785,000	DirecTV Financing, LLC Term Loan, 5.750%, 07/22/2027	1,788,533	0.1
1,413,801	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/2026	1,414,481	0.0
1,647,551	Telesat Canada Term Loan B5, 2.860%, (US0002M + 2.750%), 12/07/2026	1,496,464	0.1
750,000	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 08/18/2023	750,625	0.0
		6,250,493	0.2
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Chemicals & Plastics: 0.4%
494,997	Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/2026	$501,803	0.0
500,000	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 1.869%, 06/01/2024	499,180	0.0
231,509	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0001M + 4.250%), 08/01/2025	231,835	0.0
115,000	CPC Acquisition Corp Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/2028	115,575	0.0
726,350	CPC Acquisition Corp Term Loan, 4.500%, (US0003M + 3.750%), 12/29/2027	724,988	0.0
1,400,000	Diamond (BC) B.V. 2021 Term Loan B, 3.119%, 09/14/2028	1,402,800	0.1
1,039,190	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0003M + 3.250%), 11/07/2024	1,041,464	0.1
475,000	GEON Performance Solutions, LLC 2021 Term Loan, 5.500%, 08/18/2028	479,156	0.0
678,300	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/2026	679,402	0.0
290,000	Lonza Group AG USD Term Loan B, 4.750%, (US0003M + 4.000%), 07/03/2028	291,042	0.0
608,836	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.874%, (US0003M + 4.750%), 10/15/2025	608,836	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Chemicals & Plastics (continued)
658,350	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/2027	$659,584	0.0
1,349,125	PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/2028	1,351,970	0.1
765,000	Solenis Holdings LLC 2021 USD Term Loan B, 3.869%, 09/21/2028	765,410	0.0
525,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/2028	526,641	0.0
1,316,259	Starfruit Finco B.V 2018 USD Term Loan B, 2.832%, (US0001M + 2.750%), 10/01/2025	1,309,091	0.1
645,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 3.869%, 09/22/2028	648,024	0.0
		11,836,801	0.4
	Clothing/Textiles: 0.0%
339,150	Birkenstock GmbH & Co. KG USD Term Loan B, 4.250%, (US0003M + 3.750%), 04/27/2028	339,432	0.0

	Communications: 0.0%
497,484	iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, 05/01/2026	498,231	0.0

	Consumer, Cyclical: 0.0%
331,768	24 Hour Fitness Worldwide TL 1L, 14.119%, 09/30/2026	298,591	0.0

	Containers & Glass Products: 0.5%
148,843	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/2024	144,378	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
1,395,500	Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/2028	$1,388,414	0.1
1,012,900	BWAY Holding Company 2017 Term Loan B, 3.334%, (US0001M + 3.250%), 04/03/2024	993,830	0.0
1,313,113	Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/2027	1,317,672	0.1
1,162,181	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.145%, (US0003M + 3.000%), 06/29/2025	1,157,097	0.1
745,693	Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/2027	746,043	0.0
491,816	Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/2026	492,021	0.0
445,000	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.152%, 09/22/2028	446,205	0.0
205,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 6.902%, 09/22/2029	206,025	0.0
131,285	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 4.119%, 08/31/2028	131,941	0.0
808,715	Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, 08/31/2028	812,759	0.0
1,821,688	Proampac PG Borrower LLC 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/03/2025	1,828,063	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
500,000	Reynolds Consumer Products LLC Term Loan, 1.833%, 02/04/2027	$499,167	0.0
540,913	Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.334%, (US0001M + 3.250%), 02/05/2026	537,870	0.0
1,105,000	Reynolds Group Holdings Inc. 2021 Term Loan B, 3.583%, 09/20/2028	1,104,223	0.1
655,050	Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/2027	656,073	0.0
97,765	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.567%, (US0001M + 3.250%), 03/03/2028	97,344	0.0
435,668	TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0001M + 3.250%), 03/03/2028	433,789	0.0
57,143	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.119%, 09/15/2028	57,270	0.0
652,857	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.119%, 09/15/2028	654,314	0.0
		13,704,498	0.5
	Cosmetics/Toiletries: 0.1%
500,369	Anastasia Parent, LLC 2018 Term Loan B, 3.882%, (US0003M + 3.750%), 08/11/2025	423,437	0.0
1,163,959	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.084%, (US0001M + 4.000%), 06/30/2024	1,163,232	0.1
		1,586,669	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Drugs: 0.2%
493,750	Alvogen Pharma US, Inc. 2020 Extended Term Loan, 6.250%, 12/31/2023	$477,703	0.0
748,056	Amneal Pharmaceuticals LLC 2018 Term Loan B, 3.586%, 05/04/2025	739,485	0.0
305,000	ANI Pharmaceuticals, Inc Term Loan B, 6.119%, (US0003M + 6.000%), 04/27/2028	306,906	0.0
1,221,938	Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/2028	1,224,992	0.1
1,650,000	Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/2028	1,656,059	0.1
		4,405,145	0.2
	Ecological Services & Equipment: 0.1%
540,000	Clean Harbors Inc. 2021 Incremental Term Loan B, 2.119%, 09/21/2028	541,182	0.0
663,338	Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/2028	663,337	0.0
1,031,208	GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0003M + 3.000%), 05/30/2025	1,034,591	0.1
		2,239,110	0.1
	Electronics/Electrical: 2.5%
1,175,000	AP Core Holdings, II LLC Amortization Term Loan B1, 6.250%, 09/01/2027	1,179,040	0.1
940,000	AP Core Holdings, II LLC High-Yield Term Loan B2, 6.250%, 09/01/2027	943,818	0.0
329,175	Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/2028	325,060	0.0
375,000	Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 5.619%, 03/23/2026	379,571	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
2,261,516	Banff Merger Sub Inc 2021 USD Term Loan, 3.882%, (US0003M + 3.750%), 10/02/2025	$2,251,622	0.1
1,262,846	Barracuda Networks, Inc. 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/12/2025	1,268,371	0.1
100,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/2028	101,417	0.0
880,930	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.084%, (US0001M + 4.000%), 04/18/2025	881,939	0.0
385,922	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.882%, (US0003M + 3.750%), 08/29/2025	359,149	0.0
1,435,000	Cloudera, Inc. 2021 Term Loan, 3.869%, 08/10/2028	1,435,448	0.1
143,351	Cohu, Inc. 2018 Term Loan B, 3.172%, (US0003M + 3.000%), 10/01/2025	142,903	0.0
174,125	CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/2027	174,669	0.0
300,000	ConnectWise, LLC 2021 Term Loan B, 3.619%, 09/24/2028	299,700	0.0
700,000	Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/2028	700,729	0.0
175,000	CoreLogic, Inc. 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 06/04/2029	179,375	0.0
1,315,000	CoreLogic, Inc. Term Loan, 4.000%, (US0001M + 3.500%), 06/02/2028	1,313,521	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,345,000	Cornerstone OnDemand, Inc. 2021 Term Loan, 3.869%, 09/21/2028	$1,344,720	0.1
976,657	Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.334%, (US0001M + 3.250%), 04/22/2027	976,962	0.0
485,000	Creation Holdings Inc 2021 Term Loan, 5.619%, 09/14/2028	483,181	0.0
728,175	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/2027	730,071	0.0
750,000	EagleView Technology Corporation 2018 Add On Term Loan B, 3.587%, 08/14/2025	742,734	0.0
490,750	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.349%, (US0003M + 4.250%), 06/26/2025	488,194	0.0
1,326,600	Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/2027	1,327,620	0.1
1,303,450	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 4.750%, (US0001M + 4.000%), 12/01/2027	1,309,458	0.1
538,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.869%, (US0003M + 3.750%), 03/11/2028	538,739	0.0
1,800,123	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/2024	1,804,810	0.1
1,441,336	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	1,445,968	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,540,322	Informatica LLC, 2020 USD Term Loan B, 3.334%, (US0001M + 3.250%), 02/25/2027	$1,537,048	0.1
960,000	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 06/30/2028	963,772	0.0
1,534,170	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/2027	1,540,499	0.1
84,575	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/2027	84,919	0.0
1,519,875	LogMeIn, Inc. Term Loan B, 4.833%, (US0001M + 4.750%), 08/31/2027	1,520,943	0.1
149,599	MA FinanceCo., LLC USD Term Loan B3, 2.837%, (US0001M + 2.750%), 06/21/2024	148,500	0.0
1,690,000	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/2028	1,692,113	0.1
375,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 8.369%, 05/03/2029	374,531	0.0
2,008,009	McAfee, LLC 2018 USD Term Loan B, 3.837%, (US0001M + 3.750%), 09/30/2024	2,011,565	0.1
2,089,983	MH Sub I, LLC 2017 1st Lien Term Loan, 3.585%, (US0001M + 3.500%), 09/13/2024	2,087,044	0.1
405,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 6.336%, (US0001M + 6.250%), 02/12/2029	412,003	0.0
498,728	ON Semiconductor Corporation 2019 Term Loan B, 2.084%, 09/19/2026	498,772	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,305,000	Panther Commercial Holdings L.P Term Loan, 4.750%, (US0003M + 4.250%), 01/07/2028	$1,311,525	0.1
655,050	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/2027	657,814	0.0
498,708	Project Accelerate Parrent LLC 1st Lien Term Loan, 5.250%, 01/02/2025	489,981	0.0
1,241,370	Project Boost Purchaser, LLC 2019 Term Loan B, 3.584%, (US0001M + 3.500%), 06/01/2026	1,236,870	0.1
1,201,082	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/2024	1,207,237	0.1
790,000	Proofpoint, Inc. 1st Lien Term Loan, 3.750%, (US0003M + 3.250%), 08/31/2028	786,489	0.0
2,764,132	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/2025	2,764,627	0.1
1,650,863	Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/2028	1,640,076	0.1
1,115,000	RealPage, Inc 1st Lien Term Loan, 3.750%, (US0001M + 3.250%), 04/24/2028	1,112,593	0.0
1,460,000	Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/2028	1,441,141	0.1
342,705	Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/2025	307,292	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,551,079	Rocket Software, Inc. 2018 Term Loan, 4.334%, (US0001M + 4.250%), 11/28/2025	$1,541,062	0.1
239,400	Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 11/28/2025	238,839	0.0
265,992	Sabre GLBL Inc. 2021 Term Loan B1, 3.619%, 12/17/2027	264,371	0.0
421,877	Sabre GLBL Inc. 2021 Term Loan B2, 3.619%, 12/17/2027	419,306	0.0
1,010,276	Seattle Spinco, Inc. USD Term Loan B3, 2.834%, (US0001M + 2.750%), 06/21/2024	1,002,857	0.0
310,000	SkillSoft Corporation 2021 Term Loan B, 5.500%, 06/30/2028	311,744	0.0
2,447,124	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.834%, (US0001M + 2.750%), 02/05/2024	2,425,560	0.1
378,641	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.628%, (US0003M + 3.500%), 05/16/2025	376,653	0.0
80,257	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.619%, 08/11/2028	80,846	0.0
464,743	Sovos Compliance, LLC 2021 Term Loan, 5.000%, 08/11/2028	468,156	0.0
1,131,340	Surf Holdings, LLC USD Term Loan, 3.616%, (US0003M + 3.500%), 03/05/2027	1,127,097	0.0
235,000	Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/2028	235,294	0.0
450,000	Trader Interactive, LLC 2021 Term Loan B, 4.500%, 07/28/2028	450,563	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
221,819	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.500%, 02/28/2025	$230,183	0.0
339,663	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 6.882%, 05/29/2026	293,384	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.586%, (US0001M + 2.500%), 09/28/2024	593,031	0.0
600,470	Ultimate Software Group Inc(The) 2021 Incremental Term Loan, 4.000%, (US0003M + 3.250%), 05/04/2026	602,422	0.0
2,589,253	Ultimate Software Group Inc(The) Term Loan B, 3.834%, (US0001M + 3.750%), 05/04/2026	2,598,315	0.1
148,765	Ultra Clean Holdings, Inc 2021 Term Loan B, 3.834%, (US0001M + 3.750%), 08/27/2025	149,230	0.0
853,488	Watlow Electric Manufacturing Company Term Loan B, 4.132%, (US0003M + 4.000%), 03/02/2028	857,044	0.0
283,575	Weld North Education, LLC 2021 Term Loan B, 4.250%, 12/21/2027	284,240	0.0
799,690	Xperi Corporation 2020 Term Loan B, 3.584%, (US0001M + 3.500%), 06/02/2025	798,441	0.0
		64,304,781	2.5
	Equipment Leasing: 0.0%
448,872	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 3.750%, 02/17/2028	451,117	0.0
264,338	Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0001M + 4.000%), 02/17/2028	265,791	0.0
		716,908	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: 0.0%
470,000	Paysafe Holdings - TL B 1L, 2.833%, 06/24/2028	$465,447	0.0

	Financial Intermediaries: 0.5%
781,572	Advisor Group, Inc. 2021 Term Loan, 4.584%, (US0001M + 4.500%), 07/31/2026	783,748	0.0
325,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 08/02/2029	324,756	0.0
540,000	AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/2028	539,595	0.0
1,357,459	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.084%, (US0001M + 3.000%), 06/15/2025	1,348,975	0.1
388,050	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 04/23/2026	388,535	0.0
925,430	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/2024	928,900	0.1
500,000	Citadel Securities LP 2021 Term Loan B, 2.619%, (US0003M + 2.500%), 02/02/2028	496,172	0.0
680,244	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.834%, (US0001M + 2.750%), 08/21/2025	675,397	0.0
1,011,041	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/2027	1,015,283	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial Intermediaries (continued)
2,116,766	Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/2028	$2,115,255	0.1
214,688	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.619%, (US0003M + 2.500%), 06/24/2028	213,856	0.0
927,987	Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/2028	924,391	0.1
128,000	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.119%, (US0003M + 4.000%), 04/21/2028	128,272	0.0
512,000	HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/21/2028	513,088	0.0
574,183	Jane Street Group, LLC 2021 Term Loan, 2.834%, 01/26/2028	569,219	0.0
249,365	LPL Holdings, Inc. 2019 Term Loan B1, 1.834%, 11/12/2026	248,364	0.0
498,556	Trans Union, LLC 2019 Term Loan B5, 1.833%, 11/16/2026	495,939	0.0
483,081	VFH Parent LLC 2019 Term Loan B, 3.082%, (US0001M + 3.000%), 03/01/2026	483,020	0.0
		12,192,765	0.5
	Food Products: 0.3%
493,671	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.836%, (US0001M + 3.750%), 10/01/2025	487,500	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products (continued)
690,000	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 5.500%, 10/01/2025	$683,100	0.0
873,106	CHG PPC Parent LLC 2018 Term Loan B, 2.834%, (US0001M + 2.750%), 03/31/2025	869,832	0.0
108,158	Dessert Holdings Inc. Delayed Draw Term Loan, 4.119%, (US0003M + 4.000%), 06/07/2028	108,226	0.0
576,842	Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/07/2028	577,203	0.0
1,156,263	IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/2027	1,159,876	0.1
1,025,671	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/2025	1,025,671	0.1
498,721	JBS USA Lux S.A. 2019 Term Loan B, 2.084%, 05/01/2026	497,266	0.0
1,023,979	Sigma Bidco B.V. 2018 USD Term Loan B2, 3.160%, (US0006M + 3.000%), 07/02/2025	1,007,658	0.1
348,468	Simply Good Foods USA, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	350,023	0.0
208,950	WOOF Holdings, Inc 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 12/21/2027	209,668	0.0
		6,976,023	0.3
	Food Service: 0.2%
748,096	1011778 B.C. Unlimited Liability Company Term Loan B4, 1.833%, 11/19/2026	739,480	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Service (continued)
500,000	Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, 04/07/2025	$492,916	0.0
1,135,587	H Food Holdings LLC 2018 Term Loan B, 3.772%, (US0001M + 3.688%), 05/23/2025	1,133,762	0.1
320,000	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 6.877%, (US0003M + 6.750%), 07/30/2029	322,800	0.0
225,000	K-Mac Holdings Corp 2021 Term Loan, 4.000%, (US0003M + 3.500%), 07/21/2028	224,237	0.0
1,237,179	Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/2027	1,235,343	0.1
1,000,000	Welbilt, Inc. 2018 Term Loan B, 2.584%, (US0001M + 2.500%), 10/23/2025	999,062	0.0
515,000	Whatabrands LLC 2021 Term Loan B, 3.750%, 08/03/2028	515,129	0.0
		5,662,729	0.2
	Food/Drug Retailers: 0.1%
1,123,051	EG America LLC 2018 USD Term Loan, 4.145%, (US0003M + 4.000%), 02/07/2025	1,121,179	0.1
184,694	EG Group Limited 2021 Term Loan, 4.750%, (US0003M + 4.250%), 03/31/2026	184,751	0.0
42,483 (3)	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0001M + 10.750%) (PIK Rate 0.000%, Cash Rate 0.000%), 10/01/2024	37,173	0.0
32,040 (3)	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0001M + 7.000%) (PIK Rate 0.000%, Cash Rate 0.000%), 04/01/2024	32,681	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food/Drug Retailers (continued)
219,269	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0001M + 5.500%), 09/06/2024	$220,125	0.0
900,098	United Natural Foods, Inc. Term Loan B, 3.584%, (US0001M + 3.500%), 10/22/2025	900,704	0.0
		2,496,613	0.1
	Forest Products: 0.1%
313,389	Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/2023	314,270	0.0
1,054,725	LABL, Inc. 2021 USD Term Loan B, 4.084%, (US0001M + 4.000%), 07/01/2026	1,054,725	0.0
355,000	Osmose Utilities Services, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 06/23/2028	354,112	0.1
344,138	Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/2028	345,285	0.0
		2,068,392	0.1
	Health Care: 1.5%
636,801	Accelerated Health Systems, LLC Term Loan B, 3.586%, (US0001M + 3.500%), 10/31/2025	634,811	0.0
475,000	ADMI Corp. 2021 Incremental Term Loan B3, 4.000%, (US0001M + 3.500%), 12/23/2027	474,915	0.0
761,175	ADMI Corp. 2021 Term Loan B2, 3.625%, (US0001M + 3.125%), 12/23/2027	755,466	0.0
297,557	Agiliti Health, Inc Term Loan, 2.875%, (US0001M + 2.750%), 01/04/2026	296,442	0.0
632,754	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	628,122	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
754,300	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/2027	$749,821	0.0
1,064,650	Athenahealth, Inc. 2021 Term Loan B1, 4.377%, (US0003M + 4.250%), 02/11/2026	1,068,909	0.1
1,475,360	Bausch Health Companies Inc. 2018 Term Loan B, 3.084%, (US0001M + 3.000%), 06/02/2025	1,475,176	0.1
250,000	Bright Horizons Family Solutions, LLC 2017 Term Loan B, 1.869%, 11/07/2023	249,688	0.0
349,406	Cano Health LLC Term Loan, 5.250%, (US0003M + 4.500%), 11/19/2027	350,170	0.0
997,403	Carestream Dental Equipment, Inc 2017 1st Lien Term Loan, 3.369%, 09/01/2024	998,233	0.1
219,450	CBI Buyer, Inc. Term Loan, 3.750%, (US0003M + 3.250%), 01/06/2028	219,267	0.0
319,200	CCRR Parent, Inc Term Loan B, 4.500%, (US0003M + 3.750%), 03/06/2028	320,696	0.0
1,500,000	Change Healthcare Holdings LLC 2017 Term Loan B, 2.619%, (US0003M + 2.500%), 03/01/2024	1,499,907	0.1
730,000	CHG Healthcare Services Inc. 2021 Term Loan, 3.619%, 09/22/2028	730,000	0.0
1,246,134	Curia Global, Inc. 2021 Term Loan, 4.500%, 08/30/2026	1,248,938	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
820,780	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0001M + 4.000%), 01/08/2027	$824,884	0.0
1,207,546	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.834%, (US0001M + 3.750%), 10/10/2025	1,077,735	0.1
651,700	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/2027	655,773	0.0
286,257	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0006M + 4.250%), 03/14/2025	287,407	0.0
957,700	Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/2025	961,805	0.1
589,428	GoodRx, Inc. 1st Lien Term Loan, 2.834%, (US0001M + 2.750%), 10/10/2025	589,534	0.0
249,349	Greenway Health, LLC 2017 1st Lien Term Loan, 3.882%, 02/16/2024	240,076	0.0
435,000	Heartland Dental, LLC 2021 Incremental Term Loan, 4.085%, (US0001M + 4.000%), 04/30/2025	434,524	0.0
1,090,000	Hunter Holdco 3 Limited USD Term Loan B, 4.750%, 08/19/2028	1,096,131	0.1
819,464	Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/2025	819,858	0.0
978,502	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.146%, (US0003M + 6.000%), 10/01/2024	971,673	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
174,563	MedAssets Software Intermediate Holdings, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 01/28/2028	$174,808	0.0
1,002,041	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001M + 4.500%), 06/14/2024	1,004,128	0.1
425,000	MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/2028	425,177	0.0
1,940,000	MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, 08/17/2028	1,921,543	0.1
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 03/02/2029	152,813	0.0
139,884	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 3.869%, (US0003M + 3.750%), 03/02/2028	140,079	0.0
1,266,915	National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/2028	1,268,675	0.1
42,389	National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/2028	42,448	0.0
776,616	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.083%, (US0001M + 3.000%), 06/30/2025	776,761	0.0
430,000	Pacific Dental Services,LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 05/05/2028	431,814	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
1,363,150	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/2027	$1,366,558	0.1
825,000	Parexel International Corporation 2021 1st Lien Term Loan, 3.619%, 08/11/2028	826,146	0.0
548,920	Pathway Vet Alliance LLC 2021 Term Loan, 3.835%, (US0001M + 3.750%), 03/31/2027	548,440	0.0
859,113	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/2025	861,082	0.0
1,027,838	Phoenix Guarantor Inc 2020 Term Loan B, 3.336%, (US0001M + 3.250%), 03/05/2026	1,023,020	0.1
334,163	Phoenix Guarantor Inc 2021 Term Loan B3, 3.585%, (US0001M + 3.500%), 03/05/2026	332,596	0.0
205,000	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.121%, (US0003M + 4.000%), 06/22/2026	204,936	0.0
270,000	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	271,237	0.0
278,600	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/2028	278,448	0.0
1,535,765	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.835%, (US0001M + 3.750%), 11/16/2025	1,535,092	0.1
250,000	Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.250%), 04/28/2028	250,625	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
583,575	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0003M + 5.250%), 12/17/2027	$587,222	0.0
500,000	Select Medical Corporation 2017 Term Loan B, 2.340%, (US0001M + 2.250%), 03/06/2025	497,812	0.0
635,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 12/11/2026	632,619	0.0
820,875	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/2026	823,212	0.0
620,394	Unified Physician Management, LLC 2020 Term Loan, 4.369%, (US0003M + 4.250%), 12/16/2027	622,074	0.0
870,000	US Anesthesia Partners Inc 2021 Term Loan, 4.369%, 09/22/2028	872,296	0.0
515,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/2028	515,644	0.0
		38,047,266	1.5
	Home Furnishings: 0.1%
530,000	Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/2028	531,049	0.0
250,000	Illuminate Merger Sub Corp. Term Loan, 4.000%, 07/21/2028	250,286	0.0
994,686	Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0006M + 2.750%), 09/23/2026	994,686	0.1
		1,776,021	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment: 0.3%
981,786	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/2027	$983,934	0.1
113,532	CMBF LLC Delayed Draw Term Loan, 6.119%, 06/08/2028	113,674	0.0
381,468	CMBF LLC Term Loan, 6.500%, 06/08/2028	381,945	0.0
249,359	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.586%, 11/17/2025	248,424	0.0
424,726	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0001M + 5.000%), 04/20/2027	428,973	0.0
943,625	Filtration Group Corporation 2018 1st Lien Term Loan, 3.084%, (US0001M + 3.000%), 03/29/2025	939,496	0.0
434,905	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.132%, (US0003M + 4.000%), 09/30/2026	435,109	0.0
159,115	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0001W + 4.000%), 02/16/2028	159,893	0.0
948,470	Kenan Advantage Group, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 03/24/2026	948,997	0.1
1,235,000	Madison IAQ LLC Term Loan, 3.750%, (US0003M + 3.250%), 06/21/2028	1,234,711	0.1
674,441	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	676,970	0.0
665,436	Vertical US Newco Inc Term Loan B, 4.000%, 07/29/2027	667,515	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment (continued)
570,000	Waterlogic Holdings Limited 2021 USD Term Loan B, 4.890%, 08/04/2028	$571,425	0.0
		7,791,066	0.3
	Insurance: 0.6%
1,429,963	Acrisure, LLC 2020 Term Loan B, 3.632%, (US0003M + 3.500%), 02/15/2027	1,417,451	0.1
170,000	Acrisure, LLC 2021 Incremental Term Loan B, 3.882%, 02/15/2027	169,203	0.0
1,276,591	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.334%, (US0001M + 3.250%), 05/09/2025	1,268,830	0.0
658,677	Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 11/05/2027	660,186	0.0
750,000	AmWINS Group, Inc. 2021 Term Loan B, 2.369%, (US0003M + 2.250%), 02/19/2028	746,016	0.0
1,191,098	Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0003M + 3.250%), 09/19/2024	1,192,215	0.0
173,110	Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	175,887	0.0
392,980	Aretec Group, Inc. 2018 Term Loan, 4.334%, (US0001M + 4.250%), 10/01/2025	392,488	0.0
1,066,954	AssuredPartners, Inc. 2020 Term Loan B, 3.584%, (US0001M + 3.500%), 02/12/2027	1,061,546	0.0
761,841	AssuredPartners, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 02/12/2027	761,920	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance (continued)
1,918,511	Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/2025	$1,902,524	0.1
1,808,725	NFP Corp. 2020 Term Loan, 3.334%, (US0001M + 3.250%), 02/15/2027	1,793,275	0.1
45,663	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.619%, (US0003M + 4.500%), 11/16/2027	45,910	0.0
1,411,941	OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/2027	1,419,589	0.1
2,077,660	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.334%, (US0001M + 3.250%), 12/31/2025	2,063,538	0.1
249,362	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.834%, 09/03/2026	249,144	0.0
1,595,357	USI, Inc. 2017 Repriced Term Loan, 3.132%, (US0003M + 3.000%), 05/16/2024	1,586,811	0.1
		16,906,533	0.6
	Leisure Good/Activities/Movies: 0.5%
123,987	24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.132%, (US0003M + 5.000%), 12/29/2025	108,179	0.0
299,406	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/2022	299,406	0.0
1,471,528	Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, 08/17/2028	1,469,688	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/ Movies (continued)
924,343	AMC Entertainment Holdings, Inc. 2019 Term Loan B, 3.083%, (US0001M + 3.000%), 04/22/2026	$860,547	0.0
500,000	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.119%, (US0003M + 2.000%), 05/24/2027	496,562	0.0
1,335,000	City Football Group Limited Term Loan, 4.000%, 07/21/2028	1,333,331	0.1
780,138	ClubCorp Holdings, Inc. 2017 Term Loan B, 2.882%, (US0003M + 2.750%), 09/18/2024	735,280	0.0
6,305	Crown Finance US, Inc. 2020 Term Loan B1, 7.132%, 05/23/2024	7,823	0.0
1,534,170	CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/2028	1,527,339	0.1
503,941	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/2025	469,835	0.0
299,250	Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/2028	298,903	0.0
840,000	MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/2028	842,756	0.0
454,212	National CineMedia, LLC 2021 Incremental Term Loan, 9.000%, (US0001M + 8.000%), 12/20/2024	456,483	0.0
498,747	Playtika Holding Corp 2021 Term Loan, 2.834%, 03/13/2028	499,136	0.0
575,000	PUG LLC 2021 Incremental Term Loan B, 4.750%, 02/12/2027	575,719	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/ Movies (continued)
727,597	RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/2028	$727,597	0.0
369,075	Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/2025	367,230	0.0
1,450,001	Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/2026	1,454,078	0.1
887,084	WeddingWire, Inc. 1st Lien Term Loan, 4.629%, (US0003M + 4.500%), 12/19/2025	889,302	0.1
250,000	WMG Acquisition Corp. 2021 Term Loan G, 2.208%, 01/20/2028	248,945	0.0
500,000	Wyndham Hotels & Resorts, Inc. Term Loan B, 1.869%, 05/30/2025	496,842	0.0
		14,164,981	0.5
	Lodging & Casinos: 0.4%
674,275	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 3.834%, (US0001M + 3.750%), 02/02/2026	663,318	0.0
739,413	Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/2027	736,486	0.0
1,499,781	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	1,509,467	0.1
2,639,591	Caesars Resort Collection, LLC 2020 Term Loan B1, 3.583%, (US0003M + 3.500%), 07/21/2025	2,644,265	0.1
770,216	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	769,575	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos (continued)
500,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.833%, 06/22/2026	$496,312	0.0
375,000	J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/2028	377,344	0.0
250,000	PCI Gaming Authority Term Loan, 2.583%, (US0001M + 2.500%), 05/29/2026	249,375	0.0
1,545,093	Scientific Games International, Inc. 2018 Term Loan B5, 2.834%, (US0001M + 2.750%), 08/14/2024	1,539,589	0.1
492,355	Stars Group Holdings B.V. TL B 1L, 2.382%, (US0003M + 2.250%), 07/21/2026	491,330	0.0
500,000	Station Casinos LLC 2020 Term Loan B, 2.333%, 02/08/2027	495,217	0.0
497,250	The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/18/2028	499,102	0.0
830,000	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.369%, 08/06/2028	830,843	0.1
		11,302,223	0.4
	Mortgage REITs: 0.0%
51,020	BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.869%, (US0003M + 3.750%), 06/01/2026	50,829	0.0
447,837	BIFM CA Buyer Inc. Term Loan B, 3.837%, (US0001M + 3.750%), 06/01/2026	446,158	0.0
		496,987	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Nonferrous Metals/Minerals: 0.1%
536,685	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/2026	$534,617	0.0
1,280,149	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	1,255,346	0.1
		1,789,963	0.1
	Oil & Gas: 0.2%
250,000	BCP Renaissance Parent LLC 2017 Term Loan B, 4.500%, 10/31/2024	248,281	0.0
750,000	Brazos Delaware II, LLC Term Loan B, 4.084%, 05/21/2025	739,922	0.1
580,000	ITT Holdings LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 07/10/2028	580,725	0.0
498,708	Lucid Energy Group II Borrower, LLC 2018 1st Lien Term Loan, 4.000%, 02/17/2025	493,970	0.0
388,990	Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, 12/13/2024	389,152	0.0
684,131	Oryx Midstream Holdings LLC Term Loan B, 4.085%, (US0001M + 4.000%), 05/22/2026	684,487	0.0
1,500,000	Waterbridge Midstream Operating LLC Term Loan B, 6.750%, 06/22/2026	1,467,188	0.1
		4,603,725	0.2
	Publishing: 0.1%
653,412	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/2028	655,046	0.1
645,000	McGraw-Hill Global Education Holdings, LLC 2021 First Lien Term Loan B, 5.250%, 07/28/2028	647,764	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Publishing (continued)
494,987	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/2025	$506,383	0.0
		1,809,193	0.1
	Radio & Television: 0.4%
1,362,904	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, (US0003M + 3.500%), 08/21/2026	1,336,730	0.1
1,063,133	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0001M + 3.750%), 03/31/2026	1,063,703	0.0
1,622,486	Diamond Sports Group, LLC Term Loan, 3.340%, (US0001M + 3.250%), 08/24/2026	1,018,787	0.0
752,363	iHeartCommunications, Inc. 2020 Term Loan, 3.084%, (US0001M + 3.000%), 05/01/2026	747,895	0.0
1,051,974	NASCAR Holdings, Inc Term Loan B, 2.584%, (US0001M + 2.500%), 10/19/2026	1,052,631	0.0
2,492,896	Sinclair Television Group Inc. Term Loan B2B, 2.587%, (US0001M + 2.500%), 09/30/2026	2,454,256	0.1
1,512,153	Terrier Media Buyer, Inc. 2021 Term Loan, 3.584%, (US0001M + 3.500%), 12/17/2026	1,510,788	0.1
2,048,237	Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, 03/15/2026	2,047,917	0.1
538,671	Univision Communications Inc. Term Loan C5, 2.834%, (US0001M + 2.750%), 03/15/2024	538,768	0.0
		11,771,475	0.4

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Rail Industries: 0.0%
748,101	Genesee & Wyoming Inc. (New) Term Loan, 2.119%, 12/30/2026	$744,400	0.0

	Retailers (Except Food & Drug): 0.3%
28,889	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.119%, (US0003M + 4.000%), 07/31/2028	29,004	0.0
231,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0001M + 4.000%), 07/31/2028	232,036	0.0
555,978	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/2027	557,021	0.0
452,572	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/2026	455,966	0.0
1,156,263	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/2028	1,163,369	0.1
750,000	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 2.833%, 10/19/2027	750,503	0.0
240,000	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, 07/07/2028	234,150	0.0
185,000	Lakeshore Intermediate LLC Term Loan, 3.619%, 09/29/2028	184,075	0.0
816,456	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 03/04/2028	814,584	0.1
368,381	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/2025	315,887	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Retailers (Except Food & Drug) (continued)
124,441	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/2025	$123,196	0.0
768,075	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/2028	769,935	0.0
562,175	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/2028	562,576	0.0
835,000	Pilot Travel Centers LLC 2021 Term Loan B, 2.084%, 07/28/2028	833,211	0.1
345,000	Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/2028	344,569	0.0
		7,370,082	0.3
	Surface Transport: 0.2%
788,025	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/2028	785,234	0.1
422,449	ENC Holding Corporation 2021 Term Loan, 5.000%, 08/04/2028	421,525	0.0
37,551	ENC Holding Corporation Delayed Draw Term Loan, 4.369%, 08/04/2028	37,469	0.0
490,000	LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/2028	491,685	0.0
500,000	PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/2028	500,759	0.0
565,000	Savage Enterprises LLC 2021 Term Loan B, 3.750%, 09/15/2028	567,048	0.0
850,000	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, 07/26/2028	853,482	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Surface Transport (continued)
170,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, 07/26/2029	$170,000	0.0
500,000	XPO Logistics, Inc. 2018 Term Loan B, 1.833%, 02/24/2025	498,096	0.0
		4,325,298	0.2
	Technology: 0.1%
1,524,309	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/2025	1,533,836	0.1

	Telecommunications: 0.8%
1,764,546	Altice Financing SA USD 2017 1st Lien Term Loan, 2.900%, (US0003M + 2.750%), 01/31/2026	1,739,181	0.1
985,994	Asurion LLC 2018 Term Loan B6, 3.209%, (US0001M + 3.125%), 11/03/2023	981,945	0.1
994,859	Asurion LLC 2018 Term Loan B7, 3.084%, (US0001M + 3.000%), 11/03/2024	985,532	0.1
330,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.334%, (US0001M + 5.250%), 01/31/2028	329,450	0.0
810,000	Asurion LLC 2021 Second Lien Term Loan B4, 5.334%, 01/20/2029	808,143	0.0
499,116	Asurion LLC 2021 Term Loan B9, 3.334%, 07/31/2027	492,378	0.0
1,747,925	Avaya, Inc. 2020 Term Loan B, 4.334%, (US0001M + 4.250%), 12/15/2027	1,754,034	0.1
250,000	Avaya, Inc. 2021 Term Loan B2, 4.084%, (US0001M + 4.000%), 12/15/2027	250,624	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
649,537	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/2027	$650,836	0.0
746,250	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 3.750%), 12/17/2027	749,048	0.0
344,138	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/2028	344,998	0.0
1,281,338	CommScope, Inc. 2019 Term Loan B, 3.336%, (US0001M + 3.250%), 04/06/2026	1,276,733	0.1
962,862	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/2026	964,593	0.1
497,413	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500%), 08/01/2024	464,304	0.0
415,046	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.334%, (US0001M + 4.250%), 11/29/2025	394,138	0.0
78,042	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.334%, (US0001M + 8.250%), 11/29/2026	72,969	0.0
255,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/2028	254,681	0.0
513,477	GTT Communications, Inc. 2018 USD Term Loan B, 2.882%, (US0003M + 2.750%), 05/31/2025	437,482	0.0
960,509	Iridium Satellite LLC 2021 Term Loan B2, 3.250%, 11/04/2026	962,310	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
500,000	Level 3 Financing Inc. 2019 Term Loan B, 1.833%, 03/01/2027	$494,598	0.0
720,000	MTN Infrastructure TopCo Inc 2021 Term Loan, 4.619%, 08/23/2028	701,550	0.0
2,698,224	Numericable Group SA USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/2025	2,661,965	0.1
225,000	Orbcomm Inc. Term Loan B, 5.000%, (US0003M + 4.250%), 09/01/2028	225,141	0.0
748,067	SBA Senior Finance II LLC 2018 Term Loan B, 1.833%, 04/11/2025	741,755	0.0
1,260,597	Zayo Group Holdings, Inc. USD Term Loan, 3.084%, (US0001M + 3.000%), 03/09/2027	1,251,082	0.1
		19,989,470	0.8
	Utilities: 0.1%
490,928	Edgewater Generation, L.L.C. Term Loan, 3.869%, 12/13/2025	470,217	0.1
377,143	Generation Bridge Acquisition, LLC Term Loan B, 5.119%, 08/05/2028	379,029	0.0
7,857	Generation Bridge Acquisition, LLC Term Loan C, 5.119%, 08/05/2028	7,896	0.0
431,106	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	398,612	0.0
340,000	Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/2028	339,575	0.0
		1,595,329	0.1
	Total Bank Loans (Cost $363,961,585)	364,220,499	14.0

Principal Amount†		Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
210,000	DISH Network Corp., 3.375%, 08/15/2026	$218,820	0.0
	Total Convertible Bonds/Notes (Cost $205,803)	218,820	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
4,287	5.500%, 10/01/2039	4,972	0.0
	Total U.S. Government Agency Obligations (Cost $4,610)	4,972	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: 0.0%
142,000 (10)	24 Hour Fitness Worldwide, Inc.	284,000	0.0
6,832 (10)	Mens Wearhouse, Inc.	9,736	0.0
		293,736	0.0
	Consumer Staples: 0.0%
2,038 (9)(10)	Save-A-Lot, Inc. / Moran Foods	—	0.0

	Materials: 0.0%
53,269 (10)	Covia Specialty Minerals, Inc.	579,300	0.0
	Total Common Stock (Cost $692,331)	873,036	0.0
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
189,193 (10)	24 Hour Fitness Worldwide, Inc.	520,281	0.0
	Total Preferred Stock (Cost $227,212)	520,281	0.0
WARRANTS: 0.0%
	Consumer, Cyclical: 0.0%
26,686 (10)	Cineworld Group PLC	13,232	0.0
	Total Warrants (Cost $ – )	13,232	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
Total Purchased Options (Cost $2,185,215)	$742,307	0.0
Total Long-Term Investments (Cost $2,425,867,214)	2,444,434,948	93.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.0%
	Repurchase Agreements: 2.5%
14,857,513 (13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $14,857,533, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $15,154,663, due 11/01/21-07/20/71)	14,857,513	0.6
5,468,979 (13)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,468,986, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,578,359, due 11/15/21-01/20/69)	5,468,979	0.2
6,332,524 (13)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $6,332,538, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,459,220, due 10/12/21-08/15/51)	6,332,524	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued): 2.5%
3,121,619 (13)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $3,121,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,184,052, due 06/01/22-11/01/56)	$3,121,619	0.1
5,076,424 (13)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $5,076,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $5,177,961, due 08/01/23-07/20/71)	5,076,424	0.2
2,884,834 (13)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,884,840, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $2,942,054, due 08/15/28-08/15/44)	2,884,834	0.1
13,951,422 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $13,951,441, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $14,230,451, due 10/31/21-05/01/58)	13,951,422	0.5

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued): 2.5%
9,056,569 (13)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $9,056,594, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,237,968, due 07/15/23-02/15/48)	$9,056,569	0.4
2,435,804 (13)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $2,435,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,484,520, due 11/20/21-09/15/56)	2,435,804	0.1
	Total Repurchase Agreements (Cost $63,185,688)	63,185,688	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 7.7%
197,508,523 (13)(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	197,508,523	7.6
1,800,000 (13)(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,800,000	0.0
1,900,000 (13)(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,900,000	0.1
	Total Mutual Funds (Cost $201,208,523)	201,208,523	7.7

Shares		Value	Percentage of Net Assets
	Time Deposits: 0.8%
2,370,000 (13)	Barclays Bank PLC	$2,370,000	0.1
1,700,000 (13)	Canadian Imperial Bank Of Commerce .	1,700,000	0.0
1,880,000 (13)	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA	1,880,000	0.1
2,500,000 (13)	Credit Agricole CIB	2,500,000	0.1
2,400,000 (13)	Landesbank Baden-Wurttemberg	2,400,000	0.1
2,520,000 (13)	Mizuho Bank LTD	2,520,000	0.1
2,530,000 (13)	Royal Bank of Canada	2,530,000	0.1
2,460,000 (13)	Societe Generale	2,460,000	0.1
2,580,000 (13)	Svenska Handelsbanken AB	2,580,000	0.1
	Total Time Deposits (Cost $20,940,000)	20,940,000	0.8
	Total Short-Term Investments (Cost $285,334,211)	285,334,211	11.0
	Total Investments in Securities (Cost $2,711,201,425)	$2,729,769,159	104.8
	Liabilities in Excess of Other Assets	(124,924,023)	(4.8)
	Net Assets	$2,604,845,136	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of September 30, 2021.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2021.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
Non-income producing security.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
EUR
EU Euro

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0001W
1-week LIBOR

US0002M
2-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

Collateralized Mortgage Obligations	21.8%
Commercial Mortgage-Backed Securities	17.0%
Corporate Bonds/Notes	16.3%
Asset-Backed Securities	15.9%
Bank Loans	14.0%
U.S. Treasury Obligations	5.8%
Sovereign Bonds	3.0%
Common Stock	0.0%^
Purchased Options	0.0%^
Preferred Stock	0.0%^
Convertible Bonds/Notes	0.0%^
Warrants	0.0%^
U.S. Government Agency Obligations	0.0%^
Assets in Excess of Other Liabilities*	6.2%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$293,736	$—	$293,736
Consumer Staples	—	—	—	—
Materials	—	579,300	—	579,300
Total Common Stock	—	873,036	—	873,036
Preferred Stock	—	520,281	—	520,281
Warrants	—	13,232	—	13,232
Purchased Options	—	742,307	—	742,307
Corporate Bonds/Notes	—	424,279,602	—	424,279,602
Collateralized Mortgage Obligations	—	567,802,524	—	567,802,524
Asset-Backed Securities	—	414,657,397	—	414,657,397
Sovereign Bonds	—	77,285,039	—	77,285,039
Commercial Mortgage-Backed Securities	—	438,274,223	3,756,447	442,030,670
Bank Loans	—	364,220,499	—	364,220,499
Convertible Bonds/Notes	—	218,820	—	218,820
U.S. Government Agency Obligations	—	4,972	—	4,972
U.S. Treasury Obligations	—	151,786,569	—	151,786,569
Short-Term Investments	201,208,523	84,125,688	—	285,334,211
Total Investments, at fair value	$201,208,523	$2,524,804,189	$3,756,447	$2,729,769,159
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Other Financial Instruments+
Forward Foreign Currency Contracts	—	13,485,420	—	13,485,420
Futures	4,999,770	—	—	4,999,770
Total Assets	$206,208,293	$2,538,289,609	$3,756,447	$2,748,254,349
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(51,275)	$—	$(51,275)
Forward Foreign Currency Contracts	—	(15,259,811)	—	(15,259,811)
Futures	(1,401,565)	—	—	(1,401,565)
Written Options	—	(431,448)	—	(431,448)
Total Liabilities	$(1,401,565)	$(15,742,534)	$—	$(17,144,099)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP 20,502	USD 402	Barclays Bank PLC	10/01/21	$—
USD 409	PHP 20,502	Barclays Bank PLC	10/01/21	7
SEK 64,630,378	USD 7,439,432	Barclays Bank PLC	10/15/21	(56,226)
CHF 8,589,683	USD 9,297,608	Barclays Bank PLC	10/15/21	(78,185)
EUR 23,275,997	USD 27,311,109	Barclays Bank PLC	10/15/21	(343,726)
SEK 89,155,089	USD 10,271,014	Barclays Bank PLC	10/15/21	(86,170)
USD 399	PHP 20,502	Barclays Bank PLC	12/03/21	1
MYR 131,109	USD 31,334	Barclays Bank PLC	12/03/21	(129)
PLN 716,080	USD 182,247	BNP Paribas	10/01/21	(2,203)
USD 2,141	HUF 655,795	BNP Paribas	10/01/21	27
HUF 655,795	USD 2,198	BNP Paribas	10/01/21	(84)
USD 362,857	RUB 26,369,171	BNP Paribas	10/01/21	599
IDR 9,821,549,302	USD 679,417	BNP Paribas	10/01/21	6,804
GBP 3,477,349	USD 4,778,291	BNP Paribas	10/15/21	(92,841)
USD 50,585,621	GBP 36,879,314	BNP Paribas	10/15/21	893,690
CHF 5,804,597	USD 6,213,215	BNP Paribas	10/15/21	16,937
AUD 30,871,202	USD 22,343,464	BNP Paribas	10/15/21	(25,105)
USD 18,801,251	CAD 23,857,472	BNP Paribas	10/15/21	(34,286)
JPY 4,061,326,608	USD 36,593,143	BNP Paribas	10/15/21	(98,830)
USD 12,148,610	SEK 105,661,320	BNP Paribas	10/15/21	78,137
AUD 47,820,126	USD 34,705,695	BNP Paribas	10/15/21	(132,448)
USD 31,706,338	CHF 29,539,210	BNP Paribas	10/15/21	1,508
JPY 3,764,941,868	USD 33,619,755	BNP Paribas	10/15/21	211,301
CAD 13,563,280	USD 10,718,539	BNP Paribas	10/15/21	(10,123)
GBP 16,882,130	USD 22,845,067	BNP Paribas	10/15/21	(97,745)
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 335,221,505	USD 38,898,147	BNP Paribas	10/15/21	(603,317)
USD 22,200,360	NZD 32,338,942	BNP Paribas	10/15/21	(124,837)
USD 37,946,513	EUR 32,380,886	BNP Paribas	10/15/21	430,277
USD 27,287,679	CHF 25,259,113	BNP Paribas	10/15/21	176,734
CAD 42,197,333	USD 33,448,932	BNP Paribas	10/15/21	(134,025)
AUD 126,848,946	USD 92,018,509	BNP Paribas	10/15/21	(308,586)
EUR 49,223,157	USD 57,926,796	BNP Paribas	10/15/21	(897,239)
AUD 80,913,238	USD 58,846,741	BNP Paribas	10/15/21	(347,660)
USD 56,575,832	AUD 78,023,254	BNP Paribas	10/15/21	166,166
USD 52,296,898	CAD 67,065,280	BNP Paribas	10/15/21	(651,320)
USD 32,776,428	GBP 23,973,572	BNP Paribas	10/15/21	473,954
EUR 28,741,454	USD 33,731,257	BNP Paribas	10/15/21	(431,639)
USD 18,755,469	NZD 26,754,275	BNP Paribas	10/15/21	286,816
USD 22,745,440	CHF 20,987,673	BNP Paribas	10/15/21	219,090
SEK 68,923,606	USD 8,025,571	BNP Paribas	10/15/21	(151,918)
USD 94,012,457	EUR 80,129,261	BNP Paribas	10/15/21	1,175,335
USD 19,222,535	GBP 14,031,385	BNP Paribas	10/15/21	316,363
USD 41,999,397	JPY 4,676,737,821	BNP Paribas	10/15/21	(21,699)
USD 36,323,321	CHF 33,408,738	BNP Paribas	10/15/21	465,275
JPY 8,053,524,231	USD 73,308,491	BNP Paribas	10/15/21	(941,045)
USD 46,759,050	EUR 39,548,892	BNP Paribas	10/15/21	938,020
USD 64,566,724	EUR 54,339,489	BNP Paribas	10/15/21	1,609,427
USD 70,902,325	JPY 7,795,994,271	BNP Paribas	10/15/21	848,994
EUR 10,737,781	USD 12,632,355	BNP Paribas	10/15/21	(191,648)
JPY 3,795,812,031	USD 34,511,775	BNP Paribas	10/15/21	(403,325)
USD 58,854,854	AUD 80,637,448	BNP Paribas	10/15/21	555,165
COP 17,635,054	USD 4,689	BNP Paribas	11/05/21	(68)
USD 182,247	PLN 716,080	BNP Paribas	12/03/21	2,244
HUF 655,795	USD 2,136	BNP Paribas	12/03/21	(27)
RUB 26,369,171	USD 358,814	BNP Paribas	12/03/21	(134)
USD 7,674,465	SEK 67,198,395	Brown Brothers Harriman & Co.	10/15/21	(1,492)
NOK 76,544,610	USD 8,931,176	Brown Brothers Harriman & Co.	10/15/21	(175,698)
CHF 28,826,942	USD 31,177,070	Brown Brothers Harriman & Co.	10/15/21	(236,726)
NOK 87,619,040	USD 10,129,575	Brown Brothers Harriman & Co.	10/15/21	(107,359)
USD 32,583,019	JPY 3,564,803,908	Brown Brothers Harriman & Co.	10/15/21	550,365
USD 10,161,018	SEK 88,786,099	Brown Brothers Harriman & Co.	10/15/21	18,325
CAD 26,096,089	USD 20,469,206	Brown Brothers Harriman & Co.	10/15/21	133,725
AUD 17,623,221	USD 12,773,275	Brown Brothers Harriman & Co.	10/15/21	(31,946)
NOK 229,329,073	USD 26,439,618	Brown Brothers Harriman & Co.	10/15/21	(208,042)
CAD 42,506,208	USD 33,190,447	Brown Brothers Harriman & Co.	10/15/21	368,318
CAD 4,400,157	USD 3,468,697	Brown Brothers Harriman & Co.	10/15/21	5,238
USD 18,857,293	NZD 26,508,194	Brown Brothers Harriman & Co.	10/15/21	558,512
USD 15,408,178	SEK 132,856,966	Brown Brothers Harriman & Co.	10/15/21	230,945
USD 6,141,355	CAD 7,830,393	Brown Brothers Harriman & Co.	10/15/21	(40,762)
NOK 129,751,157	USD 14,998,017	Brown Brothers Harriman & Co.	10/15/21	(156,561)
USD 16,236,968	NZD 23,366,175	Brown Brothers Harriman & Co.	10/15/21	107,143
GBP 29,975,969	USD 41,472,412	Brown Brothers Harriman & Co.	10/15/21	(1,082,187)
USD 7,928,347	GBP 5,748,378	Brown Brothers Harriman & Co.	10/15/21	182,867
SEK 271,559,970	USD 31,493,397	Brown Brothers Harriman & Co.	10/15/21	(471,094)
USD 27,314,558	NOK 235,710,019	Brown Brothers Harriman & Co.	10/15/21	353,104
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 35,736,622	SEK 310,067,946	Brown Brothers Harriman & Co.	10/15/21	315,270
USD 689,048	IDR 9,821,549,302	Citibank N.A.	10/01/21	2,826
CZK 42,445	USD 1,980	Citibank N.A.	10/01/21	(39)
RUB 26,369,171	USD 357,982	Citibank N.A.	10/01/21	4,275
CHF 39,982,876	USD 43,103,574	Citibank N.A.	10/15/21	(189,418)
USD 36,474,447	NOK 322,580,014	Citibank N.A.	10/15/21	(423,544)
GBP 27,370,201	USD 37,641,963	Citibank N.A.	10/15/21	(762,803)
NOK 322,108,295	USD 37,247,211	Citibank N.A.	10/15/21	(403,177)
NZD 33,273,278	USD 23,133,413	Citibank N.A.	10/15/21	(164,649)
NOK 45,196,463	USD 5,193,869	Citibank N.A.	10/15/21	(24,117)
NZD 47,603,293	USD 33,364,625	Citibank N.A.	10/15/21	(503,757)
USD 33,421,811	JPY 3,725,469,162	Citibank N.A.	10/15/21	(54,550)
GBP 29,005,122	USD 40,163,219	Citibank N.A.	10/15/21	(1,081,133)
CHF 30,789,559	USD 33,712,353	Citibank N.A.	10/15/21	(665,506)
PEN 2,236,668	USD 548,633	Citibank N.A.	11/05/21	(8,094)
IDR 9,821,549,302	USD 684,228	Citibank N.A.	12/03/21	(3,162)
TRY 3,018,928	USD 341,091	Credit Suisse International	10/01/21	(1,619)
USD 329,269	TRY 3,018,928	Credit Suisse International	12/03/21	349
RON 2,123,064	USD 512,166	Goldman Sachs International	10/01/21	(15,223)
USD 501,676	RON 2,123,064	Goldman Sachs International	10/01/21	4,734
USD 137,288	BRL 714,325	Goldman Sachs International	11/05/21	6,784
RON 2,123,064	USD 500,021	Goldman Sachs International	12/03/21	(4,814)
USD 186,960	PLN 716,080	HSBC Bank USA N.A.	10/01/21	6,916
ILS 1,277	USD 399	HSBC Bank USA N.A.	10/01/21	(3)
CLP 32,943,291	USD 42,830	HSBC Bank USA N.A.	11/05/21	(2,332)
USD 399	ILS 1,277	HSBC Bank USA N.A.	12/03/21	3
ZAR 532,456	USD 36,799	JPMorgan Chase Bank N.A.	10/01/21	(1,440)
USD 350,982	TRY 3,018,928	JPMorgan Chase Bank N.A.	10/01/21	11,510
USD 8,656	MXN 174,180	JPMorgan Chase Bank N.A.	11/05/21	258
USD 1,951	CZK 42,445	Morgan Stanley Capital Services LLC	10/01/21	11
USD 397	ILS 1,277	Morgan Stanley Capital Services LLC	10/01/21	1
JPY 872,320,422	USD 7,954,365	Morgan Stanley Capital Services LLC	10/15/21	(115,859)
USD 24,132,954	SEK 208,956,627	Morgan Stanley Capital Services LLC	10/15/21	262,294
CHF 5,704,651	USD 6,164,043	Morgan Stanley Capital Services LLC	10/15/21	(41,164)
CZK 42,445	USD 1,947	Morgan Stanley Capital Services LLC	12/03/21	(11)
THB 122,156	USD 3,700	Standard Chartered Bank	10/01/21	(90)
USD 35,328	ZAR 532,456	Standard Chartered Bank	10/01/21	(31)
USD 3,650	THB 122,156	Standard Chartered Bank	10/01/21	39
USD 21,608,901	SEK 187,928,203	Standard Chartered Bank	10/15/21	140,473
USD 8,019,316	AUD 11,081,262	Standard Chartered Bank	10/15/21	7,726
USD 12,052,315	EUR 10,299,456	Standard Chartered Bank	10/15/21	119,448
USD 46,535,105	NOK 411,697,932	Standard Chartered Bank	10/15/21	(556,550)
USD 6,260,259	AUD 8,571,347	Standard Chartered Bank	10/15/21	63,301
USD 22,289,913	NZD 32,099,298	Standard Chartered Bank	10/15/21	131,556
USD 6,491,839	CAD 8,217,457	Standard Chartered Bank	10/15/21	4,134
USD 16,325,256	GBP 12,108,354	Standard Chartered Bank	10/15/21	10,457
USD 6,029,951	CAD 7,690,938	Standard Chartered Bank	10/15/21	(42,064)
EUR 35,476,681	USD 41,714,155	Standard Chartered Bank	10/15/21	(611,156)
ZAR 532,456	USD 35,022	Standard Chartered Bank	12/03/21	37
THB 122,156	USD 3,645	Standard Chartered Bank	12/03/21	(36)
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 9,841,873	USD 13,446,021	State Street Bank and Trust Co.	10/15/21	(184,883)
SEK 145,702,128	USD 17,009,228	State Street Bank and Trust Co.	10/15/21	(364,597)
USD 9,449,240	SEK 82,003,896	State Street Bank and Trust Co.	10/15/21	81,329
USD 12,095,070	AUD 16,837,519	State Street Bank and Trust Co.	10/15/21	(78,209)
USD 7,118,590	SEK 62,677,482	State Street Bank and Trust Co.	10/15/21	(41,521)
USD 3,512,493	CAD 4,408,946	State Street Bank and Trust Co.	10/15/21	31,618
USD 11,548,166	AUD 15,599,913	State Street Bank and Trust Co.	10/15/21	269,659
USD 6,611,674	NZD 9,349,551	State Street Bank and Trust Co.	10/15/21	157,617
USD 12,606,462	CAD 15,958,826	State Street Bank and Trust Co.	10/15/21	6,926
GBP 8,774,729	USD 11,959,052	State Street Bank and Trust Co.	10/15/21	(135,805)
USD 23,214,423	CHF 21,495,137	State Street Bank and Trust Co.	10/15/21	143,404
USD 10,259,344	GBP 7,472,887	State Street Bank and Trust Co.	10/15/21	190,226
USD 11,877,219	EUR 10,148,404	State Street Bank and Trust Co.	10/15/21	119,359
USD 540,526	CHF 492,921	State Street Bank and Trust Co.	10/15/21	11,467
				$(1,774,391)

At September 30, 2021, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	624	12/31/21	$137,314,125	$(78,986)
U.S. Treasury 5-Year Note	2,018	12/31/21	247,693,736	(1,322,579)
			$385,007,861	$(1,401,565)
Short Contracts:
U.S. Treasury 10-Year Note	(917)	12/21/21	(120,685,797)	1,307,965
U.S. Treasury Long Bond	(34)	12/21/21	(5,413,437)	107,773
U.S. Treasury Ultra 10-Year Note	(1,958)	12/21/21	(284,399,500)	3,376,537
U.S. Treasury Ultra Long Bond	(39)	12/21/21	(7,451,437)	207,495
			$(417,950,171)	$4,999,770
At September 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 15,120,000	$(339,332)	$(51,275)
					$(339,332)	$(51,275)

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 36, Version 1	5.000%	Pay	107.000%	11/17/21	USD 161,971,000	$1,856,445	$741,048
								$1,856,445	$741,048
At September 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.738 USD	47,339,000	$328,769	$1,259
					$328,769	$1,259
At September 30, 2021, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Put USD vs. Call AUD	Citibank N.A.	10/27/21	0.758 USD	47,339,000	$77,399	$(110)
					$77,399	$(110)
At September 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	Pay	0.181%	6-month EUR-EURIBOR	10/29/21	EUR 18,839,000	$115,111	$(115,111)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.830%	3-month USD-LIBOR	10/28/21	USD 2,647,000	55,323	(45,037)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	1.840%	3-month USD-LIBOR	10/29/21	USD 2,647,000	54,859	(48,935)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	0.181%	6-month EUR-EURIBOR	10/29/21	EUR 18,839,000	115,111	(115,111)
Put on 30-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	1.830%	3-month USD-LIBOR	10/28/21	USD 2,647,000	55,323	(54,758)
Put on 30-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	1.840%	3-month USD-LIBOR	10/29/21	USD 2,647,000	54,859	(52,386)
							$450,586	$(431,338)

(1)   Payments received quarterly.
(2)   Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)   Fund receives the exercise rate annually and pays the floating rate index semi-annually.
(4)   Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
Currency Abbreviations
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
EUR – EU Euro
GBP – British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SEK – Swedish Krona
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$1,259
Credit contracts	Investments in securities at value*	741,048
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13,485,420
Interest rate contracts	Variation margin receivable on futures contracts**	4,999,770
Total Asset Derivatives		$19,227,497
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$15,259,811
Interest rate contracts	Variation margin payable on futures contracts**	1,401,565
Credit contracts	Variation margin payable on centrally cleared swaps**	51,275
Interest rate contracts	Written options, at fair value	431,338
Foreign exchange contracts	Written options, at fair value	110
Total Liability Derivatives		$17,144,099

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,739,301)	$—	$(1,739,301)
Foreign exchange contracts	279,079	(4,596,498)	—	—	(1,675,213)	(5,992,632)
Interest rate contracts	(473,199)	—	(11,042,791)	(6,408,160)	7,626,557	(10,297,593)
Total	$(194,120)	$(4,596,498)	$(11,042,791)	$(8,147,461)	$5,951,344	$(18,029,526)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(838,308)	$—	$—	$(3,979)	$—	$(842,287)
Foreign exchange contracts	(816,128)	(2,966,376)	—	—	1,225,657	(2,556,847)
Interest rate contracts	—	—	(11,388,013)	(45,890)	(124,045)	(11,557,948)
Total	$(1,654,436)	$(2,966,376)	$(11,388,013)	$(49,869)	$1,101,612	$(14,957,082)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2021:
	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$1,259	$—	$—	$—	$741,048	$—	$—	$—	$742,307
Forward foreign currency contracts	8	8,872,863	2,823,812	7,101	349	11,518	6,919	11,768	262,306	477,171	1,011,605	13,485,420
Total Assets	$8	$8,872,863	$2,823,812	$8,360	$349	$11,518	$6,919	$752,816	$262,306	$477,171	$1,011,605	$14,227,727
Liabilities:
Forward foreign currency contracts	$564,436	$5,702,152	$2,511,867	$4,283,949	$1,619	$20,037	$2,335	$1,440	$157,034	$1,209,927	$805,015	$15,259,811
Written options	—	—	—	230,332	—	—	—	—	201,116	—	—	431,448
Total Liabilities	$564,436	$5,702,152	$2,511,867	$4,514,281	$1,619	$20,037	$2,335	$1,440	$358,150	$1,209,927	$805,015	$15,691,259
Net OTC derivative instruments by counterparty, at fair value	$(564,428)	$3,170,711	$311,945	$(4,505,921)	$(1,270)	$(8,519)	$4,584	$751,376	$(95,844)	$(732,756)	$206,590	$(1,463,532)
Total cash collateral pledged by the Fund/(Received from counterparty)	$560,000	$(2,540,000)	$—	$4,505,921	$—	$8,519	$—	$(650,000)	$—	$360,000	$—	$2,244,440
Net Exposure(1)(2)	$(4,428)	$630,711	$311,945	$—	$(1,270)	$—	$4,584	$101,376	$(95,844)	$(372,756)	$206,590	$780,908

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2021, the Fund had pledged $4,650,000 and $160,000 in cash collateral to Citibank N.A. and Goldman Sachs International, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,729,098,249.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$66,289,311
Gross Unrealized Depreciation	(64,151,258)
Net Unrealized Appreciation	$2,138,053

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163313         (0921-111821)

Semi-Annual Report
September 30, 2021
Voya Government Money Market Fund
Classes A, C, I, and W
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.
Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PRESIDENT’S LETTER

Markets Falter as Investor Sentiment Steps Back
Dear Shareholder,
In our view, multiple forces have conspired to reduce the outlook for U.S. and global growth in recent months. Equity market pricing reset lower in September, as the COVID-19 pandemic continued to frustrate hopes of resuming normal life. Its overhang on businesses has abated and varies regionally, but the Delta variant’s rise shows that coronaviruses are not going away. As countries strive to contain and adapt, their efforts are likely to continue impacting economic output, in our opinion. What we believe matters more, however, is inflation and central banks’ attempts to manage it.
Ongoing strains in global supply chains, excess demand and raw material shortages are keeping upward pressures on prices. At the same time, strong counterforces —  globalization, automation and demographics — are pulling prices downward and compounding the uncertainty of inflation forecasts. The U.S. Federal Reserve Board (“Fed”) maintains its belief that inflation is transitory, and recently confirmed it would soon begin “tapering,” i.e., trimming its monthly purchases of mortgage-backed securities, which have helped support the economy by keeping long-term interest rates low.
Even if the Fed begins tapering, in our view, monetary policy remains highly supportive of economic growth. We do not think growth will decline to the point of concern, nor do we expect inflation to get out of hand — most inflation pressures are coming from COVID-19-sensitive sectors, and in our opinion are likely to dissipate as supply chains return to normal. In this environment, we believe corporate earnings will keep growing and equities will continue to provide attractive return potential.
As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations, however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2021**	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2021**
Class A	$1,000.00	$1,000.90	0.03%	$0.15	$1,000.00	$1,024.92	0.03%	$0.15
Class C	1,000.00	1,000.90	0.03	0.15	1,000.00	1,024.92	0.03	0.15
Class I	1,000.00	1,000.90	0.03	0.15	1,000.00	1,024.92	0.03	0.15
Class W	1,000.00	1,000.90	0.03	0.15	1,000.00	1,024.92	0.03	0.15

*
The annualized expense ratios reflect waivers of 0.37%, 1.37%, 0.37% and 0.37% of management, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero (Note 4).

**
Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

statement of assets and liabilities as of September 30, 2021 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$97,463,592
Repurchase agreements	107,848,000
Cash	565
Receivables:
Investment securities sold	15,501,497
Fund shares sold	269,180
Interest	22,211
Prepaid expenses	28,392
Reimbursement due from Investment Adviser	36,257
Other assets	26,355
Total assets	221,196,049
LIABILITIES:
Payable for investment securities purchased	12,497,934
Payable for fund shares redeemed	6,920,099
Payable for investment management fees	166
Payable to trustees under the deferred compensation plan (Note 5)	26,355
Payable for trustee fees	5,372
Other accrued expenses and liabilities	174,256
Total liabilities	19,624,182
NET ASSETS	$201,571,867
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$201,587,162
Total distributable loss	(15,295)
NET ASSETS	$201,571,867
See Accompanying Notes to Financial Statements
3

statement of assets and liabilities as of September 30, 2021 (Unaudited) (continued)

Class A
Net assets	$153,165,617
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	153,156,010
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$2,288,849
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,288,789
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$45,784,632
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	45,783,385
Net asset value and redemption price per share	$1.00
Class W
Net assets	$332,769
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	332,760
Net asset value and redemption price per share	$1.00

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended September 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,152
Interest	33,935
Total investment income	35,087
EXPENSES:
Investment management fees	367,946
Distribution and shareholder service fees:
Class C	11,684
Transfer agent fees:
Class A	180,713
Class C	2,624
Class I	20,167
Class W	405
Shareholder reporting expense	9,510
Registration fees	40,528
Professional fees	11,553
Custody and accounting expense	8,020
Trustee fees	2,590
Miscellaneous expense	6,572
Total expenses	662,312
Waived and reimbursed fees	(627,225)
Net expenses	35,087
Net investment income	—
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	184,283
Increase in net assets resulting from operations	$184,283
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$—	$19,428
Net realized gain	184,283	56,235
Increase in net assets resulting from operations	184,283	75,663
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(141,354)	(61,749)
Class C	(2,033)	(892)
Class I	(40,602)	(15,624)
Class W	(298)	(118)
Total distributions	(184,287)	(78,383)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	488,302,568	984,320,378
Reinvestment of distributions	183,763	77,989
	488,486,331	984,398,367
Cost of shares redeemed	(491,689,190)	(988,549,408)
Net decrease in net assets resulting from capital share transactions	(3,202,859)	(4,151,041)
Net decrease in net assets	(3,202,863)	(4,153,761)
NET ASSETS:
Beginning of year or period	204,774,730	208,928,491
End of year or period	$201,571,867	$204,774,730
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-21+	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.65	0.03(4)	0.03	0.00	153,166	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11(5)	0.11	0.01	156,808	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(6)	0.41	1.49	161,828	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.75	157,178	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	155,574	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(7)	0.46	0.00*	138,169	—
Class C
09-30-21+	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	1.65	0.03(4)	0.03	0.00	2,289	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	1.68	0.11(5)	0.11	0.01	2,321	—
03-31-20	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.65	1.63	1.41(6)	1.41	0.56	2,870	—
03-31-19	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.75	1.57	1.40	1.40	0.74	4,256	—
03-31-18	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	1.69	1.15(8)	1.15	0.02	4,054	—
03-31-17	1.00	(0.00) *	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.08	1.74	0.46(7)	0.46	(0.00) *	2,410	—
Class I
09-30-21+	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.51	0.03(4)	0.03	0.00	45,785	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	0.57	0.11(5)	0.11	0.01	45,260	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.63	0.61	0.41(6)	0.41	1.53	43,994	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.72	39,581	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	39,617	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(7)	0.46	0.00*	39,955	—
Class W
09-30-21+	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.65	0.03(4)	0.03	0.00	333	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11(5)	0.11	0.01	386	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(6)	0.41	1.52	236	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.82	269	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.48	64	—
03-31-17	1.00	(0.00) *•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(7)	0.46	(0.00) *	99	—

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Expense ratios reflect waivers of 0.37%, 1.37%, 0.37% and 0.37% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(5)
Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(6)
Expense ratios reflect waivers of 0.01%, 0.01%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

(7)
Expense ratios reflect waivers of 0.26%, 1.26%, 0.26% and 0.26% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(8)
Expense ratios reflect a waiver of 0.49% of distribution and shareholder servicing fees for Class C in order to maintain a net yield of not less than zero.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund. Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2021.
G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 4 — DISTRIBUTION AND SERVICE FEES
Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2022. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2021, the Distributor waived $11,684 of class specific distribution and/or shareholder servicing fees and the Investment Adviser waived or reimbursed $387,823 of management fees and/or certain expenses to assist the Fund in maintaining a net yield of not less than zero. The class specific waiver was comprised of the following amounts:
	Distribution Fee	Shareholder Servicing Fee
Class C	$8,763	$2,921
Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2021, the Distributor retained the following amounts in sales charges:
Class C
Contingent Deferred Sales Charges:	$58
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	17.79%
Voya Investments Distributor, LLC	13.99
Voya Retirement Insurance and Annuity Company	33.61
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2021, the per account fees for affiliated recordkeeping services paid by the Fund were $79,351.
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the
Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class W
0.40%	1.40%	0.40%	0.40%
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2022	2023	2024	Total
$ —	$306,952	$751,757	$1,058,709
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2021 are as follows:
	September 30,
	2022	2023	2024	Total
Class A	$—	$99,629	$232,576	$332,205
Class C	—	1,608	3,406	5,014
Class W	—	183	499	682
The Expense Limitation Agreement is contractual through August 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 7 — LINE OF CREDIT (continued)

0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2021, the Fund did not utilize the line of credit.

NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2021	481,721,289	—	140,912	(485,506,067)	—	(3,643,866)	481,721,289	—	140,912	(485,506,067)	—	(3,643,866)
3/31/2021	969,878,923	—	61,524	(974,950,546)	—	(5,010,099)	969,878,923	—	61,524	(974,950,546)	—	(5,010,099)
Class C
9/30/2021	330,292	—	1,996	(364,191)	—	(31,903)	330,292	—	1,996	(364,191)	—	(31,903)
3/31/2021	1,862,404	—	881	(2,413,640)	—	(550,355)	1,862,404	—	881	(2,413,640)	—	(550,355)
Class I
9/30/2021	6,166,527	—	40,558	(5,681,269)	—	525,816	6,166,527	—	40,558	(5,681,269)	—	525,816
3/31/2021	12,338,261	—	15,466	(11,093,667)	—	1,260,060	12,338,261	—	15,466	(11,093,667)	—	1,260,060
Class W
9/30/2021	84,460	—	297	(137,663)	—	(52,906)	84,460	—	297	(137,663)	—	(52,906)
3/31/2021	240,790	—	118	(91,555)	—	149,353	240,790	—	118	(91,555)	—	149,353
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of de minimis distributions in excess of net investment income and short-term capital gains, and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2021	Year Ended March 31, 2020
Ordinary Income	Ordinary Income
$78,383	$3,219,784
The tax-basis components of distributable earnings as of March 31, 2021 were:
Undistributed Ordinary Income	Capital Loss Carryforwards	Other	Total Distributable Earnings/(Loss)
$ —	$—	$(15,291)	$(15,291)
The Fundd’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2021 (Unaudited) (continued)

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 11 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848)  —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 13 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2021, the Fund declared distributions of:
	Type	Per Share Amount	Payable Date	Record Date
All Classes	STCG	0.0000*	November 1, 2021	October 28, 2021

STCG – Short-term capital gain
*
Amount rounds to $0.0000.

Class Conversion: On September 10, 2021, the Board approved to reduce the automatic conversion for all Funds’ Class C shares to Class A shares of the same Fund, from the current holding period of 10 years from the date of purchase to a holding period of 8 years from the date of purchase. Beginning on or about the close of business November 2, 2021, all outstanding Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares eight years after purchase.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

13

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 53.5%
	Repurchase Agreement: 53.5%
49,000,000	Deutsche Bank Repurchase Agreement dated 9/30/2021, 0.020%, due 10/1/2021, $49,000,027 to be received upon repurchase (Collateralized by $50,198,600, USTR, 0.250%, Market Value plus accrued interest $49,980,010 due 5/15/2024)	$49,000,000	24.3
58,848,000	Deutsche Bank Repurchase Agreement dated 9/30/2021, 0.020%, due 10/1/2021, $58,848,033 to be received upon repurchase (Collateralized by $60,426,200, USTR, 0.875%, Market Value plus accrued interest $60,024,970 due 9/30/2026)	58,848,000	29.2
	Total U.S. Treasury Repurchase Agreement (Cost $107,848,000)	107,848,000	53.5
U.S. TREASURY DEBT: 24.8%
12,500,000	United States Cash Management Bill, 0.050%, 02/01/2022	12,497,897	6.2
37,500,000	United States Treasury Bill, 0.050%, 03/31/2022	37,490,680	18.6
	Total U.S. Treasury Debt (Cost $49,988,577)	49,988,577	24.8
U.S. GOVERNMENT AGENCY DEBT: 23.6%
5,000,000	Federal Farm Credit Banks Funding Corp., 0.060%, (PRIME + (3.190)%), 05/25/2022	4,999,671	2.5
2,000,000	Federal Farm Credit Banks Funding Corp., 0.120%, 09/22/2022	2,000,000	1.0
2,475,000	Federal Farm Credit Banks Funding Corp., 0.185%, (US0001M + 0.105%), 11/02/2021	2,475,344	1.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
16,000,000	Federal Home Loan Banks, 0.060%, (SOFRRATE + 0.010%), 09/06/2022	$16,000,000	8.0
3,500,000	Federal Home Loan Banks, 0.060%, (SOFRRATE + 0.010%), 10/07/2022	3,500,000	1.7
3,500,000	Federal Home Loan Banks, 0.060%, (SOFRRATE + 0.010%), 10/07/2022	3,500,000	1.7
15,000,000	Federal Home Loan Banks, 0.085%, (SOFRRATE + 0.035%), 12/10/2021	15,000,000	7.5
	Total U.S. Government Agency Debt (Cost $47,475,015)	47,475,015	23.6
	Total Investments in Securities (Cost $205,311,592)	$205,311,592	101.9
	Liabilities in Excess of Other Assets	(3,739,725)	(1.9)
	Net Assets	$201,571,867	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

Reference Rate Abbreviations:
PRIME
Federal Reserve Bank Prime Loan Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

Investment Type Allocation as of September 30, 2021 (as a percentage of net assets)

U.S. Treasury Repurchase Agreement	53.5%
U.S. Treasury Debt	24.8
U.S. Government Agency Debt	23.6
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%
Portfolio holdings are subject to change daily.
 1

See Accompanying Notes to Financial Statements
14

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2021 (Unaudited) (continued)

At September 30, 2021, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$47,475,015	$—	$47,475,015
U.S. Treasury Debt	—	49,988,577	—	49,988,577
U.S. Treasury Repurchase Agreement	—	107,848,000	—	107,848,000
Total Investments, at fair value	$—	$205,311,592	$—	$205,311,592

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2021:
Counterparty	U.S. Treasury Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$107,848,000	$(107,848,000)	$—
Totals	$107,848,000	$(107,848,000)	$—

(1)
Collateral with a fair value of $110,004,980 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
15

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163308 (0921-111821)

Semi-Annual Report

September 30, 2021

Voya Floating Rate Fund
Classes A, C, I, P, R and W

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Markets Falter as Investor Sentiment Steps Back

Dear Shareholder,

In our view, multiple forces have conspired to reduce the outlook for U.S. and global growth in recent months. Equity market pricing reset lower in September, as the COVID-19 pandemic continued to frustrate hopes of resuming normal life. Its overhang on businesses has abated and varies regionally, but the Delta variant’s rise shows that coronaviruses are not going away. As countries strive to contain and adapt, their efforts are likely to continue impacting economic output, in our opinion. What we believe matters more, however, is inflation and central banks’ attempts to manage it.

Ongoing strains in global supply chains, excess demand and raw material shortages are keeping upward pressures on prices. At the same time, strong counterforces — globalization, automation and demographics — are pulling prices downward and compounding the uncertainty of inflation forecasts. The U.S. Federal Reserve Board (“Fed”) maintains its belief that inflation is transitory, and recently confirmed it would soon begin “tapering,” i.e., trimming its monthly purchases of mortgage-backed securities, which have helped support the economy by keeping long-term interest rates low.

Even if the Fed begins tapering, in our view, monetary policy remains highly supportive of economic growth. We do not think growth will decline to the point of concern, nor do we expect inflation to get out of hand — most inflation pressures are coming from COVID-19-sensitive sectors, and in our opinion are likely to dissipate as supply chains return to normal. In this environment, we believe corporate earnings will keep growing and equities will continue to provide attractive return potential.

As we’ve often noted, the financial markets can sometimes confound expectations, so it’s important to have a plan for investing consistently through headwinds and tailwinds. Keep focused on your long-term goals and don’t get distracted by short-term fluctuations, however compelling or distracting they may seem. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to working with you in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
October 26, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2021*
Class A	$1,000.00	$1,022.80	1.04%	$5.27	$1,000.00	$1,019.85	1.04%	$5.27
Class C	1,000.00	1,018.90	1.79	9.06	1,000.00	1,016.09	1.79	9.05
Class I	1,000.00	1,024.10	0.79	4.01	1,000.00	1,021.11	0.79	4.00
Class P	1,000.00	1,026.50	0.22	1.12	1,000.00	1,023.97	0.22	1.12
Class R	1,000.00	1,020.40	1.29	6.53	1,000.00	1,018.60	1.29	6.53
Class W	1,000.00	1,022.90	0.79	4.01	1,000.00	1,021.11	0.79	4.00

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2021 (UNAUDITED)

ASSETS:
Investments in securities at fair value (Cost $502,084,259)	$501,362,017
Short-term investments at fair value (Cost $62,500,237)	62,499,987
Cash	5,958,844
Receivables:
Investment securities sold	10,268,293
Fund shares sold	5,665,547
Interest	1,322,787
Dividend	1,685
Prepaid structuring fee (Note 7)	107,974
Prepaid expenses	45,542
Reimbursement due from investment adviser	43,471
Other assets	46,427
Total assets	587,322,574
LIABILITIES:
Payable for investment securities purchased	46,401,575
Payable for fund shares redeemed	796,272
Income distribution payable	47,954
Payable for investment management fees	209,496
Payable for distribution and shareholder service fees	59,469
Payable for trustees fees	54,673
Payable to trustees under the deferred compensation plan (Note 8)	46,427
Payable for commitment fees on line of credit (Note 7)	62,969
Unfunded loan commitments (Note 9)	1,695,185
Other accrued expenses and liabilities	824,002
Total liabilities	50,198,022
NET ASSETS	$537,124,552
NET ASSETS WERE COMPRISED OF:
Paid-in capital	719,880,638
Total distributable loss	(182,756,086)
NET ASSETS	$537,124,552

See Accompanying Notes to Financial Statements

3

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$51,246,109
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,632,397
Net asset value and redemption price per share(2)	$9.10
Maximum offering price per share (2.50%)(1)	$9.33

Class C:
Net assets	$12,994,039
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,428,299
Net asset value and redemption price per share(2)	$9.10

Class I:
Net assets	$236,706,454
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	26,013,997
Net asset value and redemption price per share	$9.10

Class P:
Net assets	$128,656,905
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,188,153
Net asset value and redemption price per share	$9.07

Class R:
Net assets	$95,538,217
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	10,518,873
Net asset value and redemption price per share	$9.08

Class W:
Net assets	$11,982,828
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,314,894
Net asset value and redemption price per share	$9.11

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

4

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENT INCOME:
Interest	$10,536,251
Dividend	10,463
Other	184,488
Total investment income	10,731,202

EXPENSES:
Investment management fees	1,596,930
Distribution and service fees:
Class A	55,979
Class C	68,019
Class R	235,352
Transfer agent fees:
Class A	31,544
Class C	9,523
Class I	40,355
Class P	366
Class R	66,109
Class W	8,042
Shareholder reporting expense	16,180
Custody and accounting expense	123,950
Registration fees	61,242
Professional fees	37,794
Trustees fees	14,140
Structuring fee (Note 7)	103,105
Commitment fee (Note 7)	99,583
Miscellaneous expense	96,997
Total expenses	2,665,210
Waived and reimbursed fees	(627,356)
Net expenses	2,037,854
Net investment income	8,693,348

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	75,905
Net change in unrealized appreciation (depreciation) on investments	2,859,735
Net realized and unrealized gain	2,935,640
Increase in net assets resulting from operations	11,628,988

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$8,693,348	$20,582,073
Net realized gain (loss)	75,905	(69,403,189)
Net change in unrealized appreciation (depreciation)	2,859,735	146,713,774
Net increase in net assets resulting from operations	11,628,988	97,892,658
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(712,881)	(1,468,080)
Class C	(164,484)	(468,126)
Class I	(3,987,075)	(10,499,471)
Class P	(2,108,805)	(4,171,498)
Class P3(1)	—	(11,866)
Class R	(1,381,553)	(2,932,507)
Class W	(195,925)	(596,512)
Total distributions	(8,550,723)	(20,148,060)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	104,661,482	191,534,218
Reinvestment of distributions	8,186,558	19,198,707
	112,848,040	210,732,925
Cost of shares redeemed	(68,384,409)	(558,987,147)
Net increase (decrease) in net assets resulting from capital share transactions	44,463,631	(348,254,222)
Net increase (decrease) in net assets	47,541,896	(270,509,624)
NET ASSETS:
Beginning of year or period	489,582,656	760,092,280
End of year or period	$537,124,552	$489,582,656

(1) Class P3 was fully redeemed on April 30, 2020.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses, net of fee waivers and/ or recoupments, if any(2)(3)	Expenses, net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio Turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-21+	9.04	0.15	*	0.05	0.20	0.14	—	—	0.14	9.10	2.28	1.25	1.04	1.04	3.27	51,246	31
03-31-21	8.00	0.29	*	1.03	1.32	0.28	—	—	0.28	9.04	16.69	1.34	1.13	1.13	3.35	39,518	60
03-31-20	9.59	0.46		(1.58)	(1.12)	0.47	—	—	0.47	8.00	(12.34)	1.18	1.10	1.10	4.83	52,014	52
03-31-19	9.86	0.46		(0.28)	0.18	0.45	—	—	0.45	9.59	1.90	1.14	1.05	1.05	4.75	59,614	58
03-31-18	9.93	0.35		(0.05)	0.30	0.35	—	0.02	0.37	9.86	3.09	1.13	1.02	1.02	3.58	43,839	82
03-31-17	9.70	0.37	*	0.25	0.62	0.39	—	—	0.39	9.93	6.49	1.11	1.03	1.03	3.79	93,318	69
Class C
09-30-21+	9.04	0.11	*	0.06	0.17	0.11	—	—	0.11	9.10	1.89	2.00	1.79	1.79	2.50	12,994	31
03-31-21	8.00	0.23	*	1.03	1.26	0.22	—	—	0.22	9.04	15.83	2.09	1.88	1.88	2.59	14,914	60
03-31-20	9.59	0.38		(1.58)	(1.20)	0.39	—	—	0.39	8.00	(13.00)	1.93	1.85	1.85	4.12	20,446	52
03-31-19	9.87	0.38	*	(0.28)	0.10	0.38	—	—	0.38	9.59	1.04	1.89	1.80	1.80	3.93	39,455	58
03-31-18	9.93	0.28		(0.04)	0.24	0.28	—	0.02	0.30	9.87	2.42	1.88	1.77	1.77	2.85	45,848	82
03-31-17	9.70	0.30	*	0.25	0.55	0.32	—	—	0.32	9.93	5.70	1.86	1.78	1.78	3.08	55,583	69
Class I
09-30-21+	9.04	0.16	*	0.06	0.22	0.16	—	—	0.16	9.10	2.41	0.90	0.79	0.79	3.50	236,706	31
03-31-21	8.00	0.31	*	1.03	1.34	0.30	—	—	0.30	9.04	16.97	1.00	0.88	0.88	3.61	235,804	60
03-31-20	9.59	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.00	(12.12)	0.88	0.85	0.85	5.15	427,504	52
03-31-19	9.87	0.48		(0.28)	0.20	0.48	—	—	0.48	9.59	2.07	0.80	0.80	0.80	4.93	1,160,464	58
03-31-18	9.93	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.87	3.46	0.75	0.75	0.75	3.89	1,338,826	82
03-31-17	9.70	0.40	*	0.25	0.65	0.42	—	—	0.42	9.93	6.76	0.76	0.76	0.76	4.09	1,156,695	69
Class P
09-30-21+	9.02	0.19	*	0.05	0.24	0.19	—	—	0.19	9.07	2.65	0.86	0.22	0.22	4.09	128,657	31
03-31-21	7.99	0.37	*	1.03	1.40	0.37	—	—	0.37	9.02	17.72	0.96	0.29	0.29	4.19	95,986	60
03-31-20	9.58	0.53	*	(1.56)	(1.03)	0.56	—	—	0.56	7.99	(11.52)	0.85	0.20	0.20	5.70	122,016	52
03-31-19	9.86	0.55		(0.29)	0.26	0.54	—	—	0.54	9.58	2.75	0.77	0.12	0.12	5.65	53,416	58
03-31-18	9.92	0.45		(0.05)	0.40	0.44	—	0.02	0.46	9.86	4.15	0.74	0.09	0.09	4.56	42,522	82
03-31-17	9.69	0.47		0.24	0.71	0.48	—	—	0.48	9.92	7.47	0.75	0.10	0.10	4.76	36,072	69
Class R
09-30-21+	9.03	0.14	*	0.04	0.18	0.13	—	—	0.13	9.08	2.04	1.50	1.29	1.29	3.01	95,538	31
03-31-21	7.99	0.27	*	1.03	1.30	0.26	—	—	0.26	9.03	16.42	1.59	1.38	1.38	3.08	91,934	60
03-31-20	9.58	0.43		(1.58)	(1.15)	0.44	—	—	0.44	7.99	(12.57)	1.43	1.35	1.35	4.60	99,774	52
03-31-19	9.85	0.44	*	(0.28)	0.16	0.43	—	—	0.43	9.58	1.65	1.39	1.30	1.30	4.48	139,026	58
03-31-18	9.91	0.33		(0.04)	0.29	0.33	—	0.02	0.35	9.85	2.94	1.38	1.27	1.27	3.36	118,071	82
03-31-17	9.69	0.35		0.24	0.59	0.37	—	—	0.37	9.91	6.12	1.36	1.28	1.28	3.58	119,041	69
Class W
09-30-21+	9.06	0.16	*	0.05	0.21	0.16	—	—	0.16	9.11	2.29	1.00	0.79	0.79	3.51	11,983	31
03-31-21	8.01	0.32	*	1.03	1.35	0.30	—	—	0.30	9.06	17.08	1.09	0.88	0.88	3.69	11,426	60
03-31-20	9.60	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.01	(12.10)	0.93	0.85	0.85	5.11	35,543	52
03-31-19	9.89	0.46	*	(0.27)	0.19	0.48	—	—	0.48	9.60	1.96	0.89	0.80	0.80	4.60	52,642	58
03-31-18	9.95	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.89	3.46	0.88	0.77	0.77	3.88	557,067	82
03-31-17	9.72	0.39	*	0.26	0.65	0.42	—	—	0.42	9.95	6.75	0.86	0.78	0.78	3.96	434,100	69

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
*	Calculated using average number of shares outstanding throughout the period.
+	Unaudited

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class P, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees, shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual

8

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

D.  When-Issued and Delayed-Delivery Transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the loans. Interest income on such loans is not accrued until settlement date.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

H.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENTS

For the period ended September 30, 2021, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $194,814,855 and $157,108,091, respectively.

The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.650% on the first $300 million; 0.625% on the next $200 million; and 0.600% thereafter, of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund through August 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I, Class P, and Class W) has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C	Class R
0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

ended September 30, 2021, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges	$1,394	$—
Contingent Deferred Sales Charges	—	67

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

Maximum Operating Expense Limit(1)
(as a percentage of average daily net assets)

Class A — 1.00%
Class C — 1.75%
Class I — 0.75%
Class P — 0.15%
Class R — 1.25%
Class W — 0.75%

(1).	Pursuant to a side letter agreement through August 1, 2022, the Investment Adviser has further lowered expenses to 0.95%, 1.70%, 0.70%, 1.20% and 0.70% for Class A, Class C, Class I, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2021, the amounts of waived and/or reimbursed fees possible that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

September 30,
2022	2023	2024	Total
$190,046	$488,283	$241,148	$919,477

As of September 30, 2021, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2022	2023	2024	Total
Class A	$29,635	$39,953	$9,231	$78,819
Class C	21,581	18,022	4,208	43,811
Class R	72,375	84,449	21,704	178,528
Class W	47,966	22,539	3,064	73,569

The amounts subject to possible recoupment listed in the tables above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.

The Expense Limitation Agreement is contractual through August 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective May 26, 2021, the Fund has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company (“SSB”) for an aggregate amount of $100,000,000, through May 25, 2022. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) temporarily finance the redemption of shares of an investor in the Fund. The Fund pays a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears and a structuring fee of $164,470, which is expensed over a year. Prior to May 26, 2021, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 26, 2021. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the overnight bank funding rate, plus a specified margin and 0.10%. Repayments generally must be made within 60 days after the date of a revolving credit advance.

During the period ended September 30, 2021 the Fund did not utilize the line of credit.

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment company owned more than 5% of the Fund:

Subsidiary/Affiliated Investment Company	Percentage
Voya Balanced Income Portfolio	5.27%
Voya Institutional Trust Company	18.11
Voya Investment Management Co. LLC	15.88

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2021, the per account fees for affiliated recordkeeping services paid by the Fund were $62,159.

NOTE 9 — UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

Funded portions of the credit agreements are presented within the Portfolio of Investments. At September 30, 2021, the Fund had the following unfunded loan commitments:

Unfunded Loan Commitment
BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan	$76,020
CMBF LLC Delayed Draw Term Loan	169,725
Dessert Holdings Inc. Delayed Draw Term Loan	101,053
DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan	15,366
ENC Holding Corporation Delayed Draw Term Loan	55,918
Focus Financial Partners, LLC 2021 Delayed Draw Term Loan	319,688
HighTower Holdings LLC 2021 Delayed Draw Term Loan	167,000
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan	106,789
OneDigital Borrower LLC 2020 Delayed Draw Term Loan	58,906
Pro Mach Group, Inc. 2021 Delayed Draw Term Loan	145,251
Refficiency Holdings LLC 2020 Delayed Draw Term Loan	40,322
RVR Dealership Holdings, LLC Delayed Draw Term Loan	36,667
Service Logic Acquisition, Inc Delayed Draw Term Loan	197,977
Sovos Compliance, LLC 2021 Delayed Draw Term Loan	64,795
TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan	103,963
VT Topco, Inc. 2021 Delayed Draw Term Loan	35,745
$1,695,185

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class A
09-30-21	2,004,497	73,675	(817,344)	1,260,828	18,223,358	668,814	(7,413,566)	11,478,606
03-31-21	2,008,628	154,435	(4,291,805)	(2,128,742)	17,733,818	1,346,994	(37,508,698)	(18,427,886)
Class C
09-30-21	136,936	16,814	(375,198)	(221,448)	1,244,403	152,630	(3,408,197)	(2,011,164)
03-31-21	44,477	47,917	(997,888)	(905,494)	389,139	417,671	(8,782,845)	(7,976,035)
Class I
09-30-21	4,275,772	405,576	(4,748,624)	(67,276)	38,803,552	3,681,876	(43,061,454)	(576,026)
03-31-21	15,594,417	1,120,953	(44,070,088)	(27,354,718)	136,684,255	9,754,137	(379,186,518)	(232,748,126)
Class P
09-30-21	3,999,336	233,013	(690,215)	3,542,134	36,200,003	2,108,805	(6,242,731)	32,066,077
03-31-21	2,675,660	477,360	(7,772,864)	(4,619,844)	23,818,763	4,157,021	(67,288,532)	(39,312,748)
Class P3(1)
09-30-21	—	—	—	—	—	—	—	—
03-31-21	7,394	—	(356,813)	(349,419)	61,269	—	(2,939,936)	(2,878,667)
Class R
09-30-21	887,876	152,396	(707,674)	332,598	8,052,420	1,381,438	(6,412,335)	3,021,523
03-31-21	1,071,929	336,403	(3,710,891)	(2,302,559)	9,380,249	2,932,362	(32,433,169)	(20,120,558)

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class W
09-30-21	234,982	21,221	(203,073)	53,130	2,137,746	192,995	(1,846,126)	484,615
03-31-21	1,523,717	260,120	(2,828,336)	(1,044,499)	14,318,648	2,446,680	(26,338,046)	(9,572,718)

(1)	Share class was fully redeemed on April 30, 2020.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include capital loss carryforwards and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends to shareholders was as follows:

Year Ended March 31, 2021	Year Ended March 31, 2020
Ordinary	Ordinary
Income	Income
$20,148,060	$67,173,481

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2021 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable
Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$817,027	$(3,934,339)	$(37,631,541)	Short-term	None	$(90,726)	$(185,834,351)
		(144,994,772)	Long-term	None
$(182,626,313)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal

Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the

14

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Class Conversion: On September 10, 2021, the Board approved to reduce the automatic conversion for all Funds’ Class C shares to Class A shares of the same Fund, from the current holding period of 10 years from the date of purchase to a holding period of 8 years from the date of purchase. Beginning on or about the close of business November 2, 2021, all outstanding Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares eight years after purchase.

Dividends. Subsequent to September 30, 2021, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0250	November 1, 2021	Daily
Class C	$0.0192	November 1, 2021	Daily
Class I	$0.0270	November 1, 2021	Daily
Class P	$0.0322	November 1, 2021	Daily
Class R	$0.0231	November 1, 2021	Daily
Class W	$0.0270	November 1, 2021	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

15

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited)

Ratings Distribution
as of September 30, 2021

BB or above	11.84%
B	79.84%
CCC or below	6.67%
Not rated*	1.65%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund’s loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Standard & Poor. Ratings distribution is based on Standard & Poor’s senior secured facility ratings. The Standard & Poor’s rating scale is as follows, from excellent (high grade) to poor (including default): AAA to D, with intermediate ratings offered at each level between AA and CCC. Anything lower than a BBB- rating is considered a non-investment grade or junk bond. Any security that is not rated by Standard & Poor’s is placed in the NR (Not Rated) category. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*	Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: 91.3%
	Aerospace & Defense: 2.4%
1,855,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/28	$1,919,528	0.4
814,125	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	819,213	0.2
1,278,813	Amentum Government Services Holdings LLC Term Loan B, 3.584%, (US0001M + 3.500%), 01/29/27	1,279,878	0.2
986,741	American Airlines, Inc. 2018 Term Loan B, 1.836%, (US0001M + 1.750%), 06/27/25	946,858	0.2
2,393,734	Geo Group, Inc. (The) 2018 Term Loan B, 2.750%, (US0001M + 2.000%), 03/22/24	2,227,027	0.4
460,764	KBR, Inc. 2020 Term Loan B, 2.834%, (US0001M + 2.750%), 02/05/27	460,956	0.1
746,428	Maxar Technologies Ltd. Term Loan B, 2.840%, (US0001M + 2.750%), 10/04/24	741,430	0.1
3,353,521	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	3,360,707	0.6
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Aerospace & Defense: (continued)
1,010,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	$1,075,208	0.2
		12,830,805	2.4

	Air Transport: 0.3%
1,716,375	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/28	1,732,056	0.3

	Auto Components: 0.3%
1,539,767	Broadstreet Partners, Inc. 2020 Term Loan B, 3.084%, (US0001M + 3.000%), 01/27/27	1,523,166	0.3

	Automotive: 2.6%
1,055,000	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	1,057,110	0.2
1,455,259	Clarios Global LP 2021 USD Term Loan B, 3.337%, (US0001M + 3.250%), 04/30/26	1,450,256	0.3
1,088,231	Dealer Tire, LLC 2020 Term Loan B, 4.334%, (US0001M + 4.250%), 12/12/25	1,091,291	0.2
2,042,619	Gates Global LLC 2021 Term Loan B3, 3.250%, (US0001M + 2.500%), 03/31/27	2,042,300	0.4
411,267	Hertz Corporation, (The) 2021 Term Loan B, 3.646%, (US0003M + 3.500%), 06/30/28	412,006	0.1
77,702	Hertz Corporation, (The) 2021 Term Loan C, 3.646%, (US0003M + 3.500%), 06/30/28	77,842	0.0
1,412,402	Holley Purchaser, Inc. Term Loan B, 5.129%, (US0003M + 5.000%), 10/24/25	1,417,258	0.2
1,880,788	Les Schwab Tire Centers Term Loan B, 4.000%, (US0003M + 3.250%), 11/02/27	1,884,314	0.3
734,943	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.082%, (US0001M + 3.000%), 05/14/26	733,500	0.1
425,000	Rough Country, LLC 2021 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 07/26/29	425,000	0.1
495,000	Rough Country, LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 07/26/28	495,000	0.1

See Accompanying Notes to Financial Statements

16

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Automotive: (continued)
1,014,900	Truck Hero, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.250%), 01/31/28	$1,013,948	0.2
984,962	Wand NewCo 3, Inc. 2020 Term Loan, 3.084%, (US0001M + 3.000%), 02/05/26	976,729	0.2
930,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 05/11/28	930,952	0.2
		14,007,506	2.6

	Beverage & Tobacco: 0.5%
495,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	490,978	0.1
1,326,926	Sunshine Investments B.V. USD Term Loan B3, 2.874%, (US0003M + 2.750%), 03/28/25	1,318,632	0.2
970,000	Triton Water Holdings, Inc Term Loan, 4.000%, (US0003M + 3.500%), 03/31/28	969,849	0.2
		2,779,459	0.5

	Brokers: 0.1%
488,775	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/27	487,146	0.1

	Brokers, Dealers & Investment Houses: 0.2%
1,000,000	Forest City Enterprises, L.P. 2019 Term Loan B, 3.584%, (US0001M + 3.500%), 12/08/25	989,375	0.2

	Building & Development: 4.0%
498,750	ACProducts, Inc. 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 05/17/28	498,839	0.1
370,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	374,047	0.1
2,689,675	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0001M + 4.000%), 10/19/27	2,699,014	0.5
2,379,507	Core & Main LP 2021 Term Loan B, 2.586%, (US0001M + 2.500%), 07/27/28	2,374,053	0.4
2,427,800	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	2,427,548	0.5
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Building & Development: (continued)
303,473	CP Atlas Buyer, Inc. 2021 Term Loan B, 3.880%, (US0003M + 3.750%), 11/23/27	$303,118	0.1
902,938	Empire Today, LLC 2021 Term Loan B, 5.750%, (US0001M + 5.000%), 04/03/28	898,046	0.2
862,838	Foundation Building Materials Holding Company LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 02/03/28	858,254	0.2
106,667	IPS Corporation 2021 Delayed Draw Term Loan, 3.880%, 09/21/28	106,800	0.0
533,333	IPS Corporation 2021 Term Loan, 3.880%, 09/21/28	534,000	0.1
562,175	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	562,878	0.1
1,796,805	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/27	1,783,329	0.3
426,775	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/27	428,442	0.1
2,283,890	MX Holdings US, Inc. Term Loan B1B, 3.250%, (US0001M + 2.500%), 07/31/25	2,283,604	0.4
760,469	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/12/26	764,271	0.1
1,245,000	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 06/02/28	1,246,089	0.2
1,595,000	Standard Industries Inc. 2021 Term Loan B, 2.620%, (US0003M + 2.500%), 09/22/28	1,597,881	0.3
1,003,101	Werner FinCo LP 2017 Term Loan, 4.132%, (US0003M + 4.000%), 07/24/24	1,005,608	0.2
595,441	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	596,371	0.1
		21,342,192	4.0

	Business Equipment & Services: 10.7%
530,573	24-7 Intouch Inc 2018 Term Loan, 4.834%, (US0001M + 4.750%), 08/25/25	527,257	0.1

See Accompanying Notes to Financial Statements

17

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
745,000		AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.250%, (US0003M + 3.750%), 08/05/28	$745,931	0.1
2,378,050		AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	2,373,739	0.4
550,000		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0003M + 3.750%), 05/12/28	551,065	0.1
380,000		Anticimex International AB 2021 USD Term Loan B1, 3.620%, (US0003M + 3.500%), 07/21/28	379,881	0.1
625,000		APX Group, Inc. 2021 Term Loan B, 4.000%, (US0001M + 3.500%), 07/10/28	624,089	0.1
1,012,454		Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	1,013,562	0.2
634,115		Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 05/25/28	637,761	0.1
128,973		Atlas CC Acquisition Corp Term Loan C, 5.000%, (US0003M + 4.250%), 05/25/28	129,714	0.0
656,641		Belfor Holdings Inc. Term Loan B, 4.085%, (US0001M + 4.000%), 04/06/26	659,104	0.1
952,800		Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	956,571	0.2
1,396,039		Castle US Holding Corporation USD Term Loan B, 3.882%, (US0003M + 3.750%), 01/29/27	1,386,333	0.3
633,413		Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 05/17/28	634,732	0.1
225,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	226,687	0.0
287,446	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	288,729	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Business Equipment & Services: (continued)
1,369,123	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	$1,375,234	0.3
2,420,000	Endure Digital Inc. Term Loan, 4.250%, (US0006M + 3.500%), 02/10/28	2,409,412	0.4
880,000	Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/28	883,117	0.2
1,913,294	EVO Payments International LLC 2018 1st Lien Term Loan, 3.340%, (US0001M + 3.250%), 12/22/23	1,913,294	0.4
93,434	First Advantage Holdings, LLC 2021 Term Loan B, 2.834%, (US0001M + 2.750%), 01/31/27	93,458	0.0
1,394,076	Flexential Intermediate Corporation 2nd Lien Term Loan, 7.333%, (US0001M + 7.250%), 08/01/25	1,282,224	0.2
1,861,254	GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	1,856,601	0.3
1,156,661	Intrado Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,141,377	0.2
822,938	ION Trading Finance Limited 2021 USD Term Loan, 4.917%, (US0003M + 4.750%), 04/01/28	825,582	0.2
1,553,447	Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	1,559,855	0.3
2,106,323	KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	2,089,429	0.4
1,593,497	Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	1,599,473	0.3
709,909	NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0001M + 3.500%), 08/08/24	710,796	0.1
1,994,975	Nielsen Consumer Inc. 2021 USD Term Loan B, 4.084%, (US0001M + 4.000%), 03/06/28	2,002,955	0.4

See Accompanying Notes to Financial Statements

18

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
1,377,938		Paysafe Group Holdings II Limited USD Term Loan B1, 3.250%, (US0003M + 2.750%), 06/28/28	$1,364,588	0.3
1,855,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/28	1,861,261	0.3
1,766,725		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.335%, (US0001M + 3.250%), 05/01/25	1,763,412	0.3
1,441,388		Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001M + 4.000%), 01/20/28	1,441,387	0.3
48,438	(1)	Refficiency Holdings LLC 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/16/27	48,509	0.0
249,989		Refficiency Holdings LLC 2020 Term Loan, 4.750%, (US0001M + 4.000%), 12/16/27	250,354	0.0
715,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.084%, (US0001M + 7.000%), 05/29/26	719,111	0.1
1,263,991		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.334%, (US0001M + 3.250%), 05/30/25	1,255,170	0.2
1,950,970		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	1,930,729	0.4
815,999		Rockwood Service Corporation 2020 Term Loan, 4.084%, (US0001M + 4.000%), 01/23/27	819,229	0.2
235,433	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/27	236,611	0.0
954,700		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	957,086	0.2
605,000		SITEL Worldwide Corporation 2021 USD Term Loan, 3.870%, (US0003M + 3.750%), 08/28/28	606,512	0.1
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
1,635,000		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 05/12/28	$1,628,869	0.3
932,686		Staples, Inc. 7 Year Term Loan, 5.126%, (US0003M + 5.000%), 04/16/26	891,997	0.2
1,761,617		SurveyMonkey Inc. 2018 Term Loan B, 3.830%, (US0001W + 3.750%), 10/10/25	1,757,213	0.3
307,675		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	308,329	0.1
300,174		Turing Midco LLC 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 03/23/28	300,456	0.1
1,708,088		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.129%, (US0003M + 4.000%), 08/20/25	1,677,983	0.3
1,924,420		Verscend Holding Corp. 2021 Term Loan B, 4.084%, (US0001M + 4.000%), 08/27/25	1,929,713	0.4
502,475		Virtusa Corporation Term Loan B, 4.500%, (US0001M + 3.750%), 02/11/28	504,108	0.1
1,075,275		VM Consolidated, Inc. 2021 Term Loan B, 3.382%, (US0003M + 3.250%), 03/19/28	1,075,610	0.2
498,734		VS Buyer, LLC Term Loan B, 3.084%, (US0001M + 3.000%), 02/28/27	497,986	0.1
35,745	(1)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 3.870%, (US0003M + 3.750%), 08/01/25	35,737	0.0
204,255		VT Topco, Inc. 2021 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/01/25	204,213	0.0
2,395,403		Yak Access, LLC 2018 1st Lien Term Loan B, 5.121%, (US0003M + 5.000%), 07/11/25	1,922,311	0.4
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.129%, (US0003M + 10.000%), 07/10/26	691,125	0.1
			57,557,571	10.7

See Accompanying Notes to Financial Statements

19

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Cable & Satellite Television: 1.6%
870,000	Cogeco Financing 2 LP 2021 Incremental Term Loan B, 3.000%, (US0001M + 2.500%), 09/01/28	$866,737	0.2
1,910,000	DirecTV Financing, LLC Term Loan, 5.750%, (US0003M + 5.000%), 07/22/27	1,913,780	0.4
2,861,303	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	2,862,680	0.5
1,679,765	Telesat Canada Term Loan B5, 2.860%, (US0002M + 2.750%), 12/07/26	1,525,724	0.3
1,352,289	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 08/18/23	1,353,415	0.2
		8,522,336	1.6

	Chemicals & Plastics: 2.5%
1,185,913	Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	1,202,220	0.2
1,363,306	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0001M + 4.250%), 08/01/25	1,365,223	0.3
1,084,550	CPC Acquisition Corp Term Loan, 4.500%, (US0003M + 3.750%), 12/29/27	1,082,516	0.2
190,000	NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	190,950	0.0
915,000	Diamond (BC) B.V. 2021 Term Loan B, 3.130%, 09/14/28	916,830	0.2
1,029,208	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0003M + 3.250%), 11/07/24	1,031,459	0.2
710,000	GEON Performance Solutions, LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 08/18/28	716,213	0.1
1,102,238	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/26	1,104,029	0.2
420,000	Lonza Group AG USD Term Loan B, 4.750%, (US0003M + 4.000%), 07/03/28	421,509	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Chemicals & Plastics: (continued)
1,110,910	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.874%, (US0003M + 4.750%), 10/15/25	$1,110,910	0.2
308,450	Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	309,028	0.1
503,738	PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 06/09/28	504,800	0.1
1,025,000	Solenis Holdings LLC 2021 USD Term Loan B, 3.880%, 09/21/28	1,025,549	0.2
770,000	Sparta U.S. HoldCo LLC 2021 Term Loan, 4.250%, (US0003M + 3.500%), 08/02/28	772,406	0.1
673,992	Starfruit Finco B.V 2018 USD Term Loan B, 2.832%, (US0001M + 2.750%), 10/01/25	670,322	0.1
840,000	W.R. Grace & Co.-Conn. 2021 Term Loan B, 3.870%, (US0003M + 3.750%), 09/22/28	843,938	0.2
		13,267,902	2.5

	Clothing/Textiles: 0.1%
503,738	Birkenstock GmbH & Co. KG USD Term Loan B, 4.250%, (US0003M + 3.750%), 04/27/28	504,157	0.1

	Communications: 0.1%
280,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 3.750%, (US0001M + 3.250%), 05/01/26	280,420	0.1

	Consumer, Cyclical: 0.2%
845,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/27	898,165	0.1
383,075	WellPet — TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	384,392	0.1
		1,282,557	0.2

	Consumer, Non-cyclical: 0.7%
1,955,000	CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/28	1,952,801	0.4
1,856,885	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.146%, (US0003M + 6.000%), 10/01/24	1,843,925	0.3
		3,796,726	0.7

See Accompanying Notes to Financial Statements

20

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Containers & Glass Products: 3.1%
1,442,750		Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	$1,435,424	0.3
1,902,935		BWAY Holding Company 2017 Term Loan B, 3.334%, (US0001M + 3.250%), 04/03/24	1,867,106	0.3
1,952,588		Charter NEX US, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 12/01/27	1,959,367	0.4
1,645,257		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.145%, (US0003M + 3.000%), 06/29/25	1,638,059	0.3
250,000		Flex Acquisition Company, Inc. 2021 Term Loan, 3.630%, (US0003M + 3.500%), 02/23/28	249,766	0.0
498,747		Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/27	498,981	0.1
727,986		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	728,290	0.1
595,000		Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 4.159%, 09/22/28	596,611	0.1
280,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 6.909%, 09/22/29	281,400	0.1
145,251	(1)	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 4.130%, (US0003M + 4.000%), 08/31/28	145,978	0.0
894,749		Pro Mach Group, Inc. 2021 Term Loan B, 5.000%, (US0001M + 4.000%), 08/31/28	899,222	0.2
1,910,400		Proampac PG Borrower LLC 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/03/25	1,917,086	0.4
2,183,500		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.334%, (US0001M + 3.250%), 02/05/26	2,171,218	0.4
135,000		Reynolds Group Holdings Inc. 2021 Term Loan B, 3.580%, (US0001M + 3.500%), 09/20/28	134,905	0.0
342,413		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	342,947	0.1
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Containers & Glass Products: (continued)
157,919	(1)	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.567%, (US0001M + 3.250%), 03/03/28	$157,238	0.0
700,326		TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0001M + 3.250%), 03/03/28	697,305	0.1
85,093		Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 4.120%, (US0003M + 4.000%), 09/15/28	85,283	0.0
849,907		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 4.130%, (US0003M + 4.000%), 09/15/28	851,804	0.2
			16,657,990	3.1

		Cosmetics/Toiletries: 0.4%
1,168,258		Anastasia Parent, LLC 2018 Term Loan B, 3.882%, (US0003M + 3.750%), 08/11/25	988,639	0.2
1,302,994		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.084%, (US0001M + 4.000%), 06/30/24	1,302,180	0.2
			2,290,819	0.4

		Drugs: 0.9%
994,830		Amneal Pharmaceuticals LLC 2018 Term Loan B, 3.586%, (US0001M + 3.500%), 05/04/25	983,431	0.2
445,000		ANI Pharmaceuticals, Inc Term Loan B, 5.631%, (US0003M + 6.000%), 04/27/28	447,781	0.1
1,820,438		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 05/05/28	1,824,989	0.3
1,496,250		Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/28	1,501,744	0.3
			4,757,945	0.9

		Ecological Services & Equipment: 0.3%
720,000		Clean Harbors Inc. 2021 Incremental Term Loan B, 2.130%, 09/21/28	721,575	0.1
743,138		Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	743,138	0.2
			1,464,713	0.3

See Accompanying Notes to Financial Statements

21

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: 15.6%
1,755,000	AP Core Holdings, II LLC Amortization Term Loan B1, 6.250%, (US0001M + 5.500%), 09/01/27	$1,761,034	0.3
1,400,000	AP Core Holdings, II LLC High-Yield Term Loan B2, 6.250%, (US0001M + 5.500%), 09/01/27	1,405,687	0.3
483,788	Atlas Purchaser, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	477,740	0.1
505,000	Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 5.630%, 03/23/26	511,155	0.1
2,872,233	Banff Merger Sub Inc 2021 USD Term Loan, 3.882%, (US0003M + 3.750%), 10/02/25	2,859,667	0.5
1,960,097	Barracuda Networks, Inc. 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/12/25	1,968,672	0.4
275,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	278,896	0.0
1,197,784	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.084%, (US0001M + 4.000%), 04/18/25	1,199,157	0.2
1,390,000	Cloudera, Inc. 2021 Term Loan, 3.870%, (US0003M + 3.750%), 08/10/28	1,390,434	0.3
312,638	CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/27	313,614	0.1
405,000	ConnectWise, LLC 2021 Term Loan B, 3.630%, 09/24/28	404,595	0.1
998,029	Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	999,069	0.2
260,000	CoreLogic, Inc. 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 06/04/29	266,500	0.0
1,378,781	Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.334%, (US0001M + 3.250%), 04/22/27	1,379,211	0.3
1,805,000	Cornerstone OnDemand, Inc. 2021 Term Loan, 3.880%, 09/21/28	1,804,625	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
650,000	Creation Holdings Inc 2021 Term Loan, 5.630%, 09/14/28	$647,562	0.1
992,513	Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	995,097	0.2
1,451,448	EagleView Technology Corporation 2018 Add On Term Loan B, 3.587%, (US0001M + 3.500%), 08/14/25	1,437,387	0.3
1,028,735	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.349%, (US0003M + 4.250%), 06/26/25	1,023,377	0.2
1,786,950	Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	1,788,324	0.3
498,747	Grab Holdings Inc Term Loan B, 4.630%, (US0003M + 4.500%), 01/29/26	503,734	0.1
1,661,650	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	1,669,309	0.3
795,429	Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.917%, (US0003M + 3.750%), 03/11/28	795,677	0.1
1,892,574	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,897,503	0.3
1,979,389	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,985,750	0.4
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	1,371,951	0.3
2,332,000	Informatica LLC, 2020 USD Term Loan B, 3.334%, (US0001M + 3.250%), 02/25/27	2,327,044	0.4
1,416,450	Ingram Micro Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.500%), 06/30/28	1,422,015	0.3
258,700	Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	259,751	0.0

See Accompanying Notes to Financial Statements

22

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
1,592,000	LogMeIn, Inc. Term Loan B, 4.833%, (US0001M + 4.750%), 08/31/27	$1,593,119	0.3
123,002	MA FinanceCo., LLC USD Term Loan B3, 2.837%, (US0001M + 2.750%), 06/21/24	122,099	0.0
2,140,000	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.750%, (US0003M + 5.000%), 07/27/28	2,143,210	0.4
560,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 8.370%, (US0003M + 8.250%), 05/03/29	559,300	0.1
2,253,198	McAfee, LLC 2018 USD Term Loan B, 3.837%, (US0001M + 3.750%), 09/30/24	2,257,189	0.4
1,202,618	MH Sub I, LLC 2017 1st Lien Term Loan, 3.585%, (US0001M + 3.500%), 09/13/24	1,200,927	0.2
1,677,261	MH Sub I, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 09/13/24	1,683,402	0.3
615,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 6.336%, (US0001M + 6.250%), 02/12/29	625,635	0.1
994,872	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 3.334%, (US0001M + 3.250%), 09/05/25	988,654	0.2
1,062,338	Panther Commercial Holdings L.P Term Loan, 4.750%, (US0003M + 4.250%), 01/07/28	1,067,649	0.2
1,156,263	Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	1,161,141	0.2
2,188,212	Project Boost Purchaser, LLC 2019 Term Loan B, 3.584%, (US0001M + 3.500%), 06/01/26	2,180,280	0.4
2,271,138	Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	2,282,777	0.4
2,170,000	Proofpoint, Inc. 1st Lien Term Loan, 3.750%, (US0003M + 3.250%), 08/31/28	2,160,356	0.4
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Electronics/Electrical: (continued)
2,089,485		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.379%, (US0003M + 4.250%), 05/16/25	$2,089,859	0.4
2,000,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 05/18/26	1,999,000	0.4
2,608,463		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	2,591,419	0.5
1,440,000		Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	1,421,400	0.3
977,865		Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	876,819	0.2
1,546,178		Rocket Software, Inc. 2018 Term Loan, 4.334%, (US0001M + 4.250%), 11/28/25	1,536,193	0.3
1,820,438		Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 11/28/25	1,816,170	0.3
395,068		Sabre GLBL Inc. 2021 Term Loan B1, 3.620%, (US0003M + 3.500%), 12/17/27	392,661	0.1
629,758		Sabre GLBL Inc. 2021 Term Loan B2, 3.620%, (US0003M + 3.500%), 12/17/27	625,921	0.1
830,013		Seattle Spinco, Inc. USD Term Loan B3, 2.834%, (US0001M + 2.750%), 06/21/24	823,918	0.2
460,000		SkillSoft Corporation 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 06/30/28	462,587	0.1
1,101,146		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.834%, (US0001M + 2.750%), 02/05/24	1,091,442	0.2
1,884,016		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.628%, (US0003M + 3.500%), 05/16/25	1,874,125	0.3
64,795	(1)	Sovos Compliance, LLC 2021 Delayed Draw Term Loan, 4.620%, (US0003M + 4.500%), 08/11/28	65,270	0.0
375,205		Sovos Compliance, LLC 2021 Term Loan, 5.000%, (US0003M + 4.500%), 08/11/28	377,961	0.1

See Accompanying Notes to Financial Statements

23

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Electronics/Electrical: (continued)
1,686,846		Surf Holdings, LLC USD Term Loan, 3.616%, (US0003M + 3.500%), 03/05/27	$1,680,521	0.3
355,000		Tenable Holdings, Inc. Term Loan B, 3.250%, (US0003M + 2.750%), 07/07/28	355,444	0.1
550,000		Trader Interactive, LLC 2021 Term Loan B, 4.500%, (US0003M + 4.000%), 07/28/28	550,687	0.1
872,208	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.500% (PIK Rate 6.500%, Cash Rate 2.500%), 02/28/25	905,097	0.2
466,340		Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 6.882%, (US0003M + 6.750%), 05/29/26	402,801	0.1
2,675,425		Ultimate Software Group Inc(The) Term Loan B, 3.834%, (US0001M + 3.750%), 05/04/26	2,684,789	0.5
1,120,162		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.834%, (US0001M + 3.750%), 08/27/25	1,123,662	0.2
1,095,750		Watlow Electric Manufacturing Company Term Loan B, 4.132%, (US0003M + 4.000%), 03/02/28	1,100,316	0.2
516,100		Weld North Education, LLC 2021 Term Loan B, 4.250%, 12/21/27	517,310	0.1
1,343,600		Xperi Corporation 2020 Term Loan B, 3.584%, (US0001M + 3.500%), 06/02/25	1,341,920	0.2
			83,877,567	15.6

		Energy: 0.1%
578,497		Navitas Midstream Midland Basin, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/13/24	578,739	0.1

		Equipment Leasing: 0.2%
588,521		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 3.750%, (US0001M + 3.250%), 02/17/28	591,464	0.1
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Equipment Leasing: (continued)
418,950		Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0001M + 4.000%), 02/17/28	$421,254	0.1
			1,012,718	0.2

		Financial: 0.5%
645,000		Acrisure, LLC 2021 Incremental Term Loan B, 3.882%, (US0003M + 3.750%), 02/15/27	641,976	0.1
1,309,485		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	1,314,396	0.3
598,747		HUB International Ltd. — TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/25	599,842	0.1
			2,556,214	0.5

		Financial Intermediaries: 2.4%
446,591		Advisor Group, Inc. 2021 Term Loan, 4.584%, (US0001M + 4.500%), 07/31/26	447,834	0.1
470,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 7.000%, (US0003M + 6.500%), 08/02/29	471,175	0.1
775,000		AqGen Island Holdings, Inc. Term Loan, 4.000%, (US0003M + 3.500%), 08/02/28	774,419	0.1
1,350,639		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.084%, (US0001M + 3.000%), 06/15/25	1,342,197	0.2
498,747		Citadel Securities LP 2021 Term Loan B, 2.585%, (US0003M + 2.500%), 02/02/28	494,928	0.1
913,362		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.834%, (US0001M + 2.750%), 08/21/25	906,855	0.2
1,787,375		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	1,794,875	0.3
2,395,450		Edelman Financial Center, LLC 2021 Term Loan B, 4.250%, (US0001M + 3.500%), 04/07/28	2,393,739	0.4
319,688	(1)	Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.620%, (US0003M + 2.500%), 06/24/28	318,449	0.1

See Accompanying Notes to Financial Statements

24

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Financial Intermediaries: (continued)
1,381,849		Focus Financial Partners, LLC 2021 Term Loan, 3.000%, (US0001M + 2.500%), 07/01/28	$1,376,495	0.3
167,000	(1)	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.130%, 04/21/28	167,355	0.0
668,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, 04/21/28	669,419	0.1
483,781		Jane Street Group, LLC 2021 Term Loan, 2.834%, (US0001M + 2.750%), 01/26/28	479,599	0.1
846,781		VFH Parent LLC 2019 Term Loan B, 3.082%, (US0001M + 3.000%), 03/01/26	846,675	0.2
610,000		Zebra Buyer LLC Term Loan B, 3.381%, (US0003M + 3.250%), 04/21/28	612,745	0.1
			13,096,759	2.4

		Food Products: 1.4%
992,367		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.836%, (US0001M + 3.750%), 10/01/25	979,962	0.2
50,000		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 5.500%, (US0001M + 4.750%), 10/01/25	49,500	0.0
1,001,851		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	1,006,323	0.2
101,053	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/07/28	101,116	0.0
538,947		Dessert Holdings Inc. Term Loan, 4.750%, (US0003M + 4.000%), 06/07/28	539,284	0.1
2,694,638		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	2,703,058	0.5
614,914		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	614,914	0.1
970,000		NPC International, Inc. 2nd Lien Term Loan, 3.880%, (US0003M + 7.500%), 04/18/25	19,400	0.0
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Food Products: (continued)
1,089,628		Sigma Bidco B.V. 2018 USD Term Loan B, 3.160%, (US0006M + 3.000%), 07/02/25	$1,072,261	0.2
506,488		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	508,282	0.1
			7,594,100	1.4

		Food Service: 1.0%
997,462		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.897%, (US0001M + 1.750%), 11/19/26	985,973	0.2
400,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	394,897	0.1
1,633,905		H Food Holdings LLC 2018 Term Loan B, 3.772%, (US0001M + 3.688%), 05/23/25	1,631,279	0.3
480,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 6.877%, (US0003M + 6.750%), 07/30/29	484,200	0.1
330,000		K-Mac Holdings Corp 2021 Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	328,881	0.0
984,795		Tacala, LLC 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 02/05/27	983,411	0.2
765,000		Whatabrands LLC 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 08/03/28	765,191	0.1
			5,573,832	1.0

		Food/Drug Retailers: 1.5%
2,156,613		EG Finco Limited 2018 USD Term Loan, 4.145%, (US0003M + 4.000%), 02/07/25	2,153,018	0.4
1,849,474		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0001M + 10.750%), 10/01/24	1,618,289	0.3
1,394,839	(2)	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0001M + 7.000%) (PIK Rate 0.000%, Cash Rate 0.000%), 04/01/24	1,422,736	0.3
1,509,200		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0001M + 5.500%), 09/06/24	1,515,095	0.3

See Accompanying Notes to Financial Statements

25

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Food/Drug Retailers: (continued)
1,087,734	United Natural Foods, Inc. Term Loan B, 3.584%, (US0001M + 3.500%), 10/22/25	$1,088,466	0.2
		7,797,604	1.5

	Forest Products: 0.6%
467,596	Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/23	468,911	0.1
1,749,300	LABL, Inc. 2021 USD Term Loan B, 4.084%, (US0001M + 4.000%), 07/01/26	1,749,300	0.3
530,000	Osmose Utilities Services, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 06/23/28	528,675	0.1
487,553	Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/28	489,178	0.1
		3,236,064	0.6

	Health Care: 9.5%
1,492,788	Accelerated Health Systems, LLC Term Loan B, 3.586%, (US0001M + 3.500%), 10/31/25	1,488,123	0.3
2,373,075	ADMI Corp. 2021 Term Loan B2, 3.625%, (US0001M + 3.125%), 12/23/27	2,355,277	0.4
410,000	Agiliti Health, Inc 2020 Incremental Term Loan, 2.830%, (US0001M + 2.750%), 01/04/26	409,487	0.1
1,185,061	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	1,176,385	0.2
526,025	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	522,901	0.1
1,721,350	Athenahealth, Inc. 2021 Term Loan B1, 4.377%, (US0003M + 4.250%), 02/11/26	1,728,235	0.3
1,506,745	Bausch Health Companies, Inc. 2018 Term Loan B, 3.084%, (US0001M + 3.000%), 06/02/25	1,506,557	0.3
467,404	Cano Health LLC Term Loan, 5.250%, (US0003M + 4.500%), 11/19/27	468,427	0.1
354,113	CBI Buyer, Inc. Term Loan, 3.750%, (US0003M + 3.250%), 01/06/28	353,817	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: (continued)
472,625	CCRR Parent, Inc Term Loan B, 4.500%, (US0003M + 3.750%), 03/06/28	$474,841	0.1
975,000	CHG Healthcare Services Inc. 2021 Term Loan, 3.630%, 09/22/28	975,000	0.2
1,237,915	Curia Global, Inc. 2021 Term Loan, 4.500%, (US0003M + 3.750%), 08/30/26	1,240,701	0.2
1,185,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0001M + 4.000%), 01/08/27	1,190,925	0.2
1,970,068	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.834%, (US0001M + 3.750%), 10/10/25	1,758,285	0.3
752,453	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	757,156	0.1
2,066,978	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0001M + 3.250%), 07/27/23	2,069,922	0.4
2,817,466	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0006M + 4.250%), 03/14/25	2,828,787	0.5
881,594	GoodRx, Inc. 1st Lien Term Loan, 2.834%, (US0001M + 2.750%), 10/10/25	881,752	0.2
498,698	Greenway Health, LLC 2017 1st Lien Term Loan, 3.882%, (US0003M + 3.750%), 02/16/24	480,152	0.1
638,400	Heartland Dental, LLC 2021 Incremental Term Loan, 4.085%, (US0001M + 4.000%), 04/30/25	637,702	0.1
1,625,000	Hunter Holdco 3 Limited USD Term Loan B, 4.750%, (US0003M + 4.250%), 08/19/28	1,634,141	0.3
527,600	Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/25	527,718	0.1
635,000	MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	635,265	0.1
1,435,000	MPH Acquisition Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.250%), 08/17/28	1,421,347	0.3

See Accompanying Notes to Financial Statements

26

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Health Care: (continued)
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 03/02/29	$152,812	0.0
260,614	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0003M + 3.750%), 03/02/28	260,976	0.1
87,058		National Mentor Holdings, Inc. 2021 Term Loan C, 4.500%, (US0003M + 3.750%), 03/02/28	87,179	0.0
2,620,163		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/28	2,623,803	0.5
289,275		nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 01/28/28	289,682	0.1
1,355,529		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.083%, (US0001M + 3.000%), 06/30/25	1,355,782	0.3
643,388		Pacific Dental Services,LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 05/05/28	646,102	0.1
1,761,150		Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/27	1,765,553	0.3
1,230,000		Parexel International Corporation 2021 1st Lien Term Loan, 3.620%, (US0003M + 3.500%), 08/11/28	1,231,708	0.2
794,083		Pathway Vet Alliance LLC 2021 Term Loan, 3.835%, (US0001M + 3.750%), 03/31/27	793,388	0.2
654,987		PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	656,489	0.1
1,835,073		Phoenix Guarantor Inc 2020 Term Loan B, 3.336%, (US0001M + 3.250%), 03/05/26	1,826,470	0.3
189,525		Phoenix Guarantor Inc 2021 Term Loan B3, 3.585%, (US0001M + 3.500%), 03/05/26	189,087	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: (continued)
309,225	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.121%, (US0003M + 4.000%), 06/22/26	$309,129	0.1
248,750	PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0003M + 3.000%), 12/29/27	249,061	0.0
394,013	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/26	395,818	0.1
1,407,925	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	1,407,155	0.3
1,882,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.835%, (US0001M + 3.750%), 11/16/25	1,881,978	0.4
375,000	Resonetics, LLC 2021 Term Loan, 4.750%, (US0003M + 4.250%), 04/28/28	375,937	0.1
761,144	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0003M + 5.250%), 12/17/27	765,901	0.1
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 12/11/26	1,031,119	0.2
2,193,975	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/26	2,200,221	0.4
928,606	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0003M + 4.250%), 12/16/27	931,121	0.2
1,165,000	US Anesthesia Partners Inc 2021 Term Loan, 4.380%, 09/22/28	1,168,074	0.2
760,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/28	760,950	0.1
		50,878,398	9.5

	Home Furnishings: 0.2%
765,000	Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/28	766,514	0.1
370,000	Illuminate Merger Sub Corp. Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	370,424	0.1
		1,136,938	0.2

See Accompanying Notes to Financial Statements

27

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Industrial Equipment: 2.9%
1,997,934		Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	$2,002,306	0.4
169,725	(1)	CMBF LLC Delayed Draw Term Loan, 6.120%, (US0003M + 6.000%), 06/08/28	169,937	0.0
570,275		CMBF LLC Term Loan, 6.500%, (US0001M + 6.000%), 06/08/28	570,988	0.1
1,384,340		CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.586%, (US0001M + 3.500%), 11/17/25	1,379,148	0.3
629,075		Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0001M + 5.000%), 04/20/27	635,366	0.1
1,939,633		Filtration Group Corporation 2018 1st Lien Term Loan, 3.084%, (US0001M + 3.000%), 03/29/25	1,931,147	0.4
1,827,826		Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.132%, (US0003M + 4.000%), 09/30/26	1,828,683	0.3
250,521		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0001W + 4.000%), 02/16/28	251,748	0.0
1,360,684		Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	1,361,960	0.3
1,835,400		Madison IAQ LLC Term Loan, 3.750%, (US0003M + 3.250%), 06/21/28	1,834,971	0.3
1,036,875		Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	1,040,763	0.2
1,705,910		Vertical US Newco Inc Term Loan B, 4.000%, (US0003M + 3.500%), 07/29/27	1,711,241	0.3
850,000		Waterlogic Holdings Limited 2021 USD Term Loan B, 4.890%, (US0003M + 4.750%), 08/04/28	852,125	0.2
			15,570,383	2.9
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Insurance: 4.0%
1,736,088		Acrisure, LLC 2020 Term Loan B, 3.632%, (US0003M + 3.500%), 02/15/27	$1,720,898	0.3
1,098,327		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.334%, (US0001M + 3.250%), 05/09/25	1,091,650	0.2
363,315		Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 11/05/27	364,148	0.1
1,368,277		Alliant Holdings Intermediate, LLC Term Loan B, 3.334%, (US0001M + 3.250%), 05/09/25	1,359,810	0.3
1,759,464		Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0003M + 3.250%), 09/19/24	1,761,114	0.3
252,246		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/25	256,293	0.1
1,774,813		Aretec Group, Inc. 2018 Term Loan, 4.334%, (US0001M + 4.250%), 10/01/25	1,772,594	0.3
2,797,573		AssuredPartners, Inc. 2020 Term Loan B, 3.584%, (US0001M + 3.500%), 02/12/27	2,783,392	0.5
1,183,053		Hub International Limited 2018 Term Loan B, 2.875%, (US0003M + 2.750%), 04/25/25	1,173,194	0.2
1,717,788		NFP Corp. 2020 Term Loan, 3.334%, (US0001M + 3.250%), 02/15/27	1,703,115	0.3
58,906	(1)	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.631%, (US0003M + 4.500%), 11/16/27	59,225	0.0
1,816,963		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	1,826,806	0.4
498,741		Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	499,779	0.1
1,723,807		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.334%, (US0001M + 3.250%), 12/31/25	1,712,090	0.3

See Accompanying Notes to Financial Statements

28

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Insurance: (continued)
992,386		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.834%, (US0001M + 3.750%), 09/03/26	$991,517	0.2
1,252,823		USI, Inc. 2017 Repriced Term Loan, 3.132%, (US0003M + 3.000%), 05/16/24	1,246,111	0.2
953,037		USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/26	948,391	0.2
			21,270,127	4.0

		Leisure Good/Activities/Movies: 3.1%
356,738		24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.132%, (US0003M + 5.000%), 12/29/25	311,254	0.1
561,574		24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/22	561,574	0.1
1,114,669		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 4.000%, (US0001M + 3.500%), 08/17/28	1,113,275	0.2
713,174		AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.083%, (US0001M + 3.000%), 04/22/26	663,952	0.1
1,990,000		City Football Group Limited Term Loan, 4.000%, (US0003M + 3.500%), 07/21/28	1,987,512	0.4
1,728,121		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.882%, (US0003M + 2.750%), 09/18/24	1,628,754	0.3
14,726	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.132% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	18,273	0.0
1,129,325		CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/28	1,124,296	0.2
500,000		Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.103%, (US0001M + 2.500%), 02/01/24	499,531	0.1
1,058,485		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	986,848	0.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
428,925		Hayward Industries, Inc. 2021 Term Loan, 3.000%, (US0001M + 2.500%), 05/12/28	$428,427	0.1
488,775		MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/28	490,379	0.1
698,787		National CineMedia, LLC 2021 Incremental Term Loan, 9.000%, (US0001M + 8.000%), 12/20/24	702,281	0.1
355,000		PUG LLC 2021 Incremental Term Loan B, 4.750%, (US0001M + 4.250%), 02/12/27	355,444	0.1
497,468		PUG LLC USD Term Loan, 3.584%, (US0001M + 3.500%), 02/12/27	487,208	0.1
496,162		RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	496,162	0.1
36,667	(1)	RVR Dealership Holdings, LLC Delayed Draw Term Loan, 4.120%, (US0003M + 4.000%), 02/08/28	36,667	0.0
553,613		Samsonite International S.A. 2020 Incremental Term Loan B2, 3.750%, (US0001M + 3.000%), 04/25/25	550,696	0.1
1,770,577		Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/26	1,775,556	0.3
1,604,625		WeddingWire, Inc. 1st Lien Term Loan, 4.629%, (US0003M + 4.500%), 12/19/25	1,608,636	0.3
600,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.379%, (US0003M + 8.250%), 12/21/26	591,000	0.1
			16,417,725	3.1

		Lodging & Casinos: 2.3%
995,000		Aimbridge Acquisition Co., Inc. 2020 Incremental Term Loan B, 5.500%, (US0001M + 4.750%), 02/02/26	990,647	0.2
745,921		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	742,969	0.1
1,110,938		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,118,112	0.2

See Accompanying Notes to Financial Statements

29

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Lodging & Casinos: (continued)
2,552,339		Caesars Resort Collection, LLC 2020 Term Loan B1, 3.583%, (US0003M + 3.500%), 07/21/25	$2,558,429	0.5
1,776,028		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,774,549	0.3
905,000		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.500%, (US0001M + 3.000%), 08/02/28	908,167	0.2
500,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.842%, (US0001M + 1.750%), 06/22/26	496,312	0.1
500,000		J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/28	503,125	0.1
632,842		Scientific Games International, Inc. 2018 Term Loan B5, 2.834%, (US0001M + 2.750%), 08/14/24	630,588	0.1
670,682		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 2.382%, (US0003M + 2.250%), 07/21/26	669,285	0.1
745,875		The Enterprise Development Authority Term Loan B, 5.000%, (US0001M + 4.250%), 02/18/28	748,653	0.2
1,240,000		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 3.370%, (US0003M + 3.250%), 08/06/28	1,241,260	0.2
			12,382,096	2.3

		Mortgage REITs: 0.1%
76,020	(1)	BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.896%, (US0003M + 3.750%), 06/01/26	75,735	0.0
667,277		BIFM CA Buyer Inc. Term Loan B, 3.837%, (US0001M + 3.750%), 06/01/26	664,775	0.1
			740,510	0.1

		Nonferrous Metals/Minerals: 0.7%
1,336,122		Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	1,330,973	0.3
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Nonferrous Metals/Minerals: (continued)
2,446,530		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	$2,399,128	0.4
			3,730,101	0.7

		Oil & Gas: 1.6%
472,210		BCP Renaissance Parent LLC 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 10/31/24	468,964	0.1
1,339,253		Brazos Delaware II, LLC Term Loan B, 4.084%, (US0001M + 4.000%), 05/21/25	1,321,256	0.2
1,847,698	(3),(4)	Glass Mountain Pipeline Holdings, LLC Term Loan B, 4.630%, (US0003M + 4.500%), 12/23/24	662,862	0.1
939,816		HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	700,163	0.1
865,000		ITT Holdings LLC 2021 Term Loan, 3.250%, (US0001M + 2.750%), 07/10/28	866,081	0.2
498,708		Lucid Energy Group II Borrower, LLC 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 02/17/25	493,970	0.1
1,506,656		Oryx Midstream Holdings LLC Term Loan B, 4.085%, (US0001M + 4.000%), 05/22/26	1,507,441	0.3
981,160		Traverse Midstream Partners LLC 2017 Term Loan, 6.500%, (US0001M + 5.500%), 09/27/24	983,437	0.2
1,493,652		WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 06/22/26	1,460,978	0.3
			8,465,152	1.6

		Publishing: 0.6%
826,666		Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	828,732	0.1
960,000		McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 5.250%, (US0001M + 4.750%), 07/28/28	964,115	0.2

See Accompanying Notes to Financial Statements

30

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Publishing: (continued)
1,481,250	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	$1,515,350	0.3
		3,308,197	0.6

	Radio & Television: 2.2%
1,643,795	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.629%, (US0003M + 3.500%), 08/21/26	1,612,226	0.3
817,655	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0001M + 3.750%), 03/31/26	818,093	0.2
2,797,875	Diamond Sports Group, LLC Term Loan, 3.340%, (US0001M + 3.250%), 08/24/26	1,756,834	0.3
1,533,849	iHeartCommunications, Inc. 2020 Term Loan, 3.084%, (US0001M + 3.000%), 05/01/26	1,524,741	0.3
750,393	NASCAR Holdings, Inc Term Loan B, 2.584%, (US0001M + 2.500%), 10/19/26	750,861	0.1
160,805	Sinclair Television Group Inc. Term Loan B2B, 2.587%, (US0001M + 2.500%), 09/30/26	158,313	0.0
2,670,689	Terrier Media Buyer, Inc. 2021 Term Loan, 3.584%, (US0001M + 3.500%), 12/17/26	2,668,277	0.5
1,353,258	Univision Communications Inc. 2021 First Lien Term Loan B, 4.000%, (US0001M + 3.250%), 03/15/26	1,353,047	0.3
1,302,214	Univision Communications Inc. Term Loan C5, 2.834%, (US0001M + 2.750%), 03/15/24	1,302,447	0.2
		11,944,839	2.2

	Retailers (Except Food & Drug): 1.8%
42,778	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.646%, (US0003M + 4.000%), 07/31/28	42,949	0.0
342,222	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.500%, (US0001M + 4.000%), 07/31/28	343,591	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
157,461	Belk, Inc. 2021 FLFO Term Loan, 8.500%, (US0003M + 7.500%), 07/31/25	$158,117	0.0
24,630	Belk, Inc. 2021 FLSO Term Loan, 13.000%, (US0003M + 13.000%), 07/31/25	19,211	0.0
609,431	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/27	610,574	0.1
672,742	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	677,788	0.1
1,717,025	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/28	1,727,578	0.3
1,000,000	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 2.830%, (US0001M + 2.750%), 10/19/27	1,000,739	0.2
355,000	Jo-Ann Stores, Inc. 2021 Term Loan B1, 5.500%, (US0003M + 4.750%), 07/07/28	346,347	0.1
250,000	Lakeshore Intermediate LLC Term Loan, 3.630%, 09/29/28	250,000	0.1
642,484	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 03/04/28	641,012	0.1
623,993	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/25	535,074	0.1
205,704	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	203,647	0.0
773,063	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/28	774,935	0.1
835,800	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/28	836,397	0.2
1,250,000	Pilot Travel Centers LLC 2021 Term Loan B, 2.084%, (US0001M + 2.000%), 07/28/28	1,247,321	0.2
510,000	Victorias Secret & Co. Term Loan B, 3.750%, (US0003M + 3.250%), 06/30/28	509,362	0.1
		9,924,642	1.8

See Accompanying Notes to Financial Statements

31

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Surface Transport: 1.3%
1,172,063		American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	$1,167,911	0.2
629,082		ENC Holding Corporation 2021 Term Loan, 5.000%, (US0003M + 4.250%), 08/04/28	627,705	0.1
55,918	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/04/28	55,796	0.0
1,583,511		LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 05/07/28	1,588,955	0.3
1,492,500		PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/28	1,494,766	0.3
845,000		Savage Enterprises LLC 2021 Term Loan B, 3.750%, (US0003M + 3.250%), 09/15/28	848,063	0.2
890,000		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 5.000%, (US0002M + 4.250%), 07/26/28	893,646	0.2
250,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 7.750%, (US0006M + 7.000%), 07/26/29	250,000	0.0
			6,926,842	1.3

		Technology: 1.5%
2,236,665		Misys (Finastra) — TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,221,160	0.4
3,180,000		RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/28	3,173,134	0.6
861,316		UKG, Inc. — TL 1L, 4.000%, (US0003M + 3.250%), 05/04/26	864,116	0.1
2,044,293		Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	2,057,070	0.4
			8,315,480	1.5

		Telecommunications: 4.6%
900,654		Altice Financing SA 2017 USD Term Loan B, 2.876%, (US0001M + 2.750%), 07/15/25	888,045	0.2
901,293		Altice Financing SA USD 2017 1st Lien Term Loan, 2.900%, (US0003M + 2.750%), 01/31/26	888,337	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Telecommunications: (continued)
632,945	Altice France S.A. USD Term Loan B11, 2.879%, (US0003M + 2.750%), 07/31/25	$624,439	0.1
1,989,975	Asurion LLC 2020 Term Loan B8, 3.334%, (US0001M + 3.250%), 12/23/26	1,962,820	0.4
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.334%, (US0001M + 5.250%), 01/31/28	529,116	0.1
1,170,000	Asurion LLC 2021 Second Lien Term Loan B4, 5.334%, (US0001M + 5.250%), 01/20/29	1,167,318	0.2
1,496,100	Asurion LLC 2021 Term Loan B9, 3.334%, (US0001M + 3.250%), 07/31/27	1,475,903	0.3
2,047,235	Avaya, Inc. 2020 Term Loan B, 4.334%, (US0001M + 4.250%), 12/15/27	2,054,390	0.4
818,262	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/27	819,898	0.1
1,353,200	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 3.750%), 12/17/27	1,358,274	0.3
508,725	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/28	509,997	0.1
1,790,721	CommScope, Inc. 2019 Term Loan B, 3.336%, (US0001M + 3.250%), 04/06/26	1,784,285	0.3
2,398,475	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	2,402,785	0.4
1,747,784	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.334%, (US0001M + 4.250%), 11/29/25	1,659,739	0.3
1,447,028	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.334%, (US0001M + 8.250%), 11/29/26	1,352,971	0.2
385,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	384,519	0.1
264,029	GTT Communications, Inc. 2018 USD Term Loan B, 2.882%, (US0003M + 2.750%), 05/31/25	224,953	0.0

See Accompanying Notes to Financial Statements

32

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Telecommunications: (continued)
750,000		Level 3 Financing Inc. 2019 Term Loan B, 1.865%, (US0001M + 1.750%), 03/01/27	$741,897	0.1
1,090,000		MTN Infrastructure TopCo Inc 2021 Term Loan, 4.620%, (US0003M + 4.500%), 08/23/28	1,062,074	0.2
340,000		Orbcomm Inc. Term Loan B, 5.000%, (US0003M + 4.250%), 09/01/28	340,213	0.1
997,423		Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 6.000%, (US0003M + 5.000%), 03/09/23	998,633	0.2
1,477,299		Zayo Group Holdings, Inc. USD Term Loan, 3.084%, (US0001M + 3.000%), 03/09/27	1,466,148	0.3
			24,696,754	4.6

		Utilities: 0.6%
563,265		Generation Bridge Acquisition, LLC Term Loan B, 5.120%, (US0003M + 5.000%), 08/05/28	566,082	0.1
11,735		Generation Bridge Acquisition, LLC Term Loan C, 5.120%, (US0003M + 5.000%), 08/05/28	11,793	0.0
2,080,944		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	1,924,093	0.4
495,000		Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/28	494,381	0.1
			2,996,349	0.6

		Total Loans (Cost $491,121,925)	490,102,971	91.3

CORPORATE BONDS/NOTES: 1.2%
		Basic Materials: 0.1%
325,000	#	Diamond BC BV, 4.625%, 10/01/29	330,286	0.1

		Communications: 0.1%
835,000	#	Match Group Holdings II LLC, 3.625%, 10/01/31	825,272	0.1

		Consumer, Cyclical: 0.2%
835,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	837,088	0.2

		Financial: 0.2%
1,000,000	#	Rocket Mortgage LLC, 2.875%, 10/15/26	993,750	0.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.6%
500,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	$496,875	0.1
2,000,000		LSF11 A5 Holdco LLC, 6.625%, 10/15/29	2,000,000	0.4
715,000		Mozart Debt Merger Sub Inc., 5.250%, 10/01/29	715,000	0.1
			3,211,875	0.6
		Total Corporate Bonds/Notes (Cost $6,210,000)	6,198,271	1.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.9%
408,271	(5)	24 Hour Fitness Worldwide, Inc.	816,542	0.1
544,388	(5)	24 Hour Fitness Worldwide, Inc. — Preferred	1,497,067	0.3
50,201		Cineworld Group PLC — Warrants	24,892	0.0
132,618	(5)	Covia Specialty Minerals, Inc.	1,442,221	0.3
69,381	(5)	Cumulus Media, Inc. Class-A	849,917	0.2
7,543	(5)	Harvey Gulf International Marine LLC	26,401	0.0
4,783	(5)	Harvey Gulf International Marine LLC — Warrants	16,740	0.0
7,471	(5)	iQor	88,255	0.0
102,480	(5)	Longview Power LLC	281,820	0.0
11,573	(5)	Mens Wearhouse, Inc.	16,491	0.0
88,701	(5),(6)	Save-A-Lot, Inc. / Moran Foods	—	0.0
42,856	(5)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
		Total Equities and Other Assets (Cost $4,752,334)	5,060,775	0.9
		Total Long-Term Investments (Cost $502,084,259)	501,362,017	93.4
SHORT-TERM INVESTMENTS: 11.6%
			Mutual Funds: 11.6%
62,487,490	(7)	State Street Institutional Liquid Reserves Fund — Premier Class, 0.040% (Cost $62,500,237)	62,499,987	11.6
		Total Short-Term Investments (Cost $62,500,237)	62,499,987	11.6
		Total Investments (Cost $564,584,496)	$563,862,004	105.0
		Liabilities in Excess of Other Assets	(26,737,452)	(5.0)
		Net Assets	$537,124,552	100.0

See Accompanying Notes to Financial Statements

33

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (continued)

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.
(2)	All or a portion of this Loan is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(3)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	Senior Loan is on non-accrual status at September 30, 2021.
(5)	Non-income producing security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Loans	$—	$490,102,971	$—	$490,102,971
Equities and Other Assets	849,917	4,210,858	—	5,060,775
Corporate Bonds/Notes	—	6,198,271	—	6,198,271
Short-Term Investments	62,499,987	—	—	62,499,987
Total Investments, at fair value	$63,349,904	$500,512,100	$—	$563,862,004

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $564,936,608.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,836,212
Gross Unrealized Depreciation	(6,910,816)
Net Unrealized Depreciation	$(1,074,604)

See Accompanying Notes to Financial Statements

34

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163315 (0921-111821)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Michael Bell
Michael Bell

Chief Executive Officer

Date: December 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 7, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 7, 2021